UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

Growth Stock Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (19.5%)
Amazon.com, Inc.*	40,045	38,497
Charter Communications, Inc.*	22,386	8,136
Comcast Corp. - Class A	592,929	22,816
Delphi Automotive PLC*	87,421	8,602
Dollar Tree, Inc.*	110,067	9,556
The Home Depot, Inc.	134,578	22,012
Las Vegas Sands Corp.	177,977	11,419
Newell Brands, Inc.	238,341	10,170
Nordstrom, Inc.	143,083	6,746
The Priceline Group, Inc.*	10,665	19,526
Tesla Motors, Inc.*	28,581	9,749
Ulta Beauty, Inc.*	40,265	9,102
Wayfair, Inc.*	57,320	3,863

Total		180,194

Consumer Staples (5.2%)
Costco Wholesale Corp.	89,854	14,762
The Kraft Heinz Co.	106,313	8,244
Monster Beverage Corp.*	136,429	7,538
PepsiCo, Inc.	155,549	17,333

Total		47,877

Financials (3.1%)
Ameriprise Financial, Inc.	93,506	13,887
The Progressive Corp.	299,906	14,521

Total		28,408

Health Care (14.6%)
Aetna, Inc.	63,818	10,148
Biogen, Inc.*	46,867	14,675
BioMarin Pharmaceutical, Inc.*	65,156	6,064
Boston Scientific Corp.*	454,659	13,262
Bristol-Myers Squibb Co.	177,422	11,309
Celgene Corp.*	160,644	23,425

Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
IDEXX Laboratories, Inc.*	29,826	4,638
Merck & Co., Inc.	116,618	7,467
Neurocrine Biosciences, Inc.*	100,802	6,177
UnitedHealth Group, Inc.	142,575	27,923
Zoetis, Inc.	160,072	10,206

Total		135,294

Industrials (9.8%)
Fortive Corp.	177,876	12,592
Honeywell International, Inc.	138,204	19,589
PACCAR, Inc.	134,823	9,753
Quanta Services, Inc.*	242,547	9,064
Raytheon Co.	70,679	13,187
Union Pacific Corp.	112,795	13,081
United Technologies Corp.	114,348	13,274

Total		90,540

Information Technology (41.2%)
Activision Blizzard, Inc.	148,212	9,561
Alphabet, Inc. - Class A*	10,396	10,123
Alphabet, Inc. - Class C*	37,178	35,658
Apple, Inc.	204,802	31,564
Arista Networks, Inc.*	28,301	5,366
Broadcom, Ltd.	90,231	21,884
Citrix Systems, Inc.*	128,699	9,887
Facebook, Inc. - Class A*	277,004	47,332
First Data Corp.*	500,058	9,021
Fortinet, Inc.*	232,429	8,330
HubSpot, Inc.*	66,046	5,551
Microsoft Corp.	700,532	52,183
NVIDIA Corp.	114,988	20,556
PayPal Holdings, Inc.*	255,914	16,386
Salesforce.com, Inc.*	165,242	15,437
ServiceNow, Inc.*	87,350	10,266
Splunk, Inc.*	111,814	7,428

Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Square, Inc.*	272,725	7,857
Teradata Corp.*	215,411	7,279
Texas Instruments, Inc.	208,709	18,709
Twilio, Inc.*	179,100	5,346
Visa, Inc. - Class A	237,373	24,981

Total		380,705

Materials (3.1%)
DowDuPont, Inc.	197,328	13,661
Nucor Corp.	113,212	6,344
Vulcan Materials Co.	72,080	8,621

Total		28,626

Telecommunication Services (1.0%)
T-Mobile US, Inc.*	142,632	8,795

Total		8,795

Total Common Stocks
(Cost: $705,766)		900,439

Short-Term Investments (2.8%)

Money Market Funds (2.8%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.920%#	26,122,511	26,123

Total		26,123

Total Short-Term Investments
(Cost: $26,123)		26,123

Total Investments (100.3%)
(Cost: $731,889)(a)		926,562

Other Assets, Less
Liabilities (-0.3%)		(2,664)

Net Assets (100.0%)		923,898

*	Non-Income Producing

#	7 day yield as of September 30, 2017.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $731,889 and the net unrealized appreciation of investments based on that cost was $194,673 which is comprised of $199,722 aggregate gross unrealized appreciation and $5,049 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Growth Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$900,439	$-	$-
Short-Term Investments	26,123	-	-
Total Assets:	$926,562	$-	$-

Focused Appreciation Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (9.5%)
Amazon.com, Inc.*	60,232	57,904
Yum China Holdings, Inc.*	314,721	12,580
Yum! Brands, Inc.	212,367	15,632

Total		86,116

Consumer Staples (12.7%)
The Coca-Cola Co.	569,313	25,625
Danone SA, ADR	1,847,386	29,096
Monster Beverage Corp.*	620,075	34,259
The Procter & Gamble Co.	285,701	25,993

Total		114,973

Energy (3.0%)
Schlumberger, Ltd.	395,320	27,577

Total		27,577

Financials (6.0%)
American Express Co.	145,583	13,169
FactSet Research Systems, Inc.	83,754	15,085
SEI Investments Co.	435,481	26,591

Total		54,845

Health Care (15.5%)
Amgen, Inc.	95,328	17,774
Cerner Corp.*	312,485	22,287

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
Merck & Co., Inc.	164,124	10,509
Novartis AG, ADR	201,841	17,328
Novo Nordisk A/S, ADR	622,125	29,955
Regeneron Pharmaceuticals, Inc.*	54,966	24,576
Varian Medical Systems, Inc.*	187,305	18,742

Total		141,171

Industrials (7.7%)
Deere & Co.	185,883	23,345
Expeditors International of Washington, Inc.	419,669	25,121
United Parcel Service, Inc. - Class B	179,146	21,514

Total		69,980

Information Technology (44.1%)
Alibaba Group Holding, Ltd., ADR*	378,834	65,428
Alphabet, Inc. - Class A*	26,903	26,196
Alphabet, Inc. - Class C*	26,963	25,860
Analog Devices, Inc.	46,498	4,007
Autodesk, Inc.*	297,122	33,355
Automatic Data Processing, Inc.	68,890	7,531
Cisco Systems, Inc.	1,215,580	40,880

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Facebook, Inc. - Class A*	359,306	61,395
Microsoft Corp.	320,535	23,877
Oracle Corp.	796,716	38,521
QUALCOMM, Inc.	490,504	25,428
Visa, Inc. - Class A	464,301	48,863

Total		401,341

Total Common Stocks
(Cost: $688,625)		896,003

Short-Term Investments (1.5%)

Money Market Funds (1.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.92%#	13,921,699	13,922

Total Short-Term Investments
(Cost: $13,922)		13,922

Total Investments (100.0%)
(Cost: $702,547)(a)		909,925

Other Assets, Less
Liabilities (0.0%)		335

Net Assets (100.0%)		910,260

*	Non-Income Producing

#	7 day yield as of September 30, 2017.

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $702,547 and the net unrealized appreciation of investments based on that cost was $207,378 which is comprised of $222,369 aggregate gross unrealized appreciation and $14,991 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

Focused Appreciation Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$896,003	$-	$-
Short-Term Investments	13,922	-	-
Total Assets:	$909,925	$-	$-

Large Cap Core Stock Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Common Stocks (99.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (7.9%)
Comcast Corp. - Class A	389,204	14,976
McDonald’s Corp.	55,178	8,645
NIKE, Inc. - Class B	106,060	5,499
Twenty-First Century Fox, Inc. - Class A	210,110	5,543
The Walt Disney Co.	104,683	10,319

Total		44,982

Consumer Staples (22.6%)
Altria Group, Inc.	247,308	15,684
Anheuser-Busch InBev NV, ADR	60,750	7,248
The Coca-Cola Co.	360,785	16,239
Constellation Brands, Inc. - Class A	34,850	6,951
The Estee Lauder Cos., Inc. - Class A	113,261	12,214
Nestle SA, ADR	174,132	14,629
PepsiCo, Inc.	100,325	11,179
Philip Morris International, Inc.	284,028	31,530
The Procter & Gamble Co.	72,372	6,584
Walgreens Boots Alliance, Inc.	91,208	7,043

Total		129,301

Energy (7.5%)
Chevron Corp.	126,797	14,898
ConocoPhillips	126,470	6,330
Exxon Mobil Corp.	221,381	18,149
Total SA, ADR	64,607	3,458

Total		42,835

Common Stocks (99.5%)	Shares/ $ Par	Value $ (000’s)

Financials (15.4%)
American Express Co.	119,917	10,848
BlackRock, Inc.	31,353	14,018
Chubb, Ltd.	120,644	17,198
Intercontinental Exchange, Inc.	115,800	7,955
JPMorgan Chase & Co.	200,705	19,169
State Street Corp.	120,300	11,493
Wells Fargo & Co.	139,773	7,709

Total		88,390

Health Care (11.9%)
Abbott Laboratories	168,888	9,012
AbbVie, Inc.	112,622	10,008
Celgene Corp.*	49,150	7,167
Intuitive Surgical, Inc.*	7,500	7,844
Novartis AG, ADR	86,553	7,430
Novo Nordisk A/S, ADR	210,635	10,142
Roche Holding AG, ADR	277,664	8,885
UnitedHealth Group, Inc.	40,500	7,932

Total		68,420

Industrials (4.8%)
Canadian Pacific Railway, Ltd.	48,954	8,226
Union Pacific Corp.	68,600	7,955
United Technologies Corp.	99,626	11,565

Total		27,746

Information Technology (27.3%)
Alphabet, Inc. - Class C*	24,130	23,143
Apple, Inc.	218,239	33,635
ASML Holding NV	53,950	9,236
Automatic Data Processing, Inc.	27,640	3,022

Common Stocks (99.5%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Facebook, Inc. - Class A*	170,050	29,056
Microsoft Corp.	344,150	25,636
Texas Instruments, Inc.	199,583	17,891
Visa, Inc. - Class A	140,400	14,776

Total		156,395

Materials (2.1%)
Air Products & Chemicals, Inc.	35,397	5,353
Praxair, Inc.	48,726	6,809

Total		12,162

Total Common Stocks
(Cost: $392,655)		570,231

Short-Term Investments (0.4%)

Money Market Funds (0.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.920%#	2,482,463	2,482

Total		2,482

Total Short-Term Investments
(Cost: $2,482)		2,482

Total Investments (99.9%)
(Cost: $395,137)(a)		572,713

Other Assets, Less
Liabilities (0.1%)		674

Net Assets (100.0%)		573,387

*	Non-Income Producing

#	7 day yield as of September 30, 2017.

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $395,137 and the net unrealized appreciation of investments based on that cost was $177,576 which is comprised of $180,916 aggregate gross unrealized appreciation and $3,340 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Cap Core Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

		Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$570,231	$-	$-
Short-Term Investments	2,482	-	-
Total Assets:	$572,713	$-	$-

Large Cap Blend Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (17.1%)
Comcast Corp. - Class A	215,125	8,278
Dollar General Corp.	88,425	7,167
Omnicom Group, Inc.	58,800	4,355
The TJX Cos., Inc.	68,575	5,056
Twenty-First Century Fox, Inc. - Class A	31,175	823
Twenty-First Century Fox, Inc. - Class B	156,850	4,045

Total		29,724

Consumer Staples (5.1%)
Nestle SA, ADR	61,525	5,168
Unilever PLC, ADR	62,125	3,601

Total		8,769

Energy (4.3%)
Devon Energy Corp.	59,575	2,187
Schlumberger, Ltd.	76,500	5,337

Total		7,524

Financials (15.8%)
The Bank of New York Mellon Corp.	107,975	5,725
Berkshire Hathaway, Inc. - Class B*	47,475	8,703
JPMorgan Chase & Co.	69,350	6,624
The Progressive Corp.	132,850	6,432

Total		27,484

Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

Health Care (11.8%)
AmerisourceBergen Corp.	68,775	5,691
Cerner Corp.*	91,725	6,542
UnitedHealth Group, Inc.	42,650	8,353

Total		20,586

Industrials (14.8%)
Expeditors International of Washington, Inc.	99,300	5,944
Honeywell International, Inc.	54,950	7,789
PACCAR, Inc.	80,675	5,836
Stanley Black & Decker, Inc.	40,600	6,129

Total		25,698

Information Technology (15.3%)
Accenture PLC - Class A*	51,775	6,993
eBay, Inc.*	177,225	6,816
Microsoft Corp.	50,275	3,745
Oracle Corp.	76,100	3,680
TE Connectivity, Ltd.*	64,775	5,380

Total		26,614

Materials (3.1%)
Potash Corp. of Saskatchewan, Inc.	278,400	5,356

Total		5,356

Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (3.2%)
CenturyLink, Inc.	46,875	886
Level 3 Communications, Inc.*	87,050	4,639

Total		5,525

Total Common Stocks
(Cost: $121,211)		157,280

Short-Term Investments (9.5%)

Money Market Funds (9.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.92%#	16,606,971	16,607

Total		16,607

Total Short-Term Investments
(Cost: $16,607)		16,607

Total Investments (100.0%)
(Cost: $137,818)(a)		173,887

Other Assets, Less
Liabilities (0.0%)		16

Net Assets (100.0%)		173,903

*	Non-Income Producing

#	7 day yield as of September 30, 2017.

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $137,818 and the net unrealized appreciation of investments based on that cost was $36,069 which is comprised of $41,071 aggregate gross unrealized appreciation and $5,002 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

Large Cap Blend Portfolio

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

		Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Common Stocks	$157,280	$-	$-
Short-Term Investments	16,607	-	-
Total Assets:	$173,887	$-	$-

Index 500 Stock Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (11.7%)
Advance Auto Parts, Inc.	10,254	1,017
Amazon.com, Inc.*	55,349	53,210
AutoZone, Inc.*	3,891	2,316
Best Buy Co., Inc.	36,831	2,098
BorgWarner, Inc.	27,541	1,411
CarMax, Inc.*	25,438	1,928
Carnival Corp.	56,614	3,656
CBS Corp. - Class B	50,538	2,931
Charter Communications, Inc.*	27,923	10,148
Chipotle Mexican Grill, Inc.*	3,483	1,072
Coach, Inc.	39,228	1,580
Comcast Corp. - Class A	652,993	25,127
D.R. Horton, Inc.	47,281	1,888
Darden Restaurants, Inc.	17,401	1,371
Delphi Automotive PLC	37,043	3,645
Discovery Communications, Inc. - Class A*	21,369	455
Discovery Communications, Inc. - Class C*	28,212	572
DISH Network Corp. - Class A*	31,606	1,714
Dollar General Corp.	36,164	2,931
Dollar Tree, Inc.*	32,878	2,854
Expedia, Inc.	16,960	2,441
Foot Locker, Inc.	18,227	642
Ford Motor Co.	542,938	6,499
The Gap, Inc.	30,485	900
Garmin, Ltd.	15,404	831
General Motors Co.	182,059	7,352
Genuine Parts Co.	20,383	1,950
The Goodyear Tire & Rubber Co.	34,950	1,162
H&R Block, Inc.	29,021	768
Hanesbrands, Inc.	50,597	1,247
Harley-Davidson, Inc.	23,682	1,142
Hasbro, Inc.	15,801	1,543
Hilton Worldwide Holdings, Inc.	28,354	1,969
The Home Depot, Inc.	163,642	26,765
The Interpublic Group of Cos., Inc.	54,593	1,135
Kohl’s Corp.	23,402	1,068
L Brands, Inc.	34,643	1,442
Leggett & Platt, Inc.	18,364	877
Lennar Corp. - Class A	28,206	1,489
LKQ Corp.*	42,876	1,543
Lowe’s Cos., Inc.	117,194	9,369
Macy’s, Inc.	42,278	923

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Marriott International, Inc. - Class A	43,427	4,788
Mattel, Inc.	47,576	737
McDonald’s Corp.	112,443	17,618
MGM Resorts International	71,862	2,342
Michael Kors Holdings, Ltd.*	21,047	1,007
Mohawk Industries, Inc.*	8,772	2,171
Netflix, Inc.*	59,935	10,869
Newell Brands, Inc.	68,035	2,903
News Corp. - Class A	53,054	704
News Corp. - Class B	16,904	231
NIKE, Inc. - Class B	182,400	9,457
Nordstrom, Inc.	16,154	762
Omnicom Group, Inc.	32,033	2,373
O’Reilly Automotive, Inc.*	12,218	2,631
The Priceline Group, Inc.*	6,810	12,468
PulteGroup, Inc.	38,532	1,053
PVH Corp.	10,748	1,355
Ralph Lauren Corp.	7,688	679
Ross Stores, Inc.	54,026	3,488
Royal Caribbean Cruises, Ltd.	23,885	2,831
Scripps Networks Interactive - Class A	13,321	1,144
Signet Jewelers, Ltd.	8,393	559
Starbucks Corp.	200,440	10,766
Target Corp.	75,820	4,474
Tiffany & Co.	14,173	1,301
Time Warner, Inc.	107,973	11,062
The TJX Cos., Inc.	88,327	6,512
Tractor Supply Co.	17,588	1,113
TripAdvisor, Inc.*	15,037	609
Twenty-First Century Fox, Inc. - Class A	146,111	3,854
Twenty-First Century Fox, Inc. - Class B	60,967	1,572
Ulta Beauty, Inc.*	8,101	1,831
Under Armour, Inc. - Class A*	25,675	423
Under Armour, Inc. - Class C*	25,839	388
VF Corp.	45,353	2,883
Viacom, Inc. - Class B	48,964	1,363
The Walt Disney Co.	214,264	21,120
Whirlpool Corp.	10,131	1,869
Wyndham Worldwide Corp.	14,269	1,504
Wynn Resorts, Ltd.	11,106	1,654
Yum! Brands, Inc.	47,861	3,523

Total		354,972

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Staples (8.1%)
Altria Group, Inc.	266,333	16,891
Archer-Daniels-Midland Co.	78,092	3,320
Brown-Forman Corp. - Class B	27,184	1,476
Campbell Soup Co.	26,926	1,261
Casa Ley SA de CV (l),(p),*	29,556	30
Church & Dwight Co., Inc.	34,636	1,678
The Clorox Co.	17,917	2,363
The Coca-Cola Co.	532,893	23,985
Colgate-Palmolive Co.	122,277	8,908
Conagra Brands, Inc.	57,701	1,947
Constellation Brands, Inc. - Class A	23,863	4,759
Costco Wholesale Corp.	60,885	10,003
Coty, Inc. - Class A	65,476	1,082
CVS Health Corp.	141,118	11,476
Dr. Pepper Snapple Group, Inc.	25,227	2,232
The Estee Lauder Cos., Inc. - Class A	31,077	3,351
General Mills, Inc.	80,112	4,147
The Hershey Co.	19,616	2,141
Hormel Foods Corp.	37,420	1,203
The J.M. Smucker Co.	15,768	1,655
Kellogg Co.	34,496	2,152
Kimberly-Clark Corp.	49,045	5,772
The Kraft Heinz Co.	82,867	6,426
The Kroger Co.	124,568	2,499
McCormick & Co., Inc.	16,507	1,694
Molson Coors Brewing Co. - Class B	25,639	2,093
Mondelez International, Inc.	209,289	8,510
Monster Beverage Corp.*	57,577	3,181
PepsiCo, Inc.	198,303	22,097
Philip Morris International, Inc.	215,605	23,934
The Procter & Gamble Co.	353,989	32,206
Property Development Centers LLC (l), (p),*	29,556	-
Sysco Corp.	67,417	3,637
Tyson Foods, Inc. - Class A	40,155	2,829
Walgreens Boots Alliance, Inc.	127,752	9,865
Wal-Mart Stores, Inc.	203,193	15,877

Total		246,680

Energy (6.0%)
Anadarko Petroleum Corp.	77,785	3,800
Andeavor Logistics LP	20,039	2,067
Apache Corp.	52,881	2,422

Index 500 Stock Portfolio

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Baker Hughes.	59,419	2,176
Cabot Oil & Gas Corp.	64,203	1,717
Chesapeake Energy Corp.*	126,054	542
Chevron Corp.	263,062	30,910
Cimarex Energy Co.	13,226	1,503
Concho Resources, Inc.*	20,644	2,719
ConocoPhillips	168,935	8,455
Devon Energy Corp.	72,977	2,679
EOG Resources, Inc.	80,161	7,755
EQT Corp.	24,060	1,570
Exxon Mobil Corp.	588,211	48,222
Halliburton Co.	120,476	5,546
Helmerich & Payne, Inc.	15,073	785
Hess Corp.	37,513	1,759
Kinder Morgan, Inc.	266,518	5,112
Marathon Oil Corp.	117,993	1,600
Marathon Petroleum Corp.	70,277	3,941
National Oilwell Varco, Inc.	52,757	1,885
Newfield Exploration Co.*	27,652	820
Noble Energy, Inc.	67,542	1,916
Occidental Petroleum Corp.	106,138	6,815
ONEOK, Inc.	52,737	2,922
Phillips 66	59,646	5,464
Pioneer Natural Resources Co.	23,612	3,484
Range Resources Corp.	31,346	613
Schlumberger, Ltd.	192,885	13,456
TechnipFMC PLC*	60,968	1,702
Valero Energy Corp.	61,311	4,717
The Williams Companies, Inc.	114,754	3,444

Total		182,518

Financials (14.4%)
Affiliated Managers Group, Inc.	7,768	1,475
Aflac, Inc.	54,865	4,465
The Allstate Corp.	50,164	4,611
American Express Co.	101,852	9,214
American International Group, Inc.	125,410	7,699
Ameriprise Financial, Inc.	20,815	3,091
Aon PLC	35,307	5,158
Arthur J. Gallagher & Co.	25,010	1,539
Assurant, Inc.	7,481	715
Bank of America Corp.	1,362,093	34,515
The Bank of New York Mellon Corp.	143,421	7,604
BB&T Corp.	112,179	5,266
Berkshire Hathaway, Inc. - Class B*	267,109	48,966
BlackRock, Inc.	17,207	7,693
Brighthouse Financial, Inc.*	13,301	809

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Capital One Financial Corp.	67,145	5,685
CBOE Holdings, Inc.	15,656	1,685
The Charles Schwab Corp.	165,446	7,237
Chubb, Ltd.	64,608	9,210
Cincinnati Financial Corp.	20,715	1,586
Citigroup, Inc.	378,219	27,512
Citizens Financial Group, Inc.	69,502	2,632
CME Group, Inc.	47,186	6,402
Comerica, Inc.	24,420	1,862
Discover Financial Services	51,689	3,333
E*TRADE Financial Corp.*	38,183	1,665
Everest Re Group, Ltd.	5,701	1,302
Fifth Third Bancorp	102,271	2,862
Franklin Resources, Inc.	45,678	2,033
The Goldman Sachs Group, Inc.	49,946	11,847
The Hartford Financial Services Group, Inc.	50,572	2,803
Huntington Bancshares, Inc.	151,314	2,112
Intercontinental Exchange, Inc.	81,694	5,612
Invesco, Ltd.	56,479	1,979
JPMorgan Chase & Co.	488,497	46,656
KeyCorp	150,972	2,841
Leucadia National Corp.	43,955	1,110
Lincoln National Corp.	30,752	2,260
Loews Corp.	38,316	1,834
M&T Bank Corp.	21,091	3,397
Marsh & McLennan Cos., Inc.	71,148	5,963
MetLife, Inc.	147,546	7,665
Moody’s Corp.	23,067	3,211
Morgan Stanley	196,313	9,456
Nasdaq, Inc.	16,208	1,257
Navient Corp.	38,050	572
Northern Trust Corp.	29,815	2,741
People’s United Financial, Inc.	47,802	867
PNC Financial Services Group, Inc.	66,523	8,965
Principal Financial Group, Inc.	37,305	2,400
The Progressive Corp.	80,778	3,911
Prudential Financial, Inc.	59,276	6,302
Raymond James Financial, Inc.	17,814	1,502
Regions Financial Corp.	165,898	2,527
S&P Global, Inc.	35,676	5,577
State Street Corp.	51,912	4,960
SunTrust Banks, Inc.	66,624	3,982
Synchrony Financial	103,783	3,222

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

Financials continued
T. Rowe Price Group, Inc.	33,366	3,025
Torchmark Corp.	15,017	1,203
The Travelers Cos., Inc.	38,307	4,693
U.S. Bancorp	220,601	11,822
Unum Group	31,329	1,602
Wells Fargo & Co.	620,179	34,203
Willis Towers Watson PLC	18,642	2,875
XL Group, Ltd.	35,807	1,413
Zions Bancorporation	28,065	1,324

Total		437,517

Health Care (14.3%)
Abbott Laboratories	241,189	12,870
AbbVie, Inc.	221,290	19,664
Aetna, Inc.	46,046	7,322
Agilent Technologies, Inc.	44,608	2,864
Alexion Pharmaceuticals, Inc.*	30,982	4,346
Align Technology, Inc.*	10,014	1,865
Allergan PLC	46,408	9,511
AmerisourceBergen Corp.	22,508	1,863
Amgen, Inc.	101,292	18,886
Anthem, Inc.	36,452	6,921
Baxter International, Inc.	69,587	4,367
Becton, Dickinson and Co.	31,590	6,190
Biogen, Inc.*	29,351	9,190
Boston Scientific Corp.*	190,477	5,556
Bristol-Myers Squibb Co.	227,652	14,511
C.R. Bard, Inc.	10,088	3,233
Cardinal Health, Inc.	43,930	2,940
Celgene Corp.*	108,605	15,837
Centene Corp.*	23,943	2,317
Cerner Corp.*	43,728	3,119
Cigna Corp.	34,951	6,534
The Cooper Cos., Inc.	6,782	1,608
Danaher Corp.	84,864	7,280
DaVita, Inc.*	21,234	1,261
DENTSPLY SIRONA, Inc.	31,859	1,905
Edwards Lifesciences Corp.*	29,313	3,204
Eli Lilly and Co.	134,497	11,505
Envision Healthcare Corp.*	16,773	754
Express Scripts Holding Co.*	80,175	5,077
Gilead Sciences, Inc.	181,287	14,688
HCA Healthcare, Inc.*	40,119	3,193
Henry Schein, Inc.*	22,025	1,806
Hologic, Inc.*	38,935	1,429
Humana, Inc.	20,062	4,888
IDEXX Laboratories, Inc.*	12,116	1,884
Illumina, Inc.*	20,267	4,037
Incyte Corp.*	23,701	2,767
Intuitive Surgical, Inc.*	5,176	5,413
Johnson & Johnson	372,589	48,440

Index 500 Stock Portfolio

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
Laboratory Corp. of America Holdings*	14,132	2,133
McKesson Corp.	29,188	4,484
Medtronic PLC	188,042	14,624
Merck & Co., Inc.	379,692	24,312
Mettler-Toledo International, Inc.*	3,563	2,231
Mylan NV*	74,446	2,335
Patterson Cos., Inc.	11,434	442
PerkinElmer, Inc.	15,300	1,055
Perrigo Co. PLC	18,411	1,558
Pfizer, Inc.	828,448	29,576
Quest Diagnostics, Inc.	18,936	1,773
Quintiles IMS Holdings, Inc.*	21,040	2,000
Regeneron Pharmaceuticals, Inc.*	10,665	4,769
ResMed, Inc.	19,741	1,519
Stryker Corp.	44,657	6,342
Thermo Fisher Scientific, Inc.	55,556	10,511
UnitedHealth Group, Inc.	134,218	26,287
Universal Health Services, Inc. - Class B	12,268	1,361
Varian Medical Systems, Inc.*	12,744	1,275
Vertex Pharmaceuticals, Inc.*	34,999	5,321
Waters Corp.*	11,081	1,989
Zimmer Biomet Holdings, Inc.	28,069	3,287
Zoetis, Inc.	68,132	4,344

Total		434,573

Industrials (10.1%)
3M Co.	82,842	17,389
A.O. Smith Corp.	20,326	1,208
Acuity Brands, Inc.	5,843	1,001
Alaska Air Group, Inc.	17,147	1,308
Allegion PLC	13,186	1,140
American Airlines Group, Inc.	60,169	2,857
AMETEK, Inc.	32,039	2,116
Arconic, Inc.	53,876	1,340
The Boeing Co.	77,130	19,607
C.H. Robinson Worldwide, Inc.	19,480	1,482
Caterpillar, Inc.	82,038	10,231
Cintas Corp.	11,856	1,711
CSX Corp.	126,785	6,879
Cummins, Inc.	21,873	3,675
Deere & Co.	44,403	5,577
Delta Air Lines, Inc.	92,468	4,459
Dover Corp.	21,610	1,975
Eaton Corp. PLC	61,747	4,742
Emerson Electric Co.	88,847	5,583

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Equifax, Inc.	16,710	1,771
Expeditors International of Washington, Inc.	25,090	1,502
Fastenal Co.	39,977	1,822
FedEx Corp.	34,260	7,728
Flowserve Corp.	18,135	772
Fluor Corp.	19,420	818
Fortive Corp.	42,339	2,997
Fortune Brands Home & Security, Inc.	21,379	1,437
General Dynamics Corp.	38,661	7,948
General Electric Co.	1,201,884	29,062
Honeywell International, Inc.	105,827	15,000
IHS Markit, Ltd.*	50,429	2,223
Illinois Tool Works, Inc.	42,997	6,362
Ingersoll-Rand PLC	35,214	3,140
J.B. Hunt Transport Services, Inc.	11,849	1,316
Jacobs Engineering Group, Inc.	16,702	973
Johnson Controls International PLC	129,434	5,215
Kansas City Southern	14,634	1,590
L3 Technologies, Inc.	10,858	2,046
Lockheed Martin Corp.	34,781	10,792
Masco Corp.	44,226	1,725
Nielsen Holdings PLC	46,624	1,933
Norfolk Southern Corp.	40,005	5,290
Northrop Grumman Corp.	24,175	6,956
PACCAR, Inc.	48,778	3,529
Parker Hannifin Corp.	18,481	3,235
Pentair PLC	22,925	1,558
Quanta Services, Inc.*	20,987	784
Raytheon Co.	40,292	7,518
Republic Services, Inc.	31,789	2,100
Robert Half International, Inc.	17,516	882
Rockwell Automation, Inc.	17,819	3,176
Rockwell Collins, Inc.	22,555	2,948
Roper Technologies, Inc.	14,190	3,454
Snap-on, Inc.	7,994	1,191
Southwest Airlines Co.	76,445	4,279
Stanley Black & Decker, Inc.	21,261	3,210
Stericycle, Inc.*	11,847	848
Textron, Inc.	36,747	1,980
TransDigm Group, Inc.	6,702	1,713
Union Pacific Corp.	111,108	12,885
United Continental Holdings, Inc.*	35,897	2,185
United Parcel Service, Inc. - Class B	95,614	11,482
United Rentals, Inc.*	11,732	1,628
United Technologies Corp.	103,123	11,971
Verisk Analytics, Inc.*	21,575	1,795

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
W.W. Grainger, Inc.	7,288	1,310
Waste Management, Inc.	56,198	4,399
Xylem, Inc.	24,927	1,561

Total		306,319

Information Technology (22.9%)
Accenture PLC - Class A	85,788	11,587
Activision Blizzard, Inc.	104,797	6,760
Adobe Systems, Inc.*	68,494	10,218
Advanced Micro Devices, Inc.*	111,716	1,424
Akamai Technologies, Inc.*	23,797	1,159
Alliance Data Systems Corp.	6,701	1,485
Alphabet, Inc. - Class A*	41,374	40,287
Alphabet, Inc. - Class C*	41,904	40,191
Amphenol Corp. - Class A	42,401	3,589
Analog Devices, Inc.	51,039	4,398
ANSYS, Inc.*	11,766	1,444
Apple, Inc.	717,029	110,509
Applied Materials, Inc.	148,048	7,712
Autodesk, Inc.*	30,428	3,416
Automatic Data Processing, Inc.	61,687	6,744
Broadcom, Ltd.	56,443	13,690
CA, Inc.	43,860	1,464
Cadence Design Systems, Inc.*	38,897	1,535
Cisco Systems, Inc.	694,100	23,343
Citrix Systems, Inc.*	19,981	1,535
Cognizant Technology Solutions Corp. - Class A	81,989	5,947
Corning, Inc.	125,379	3,751
CSRA, Inc.	22,693	732
DXC Technology Co.	39,514	3,393
eBay, Inc.*	138,179	5,314
Electronic Arts, Inc.*	42,857	5,060
F5 Networks, Inc.*	8,821	1,063
Facebook, Inc. - Class A*	329,046	56,224
Fidelity National Information Services, Inc.	46,145	4,309
Fiserv, Inc.*	29,216	3,768
FLIR Systems, Inc.	19,045	741
Gartner, Inc.*	12,576	1,565
Global Payments, Inc.	21,168	2,012
Harris Corp.	16,625	2,189
Hewlett Packard Enterprise Co.	228,029	3,354
HP, Inc.	231,862	4,628
Intel Corp.	652,308	24,840
International Business Machines Corp.	120,315	17,455
Intuit, Inc.	33,789	4,803
Juniper Networks, Inc.	52,794	1,469
KLA-Tencor Corp.	21,772	2,308

Index 500 Stock Portfolio

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Lam Research Corp.	22,552	4,173
Mastercard, Inc. - Class A	129,625	18,303
Microchip Technology, Inc.	32,307	2,901
Micron Technology, Inc.*	154,653	6,083
Microsoft Corp.	1,069,214	79,646
Motorola Solutions, Inc.	22,579	1,916
NetApp, Inc.	37,448	1,639
NVIDIA Corp.	83,291	14,890
Oracle Corp.	419,201	20,268
Paychex, Inc.	44,403	2,662
PayPal Holdings, Inc.*	156,900	10,046
Qorvo, Inc.*	17,667	1,249
QUALCOMM, Inc.	205,096	10,632
Red Hat, Inc.*	24,635	2,731
Salesforce.com, Inc.*	94,780	8,854
Seagate Technology PLC	39,956	1,325
Skyworks Solutions, Inc.	25,506	2,599
Symantec Corp.	85,309	2,799
Synopsys, Inc.*	20,856	1,680
TE Connectivity, Ltd.	49,056	4,075
Texas Instruments, Inc.	137,436	12,320
Total System Services, Inc.	23,274	1,524
VeriSign, Inc.*	11,929	1,269
Visa, Inc. - Class A	253,950	26,726
Western Digital Corp.	40,934	3,537
Western Union Co.	64,411	1,237
Xerox Corp.	29,635	987
Xilinx, Inc.	34,511	2,444

Total		695,930

Materials (2.9%)
Air Products and Chemicals, Inc.	30,256	4,575
Albemarle Corp.	15,336	2,090
Avery Dennison Corp.	12,270	1,207
Ball Corp.	48,835	2,017
CF Industries Holdings, Inc.	32,379	1,138
DowDuPont, Inc.	323,897	22,423
Eastman Chemical Co.	20,112	1,820
Ecolab, Inc.	36,154	4,650
FMC Corp.	18,620	1,663
Freeport-McMoRan, Inc.*	186,785	2,622
International Flavors & Fragrances, Inc.	10,963	1,567
International Paper Co.	57,318	3,257
LyondellBasell Industries NV - Class A	45,055	4,463
Martin Marietta Materials, Inc.	8,723	1,799
Monsanto Co.	60,986	7,307
The Mosaic Co.	48,728	1,052
Newmont Mining Corp.	74,023	2,777
Nucor Corp.	44,342	2,485

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

Materials continued
Packaging Corp. of America	13,098	1,502
PPG Industries, Inc.	35,604	3,869
Praxair, Inc.	39,711	5,549
Sealed Air Corp.	26,380	1,127
The Sherwin-Williams Co.	11,411	4,086
Vulcan Materials Co.	18,362	2,196
WestRock Co.	35,260	2,000

Total		89,241

Real Estate (3.0%)
Alexandria Real Estate Equities, Inc.	12,997	1,546
American Tower Corp.	59,578	8,143
Apartment Investment & Management Co. - Class A	21,798	956
AvalonBay Communities, Inc.	19,169	3,420
Boston Properties, Inc.	21,422	2,632
CBRE Group, Inc.*	41,752	1,582
Crown Castle International Corp.	56,397	5,639
Digital Realty Trust, Inc.	28,404	3,361
Duke Realty Corp.	49,383	1,423
Equinix, Inc.	10,816	4,827
Equity Residential	50,990	3,362
Essex Property Trust, Inc.	9,161	2,327
Extra Space Storage, Inc.	17,479	1,397
Federal Realty Investment Trust	10,030	1,246
GGP, Inc.	86,931	1,805
HCP, Inc.	65,101	1,812
Host Hotels & Resorts, Inc.	102,733	1,899
Iron Mountain, Inc.	36,702	1,428
Kimco Realty Corp.	59,090	1,155
The Macerich Co.	15,116	831
Mid-America Apartment Communities, Inc.	15,771	1,686
Prologis, Inc.	73,833	4,685
Public Storage	20,773	4,445
Realty Income Corp.	38,047	2,176
Regency Centers Corp.	20,541	1,274
SBA Communications Corp.*	16,708	2,407
Simon Property Group, Inc.	43,150	6,948
SL Green Realty Corp.	13,739	1,392
UDR, Inc.	37,144	1,413
Ventas, Inc.	49,440	3,220
Vornado Realty Trust	23,934	1,840
Welltower, Inc.	51,207	3,599
Weyerhaeuser Co.	104,522	3,557

Total		89,433

Telecommunication Services (2.1%)
AT&T, Inc.	852,346	33,386

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued
CenturyLink, Inc.	76,296	1,442
Level 3 Communications, Inc.*	40,782	2,173
Verizon Communications, Inc.	566,292	28,026

Total		65,027

Utilities (3.1%)
The AES Corp.	91,655	1,010
Alliant Energy Corp.	32,076	1,333
Ameren Corp.	33,682	1,948
American Electric Power Co., Inc.	68,277	4,796
American Water Works Co., Inc.	24,749	2,002
CenterPoint Energy, Inc.	59,834	1,748
CMS Energy Corp.	39,149	1,813
Consolidated Edison, Inc.	43,009	3,470
Dominion Resources, Inc.	89,203	6,862
DTE Energy Co.	24,902	2,674
Duke Energy Corp.	97,157	8,153
Edison International	45,229	3,490
Entergy Corp.	24,921	1,903
Eversource Energy	43,990	2,659
Exelon Corp.	133,278	5,021
FirstEnergy Corp.	61,678	1,902
NextEra Energy, Inc.	64,990	9,524
NiSource, Inc.	45,237	1,158
NRG Energy, Inc.	41,734	1,068
PG&E Corp.	71,189	4,847
Pinnacle West Capital Corp.	15,496	1,310
PPL Corp.	94,837	3,599
Public Service Enterprise Group, Inc.	70,225	3,248
SCANA Corp.	19,839	962
Sempra Energy	34,854	3,978
The Southern Co.	138,746	6,818
WEC Energy Group, Inc.	43,808	2,750
Xcel Energy, Inc.	70,487	3,336

Total		93,382

Total Common Stocks
(Cost: $1,452,731)		2,995,592

Short-Term Investments (1.3)%

U.S. Government & Agencies (0.2%)
Federal Home Loan Bank, 0.000%, 11/1/17	1,600,000	1,599
Federal Home Loan Bank, 0.000%, 11/6/17	1,600,000	1,598
Federal Home Loan Bank, 0.000%, 11/13/17 (b)	3,500,000	3,496

Total		6,693

Index 500 Stock Portfolio

Short-Term Investments (1.3%)	Shares/ $ Par	Value $ (000’s)

Commercial Paper (0.9%)
Apple, Inc., 1.18%, 11/1/17 144A	3,000,000	2,997
Bank of America NA, 1.400, 1/8/18	5,000,000	5,001
General Mills, Inc., 1.25%, 10/3/17 144A	1,700,000	1,700
Kellogg Company, 1.22%, 10/4/17 144A	3,000,000	2,999
Microsoft Corp., 0.99%, 10/25/17 144A	1,500,000	1,499
Microsoft Corp., 1.1%, 12/14/17 144A	1,500,000	1,496

Short-Term Investments (1.3%)	Shares/ $ Par	Value $ (000’s)

Commercial Paper continued
Roche Holding, Inc., 1.08%, 10/10/17 144A	1,300,000	1,300
Roche Holding, Inc., 1.08%, 10/27/17 144A	1,700,000	1,699
Societe Generale, 1.27%, 10/19/17 144A	1,000,000	999
Societe Generale SA, 1.24%, 12/4/17	2,000,000	1,996
Wal-Mart Stores, Inc., 1.12%, 10/30/17 144A	3,000,000	2,997
The Walt Disney Co., 1.21%, 12/11/17 144A	3,000,000	2,993

Total		27,676

Short-Term Investments (1.3%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds (0.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.920%#	4,137,451	4,137

Total		4,137

Total Short-Term Investments
(Cost: $26,812)		38,506

Total Investments (99.9%)
(Cost: $1,491,235)(a)		3,034,098

Other Assets, Less Liabilities (0.1%)		2,041

Net Assets (100.0%)		3,036,139

*	Non-Income Producing

#	7 day yield as of September 30, 2017.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the value of these securities (in thousands) was $20,679 representing 0.7% of the net assets.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $1,491,235 and the net unrealized appreciation of investments based on that cost was $1,542,863 which is comprised of $1,584,372 aggregate gross unrealized appreciation and $41,509 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Futures (Long) (Total Notional Amount at September 30, 2017, $15)	307	12/17	$38,622	$436

(l)	This security is being valued using significant unobservable inputs.

(p)	Restricted securities (excluding 144A issues) on September 30, 2017.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Casa Ley SA de CV	2/2/15	$30	$30	0.00%
Property Development Centers LLC	2/2/15	-	-	0.00%

Index 500 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

		Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Staples	$246,650	$-	$30
All Others	2,748,912	-	-
Short-Term Investments
U.S. Government & Agencies	-	6,693	-
Commercial Paper	-	27,676	-
Money Market Funds	4,137	-	-
Other Financial Instruments^
Futures	436	-	-
Total Assets:	$3,000,135	$34,369	$30

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Large Company Value Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (8.0%)
Advance Auto Parts, Inc.	22,360	2,218
Carnival Corp.	11,200	723
Delphi Automotive PLC*	9,650	950
Honda Motor Co., Ltd., ADR*	39,590	1,170
Johnson Controls International PLC*	158,280	6,377
L Brands, Inc.	16,420	683
Mattel, Inc.	74,760	1,157
Target Corp.	16,110	951
Time Warner, Inc.	15,510	1,589

Total		15,818

Consumer Staples (10.5%)
Conagra Brands, Inc.	40,290	1,359
CVS Health Corp.	32,590	2,650
General Mills, Inc.	30,430	1,575
Mondelez International, Inc.	84,270	3,427
The Procter & Gamble Co.	59,940	5,453
Sysco Corp.	27,590	1,489
Unilever NV*	16,000	946
Wal-Mart Stores, Inc.	48,760	3,810

Total		20,709

Energy (15.7%)
Anadarko Petroleum Corp.	45,560	2,226
Bear Newco, Inc.	48,150	1,763
Chevron Corp.	41,300	4,853
Exxon Mobil Corp.	17,040	1,397
Imperial Oil, Ltd.*	104,340	3,333
Occidental Petroleum Corp.	61,040	3,919
Royal Dutch Shell PLC - Class B, ADR	23,770	1,487
Schlumberger, Ltd.	105,270	7,344
Total SA, ADR	86,610	4,635

Total		30,957

Financials (23.2%)
Aflac, Inc.	19,830	1,614
Ameriprise Financial, Inc.	12,200	1,812
Bank of America Corp.	181,090	4,589
The Bank of New York Mellon Corp.	92,350	4,896
BB&T Corp.	101,300	4,755
BlackRock, Inc.	1,100	492
Chubb, Ltd.*	27,610	3,936

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Invesco, Ltd.	90,170	3,159
JPMorgan Chase & Co.	35,680	3,408
M&T Bank Corp.	17,050	2,746
MetLife, Inc.	23,460	1,219
PNC Financial Services Group, Inc.	29,640	3,994
US Bancorp	93,750	5,024
Wells Fargo & Co.	73,940	4,078

Total		45,722

Health Care (17.1%)
Abbott Laboratories	47,070	2,512
Allergan PLC*	12,850	2,634
HCA Healthcare, Inc.*	25,780	2,052
Johnson & Johnson	33,540	4,360
McKesson Corp.	9,030	1,387
Medtronic PLC*	56,820	4,419
Merck & Co., Inc.	50,740	3,249
Pfizer, Inc.	185,030	6,605
Roche Holding AG*	13,470	3,439
Zimmer Biomet Holdings, Inc.	25,700	3,009

Total		33,666

Industrials (6.6%)
Eaton Corp. PLC*	21,730	1,669
General Electric Co.	235,420	5,692
Ingersoll-Rand PLC*	7,590	677
Textron, Inc.	29,700	1,600
Union Pacific Corp.	5,180	601
United Technologies Corp.	23,960	2,781

Total		13,020

Information Technology (8.7%)
Apple, Inc.	3,890	600
Applied Materials, Inc.	28,990	1,510
Cisco Systems, Inc.	144,920	4,874
Intel Corp.	38,790	1,477
Lam Research Corp.	5,460	1,010
Oracle Corp.	69,340	3,353
QUALCOMM, Inc.	32,740	1,697
TE Connectivity, Ltd.*	30,220	2,510

Total		17,031

Materials (1.5%)
DowDuPont, Inc.	28,060	1,943
WestRock Co.	17,930	1,017

Total		2,960

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

Real Estate (0.7%)
Boston Properties, Inc.	10,540	1,295

Total		1,295

Telecommunication Services (2.6%)
Verizon Communications, Inc.	104,010	5,147

Total		5,147

Utilities (3.1%)
Edison International	24,520	1,892
PG&E Corp.	20,450	1,393
PPL Corp.	32,400	1,230
Xcel Energy, Inc.	35,130	1,662

Total		6,177

Total Common Stocks
(Cost: $178,086)		192,502

Investment Companies (0.5%)

Investment Companies (0.5%)
iShares Russell 1000 Value Index Fund	8,230	975

Total Investment Companies
(Cost: $965)		975

Short-Term Investments (1.3%)

Money Market Funds (1.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.92%#	2,650,765	2,651

Total Short-Term Investments
(Cost: $2,651)		2,651

Total Investments (99.5%)
(Cost: $181,702)(a)		196,128

Other Assets, Less
Liabilities (0.5%)		941

Net Assets (100.0%)		197,069

Large Company Value Portfolio

*	Non-Income Producing

#	7 day yield as of September 30, 2017.

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $181,702 and the net unrealized appreciation of investments based on that cost was $14,426 which is comprised of $20,357 aggregate gross unrealized appreciation and $5,931 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on September 30, 2017.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	CAD	3,462	2,776	12/17	$-	$(23)	$(23)
Sell	HSBC Bank USA NA	CHF	2,832	2,942	12/17	-	(6)	(6)
Sell	HSBC Bank USA NA	EUR	4,074	4,839	12/17	-	(11)	(11)
Sell	HSBC Bank USA NA	GBP	930	1,250	12/17	-	(5)	(5)
Sell	HSBC Bank USA NA	JPY	112,617	1,005	12/17	-	(9)	(9)

						-	$(54)	$(54)

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$192,502	$-	$-
Investment Companies	975	-	-
Short-Term Investments	2,651	-	-
Total Assets:	$196,128	$-	$-
Liabilities:
Short-Term Investments^
Forward Currency Contracts	-	(54)	-
Total Liabilities:	$-	$(54)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Domestic Equity Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Common Stocks (98.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (6.0%)
Dollar Tree, Inc.*	275,600	23,928
Lowe’s Cos., Inc.	283,600	22,671

Total		46,599

Consumer Staples (8.8%)
Archer-Daniels-Midland Co.	535,500	22,764
CVS Health Corp.	284,000	23,095
Mondelez International, Inc.	559,300	22,741

Total		68,600

Energy (15.9%)
Chevron Corp.	208,246	24,469
ConocoPhillips	503,800	25,215
Halliburton Co.	553,600	25,482
Marathon Oil Corp.	1,935,445	26,245
Occidental Petroleum Corp.	361,500	23,212

Total		124,623

Financials (12.3%)
The Allstate Corp.	257,900	23,704
The Bank of New York Mellon Corp.	442,800	23,477
BB&T Corp.	512,300	24,048
Marsh & McLennan Cos., Inc.	301,900	25,302

Total		96,531

Common Stocks (98.9%)	Shares/ $ Par	Value $ (000’s)

Health Care (20.3%)
Abbott Laboratories	443,500	23,665
Cardinal Health, Inc.	330,900	22,144
Express Scripts Holding Co.*	356,484	22,572
Johnson & Johnson	180,300	23,441
Merck & Co., Inc.	361,500	23,147
Pfizer, Inc.	650,200	23,212
Quest Diagnostics, Inc.	216,100	20,236

Total		158,417

Industrials (9.2%)
Northrop Grumman Corp.	86,700	24,945
Raytheon Co.	126,000	23,509
Waste Management, Inc.	304,600	23,841

Total		72,295

Information Technology (11.5%)
CA, Inc.	661,487	22,080
Cisco Systems, Inc.	689,200	23,178
Intel Corp.	613,400	23,358
Oracle Corp.	445,100	21,521

Total		90,137

Materials (3.2%)
DowDuPont, Inc.	356,267	24,664

Total		24,664

Real Estate (3.0%)
Equity Residential	350,095	23,082

Total		23,082

Common Stocks (98.9%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (6.0%)
AT&T, Inc.	620,800	24,317
Verizon Communications, Inc.	462,600	22,894

Total		47,211

Utilities (2.7%)
Edison International	276,900	21,368

Total		21,368

Total Common Stocks
(Cost: $582,244)		773,527

Short-Term Investments (1.0%)

Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.920%#	8,072,771	8,073

Total		8,073

Total Short-Term Investments
(Cost: $8,073)		8,073

Total Investments (99.9%)
(Cost: $590,317)(a)		781,600

Other Assets, Less
Liabilities (0.1%)		993

Net Assets (100.0%)		782,593

*	Non-Income Producing

#	7 day yield as of September 30, 2017.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $590,317 and the net unrealized appreciation of investments based on that cost was $191,283 which is comprised of $213,025 aggregate gross unrealized appreciation and $21,742 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Domestic Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$773,527	$-	$-
Short-Term Investments	8,073	-	-
Total Assets:	$781,600	$-	$-

Equity Income Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (7.2%)
Adient PLC*	69,745	5,858
Comcast Corp. - Class A	262,400	10,097
Ford Motor Co.	228,300	2,733
Kohl’s Corp.	128,000	5,843
L Brands, Inc.	44,200	1,839
Las Vegas Sands Corp.	125,500	8,052
Macy’s, Inc.	56,500	1,233
Mattel, Inc.	246,400	3,814
News Corp. - Class A	481,900	6,390
Time Warner, Inc.	3,300	338
Twenty-First Century Fox, Inc. - Class B	418,200	10,785
The Walt Disney Co.	24,900	2,455

Total		59,437

Consumer Staples (6.9%)
Archer-Daniels-Midland Co.	180,200	7,660
Coty, Inc. - Class A	208,497	3,446
Diageo PLC*	117,588	3,865
The Hershey Co.	6,400	699
Kellogg Co.	49,000	3,056
Kimberly-Clark Corp.	51,300	6,037
PepsiCo, Inc.	75,600	8,424
Philip Morris International, Inc.	46,500	5,162
Tyson Foods, Inc. - Class A	141,100	9,941
Wal-Mart Stores, Inc.	104,400	8,158

Total		56,448

Energy (9.7%)
Apache Corp.	138,956	6,364
Canadian Natural Resources, Ltd.	98,000	3,282
Chevron Corp.	77,200	9,071
EQT Corp.	19,290	1,258
Exxon Mobil Corp.	261,400	21,430
Hess Corp.*	186,900	8,764
Occidental Petroleum Corp.	149,500	9,599
Royal Dutch Shell PLC - Class A, ADR	35,200	2,132
Total SA, ADR	291,900	15,623
TransCanada Corp.	42,100	2,081

Total		79,604

Financials (26.1%)
American Express Co.	32,900	2,976
American International Group, Inc.	136,300	8,368
Ameriprise Financial, Inc.	60,600	9,000
Bank of America Corp.	91,523	2,319

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Financials continued
The Bank of New York Mellon Corp.	136,400	7,232
Brighthouse Financial, Inc.*	61,257	3,724
Chubb, Ltd.*	41,930	5,977
Citigroup, Inc.	181,500	13,202
Fifth Third Bancorp	368,700	10,316
JPMorgan Chase & Co.	311,188	29,722
KeyCorp	327,700	6,167
Loews Corp.	252,600	12,089
Marsh & McLennan Cos., Inc.	66,600	5,582
MetLife, Inc.	233,500	12,130
Morgan Stanley	368,700	17,760
Northern Trust Corp.	74,200	6,821
PNC Financial Services Group, Inc.	60,200	8,113
Royal Bank of Scotland Group PLC*	264,088	950
State Street Corp.	150,100	14,341
US Bancorp	210,800	11,297
Wells Fargo & Co.	386,300	21,305
Willis Towers Watson PLC*	22,283	3,437
XL Group, Ltd.	57,900	2,284

Total		215,112

Health Care (10.9%)
Anthem, Inc.	69,349	13,168
Becton, Dickinson and Co.	32,100	6,290
Bristol-Myers Squibb Co.	122,000	7,776
Gilead Sciences, Inc.	115,600	9,366
GlaxoSmithKline PLC, ADR	63,100	2,562
GlaxoSmithKline PLC	267,806	5,342
Johnson & Johnson	121,900	15,848
Medtronic PLC*	117,000	9,099
Merck & Co., Inc.	117,300	7,511
Pfizer, Inc.	358,726	12,806

Total		89,768

Industrials (9.6%)
The Boeing Co.	54,000	13,727
C.H. Robinson Worldwide, Inc.	16,800	1,278
Delta Air Lines, Inc.	57,300	2,763
Emerson Electric Co.	126,100	7,924
Flowserve Corp.	99,921	4,256
General Electric Co.	335,300	8,108
Illinois Tool Works, Inc.	52,600	7,783
Johnson Controls International PLC*	316,859	12,766

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Pentair PLC*	75,000	5,097
Southwest Airlines Co.	55,500	3,107
Stericycle, Inc.*	14,900	1,067
United Parcel Service, Inc. - Class B	80,900	9,715
United Technologies Corp.	8,500	987

Total		78,578

Information Technology (9.8%)
Analog Devices, Inc.	26,800	2,309
Apple, Inc.	16,700	2,574
Applied Materials, Inc.	161,500	8,413
CA, Inc.	42,800	1,429
Cisco Systems, Inc.	322,200	10,836
Harris Corp.	103,473	13,625
Hewlett Packard Enterprise Co.	80,900	1,190
Microsoft Corp.	218,200	16,254
QUALCOMM, Inc.	235,600	12,213
TE Connectivity, Ltd.*	37,800	3,140
Texas Instruments, Inc.	57,500	5,154
Western Digital Corp.*	40,000	3,456

Total		80,593

Materials (5.2%)
Akzo Nobel NV	56,500	1,734
CF Industries Holdings, Inc.	219,300	7,711
DowDuPont, Inc.	218,204	15,106
International Paper Co.	143,500	8,154
Nucor Corp.	80,100	4,489
Vulcan Materials Co.	48,600	5,812

Total		43,006

Real Estate (2.1%)
Equity Residential	76,400	5,037
Rayonier, Inc.	221,562	6,401
Weyerhaeuser Co.	167,635	5,705

Total		17,143

Telecommunication Services (2.9%)
CenturyLink, Inc.	140,290	2,652
Telefonica SA*	309,572	3,363
Verizon Communications, Inc.	324,108	16,040
Vodafone Group PLC*	754,914	2,112

Total		24,167

Utilities (5.7%)
Edison International	96,600	7,455
Exelon Corp.	163,000	6,140
NiSource, Inc.	322,400	8,250

Equity Income Portfolio

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
PG&E Corp.	155,900	10,615
The Southern Co.	251,536	12,360
Westar Energy, Inc.	2,834	141
Xcel Energy, Inc.	38,162	1,806

Total		46,767

Total Common Stocks
(Cost: $648,638)		790,623

Convertible Preferred Stocks (1.5%)

Health Care (0.7%)
Becton, Dickinson and Co., 6.125%, 5/1/20	100,450	5,551

Total		5,551

Convertible Preferred Stocks (1.5%)	Shares/ $ Par	Value $ (000’s)

Utilities (0.8%)
DTE Energy Co., 6.500%, 10/1/19	25,217	1,373
NextEra Energy, Inc., 6.123%, 9/1/19	105,113	5,811

Total		7,184

Total Convertible Preferred Stocks
(Cost: $11,427)		12,735

Corporate Bonds (0.2%)

Technology (0.2%)
Western Digital Corp., 10.500%, 4/1/24, 144A	1,150,000	1,351

Total Corporate Bonds
(Cost: $1,130)		1,351

Short-Term Investments (2.1%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds (2.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.92%#	17,542,769	17,543

Total Short-Term Investments
(Cost: $17,543)		17,543

Total Investments (99.9%)
(Cost: $678,738)(a)		822,252

Other Assets, Less
Liabilities (0.1%)		592

Net Assets (100.0%)		822,844

*	Non-Income Producing

#	7 day yield as of September 30, 2017.

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the value of these securities (in thousands) was $1,351 representing 0.2% of the net assets.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $678,738 and the net unrealized appreciation of investments based on that cost was $143,514 which is comprised of $165,118 aggregate gross unrealized appreciation and $21,604 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

Equity Income Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Convertible Preferred Stocks	$12,735	$-	$-
Common Stocks	790,623	-	-
Corporate Bonds	-	1,351	-
Short-Term Investments	17,543	-	-
Total Assets:	$820,901	$1,351	$-

Mid Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (17.9%)
CarMax, Inc.*	264,626	20,061
Domino’s Pizza, Inc.	71,077	14,112
Hanesbrands, Inc.	1,061,784	26,162
Live Nation Entertainment, Inc.*	287,589	12,525
Newell Brands, Inc.	417,715	17,824
Ross Stores, Inc.	506,288	32,691
Six Flags Entertainment Corp.	465,829	28,388
Tractor Supply Co.	247,130	15,641
Vail Resorts, Inc.	106,944	24,396

Total		191,800

Energy (2.3%)
Concho Resources, Inc.*	188,081	24,774

Total		24,774

Financials (5.9%)
Affiliated Managers Group, Inc.	68,453	12,995
East West Bancorp, Inc.	305,085	18,238
The Progressive Corp.	673,593	32,615

Total		63,848

Health Care (16.6%)
ABIOMED, Inc.*	74,358	12,537
Align Technology, Inc.*	99,508	18,535
BioMarin Pharmaceutical, Inc.*	212,444	19,772
Centene Corp.*	336,797	32,592
Charles River Laboratories International, Inc.*	4,184	451
The Cooper Cos., Inc.	64,298	15,246
HealthSouth Corp.	307,272	14,242
Mettler-Toledo International, Inc.*	20,455	12,808

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
Veeva Systems, Inc. - Class A*	287,589	16,223
West Pharmaceutical Services, Inc.	71,729	6,905
Zoetis, Inc.	451,614	28,795

Total		178,106

Industrials (20.6%)
BWX Technologies, Inc.	516,458	28,932
Copart, Inc.*	1,094,589	37,621
Equifax, Inc.	234,533	24,858
Fortive Corp.	293,057	20,746
The Middleby Corp.*	202,297	25,928
Old Dominion Freight Line, Inc.	133,640	14,715
Verisk Analytics, Inc.*	423,183	35,205
Wabtec Corp.	213,232	16,152
Xylem, Inc.	278,841	17,464

Total		221,621

Information Technology (25.5%)
Arista Networks, Inc.*	82,012	15,550
Booz Allen Hamilton Holding Corp.	640,920	23,964
Check Point Software Technologies, Ltd.*	256,971	29,300
Coherent, Inc.*	32,805	7,715
CoStar Group, Inc.*	113,920	30,559
CSRA, Inc.	509,569	16,444
Guidewire Software, Inc.*	333,516	25,968
j2 Global, Inc.	146,528	10,826
MAXIMUS, Inc.	288,114	18,583
Microchip Technology, Inc.	133,907	12,022
Red Hat, Inc.*	325,862	36,125
Take-Two Interactive Software, Inc.*	90,760	9,278

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
The Ultimate Software Group, Inc.*	34,992	6,634
Vantiv, Inc. - Class A*	430,487	30,336

Total		273,304

Materials (6.0%)
Axalta Coating Systems, Ltd.*	426,267	12,328
Ball Corp.	820,122	33,871
Vulcan Materials Co.	149,809	17,917

Total		64,116

Real Estate (3.3%)
SBA Communications Corp.*	248,224	35,756

Total		35,756

Total Common Stocks
(Cost: $874,859)		1,053,325

Short-Term Investments (2.9%)

Money Market Funds (2.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.920%#	31,071,676	31,072

Total		31,072

Total Short-Term Investments
(Cost: $31,072)		31,072

Total Investments (101.0%)
(Cost: $905,931)(a)		1,084,397

Other Assets, Less
Liabilities (-1.0%)		(10,793)

Net Assets (100.0%)		1,073,604

*	Non-Income Producing

#	7 day yield as of September 30, 2017.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $905,931 and the net unrealized appreciation of investments based on that cost was $178,466 which is comprised of $191,829 aggregate gross unrealized appreciation and $13,363 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Mid Cap Growth Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

		Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,053,325	$-	$-
Short-Term Investments	31,072	-	-
Total Assets:	$1,084,397	$-	$-

Index 400 Stock Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (11.5%)
Aaron’s, Inc.	30,892	1,348
Adtalem Global Education, Inc.	30,811	1,105
AMC Networks, Inc. - Class A*	25,850	1,511
American Eagle Outfitters, Inc.	83,482	1,194
AutoNation, Inc.*	32,404	1,538
Bed Bath & Beyond, Inc.	71,531	1,679
Big Lots, Inc.	21,944	1,176
Brinker International, Inc.	24,286	774
Brunswick Corp.	44,035	2,465
Buffalo Wild Wings, Inc.*	7,693	813
Cable One, Inc.	2,328	1,681
CalAtlantic Group, Inc.	37,742	1,383
Carter’s, Inc.	23,742	2,345
The Cheesecake Factory, Inc.	21,698	914
Churchill Downs, Inc.	6,424	1,325
Cinemark Holdings, Inc.	52,605	1,905
Cooper Tire & Rubber Co.	25,903	969
Cracker Barrel Old Country Store, Inc.	11,933	1,809
Dana, Inc.	71,811	2,008
Deckers Outdoor Corp.*	15,882	1,087
Dick’s Sporting Goods, Inc.	42,017	1,135
Dillard’s, Inc. - Class A	10,428	585
Domino’s Pizza, Inc.	23,951	4,756
Dunkin’ Brands Group, Inc.	44,790	2,378
GameStop Corp. - Class A	50,261	1,038
Gentex Corp.	141,728	2,806
Graham Holdings Co.	2,297	1,344
Helen of Troy, Ltd.*	13,513	1,309
HSN, Inc.	15,861	619
ILG, Inc.	52,699	1,409
International Speedway Corp. - Class A	12,397	446
Jack in the Box, Inc.	14,604	1,488
John Wiley & Sons, Inc. - Class A	22,118	1,183
KB Home	41,363	998
Live Nation Entertainment, Inc.*	66,504	2,896
Meredith Corp.	19,593	1,087
The Michaels Cos., Inc.*	54,796	1,177
Murphy USA, Inc.*	16,641	1,148
The New York Times Co. - Class A	62,393	1,223
NVR, Inc.*	1,728	4,933
Office Depot, Inc.	257,304	1,168
Papa John’s International, Inc.	13,195	964
Polaris Industries, Inc.	28,877	3,021

Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Pool Corp.	20,460	2,213
Sally Beauty Holdings, Inc.*	65,206	1,277
Service Corp. International	92,930	3,206
Six Flags Entertainment Corp.	39,330	2,396
Skechers U.S.A., Inc. - Class A*	66,453	1,667
Sotheby’s*	18,561	856
TEGNA, Inc.	106,770	1,423
Tempur Sealy International, Inc.*	22,771	1,469
Texas Roadhouse, Inc.	32,435	1,594
Thor Industries, Inc.	24,273	3,056
Toll Brothers, Inc.	75,505	3,131
TRI Pointe Homes, Inc.*	75,115	1,037
Tupperware Brands Corp.	25,253	1,561
Urban Outfitters, Inc.*	40,340	964
The Wendy’s Co.	90,627	1,407
Williams-Sonoma, Inc.	39,561	1,973

Total		97,370

Consumer Staples (3.8%)
Avon Products, Inc.*	218,363	509
The Boston Beer Co., Inc. - Class A*	4,427	691
Casey’s General Stores, Inc.	18,979	2,077
Dean Foods Co.	45,124	491
Edgewell Personal Care Co.*	28,277	2,058
Energizer Holdings, Inc.	30,690	1,413
Flowers Foods, Inc.	91,437	1,720
The Hain Celestial Group, Inc.*	51,469	2,118
Ingredion, Inc.	35,578	4,292
Lamb Weston Holdings, Inc.	72,550	3,402
Lancaster Colony Corp.	9,673	1,162
Nu Skin Enterprises, Inc.	24,700	1,519
Post Holdings, Inc.*	32,836	2,898
Sanderson Farms, Inc.	9,880	1,596
Snyder’s-Lance, Inc.	42,207	1,610
Sprouts Farmers Market, Inc.*	62,581	1,175
Tootsie Roll Industries, Inc.	9,510	361
TreeHouse Foods, Inc.*	28,384	1,922
United Natural Foods, Inc.*	25,122	1,045

Total		32,059

Energy (4.0%)
Callon Petroleum Co.*	99,784	1,122
CONSOL Energy, Inc.*	102,763	1,741
Core Laboratories N.V.	21,893	2,161

Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Diamond Offshore Drilling, Inc.*	32,011	464
Dril-Quip, Inc.*	18,780	829
Energen Corp.*	48,242	2,638
Ensco PLC - Class A	150,824	900
Gulfport Energy Corp.*	81,674	1,171
HollyFrontier Corp.	87,990	3,165
Matador Resources Co.*	44,257	1,202
Murphy Oil Corp.	80,515	2,139
Nabors Industries, Ltd.	141,853	1,145
Oceaneering International, Inc.	48,775	1,281
Patterson-UTI Energy, Inc.	105,893	2,217
PBF Energy, Inc.	54,442	1,503
QEP Resources, Inc.*	119,371	1,023
Rowan Cos., PLC - Class A*	56,392	725
SM Energy Co.	50,804	901
Southwestern Energy Co.*	252,719	1,544
Superior Energy Services, Inc.*	75,856	810
Transocean, Ltd.*	194,158	2,089
World Fuel Services Corp.	33,995	1,153
WPX Energy, Inc.*	197,469	2,271

Total		34,194

Financials (16.8%)
Alleghany Corp.*	7,663	4,245
American Financial Group, Inc.	34,077	3,525
Aspen Insurance Holdings, Ltd.	29,703	1,200
Associated Banc-Corp.	75,117	1,822
BancorpSouth, Inc.	42,018	1,347
Bank of Hawaii Corp.	21,172	1,765
Bank of the Ozarks	60,271	2,896
Brown & Brown, Inc.	57,596	2,776
Cathay General Bancorp	37,693	1,515
Chemical Financial Corp.	35,311	1,845
CNO Financial Group, Inc.	83,892	1,958
Commerce Bancshares, Inc.	44,384	2,564
Cullen/Frost Bankers, Inc.	29,011	2,754
East West Bancorp, Inc.	71,713	4,287
Eaton Vance Corp.	57,070	2,818
F.N.B. Corp.	160,430	2,251
FactSet Research Systems, Inc.	19,470	3,507
Federated Investors, Inc. - Class B	47,330	1,406
First American Financial Corp.	54,955	2,746
First Horizon National Corp.	116,215	2,225

Index 400 Stock Portfolio

Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Fulton Financial Corp.	86,829	1,628
Genworth Financial, Inc. - Class A*	247,743	954
Hancock Holding Co.	42,061	2,038
Hanover Insurance Group, Inc.	21,036	2,039
Home BancShares, Inc.	78,401	1,977
International Bancshares Corp.	26,884	1,078
Janus Henderson Group, PLC*	89,525	3,119
Kemper Corp.	24,194	1,282
Legg Mason, Inc.	43,205	1,698
MarketAxess Holdings, Inc.	18,655	3,442
MB Financial, Inc.	41,609	1,873
Mercury General Corp.	18,119	1,027
MSCI, Inc.	44,700	5,225
New York Community Bancorp, Inc.	242,735	3,129
Old Republic International Corp.	121,717	2,397
PacWest Bancorp	59,584	3,010
Pinnacle Financial Partners, Inc.	36,612	2,451
Primerica, Inc.	22,279	1,817
Prosperity Bancshares, Inc.	34,490	2,267
Reinsurance Group of America, Inc.	32,011	4,466
RenaissanceRe Holdings, Ltd.	19,993	2,702
SEI Investments Co.	65,134	3,977
Signature Bank*	27,286	3,494
SLM Corp.*	214,193	2,457
Sterling Bancorp	110,870	2,732
Stifel Financial Corp.	33,905	1,813
SVB Financial Group*	26,153	4,893
Synovus Financial Corp.	60,306	2,778
TCF Financial Corp.	85,185	1,452
Texas Capital Bancshares, Inc.*	24,618	2,112
Trustmark Corp.	33,622	1,114
UMB Financial Corp.	21,844	1,627
Umpqua Holdings Corp.	109,298	2,132
United Bankshares, Inc.	52,096	1,935
Valley National Bancorp	131,019	1,579
Washington Federal, Inc.	44,050	1,482
Webster Financial Corp.	45,700	2,401
Wintrust Financial Corp.	27,701	2,169
W.R. Berkley Corp.	47,553	3,174

Total		142,392

Health Care (7.7%)
ABIOMED, Inc.*	20,795	3,506
Acadia Healthcare Co., Inc.*	40,541	1,936
Akorn, Inc.*	46,501	1,543

Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
Allscripts Healthcare Solutions, Inc.*	89,644	1,276
Bio-Rad Laboratories, Inc. - Class A*	9,983	2,218
Bio-Techne Corp.	18,530	2,240
Bioverativ, Inc.*	53,684	3,064
Catalent, Inc.*	65,175	2,602
Charles River Laboratories International, Inc.*	23,623	2,552
Endo International PLC*	99,745	854
Globus Medical, Inc. - Class A*	35,837	1,065
Halyard Health, Inc.*	23,225	1,046
HealthSouth Corp.	49,006	2,271
Hill-Rom Holdings, Inc.	32,699	2,420
INC Research Holdings, Inc. - Class A*	27,899	1,459
LifePoint Health, Inc.*	19,911	1,153
LivaNova PLC*	21,521	1,508
Mallinckrodt PLC*	48,233	1,802
Masimo Corp.*	23,717	2,053
Medidata Solutions, Inc.*	29,038	2,267
MEDNAX, Inc.*	46,442	2,003
Molina Healthcare, Inc.*	21,829	1,501
NuVasive, Inc.*	25,216	1,398
Owens & Minor, Inc.	30,389	887
Prestige Brands Holdings, Inc.*	26,306	1,318
Steris PLC	42,155	3,726
Teleflex, Inc.	22,353	5,409
Tenet Heathcare Corp.*	40,033	658
United Therapeutics Corp.*	21,562	2,527
WellCare Health Plans, Inc.*	22,091	3,794
West Pharmaceutical Services, Inc.	36,730	3,536

Total		65,592

Industrials (15.3%)
AECOM*	77,781	2,863
AGCO Corp.	32,730	2,414
Avis Budget Group, Inc.*	36,100	1,374
The Brink’s Co.	25,056	2,111
Carlisle Cos., Inc.	31,355	3,145
Clean Harbors, Inc.*	25,815	1,464
Copart, Inc.*	99,460	3,418
Crane Co.	25,145	2,011
Curtiss-Wright Corp.	21,907	2,290
Deluxe Corp.	24,000	1,751
Donaldson Co., Inc.	65,062	2,989
The Dun & Bradstreet Corp.	18,343	2,135
Dycom Industries, Inc.*	15,426	1,325
EMCOR Group, Inc.	29,373	2,038
EnerSys	21,541	1,490
Esterline Technologies Corp.*	13,092	1,180

Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
GATX Corp.	19,208	1,182
Genesee & Wyoming, Inc. - Class A*	30,537	2,260
Graco, Inc.	27,793	3,438
Granite Construction, Inc.	19,775	1,146
Herman Miller, Inc.	29,682	1,066
HNI Corp.	21,885	908
Hubbell, Inc.	27,151	3,150
Huntington Ingalls Industries, Inc.	22,538	5,103
IDEX Corp.	37,933	4,608
ITT, Inc.	43,678	1,934
JetBlue Airways Corp.*	163,247	3,025
KBR, Inc.	69,428	1,241
Kennametal, Inc.	40,041	1,615
Kirby Corp.*	26,666	1,759
KLX, Inc.*	25,524	1,351
Knight-Swift Transportation Holdings, Inc.*	63,354	2,632
Landstar System, Inc.	20,809	2,074
Lennox International, Inc.	18,843	3,372
Lincoln Electric Holdings, Inc.	30,749	2,819
ManpowerGroup, Inc.	33,122	3,902
MSA Safety, Inc.	16,869	1,341
MSC Industrial Direct Co., Inc. - Class A	22,386	1,692
Nordson Corp.	25,198	2,986
NOW, Inc.*	53,439	738
Old Dominion Freight Line, Inc.	33,940	3,737
Orbital ATK, Inc.	28,593	3,807
Oshkosh Corp.	37,140	3,066
Pitney Bowes, Inc.	92,657	1,298
Regal Beloit Corp.	22,135	1,749
Rollins, Inc.	47,611	2,197
Ryder System, Inc.	26,297	2,223
Teledyne Technologies, Inc.*	17,538	2,792
Terex Corp.	42,154	1,898
The Timken Co.	34,000	1,651
The Toro Co.	53,563	3,324
Trinity Industries, Inc.	75,114	2,396
Valmont Industries, Inc.	11,213	1,773
Wabtec Corp.	42,400	3,212
Watsco, Inc.	15,079	2,429
Werner Enterprises, Inc.	22,241	813
Woodward, Inc.	27,391	2,126

Total		129,831

Information Technology (17.1%)
3D Systems Corp.*	56,489	756
ACI Worldwide, Inc.*	58,588	1,335
Acxiom Corp.*	39,531	974
ARRIS International PLC*	87,611	2,496
Arrow Electronics, Inc.*	43,807	3,522

Index 400 Stock Portfolio

Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Avnet, Inc.	61,081	2,400
Belden, Inc.	20,994	1,691
Blackbaud, Inc.	23,854	2,094
Broadridge Financial Solutions, Inc.	57,811	4,672
Brocade Communications Systems, Inc.	205,357	2,454
Cars.com, Inc.*	35,524	945
CDK Global, Inc.	65,373	4,124
Ciena Corp.*	70,365	1,546
Cirrus Logic, Inc.*	31,667	1,688
Cognex Corp.	42,969	4,739
Coherent, Inc.*	12,225	2,875
CommVault Systems, Inc.*	21,010	1,277
Convergys Corp.	46,298	1,199
CoreLogic, Inc.*	42,011	1,942
Cree, Inc.*	48,484	1,367
Cypress Semiconductor Corp.	165,026	2,479
Diebold, Inc.	37,479	856
DST Systems, Inc.	30,033	1,648
Fair Isaac Corp.	15,203	2,136
First Solar, Inc.*	40,424	1,855
Fortinet, Inc.*	75,024	2,689
Integrated Device Technology, Inc.*	66,234	1,760
InterDigital, Inc.	17,228	1,271
IPG Photonics Corp.*	18,701	3,461
j2 Global, Inc.	23,991	1,772
Jabil Circuit, Inc.	88,965	2,540
Jack Henry & Associates, Inc.	38,435	3,951
Keysight Technologies, Inc.*	92,005	3,833
Knowles Corp.*	44,379	678
Leidos Holdings, Inc.	70,547	4,178
Littelfuse, Inc.	11,273	2,208
LogMeIn, Inc.	26,148	2,878
Manhattan Associates, Inc.*	34,211	1,422
MAXIMUS, Inc.	32,197	2,077
Microsemi Corp.*	57,315	2,951
Monolithic Power Systems	18,897	2,013
National Instruments Corp.	53,110	2,240
NCR Corp.*	60,305	2,263
NetScout Systems, Inc.*	44,441	1,438
Plantronics, Inc.	16,680	738
PTC, Inc.*	57,380	3,229
Sabre Corp.	103,520	1,874
Science Applications International Corp.	21,693	1,450
Silicon Laboratories, Inc.*	21,118	1,687
Synaptics, Inc.*	16,728	655
SYNNEX Corp.	14,471	1,831
Take-Two Interactive Software, Inc.*	52,874	5,405

Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Tech Data Corp.*	17,222	1,530
Teradata Corp.*	62,538	2,113
Teradyne, Inc.	98,191	3,662
Trimble Navigation, Ltd.*	125,648	4,932
Tyler Technologies, Inc.*	17,219	3,002
The Ultimate Software Group, Inc.*	14,064	2,666
VeriFone Systems, Inc.*	55,508	1,126
Versum Materials, Inc.	53,999	2,096
ViaSat, Inc.*	26,778	1,722
Vishay Intertechnology, Inc.	66,571	1,252
WEX, Inc.*	19,804	2,222
Zebra Technologies Corp. - Class A*	26,359	2,862

Total		144,747

Materials (7.1%)
Allegheny Technologies, Inc.*	54,041	1,292
AptarGroup, Inc.	31,132	2,687
Ashland Global Holdings, Inc.	30,972	2,025
Bemis Co., Inc.	45,070	2,054
Cabot Corp.	30,887	1,723
Carpenter Technology Corp.	23,208	1,115
The Chemours Co.	91,723	4,642
Commercial Metals Co.	57,465	1,094
Compass Minerals International, Inc.	16,788	1,089
Domtar Corp.	31,065	1,348
Eagle Materials, Inc.	24,071	2,568
Grief, Inc. - Class A	12,823	751
Louisiana-Pacific Corp.*	71,868	1,946
Minerals Technologies, Inc.	17,418	1,231
NewMarket Corp.	4,589	1,954
Olin Corp.	82,520	2,826
Owens-Illinois, Inc.*	80,841	2,034
PolyOne Corp.	40,596	1,625
Reliance Steel & Aluminum Co.	36,185	2,756
Royal Gold, Inc.	32,430	2,790
RPM International, Inc.	66,279	3,403
The Scotts Miracle-Gro Co. - Class A	20,294	1,975
Sensient Technologies Corp.	21,772	1,675
Silgan Holdings, Inc.	36,685	1,080
Sonoco Products Co.	49,334	2,489
Steel Dynamics, Inc.	119,058	4,104
United States Steel Corp.	86,690	2,224
Valvoline, Inc.	100,570	2,358
Worthington Industries, Inc.	22,216	1,022

Total		59,880

Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

Real Estate (9.5%)
Alexander & Baldwin, Inc.	22,936	1,063
American Campus Communities, Inc.	67,714	2,990
Camden Property Trust	45,904	4,198
CoreCivic, Inc.	58,656	1,570
CoreSite Realty Corp.	16,971	1,899
Corporate Office Properties Trust	49,369	1,621
Cousins Properties, Inc.	208,458	1,947
CyrusOne, Inc.	45,312	2,670
DCT Industrial Trust, Inc.	46,198	2,676
Douglas Emmett, Inc.	75,990	2,995
Education Realty Trust, Inc.	36,330	1,305
EPR Properties	31,808	2,218
First Industrial Realty Trust, Inc.	59,483	1,790
The GEO Group, Inc.	61,562	1,656
Healthcare Realty Trust, Inc.	61,444	1,987
Highwoods Properties, Inc.	51,240	2,669
Hospitality Properties Trust	81,532	2,323
JBG Smith Properties*	46,347	1,586
Jones Lang LaSalle, Inc.	22,501	2,779
Kilroy Realty Corp.	48,822	3,472
Lamar Advertising Co. - Class A	41,501	2,844
LaSalle Hotel Properties	56,195	1,631
Liberty Property Trust	73,119	3,002
Life Storage, Inc.	23,112	1,891
Mack-Cali Realty Corp.	44,593	1,057
Medical Properties Trust, Inc.	180,708	2,373
National Retail Properties, Inc.	74,070	3,086
OMEGA Healthcare Investors, Inc.	97,898	3,124
Potlatch Corp.	20,156	1,028
Quality Care Properties, Inc.*	46,561	722
Rayonier, Inc.	63,978	1,848
Sabra Health Care REIT, Inc.	87,273	1,915
Senior Housing Properties Trust	117,902	2,305
Tanger Factory Outlet Centers, Inc.	47,131	1,151
Taubman Centers, Inc.	30,131	1,497
Uniti Group, Inc.	81,856	1,200
Urban Edge Properties	52,536	1,267
Washington Prime Group, Inc.	92,202	768
Weingarten Realty Investors	59,277	1,881

Total		80,004

Index 400 Stock Portfolio

Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (0.2%)
Frontier Communications Corp.	38,981	459
Telephone and Data Systems, Inc.	45,533	1,270

Total		1,729

Utilities (5.4%)
Aqua America, Inc.	88,175	2,927
Atmos Energy Corp.	52,644	4,414
Black Hills Corp.	26,542	1,828
Great Plains Energy, Inc.	107,038	3,243
Hawaiian Electric Industries, Inc.	53,994	1,802
IDACORP, Inc.	25,011	2,199
MDU Resources Group, Inc.	96,936	2,516
National Fuel Gas Co.	42,441	2,403
New Jersey Resources Corp.	42,952	1,810
NorthWestern Corp.	24,058	1,370
OGE Energy Corp.	99,120	3,571
ONE Gas, Inc.	25,943	1,910
PNM Resources, Inc.	39,535	1,593
Southwest Gas Holdings, Inc.	23,617	1,833

Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
UGI Corp.	86,052	4,032
Vectren Corp.	41,186	2,709
Westar Energy, Inc.	70,502	3,497
WGL Holdings, Inc.	25,422	2,141

Total		45,798

Total Common Stocks (Cost: $618,141)		833,596

Short-Term Investments (1.8%)

Commercial Paper (1.3%)
Apple, Inc., 0.000%, 10/13/17	1,352,000	1,351
Bank of America NA, 1.400%, 1/8/18	1,500,000	1,500
General Mills, Inc., 0.000%, 10/3/17	500,000	500
Microsoft Corp., 0.000%, 10/25/17	500,000	500
Microsoft Corp., 0.000%, 12/14/17 144A	1,000,000	998
Pfizer, Inc., 0.000%, 10/18/17	1,450,000	1,449
Roche Holdings, Inc., 0.000%, 10/23/17	1,500,000	1,499
United Parcel Service, Inc., 0.000%, 10/16/17	1,500,000	1,499

Short-Term Investments (1.8%)	Shares/ $ Par	Value $ (000’s)

Commercial Paper continued
The Walt Disney Co., 0.000%, 12/11/17 144A	1,500,000	1,496

Total		10,792

Money Market Funds (0.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.920%#	2,027,751	2,028

Total		2,028

US Government & Agencies (0.3%)
Federal Home Loan Bank, 0.000%, 11/6/17	1,000,000	999
Federal Home Loan Bank, 0.000%, 11/13/17(b)	2,000,000	1,998

Total		2,997

Total Short-Term Investments
(Cost: $15,816)		15,817

Total Investments (100.2%)
(Cost: $633,957)(a)		849,413

Other Assets, Less
Liabilities (-0.2%)		(2,012)

Net Assets (100.0%)		847,401

*	Non-Income Producing

#	7 day yield as of September 30, 2017.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the value of these securities (in thousands) was $2,494 representing 0.3% of the net assets.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $633,957 and the net unrealized appreciation of investments based on that cost was $215,456 which is comprised of $251,370 aggregate gross unrealized appreciation and $35,914 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Amount at September 30, 2017, $8)	76	12/17	$13,647	$450

Index 400 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$833,596	$-	$-
Short-Term Investments
Money Market Funds	2,028	-	-
Commercial Paper	-	10,792	-
U.S. Government & Agencies	-	2,997	-
Other Financial Instruments^
Futures	450	-	-
Total Assets:	$836,074	$13,789	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Mid Cap Value Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Common Stocks (94.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (5.1%)
Advance Auto Parts, Inc.	60,925	6,044
Carnival Corp.	31,057	2,005
Delphi Automotive PLC*	25,204	2,480
Honda Motor Co., Ltd., ADR*	180,907	5,348
Mattel, Inc.	185,349	2,869
PulteGroup, Inc.	181,684	4,965
Target Corp.	67,126	3,961

Total		27,672

Consumer Staples (8.0%)
Conagra Brands, Inc.	282,246	9,523
General Mills, Inc.	141,725	7,336
The J.M. Smucker Co.	39,577	4,153
Kellogg Co.	101,315	6,319
Lamb Weston Holdings, Inc.	38,229	1,792
Mondelez International, Inc.	203,638	8,280
Sysco Corp.	117,571	6,343

Total		43,746

Energy (12.7%)
Anadarko Petroleum Corp.	111,980	5,470
Bear Newco, Inc.	169,594	6,211
Devon Energy Corp.	126,154	4,631
EQT Corp.	114,067	7,442
Exxon Mobil Corp.*	321,687	10,276
Halliburton Co.	65,585	3,019
Helmerich & Payne, Inc.	65,994	3,439
Marathon Petroleum Corp.	86,729	4,864
National Oilwell Varco, Inc.	193,048	6,898
Noble Energy, Inc.	240,878	6,831
Occidental Petroleum Corp.	113,294	7,275
Spectra Energy Partners LP	58,256	2,585

Total		68,941

Financials (19.9%)
Aflac, Inc.	37,850	3,081
Ameriprise Financial, Inc.	49,282	7,319
Arthur J. Gallagher & Co.	59,849	3,684
Bank of Hawaii Corp.	41,108	3,427
BB&T Corp.	175,553	8,240
Brown & Brown, Inc.	52,948	2,552
Capitol Federal Financial, Inc.	345,534	5,079
Chubb, Ltd.*	50,498	7,198
Comerica, Inc.	12,661	965
Commerce Bancshares, Inc.	77,285	4,465

Common Stocks (94.3%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Invesco, Ltd.	264,035	9,252
M&T Bank Corp.	39,262	6,323
Northern Trust Corp.	172,965	15,901
PNC Financial Services Group, Inc.	26,746	3,605
ProAssurance Corp.	42,334	2,313
Reinsurance Group of America, Inc.	30,788	4,296
State Street Corp.	11,167	1,067
SunTrust Banks, Inc.	69,623	4,161
T. Rowe Price Group, Inc.	28,533	2,586
Torchmark Corp.	21,581	1,728
The Travelers Cos., Inc.	11,617	1,423
UMB Financial Corp.	23,863	1,778
Unum Group	52,309	2,675
Westamerica Bancorporation	89,617	5,336

Total		108,454

Health Care (9.0%)
Cardinal Health, Inc.	89,408	5,983
Express Scripts Holding Co.*	75,604	4,787
HCA Healthcare, Inc.*	68,053	5,416
Koninklijke Philips NV*	68,350	2,822
LifePoint Health, Inc.*	114,602	6,635
McKesson Corp.	29,438	4,522
Quest Diagnostics, Inc.	37,685	3,529
Steris PLC*	39,536	3,495
Zimmer Biomet Holdings, Inc.	102,866	12,045

Total		49,234

Industrials (12.6%)
Cummins, Inc.	22,827	3,836
Eaton Corp. PLC*	52,680	4,045
Emerson Electric Co.	109,549	6,884
Heartland Express, Inc.	236,795	5,939
Hubbell, Inc.	61,379	7,121
Ingersoll-Rand PLC*	60,585	5,402
Johnson Controls International PLC*	389,508	15,693
MSC Industrial Direct Co., Inc. - Class A	60,637	4,582
PACCAR, Inc.	28,767	2,081
Parker Hannifin Corp.	10,493	1,837
Republic Services, Inc.	62,086	4,102
Rockwell Automation, Inc.	5,024	895
Textron, Inc.	112,315	6,052

Total		68,469

Information Technology (7.1%)
Applied Materials, Inc.	146,405	7,626

Common Stocks (94.3%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Keysight Technologies, Inc.*	159,825	6,658
Lam Research Corp.	29,023	5,371
Maxim Integrated Products, Inc.	165,192	7,882
TE Connectivity, Ltd.*	65,424	5,434
Teradyne, Inc.	149,672	5,581

Total		38,552

Materials (4.5%)
Bemis Co., Inc.	80,776	3,681
Graphic Packaging Holding Co.	470,947	6,570
Orkla ASA*	239,298	2,455
Sonoco Products Co.	103,497	5,221
WestRock Co.	115,118	6,530

Total		24,457

Real Estate (5.4%)
American Tower Corp.	37,073	5,067
Boston Properties, Inc.	24,377	2,995
Empire State Realty Trust, Inc.	87,467	1,797
MGM Growth Properties LLC - Class A	106,213	3,209
Piedmont Office Realty Trust, Inc. - Class A	209,640	4,226
Weyerhaeuser Co.	352,335	11,990

Total		29,284

Telecommunication Services (1.3%)
Level 3 Communications, Inc.*	130,616	6,961

Total		6,961

Utilities (8.7%)
Ameren Corp.	70,390	4,071
Atmos Energy Corp.	41,911	3,514
Edison International	98,704	7,617
Eversource Energy	39,850	2,409
NorthWestern Corp.	61,158	3,482
PG&E Corp.	121,412	8,267
Pinnacle West Capital Corp.	46,555	3,937
Spire, Inc.	60,229	4,496
Westar Energy, Inc.	30,567	1,516
Xcel Energy, Inc.	169,659	8,028

Total		47,337

Total Common Stocks
(Cost: $453,650)		513,107

Mid Cap Value Portfolio

Investment Companies (2.7%)	Shares/ $ Par	Value $ (000’s)

Investment Companies (2.7%)
iShares Russell Midcap Value Index Fund(q)	173,840	14,764

Total		14,764

Total Investment Companies
(Cost: $13,975)		14,764

Short-Term Investments (2.7%)

Commercial Paper (2.1%)
Credit Agricole, 0.000%, 10/2/17	11,172,000	11,171

Total		11,171

Short-Term Investments (2.7%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds (0.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.920%#	3,529,011	3,529

Total		3,529

Total Short-Term Investments
(Cost: $14,700)		14,700

Total Investments (99.7%)
(Cost: $482,325)(a)		542,571

Other Assets, Less
Liabilities (0.3%)		1,491

Net Assets (100.0%)		544,062

*	Non-Income Producing

#	7 day yield as of September 30, 2017.

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $482,325 and the net unrealized appreciation of investments based on that cost was $60,246 which is comprised of $77,416 aggregate gross unrealized appreciation and $17,170 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on September 30, 2017.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	CAD	10,691	8,573	12/17	$-	$(72)	$(72)
Sell	HSBC Bank USA NA	EUR	2,036	2,419	12/17	-	(6)	(6)
Sell	HSBC Bank USA NA	JPY	363,842	3,248	12/17	-	(28)	(28)
Sell	HSBC Bank USA NA	NOK	16,354	2,057	12/17	-	(23)	(23)

						-	$(129)	$(129)

CAD — Canadian Dollar

EUR — Euro

JPY — Japanese Yen

NOK — Norwegian Krone

Mid Cap Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

		Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$513,107	$-	$-
Investment Companies	14,764	-	-
Short-Term Investments
Commercial Paper	-	11,171	-
Money Market Funds	3,529	-	-
Total Assets:	$531,400	$11,171	$-
Liabilities:
Short-Term Investments^
Forward Currency Contracts	-	(129)	-
Total Liabilities:	$-	$(129)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (14.1%)
Bloomin’ Brands, Inc.	205,074	3,609
Burlington Stores, Inc.*	31,467	3,004
Caleres, Inc.	96,043	2,931
Carter’s, Inc.	59,821	5,907
Cooper Tire & Rubber Co.	80,693	3,018
Core-Mark Holding Co., Inc.	116,172	3,734
Dunkin’ Brands Group, Inc.	93,546	4,965
Five Below, Inc.*	87,770	4,817
La Quinta Holdings, Inc.*	235,385	4,119
Marriott Vacations Worldwide Corp.	49,455	6,159
The Michaels Cos., Inc.*	127,675	2,741
Oxford Industries, Inc.	65,106	4,137
Papa John’s International, Inc.	36,063	2,635
Steven Madden, Ltd.*	143,266	6,203
Tenneco, Inc.	102,796	6,237
TopBuild Corp.*	109,110	7,111
Visteon Corp.*	33,320	4,124
Wayfair, Inc.*	12,172	820
Wingstop, Inc.	133,201	4,429
Wolverine World Wide, Inc.	195,585	5,643

Total		86,343

Consumer Staples (2.9%)
Casey’s General Stores, Inc.	32,463	3,553
Hostess Brands, Inc.*	253,735	3,466
Post Holdings, Inc.*	29,596	2,612
PriceSmart, Inc.	52,063	4,647
TreeHouse Foods, Inc.*	47,676	3,229

Total		17,507

Energy (1.2%)
PDC Energy, Inc.*	61,194	3,001
ProPetro Holding Corp.*	160,700	2,306
WildHorse Resource Development Corp.*	159,100	2,119

Total		7,426

Financials (6.0%)
Evercore Partners, Inc.	58,895	4,726
FCB Financial Holdings, Inc. - Class A*	57,967	2,800
Financial Engines, Inc.	106,729	3,709
First Busey Corp.	80,983	2,540
First Hawaiian, Inc.	79,767	2,416
Great Western Bancorp, Inc.	71,793	2,963
IBERIABANK Corp.	54,617	4,487

Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

Financials continued
James River Group Holdings, Ltd.	85,536	3,548
MGIC Investment Corp.*	277,390	3,476
OneMain Holdings, Inc.*	62,717	1,768
Sterling Bancorp	177,740	4,381

Total		36,814

Health Care (22.9%)
Acadia Healthcare Co., Inc.*	87,195	4,164
Aerie Pharmaceuticals, Inc.*	54,855	2,666
Agios Pharmaceuticals, Inc.*	27,997	1,869
Amicus Therapeutics, Inc.*	338,497	5,104
Anika Therapeutics, Inc.*	80,603	4,675
Aratana Therapeutics, Inc.*	193,000	1,183
Arena Pharmaceuticals, Inc.*	69,200	1,765
AtriCure, Inc.*	107,270	2,400
Atrion Corp.	6,607	4,440
Bluebird Bio, Inc.*	31,298	4,299
Blueprint Medicines Corp.*	67,579	4,708
Calithera Biosciences, Inc.*	105,756	1,666
Cardiovascular Systems, Inc.*	118,010	3,322
Catalent, Inc.*	137,434	5,486
Coherus Biosciences, Inc.*	94,374	1,260
Cytokinetics, Inc.*	163,670	2,373
Dermira, Inc.*	106,939	2,887
Five Prime Therapeutics, Inc.*	105,892	4,332
Flexion Therapeutics, Inc.*	97,669	2,362
Globus Medical, Inc. - Class A*	163,078	4,847
GlycoMimetics, Inc.*	57,230	801
HMS Holdings Corp.*	33,100	657
ICU Medical, Inc.*	32,188	5,982
INC Research Holdings, Inc. - Class A*	65,827	3,443
Integra LifeSciences Holdings Corp.*	83,964	4,238
Intersect ENT, Inc.*	155,696	4,850
Ionis Pharmaceuticals, Inc.*	66,428	3,368
Ironwood Pharmaceuticals, Inc.*	44,991	709
Jounce Therapeutics, Inc.*	55,295	861

Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
Kala Pharmaceuticals, Inc.*	11,800	269
Loxo Oncology, Inc.*	44,438	4,094
The Medicines Co.*	89,770	3,325
Medidata Solutions, Inc.*	64,009	4,997
Nanostring Technologies, Inc.*	139,288	2,251
Natus Medical, Inc.*	184,473	6,918
Neurocrine Biosciences, Inc.*	59,737	3,661
Omnicell, Inc.*	109,050	5,567
Orthofix International NV*	94,365	4,459
Otonomy, Inc.*	138,409	450
Portola Pharmaceuticals, Inc.*	82,335	4,449
Trevena, Inc.*	15,304	39
U.S. Physical Therapy, Inc.	42,966	2,640
Ultragenyx Pharmaceutical, Inc.*	61,124	3,255
WellCare Health Plans, Inc.*	18,847	3,237

Total		140,328

Industrials (17.0%)
AAON, Inc.	120,661	4,160
Advanced Disposal Services, Inc.*	106,858	2,692
Altra Industrial Motion Corp.	106,270	5,112
American Woodmark Corp.*	49,845	4,798
Armstrong World Industries, Inc.*	76,733	3,933
AZZ, Inc.	69,113	3,366
The Brink’s Co.	36,480	3,073
Deluxe Corp.	62,590	4,567
Esterline Technologies Corp.*	39,158	3,530
Exponent, Inc.	71,152	5,258
Generac Holdings, Inc.*	109,919	5,049
Genesee & Wyoming, Inc. - Class A*	52,449	3,882
GP Strategies Corp.*	45,312	1,398
HEICO Corp. - Class A	46,922	3,575
Huron Consulting Group, Inc.*	58,580	2,009
ITT, Inc.	98,247	4,349
JELD-WEN Holding, Inc.*	108,008	3,836
Knight-Swift Transportation Holdings, Inc.*	161,125	6,695
Marten Transport, Ltd.	153,300	3,150

Small Cap Growth Stock Portfolio

Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Milacron Holdings Corp.*	148,106	2,497
On Assignment, Inc.*	88,920	4,773
Rexnord Corp.*	150,366	3,821
SiteOne Landscape Supply, Inc.*	53,364	3,100
Teledyne Technologies, Inc.*	39,534	6,293
Viad Corp.	64,465	3,926
WageWorks, Inc.*	45,431	2,758
Welbilt, Inc.*	104,866	2,417

Total		104,017

Information Technology (23.1%)
Acacia Communications, Inc.*	57,013	2,685
Aspen Technology, Inc.*	63,418	3,983
Axcelis Technologies, Inc.*	28,000	766
Blackbaud, Inc.	59,465	5,221
Blackhawk Network Holdings, Inc.*	170,412	7,464
CACI International, Inc. - Class A*	30,640	4,270
Cardtronics PLC*	68,660	1,580
Ciena Corp.*	157,833	3,468
Cloudera, Inc.*	199,515	3,316
Cohu, Inc.	17,446	416
Entegris, Inc.*	130,808	3,774
EPAM Systems, Inc.*	73,560	6,468
ePlus, Inc.*	65,420	6,048
ExlService Holdings, Inc.*	51,090	2,980
Fabrinet*	84,469	3,130
Fair Isaac Corp.	30,028	4,219
Five9, Inc.*	143,997	3,442
Globant SA*	85,494	3,426
GrubHub, Inc.*	91,419	4,814

Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Guidewire Software, Inc.*	53,047	4,130
HubSpot, Inc.*	61,441	5,164
Integrated Device Technology, Inc.*	168,004	4,466
Itron, Inc.*	84,615	6,553
j2 Global, Inc.	53,819	3,976
LogMeIn, Inc.	41,573	4,575
MACOM Technology Solutions Holdings, Inc.*	98,687	4,402
MAXIMUS, Inc.	50,782	3,276
MaxLinear, Inc. - Class A*	116,212	2,760
MKS Instruments, Inc.	49,851	4,708
Pegasystems, Inc.	73,051	4,211
PTC, Inc.*	54,170	3,049
Q2 Holdings, Inc.*	44,105	1,837
Rogers Corp.*	46,855	6,245
Tyler Technologies, Inc.*	16,139	2,813
WEX, Inc.*	44,366	4,979
Zendesk, Inc.*	102,027	2,970

Total		141,584

Materials (4.0%)
Boise Cascade Co.*	95,062	3,318
Graphic Packaging Holding Co.	297,173	4,146
Louisiana-Pacific Corp.*	148,741	4,028
Omnova Solutions, Inc.*	300,217	3,287
PolyOne Corp.	146,734	5,874
Summit Materials, Inc. - Class A*	119,685	3,833

Total		24,486

Real Estate (3.0%)
CoreSite Realty Corp.	22,671	2,537
Corporate Office Properties Trust	85,509	2,807
HFF, Inc. - Class A	129,593	5,127
LaSalle Hotel Properties	123,068	3,571

Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

Real Estate continued
Sunstone Hotel Investors, Inc.	242,184	3,892

Total		17,934

Telecommunication Services (0.7%)
ORBCOMM, Inc.*	195,103	2,043
Vonage Holdings Corp.*	292,300	2,379

Total		4,422

Total Common Stocks
(Cost: $442,538)		580,861

Investment Companies (2.9%)

Investment Companies (2.9%)
iShares Russell 2000 Growth Index Fund	98,101	17,556

Total		17,556

Total Investment Companies
(Cost: $16,267)		17,556

Short-Term Investments (2.2%)

Money Market Funds (2.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.920%#	13,707,233	13,707

Total		13,707

Total Short-Term Investments
(Cost: $13,707)		13,707

Total Investments (100.0%)
(Cost: $472,512)(a)		612,124

Other Assets, Less
Liabilities (0.0%)		161

Net Assets (100.0%)		612,285

*	Non-Income Producing

#	7 day yield as of September 30, 2017.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $472,512 and the net unrealized appreciation of investments based on that cost was $139,612 which is comprised of $155,740 aggregate gross unrealized appreciation and $16,128 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Small Cap Growth Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

		Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$580,861	$-	$-
Investment Companies	17,556	-	-
Short-Term Investments	13,707	-	-
Total Assets:	$612,124	$-	$-

Index 600 Stock Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Common Stocks (91.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (14.0%)
Abercrombie & Fitch Co. - Class A	17,226	249
American Axle & Manufacturing Holdings, Inc.*	21,139	372
American Public Education, Inc.*	4,115	87
Asbury Automotive Group, Inc.*	4,696	287
Ascena Retail Group, Inc.*	42,975	105
Barnes & Noble Education, Inc.*	9,411	61
Barnes & Noble, Inc.	14,358	109
Belmond, Ltd.*	21,250	290
Big 5 Sporting Goods Corp.	5,207	40
Biglari Holdings, Inc.*	257	86
BJ’s Restaurants, Inc.*	4,725	144
Bob Evans Farms, Inc.	5,046	391
Boyd Gaming Corp.	20,853	543
The Buckle, Inc.	7,176	121
Caleres, Inc.	10,888	332
Callaway Golf Co.	23,901	345
Capella Education Co.	2,956	207
Career Education Corp.*	16,620	173
The Cato Corp. - Class A	5,998	79
Cavco Industries, Inc.*	2,147	317
Chico’s FAS, Inc.	32,498	291
The Children’s Place, Inc.	4,468	528
Chuy’s Holdings, Inc.*	4,282	90
Cooper-Standard Holding, Inc.*	4,042	469
Core-Mark Holding Co., Inc.	11,732	377
Crocs, Inc.*	18,175	176
Dave & Buster’s Entertainment, Inc.*	10,654	559
DineEquity, Inc.	4,559	196
Dorman Products, Inc.*	7,680	550
DSW, Inc. - Class A	18,391	395
The E.W. Scripps Co. - Class A*	14,055	269
El Pollo Loco Holdings, Inc.*	5,482	67
Ethan Allen Interiors, Inc.	6,395	207
Express, Inc.*	19,858	134
Fiesta Restaurant Group, Inc.*	6,854	130
The Finish Line, Inc. - Class A	10,168	122
Five Below, Inc.*	13,980	767
Fossil Group, Inc.*	10,937	102
Fox Factory Holding Corp.*	9,479	409
Francesca’s Holdings Corp.*	9,402	69

Common Stocks (91.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Fred’s, Inc. - Class A	9,055	58
FTD Companies, Inc.*	4,238	55
Gannett Co., Inc.	28,795	259
Genesco, Inc.*	4,962	132
Gentherm, Inc.*	9,330	347
G-III Apparel Group, Ltd.*	10,476	304
Group 1 Automotive, Inc.	4,965	360
Guess?, Inc.	15,184	259
Haverty Furniture Cos., Inc.	4,919	129
Hibbett Sports, Inc.*	5,259	75
Iconix Brand Group, Inc.*	14,460	82
Installed Building Products, Inc.*	5,326	345
iRobot Corp.*	7,008	540
J.C. Penney Co., Inc.*	78,700	300
Kirkland’s, Inc.*	4,052	46
La-Z-Boy, Inc.	12,218	329
LCI Industries	6,313	731
LGI Homes, Inc.*	4,380	213
Lithia Motors, Inc. - Class A	6,084	732
Lumber Liquidators Holdings, Inc.*	7,196	280
M.D.C. Holdings, Inc.	10,511	349
M/I Homes, Inc.*	6,358	170
The Marcus Corp.	4,868	135
MarineMax, Inc.*	6,149	102
Marriott Vacations Worldwide Corp.	6,093	759
Meritage Homes Corp.*	9,599	426
Monarch Casino & Resort, Inc.*	2,848	113
Monro Muffler Brake, Inc.	8,288	465
Motorcar Parts of America, Inc.*	4,720	139
Movado Group, Inc.	3,926	110
Nautilus, Inc.*	7,797	132
New Media Investment Group, Inc.	13,483	199
Nutrisystem, Inc.	7,607	425
Ollie’s Bargain Outlet Holdings, Inc.*	12,443	577
Oxford Industries, Inc.	4,258	271
Penn National Gaming, Inc.*	21,282	498
Perry Ellis International, Inc.*	3,184	75
PetMed Express, Inc.	5,218	173
Red Robin Gourmet Burgers, Inc.*	3,274	219
Regis Corp.*	8,815	126
Rent-A-Center, Inc.	13,500	155
RH*	4,761	335
Ruby Tuesday, Inc.*	15,435	33

Common Stocks (91.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Ruth’s Hospitality Group, Inc.	7,443	156
Scholastic Corp.	7,036	262
Scientific Games Corp. - Class A*	13,363	613
Select Comfort Corp.*	10,401	323
Shake Shack, Inc. - Class A*	4,606	153
Shoe Carnival, Inc.	2,888	65
Shutterfly, Inc.*	8,450	410
Sonic Automotive, Inc. - Class A	6,369	130
Sonic Corp.	10,589	269
Standard Motor Products, Inc.	5,193	251
Steven Madden, Ltd.*	13,484	584
Strayer Education, Inc.	2,687	234
Sturm, Ruger & Co., Inc.	4,476	231
Superior Industries International, Inc.	5,867	98
Tailored Brands, Inc.	12,422	179
The Tile Shop Holdings, Inc.	8,668	110
Time, Inc.	25,221	340
TopBuild Corp.*	9,002	587
Unifi, Inc.*	4,292	153
Universal Electronics, Inc.*	3,666	232
Vera Bradley, Inc.*	4,875	43
Vista Outdoor, Inc.*	14,450	331
Vitamin Shoppe, Inc.*	6,032	32
William Lyon Homes*	5,985	138
Wingstop, Inc.	7,339	244
Winnebago Industries, Inc.	7,280	326
Wolverine World Wide, Inc.	24,475	706
World Wrestling Entertainment, Inc. - Class A	9,916	233
Zumiez, Inc.*	4,594	83

Total		29,323

Consumer Staples (2.4%)
The Andersons, Inc.	6,679	229
B&G Foods, Inc.	16,841	536
Calavo Growers, Inc.	3,996	292
Cal-Maine Foods, Inc.*	7,539	310
Central Garden & Pet Co.*	2,618	102
Central Garden & Pet Co. - Class A*	8,845	329
Coca-Cola Bottling Co. Consolidated	1,176	254
Darling Ingredients, Inc.*	41,717	731
Inter Parfums, Inc.	4,342	179
J & J Snack Foods Corp.	3,797	499

Index 600 Stock Portfolio

Common Stocks (91.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Staples continued
John B. Sanfilippo & Son, Inc.	2,203	148
Medifast, Inc.	2,659	158
Seneca Foods Corp. - Class A*	1,734	60
SpartanNash Co.	9,439	249
SUPERVALU, Inc.*	9,715	211
Universal Corp.	6,414	367
WD-40 Co.	3,550	397

Total		5,051

Energy (3.0%)
Archrock, Inc.	17,977	226
Atwood Oceanics, Inc.*	20,401	191
Bill Barrett Corp.*	19,319	83
Bristow Group, Inc.	8,142	76
CARBO Ceramics, Inc.*	5,569	48
Carrizo Oil & Gas, Inc.*	19,595	336
Cloud Peak Energy, Inc.*	19,009	70
Contango Oil & Gas Co.*	5,829	29
Denbury Resources, Inc.*	102,078	137
ERA Group, Inc.*	5,118	57
Exterran Corp.*	8,068	255
Geospace Technologies Corp.*	3,404	61
Green Plains, Inc.	9,876	199
Gulf Island Fabrication, Inc.	3,423	43
Helix Energy Solutions Group, Inc.*	35,159	260
Matrix Service Co.*	6,737	102
McDermott International, Inc.*	71,921	523
Newpark Resources, Inc.*	21,682	217
Noble Corp. PLC*	61,971	285
Oil States International, Inc.*	12,963	329
PDC Energy, Inc.*	16,685	818
Pioneer Energy Services Corp.*	19,683	50
REX American Resources Corp.*	1,462	137
SEACOR Holdings, Inc.*	4,212	194
SRC Energy, Inc.*	50,874	492
Tesco Corp.*	11,841	64
TETRA Technologies, Inc.*	29,353	84
Unit Corp.*	13,395	276
US Silica Holdings, Inc.	20,568	639

Total		6,281

Financials (14.7%)
American Equity Investment Life Holding Co.	22,520	655
Ameris Bancorp	9,404	451
AMERISAFE, Inc.	4,874	284

Common Stocks (91.2%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Appollo Commercial Real Estate Finance, Inc.	24,301	440
ARMOUR Residential REIT, Inc.	10,445	281
Banc of California, Inc.	10,760	223
Bank Mutual Corp.	10,702	109
Banner Corp.	8,407	515
BofI Holding, Inc.*	14,176	404
Boston Private Financial Holdings, Inc.	21,295	352
Brookline Bancorp, Inc.	19,402	301
Capstead Mortgage Corp.	24,340	235
Central Pacific Financial Corp.	7,709	248
City Holding Co.	3,955	284
Columbia Banking System, Inc.	14,786	623
Community Bank System, Inc.	12,801	707
Customers Bancorp, Inc.*	7,293	238
CVB Financial Corp.	25,945	627
Dime Community Bancshares	7,777	167
Donnelley Financial Solutions, Inc.*	8,535	184
eHealth, Inc.*	4,131	99
Employers Holdings, Inc.	8,210	373
Encore Capital Group, Inc.*	5,998	266
Enova International, Inc.*	8,531	115
Evercore Partners, Inc.	9,941	798
EZCORP, Inc. - Class A*	12,998	123
Fidelity Southern Corp.	5,546	131
Financial Engines, Inc.	15,995	556
First BanCorp/Puerto Rico*	45,945	235
First Commonwealth Financial Corp.	24,688	349
First Financial Bancorp.	15,741	412
First Financial Bankshares, Inc.	16,759	757
First Midwest Bancorp, Inc.	26,020	609
FirstCash, Inc.	12,086	763
Glacier Bancorp, Inc.	19,755	746
Great Western Bancorp, Inc.	14,865	614
Green Dot Corp. - Class A*	11,501	570
Greenhill & Co., Inc.	6,981	116
Hanmi Financial Corp.	8,208	254
HCI Group, Inc.	2,049	78
HomeStreet, Inc.*	6,809	184
Hope Bancorp, Inc.	32,566	577
Horace Mann Educators Corp.	10,301	405
Independent Bank Corp.	6,949	519
Infinity Property & Casualty Corp.	2,795	263

Common Stocks (91.2%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Interactive Brokers Group, Inc. - Class A	18,100	815
INTL FCStone, Inc.*	3,935	151
Investment Technology Group, Inc.	8,390	186
LegacyTexas Financial Group, Inc.	10,700	427
LendingTree, Inc.*	1,915	468
Maiden Holdings, Ltd.	17,989	143
Meta Financial Group, Inc.	2,215	174
National Bank Holding Corp. - Class A	6,766	241
The Navigators Group, Inc.	5,678	331
NBT Bancorp, Inc.	11,020	405
Northfield Bancorp, Inc.	11,754	204
Northwest Bancshares, Inc.	25,958	448
OFG Bancorp	11,130	102
Old National Bancorp	34,322	628
Opus Bank*	4,545	109
Oritani Financial Corp.	9,901	166
Piper Jaffray Cos., Inc.	3,598	213
PRA Group, Inc.*	11,439	328
ProAssurance Corp.	13,523	739
Provident Financial Services, Inc.	15,315	408
RLI Corp.	9,817	563
S&T Bancorp, Inc.	8,859	351
Safety Insurance Group, Inc.	3,854	294
Selective Insurance Group, Inc.	14,782	796
ServisFirst Bancshares, Inc.	11,395	443
Simmons First National Corp. - Class A	8,159	472
Southside Bancshares, Inc.	6,987	254
Stewart Information Services Corp.	6,013	227
Third Point Reinsurance, Ltd.*	16,028	250
Tompkins Financial Corp.	3,130	270
TrustCo Bank Corp.	24,339	217
United Community Banks, Inc.	18,490	528
United Fire Group, Inc.	5,388	247
United Insurance Holdings Corp.	5,196	85
Universal Insurance Holdings, Inc.	8,208	189
Virtus Investment Partners, Inc.	1,828	212
Waddell & Reed Financial, Inc. - Class A	21,171	425
Walker & Dunlop, Inc.*	7,202	377
Westamerica Bancorporation	6,662	397

Index 600 Stock Portfolio

Common Stocks (91.2%)	Shares/ $ Par	Value $ (000’s)

Financials continued
WisdomTree Investments, Inc.	29,133	296
World Acceptance Corp.*	1,492	124

Total		30,943

Health Care (11.8%)
Abaxis, Inc.	5,747	257
Aceto Corp.	7,626	86
Acorda Therapeutics, Inc.*	11,815	279
Almost Family, Inc.*	3,183	171
AMAG Pharmaceuticals, Inc.*	8,937	165
Amedisys, Inc.*	7,204	403
AMN Healthcare Services, Inc.*	12,143	555
Amphastar Pharmaceuticals, Inc.*	9,009	161
Analogic Corp.	3,158	265
AngioDynamics, Inc.*	9,265	158
ANI Pharmaceuticals, Inc.*	2,270	119
Anika Therapeutics, Inc.*	3,712	215
BioTelemetry, Inc.*	7,786	257
Cambrex Corp.*	8,289	456
Cantel Medical Corp.	8,982	846
Chemed Corp.	4,050	818
Community Health Systems, Inc.*	29,065	223
Computer Programs and Systems, Inc.	2,822	83
CONMED Corp.	6,294	330
CorVel Corp.*	2,423	132
Cross Country Healthcare, Inc.*	9,243	132
CryoLife, Inc.*	8,471	192
Cytokinetics, Inc.*	12,776	185
DepoMed, Inc.*	15,946	92
Diplomat Pharmacy, Inc.*	12,109	251
Eagle Pharmaceuticals, Inc.*	2,160	129
Emergent Biosolutions, Inc.*	8,872	359
Enanta Pharmaceuticals, Inc.*	3,616	169
Ensign Group, Inc.	12,110	274
Haemonetics Corp.*	13,323	598
HealthEquity, Inc.*	12,911	653
HealthStream, Inc.*	6,461	151
Heska Corp.*	1,647	145
HMS Holdings Corp.*	21,286	423
ICU Medical, Inc.*	3,795	705
Impax Laboratories, Inc.*	18,821	382
Innoviva, Inc.*	18,833	266
Inogen, Inc.*	4,304	409
Integer Holdings Corp.*	7,121	364
Integra LifeSciences Holdings Corp.*	16,017	809

Common Stocks (91.2%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
Invacare Corp.	8,320	131
Kindred Healthcare, Inc.	22,039	150
Landauer, Inc.	2,441	164
Lannett Co., Inc.*	7,554	139
Lantheus Holdings, Inc.*	7,456	133
LeMaitre Vascular, Inc.	3,806	142
LHC Group, Inc.*	4,121	292
Ligand Pharmaceuticals, Inc. - Class B*	5,298	721
Luminex Corp.	10,380	211
Magellan Health, Inc.*	5,998	518
The Medicines Co.*	16,189	600
Meridian Bioscience, Inc.	10,689	153
Merit Medical Systems, Inc.*	12,696	538
MiMedx Group, Inc.*	26,206	311
Momenta Pharmaceuticals, Inc.*	19,307	357
Myriad Genetics, Inc.*	17,333	627
Natus Medical, Inc.*	8,396	315
Nektar Therapeutics*	39,593	950
Neogen Corp.*	9,675	749
Omnicell, Inc.*	9,486	484
OraSure Technologies, Inc.*	15,059	339
Orthofix International*	4,602	218
PharMerica Corp.*	7,882	231
Phibro Animal Health Corp. - Class A	4,878	181
Progenics Pharmaceuticals, Inc.*	17,797	131
The Providence Service Corp.*	2,872	155
Quality Systems, Inc.*	11,876	187
Quorum Health Corp.*	7,191	37
Repligen Corp.*	9,461	363
SciClone Pharmaceuticals, Inc.*	13,219	148
Select Medical Holdings Corp.*	26,935	517
Spectrum Pharmaceuticals, Inc.*	19,261	271
Sucampo Pharmaceuticals, Inc.*	6,367	75
Supernus Pharmaceuticals, Inc.*	12,840	514
Surmodics, Inc.*	3,320	103
Tivity Health, Inc.*	8,579	350
U.S. Physical Therapy, Inc.	3,186	196
Varex Imaging Corp.*	9,507	322

Total		24,690

Industrials (17.2%)
AAON, Inc.	10,258	354
AAR Corp.	8,155	308
ABM Industries, Inc.	14,127	589
Actuant Corp. - Class A	15,119	387

Common Stocks (91.2%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Aegion Corp.*	8,361	195
Aerojet Rocketdyne Holdings, Inc.*	19,020	666
Aerovironment, Inc.*	5,374	291
Alamo Group, Inc.	2,415	259
Albany International Corp. - Class A	7,319	420
Allegiant Travel Co.	3,175	418
American Woodmark Corp.*	3,622	349
Apogee Enterprises, Inc.	7,306	353
Applied Industrial Technologies, Inc.	9,889	651
ArcBest Corp.	6,510	218
Astec Industries, Inc.	4,849	272
Atlas Air Worldwide Holdings, Inc.*	6,399	421
Axon Enterprise, Inc.*	13,381	303
AZZ, Inc.	6,583	321
Barnes Group, Inc.	12,545	884
Brady Corp. - Class A	12,095	459
Briggs & Stratton Corp.	10,829	254
Chart Industries, Inc.*	7,789	306
CIRCOR International, Inc.	4,179	227
Comfort Systems USA, Inc.	9,444	337
Cubic Corp.	6,321	322
DXP Enterprises, Inc.*	4,011	126
Echo Global Logistics, Inc.*	6,793	128
Encore Wire Corp.	5,257	235
Engility Holdings, Inc.*	4,470	155
EnPro Industries, Inc.	5,400	435
ESCO Technologies, Inc.	6,542	392
Essendant, Inc.	9,505	125
Exponent, Inc.	6,532	483
Federal Signal Corp.	15,183	323
Forward Air Corp.	7,673	439
Franklin Electric Co., Inc.	9,773	438
FTI Consulting, Inc.*	10,015	355
General Cable Corp.	12,601	238
Gibraltar Industries, Inc.*	8,003	249
The Greenbrier Cos., Inc.	7,219	348
Griffon Corp.	7,660	170
Harsco Corp.*	20,368	426
Hawaiian Holdings, Inc.*	13,565	509
Healthcare Services Group, Inc.	18,535	1,000
Heartland Express, Inc.	12,659	317
Heidrick & Struggles International, Inc.	4,758	101
Hillenbrand, Inc.	15,963	620
Hub Group, Inc. - Class A*	8,477	364
Insperity, Inc.	4,699	414
Insteel Industries, Inc.	4,577	120
Interface, Inc.	15,591	341

Index 600 Stock Portfolio

Common Stocks (91.2%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
John Bean Technologies Corp.	8,009	810
Kaman Corp.	7,066	394
Kelly Services, Inc. - Class A	7,684	193
Korn / Ferry International	14,643	577
Lindsay Corp.	2,692	247
LSC Communications, Inc.	8,837	146
Lydall, Inc.*	4,365	250
Marten Transport, Ltd.	9,797	201
Matson, Inc.	10,920	308
Matthews International Corp. - Class A	8,152	507
Mercury Systems, Inc.*	12,184	632
Mobile Mini, Inc.	11,192	386
Moog, Inc. - Class A*	8,180	682
Mueller Industries, Inc.	14,595	510
Multi-Color Corp.	3,497	287
MYR Group, Inc.*	4,177	122
National Presto Industries, Inc.	1,270	135
Navigant Consulting, Inc.*	11,835	200
On Assignment, Inc.*	12,571	675
Orion Group Holdings, Inc.*	7,143	47
Patrick Industries, Inc.*	4,032	339
PGT Innovations, Inc.*	12,563	188
Powell Industries, Inc.	2,200	66
Proto Labs, Inc.*	6,268	503
Quanex Building Products Corp.	8,723	200
Raven Industries, Inc.	9,144	296
Resources Connection, Inc.	7,111	99
Roadrunner Transportation Systems, Inc.*	7,960	76
RR Donnelley & Sons Co.	17,731	183
Saia, Inc.*	6,446	404
Simpson Manufacturing Co., Inc.	10,656	523
SkyWest, Inc.	13,130	576
SPX Corp.*	10,736	315
SPX Flow, Inc.*	10,712	413
Standex International Corp.	3,235	344
Team, Inc.*	7,557	101
Tennant Co.	4,514	299
Tetra Tech, Inc.	14,322	667
Titan International, Inc.	12,550	127
Trex Co., Inc.*	7,448	671
Triumph Group, Inc.	12,568	374
TrueBlue, Inc.*	10,638	239
UniFirst Corp.	3,906	592
Universal Forest Products, Inc.	5,172	508
US Ecology, Inc.	5,529	297
Veritiv Corp.*	2,821	92
Viad Corp.	5,169	315

Common Stocks (91.2%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Vicor Corp.*	4,109	97
Wabash National Corp.	14,946	341
WageWorks, Inc.*	10,055	610
Watts Water Technologies, Inc. - Class A	7,043	487

Total		36,066

Information Technology (14.0%)
8x8, Inc.*	23,257	314
ADTRAN, Inc.	12,106	291
Advanced Energy Industries, Inc.*	10,116	817
Agilysys, Inc.*	3,910	47
Anixter International, Inc.*	7,324	623
Applied Optoelectronics, Inc.*	4,889	316
Badger Meter, Inc.	7,374	361
Barracuda Networks, Inc.*	10,195	247
Bel Fuse, Inc. - Class B	2,499	78
Benchmark Electronics, Inc.*	12,644	432
Black Box Corp.	3,834	13
Blucora, Inc.*	11,379	288
Bottomline Technologies, Inc.*	9,155	291
Brooks Automation, Inc.	17,668	536
Cabot Microelectronics Corp.	6,409	512
CACI International, Inc. - Class A*	6,195	863
CalAmp Corp.*	8,965	208
Cardtronics PLC*	11,563	266
CEVA, Inc.*	5,563	238
Cohu, Inc.	7,081	169
Comtech Telecommunications Corp.	5,969	123
Control4 Corp.*	4,910	145
Cray, Inc.*	10,224	199
CSG Systems International, Inc.	8,506	341
CTS Corp.	8,320	201
Daktronics, Inc.	9,871	104
DHI Group, Inc.*	12,001	31
Digi International, Inc.*	6,722	71
Diodes, Inc.*	9,694	290
DSP Group, Inc.*	5,635	73
Ebix, Inc.	5,576	364
Electro Scientific Industries, Inc.*	8,392	117
Electronics for Imaging, Inc.*	11,769	502
ePlus, Inc.*	3,588	332
Exlservice Holdings, Inc.*	8,529	497
Fabrinet*	9,463	351
FARO Technologies, Inc.*	4,232	162
Forrester Research, Inc.	2,470	103

Common Stocks (91.2%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Gerber Scientific, Inc.*	2,359	-
Gigamon, Inc.*	9,477	400
Harmonic, Inc.*	20,583	63
II-VI, Inc.*	14,103	580
Insight Enterprises, Inc.*	9,063	416
Itron, Inc.*	8,625	668
KEMET Corp.*	12,330	261
Kopin Corp.*	15,418	64
Kulicke and Soffa Industries, Inc.*	18,007	388
Liquidity Services, Inc.*	6,463	38
LivePerson, Inc.*	13,724	186
Lumentum Holdings, Inc.*	15,570	846
ManTech International Corp. - Class A	6,508	287
MaxLinear, Inc. - Class A*	15,336	364
Methode Electronics, Inc. - Class A	9,323	395
MicroStrategy, Inc. - Class A*	2,384	305
MKS Instruments, Inc.	13,746	1,298
Monotype Imaging Holdings, Inc.	10,566	203
MTS Systems Corp.	4,294	230
Nanometrics, Inc.*	6,457	186
NETGEAR, Inc.*	8,004	381
NIC, Inc.	16,783	288
Oclaro, Inc.*	42,716	369
OSI Systems, Inc.*	4,447	406
Park Electrochemical Corp.	4,817	89
Perficient, Inc.*	8,894	175
Plexus Corp.*	8,510	477
Power Integrations, Inc.	7,537	552
Progress Software Corp.	12,230	467
Qualys, Inc.*	7,983	414
QuinStreet, Inc.*	8,972	66
Rambus, Inc.*	27,676	370
Rogers Corp.*	4,603	614
Rudolph Technologies, Inc.*	7,988	210
Sanmina Corp.*	19,089	709
ScanSource, Inc.*	6,441	281
Semtech Corp.*	16,766	630
Shutterstock, Inc.*	4,648	155
SolarEdge Technologies, Inc.*	8,953	256
SPS Commerce, Inc.*	4,362	247
Stamps.com, Inc.*	3,983	807
Super Micro Computer, Inc.*	9,619	213
Sykes Enterprises, Inc.*	10,130	295
Synchronoss Technologies, Inc.*	10,805	101
TeleTech Holdings, Inc.	3,599	150
TiVo Corp.	30,880	613

Index 600 Stock Portfolio

Common Stocks (91.2%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
TTM Technologies, Inc.*	23,207	357
VASCO Data Security International, Inc.*	7,630	92
Veeco Instruments, Inc.*	12,263	262
Viavi Solutions, Inc.*	57,630	545
Virtusa Corp.*	6,894	260
XO Group, Inc.*	6,116	120
Xperi Corp.	12,541	317

Total		29,382

Materials (4.8%)
A. Schulman, Inc.	7,453	254
AdvanSix, Inc.*	7,708	306
AK Steel Holding Corp.*	79,725	446
American Vanguard Corp.	6,638	152
Balchem Corp.	8,094	658
Boise Cascade Co.*	9,760	341
Calgon Carbon Corp.	12,865	275
Century Aluminum Co.*	12,605	209
Clearwater Paper Corp.*	4,162	205
Deltic Timber Corp.	2,747	243
Flotek Industries, Inc.*	14,521	67
FutureFuel Corp.	6,427	101
H.B. Fuller Co.	12,799	743
Hawkins, Inc.	2,404	98
Haynes International, Inc.	3,168	114
Ingevity Corp.*	10,663	666
Innophos Holdings, Inc.	4,945	243
Innospec, Inc.	6,113	377
Kaiser Aluminum Corp.	4,285	442
KapStone Paper & Packaging Corp.	22,094	475
Koppers Holdings, Inc.*	5,254	242
Kraton Corp.*	7,890	319
LSB Industries, Inc.*	5,108	41
Materion Corp.	5,075	219
Myers Industries, Inc.	5,517	116
Neenah Paper, Inc.	4,256	364
Olympic Steel, Inc.	2,306	51
P.H. Glatfelter	11,038	215
Quaker Chemical Corp.	3,371	499
Rayonier Advanced Materials, Inc.	10,958	150
Schweitzer-Mauduit International, Inc.	7,777	322
Stepan Co.	5,008	419
SunCoke Energy, Inc.*	16,287	149
TimkenSteel Corp.*	9,890	163
Tredegar Corp.	6,442	116
US Concrete, Inc.*	3,810	291

Total		10,091

Real Estate (5.6%)
Acadia Realty Trust	21,188	606
Agree Realty Corp.	7,253	356
American Assets Trust, Inc.	10,500	418

Common Stocks (91.2%)	Shares/ $ Par	Value $ (000’s)

Real Estate continued
Armada Hoffler Properties, Inc.	11,375	157
CareTrust REIT, Inc.	19,223	366
CBL & Associates Properties, Inc.	43,333	364
Cedar Realty Trust, Inc.	19,824	111
Chatham Lodging Trust	9,937	212
Chesapeake Lodging Trust	15,220	410
DiamondRock Hospitality Co.	50,730	555
EastGroup Properties, Inc.	8,689	766
Forestar Group, Inc.* (l)	10,621	183
Four Corners Property Trust, Inc.	15,498	386
Franklin Street Properties Corp.	27,158	288
Getty Realty Corp.	8,284	237
Government Properties Income Trust	24,363	457
Hersha Hospitality Trust	9,959	186
HFF, Inc. - Class A	9,281	367
Independence Realty Trust, Inc.	20,700	211
Kite Realty Group Trust	21,171	429
Lexington Realty Trust	54,847	561
LTC Properties, Inc.	10,020	471
National Storage Affiliates Trust	11,209	272
Parkway, Inc.	10,970	253
Pennsylvania Real Estate Investment Trust	17,685	186
PS Business Parks, Inc.	5,032	672
Ramco-Gershenson Properties Trust	20,100	261
RE/MAX Holdings, Inc.	4,482	285
Retail Opportunity Investments Corp.	27,791	528
Saul Centers, Inc.	3,037	188
Summit Hotel Properties, Inc.	26,398	422
Universal Health Realty Income Trust	3,166	239
Urstadt Biddle Properties, Inc. - Class A	7,530	163
Whitestone REIT	9,757	127

Total		11,693

Telecommunication Services (1.1%)
ATN International, Inc.	2,791	147
Cincinnati Bell, Inc.*	10,681	212
Cogent Communications Holdings, Inc.	10,471	512
Consolidated Communications Holdings, Inc.	16,326	311

Common Stocks (91.2%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued
General Communication, Inc. - Class A*	6,696	273
Iridium Communications, Inc.*	21,026	217
Lumos Networks Corp.*	6,064	109
Spok Holdings, Inc.	5,060	78
Vonage Holdings Corp.*	52,397	426

Total		2,285

Utilities (2.6%)
ALLETE, Inc.	12,881	996
American States Water Co.	9,281	457
Avista Corp.	16,313	845
California Water Service Group	12,150	464
El Paso Electric Co.	10,281	568
Northwest Natural Gas Co.	7,259	467
South Jersey Industries, Inc.	20,129	695
Spire, Inc.	12,222	912

Total		5,404

Total Common Stocks
(Cost: $152,060)		191,209

Investment Companies (2.3%)

Investment Companies (2.3%)
iShares Core S&P Small-Cap ETF	65,786	4,882

Total		4,882

Total Investment Companies
(Cost: $4,612)		4,882

Short-Term Investments (6.1%)

Commercial Paper (4.7%)
Apple, Inc., 0.000%, 11/1/17 144A	1,000,000	999
Bank of America NA, 1.4%, 1/8/18	1,000,000	1,000
General Mills, Inc., 0.000%, 10/16/17 144A	1,000,000	999
Kellogg Company, 0.000%, 10/4/17 144A	1,000,000	1,000
Microsoft Corp., 0.000%, 10/10/17 144A	1,000,000	1,000
Pfizer, Inc., 0.000%, 10/10/17 144A	500,000	500
Pfizer, Inc., 0.000%, 11/7/17 144A	500,000	499
Roche Holdings, Inc., 0.000%, 10/18/17 144A	1,000,000	999
Societe Generale SA, 0.000%, 12/4/17	1,000,000	998
Wal-Mart Stores, Inc., 0.000%, 10/30/17 144A	1,000,000	999

Index 600 Stock Portfolio

Short-Term Investments (6.1%)	Shares/ $ Par	Value $ (000’s)

Commercial Paper continued
The Walt Disney Co., 0.000%, 12/11/17 144A	1,000,000	998

Total		9,991

Money Market Funds (0.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.92%#	1,787,928	1,788

Short-Term Investments (6.1%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds continued
Total		1,788

US Government & Agencies (0.5%)
Federal Home Loan Bank, 0.000%, 11/6/17(k)	1,000,000	999

Total		999

Short-Term Investments (6.1%)	Shares/ $ Par	Value $ (000’s)

Total Short-Term Investments
(Cost: $12,778)		12,778

Total Investments (99.6%)
(Cost: $169,450)(a)		208,869

Other Assets, Less
Liabilities (0.4%)		839

Net Assets (100.0%)		209,708

*	Non-Income Producing

#	7 day yield as of September 30, 2017.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the value of these securities (in thousands) was $7,993 representing 3.8% of the net assets.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $169,450 and the net unrealized appreciation of investments based on that cost was $39,419 which is comprised of $49,252 aggregate gross unrealized appreciation and $9,833 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on September 30, 2017.

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
S&P SmallCap 600 Index	JP Morgan Chase Bank NA	1-Month USD LIBOR +22 Basis Points (Bps)	S&P SmallCap 600 Index	5/18	12,095	$831	$831

(k)	Cash or securities with an aggregate value of $999 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on September 30, 2017.

(l)	This security is being valued using significant unobservable inputs.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

Index 600 Stock Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

		Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Real Estate	$11,510	$-	$183
All Others	179,516	-	-
Investment Companies	4,882	-	-
Short-Term Investments	1,788	10,990	-
Other Financial Instruments^
Total Return Swaps	-	831	-
Total Assets:	$197,696	$11,821	$183

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value

For the period ended September 30, 2017, there were transfers from Level 1 to Level 3 in the amount of $183 (in thousands). These transfers were the result of trading halted for a security.

Small Cap Value Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (10.3%)
Aaron’s, Inc.	154,800	6,754
American Public Education, Inc.*	97,800	2,059
Cable One, Inc.	5,400	3,899
Capella Education Co.	57,500	4,034
Cavco Industries, Inc.*	33,800	4,987
Crocs, Inc.*	122,600	1,189
CSS Industries, Inc.	81,000	2,334
Culp, Inc.	90,400	2,960
Dorman Products, Inc.*	68,300	4,892
Ethan Allen Interiors, Inc.	30,700	995
Express, Inc.*	178,500	1,207
ILG, Inc.	126,100	3,371
LCI Industries	53,100	6,152
Lumber Liquidators Holdings, Inc.*	150,300	5,859
Party City Holdco, Inc.*	168,361	2,281
Pool Corp.	43,000	4,651
Red Robin Gourmet Burgers, Inc.*	39,800	2,667
Scholastic Corp.	48,100	1,789
Sportsman’s Warehouse Holdings, Inc.*	159,768	720
Steven Madden, Ltd.*	96,300	4,170

Total		66,970

Consumer Staples (3.9%)
Energizer Holdings, Inc.	68,300	3,145
Nomad Foods, Ltd.*	411,600	5,997
Pinnacle Foods, Inc.	51,800	2,961
Post Holdings, Inc.*	39,200	3,460
PriceSmart, Inc.	43,022	3,840
The Simply Good Foods Co.*	130,700	1,531
SpartanNash Co.	106,200	2,800
Vector Group, Ltd.	84,155	1,723

Total		25,457

Energy (4.9%)
Andeavor Logistics LP	39,529	4,077
Centennial Resource Development, Inc.*	221,700	3,984
Frank’s International NV*	275,400	2,126
Jagged Peak Energy, Inc.*	102,800	1,404
Keane Group, Inc.*	83,820	1,398
Matador Resources Co.*	201,300	5,465
Oceaneering International, Inc.	95,000	2,496
Parsley Energy, Inc. - Class A*	106,400	2,803
Ranger Energy Services, Inc.*	65,300	960
Tesco Corp.*	376,000	2,049

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Energy continued
TETRA Technologies, Inc.*	562,900	1,610
WPX Energy, Inc.*	333,300	3,833

Total		32,205

Financials (30.2%)
Assured Guaranty, Ltd.	92,500	3,492
Atlantic Capital Bancshares, Inc.*	104,056	1,889
BankUnited, Inc.	202,500	7,203
Beneficial Bancorp, Inc.	252,339	4,189
CBOE Holdings, Inc.	48,288	5,197
CoBiz Financial, Inc.	238,100	4,676
Columbia Banking System, Inc.	169,900	7,155
East West Bancorp, Inc.	183,698	10,982
Employers Holdings, Inc.	86,300	3,922
First Hawaiian, Inc.	78,285	2,371
Glacier Bancorp, Inc.	159,400	6,019
Green Dot Corp. - Class A*	133,000	6,594
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	178,700	4,355
Hercules Capital, Inc.	290,300	3,745
Heritage Financial Corp. of Washington	66,900	1,974
Home BancShares, Inc.	475,400	11,990
Hope Bancorp, Inc.	212,800	3,769
Houlihan Lokey, Inc.	65,775	2,574
Howard Bancorp, Inc.*	72,968	1,525
Janus Henderson Group, PLC.*	84,152	2,932
Kinsale Capital Group, Inc.	57,224	2,470
Live Oak Bancshares, Inc.	83,826	1,966
Main Street Capital Corp.	64,400	2,560
Meridian Bancorp, Inc.	147,500	2,751
National Bank Holding Corp. - Class A	161,900	5,778
Park Sterling Corp.	151,300	1,879
PCSB Financial Corp.*	89,094	1,680
Pinnacle Financial Partners, Inc.	44,200	2,959
Popular, Inc.	144,500	5,193
ProAssurance Corp.	115,300	6,301
Prosperity Bancshares, Inc.	105,300	6,921
Radian Group, Inc.	291,900	5,456
Redwood Trust, Inc.	139,400	2,271
Safeguard Scientifics, Inc.*	100,400	1,340
Safety Insurance Group, Inc.	31,500	2,404

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Financials continued
State Auto Financial Corp.	93,800	2,460
Stifel Financial Corp.	42,800	2,288
SVB Financial Group*	38,200	7,147
Synovus Financial Corp.	58,400	2,690
Texas Capital Bancshares, Inc.*	61,900	5,311
Towne Bank	200,700	6,723
TPG Specialty Lending, Inc.	120,100	2,517
United Financial Bancorp, Inc.	247,700	4,530
Webster Financial Corp.	94,633	4,973
Wintrust Financial Corp.	69,000	5,403
WSFS Financial Corp.	84,200	4,105

Total		196,629

Health Care (7.8%)
Analogic Corp.	30,100	2,521
Atrion Corp.	12,270	8,245
The Ensign Group, Inc.	122,200	2,761
Haemonetics Corp.*	92,010	4,128
Halyard Health, Inc.*	128,140	5,770
Molina Healthcare, Inc.*	33,400	2,297
Puma Biotechnology, Inc.*	22,700	2,718
Quidel Corp.*	145,600	6,386
Select Medical Holdings Corp.*	176,700	3,393
WellCare Health Plans, Inc.*	27,600	4,740
West Pharmaceutical Services, Inc.	80,300	7,730

Total		50,689

Industrials (12.9%)
Aegion Corp.*	187,200	4,358
Beacon Roofing Supply, Inc.*	98,400	5,043
Blue Bird Corp.*	95,400	1,965
Brady Corp. - Class A	76,600	2,907
CIRCOR International, Inc.	62,300	3,391
Colfax Corp.*	66,900	2,786
ESCO Technologies, Inc.	101,400	6,079
FTI Consulting, Inc.*	71,000	2,519
Genesee & Wyoming, Inc. - Class A*	59,100	4,374
Hillenbrand, Inc.	59,390	2,307
Kaman Corp.	40,000	2,231
Kirby Corp.*	35,300	2,328
Landstar System, Inc.	111,200	11,081
Matthews International Corp. - Class A	33,400	2,079
McGrath RentCorp	90,508	3,960

Small Cap Value Portfolio

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
MSA Safety, Inc.	33,000	2,624
Navigant Consulting, Inc.*	179,600	3,039
RBC Bearings, Inc.*	34,500	4,318
Sun Hydraulics Corp.	68,100	3,678
Thermon Group Holdings, Inc.*	93,900	1,689
Triumph Group, Inc.	177,050	5,267
Universal Forest Products, Inc.	38,000	3,730
Universal Logistics Holdings, Inc.	115,080	2,353

Total		84,106

Information Technology (8.3%)
Advanced Energy Industries, Inc.*	14,600	1,179
Badger Meter, Inc.	77,100	3,778
Belden, Inc.	112,400	9,052
Brooks Automation, Inc.	99,400	3,018
Cabot Microelectronics Corp.	37,700	3,013
Callidus Software, Inc.*	142,600	3,515
CSRA, Inc.	116,200	3,750
Harmonic, Inc.*	576,000	1,757
Knowles Corp.*	271,900	4,152
Littelfuse, Inc.	55,000	10,773
Methode Electronics, Inc. - Class A	77,500	3,282
Rudolph Technologies, Inc.*	75,400	1,983
SYNNEX Corp.	41,400	5,237

Total		54,489

Materials (4.9%)
American Vanguard Corp.	121,900	2,792
Carpenter Technology Corp.	106,000	5,091
Clearwater Paper Corp.*	80,200	3,950
Innospec, Inc.	29,295	1,806

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Materials continued
KMG Chemicals, Inc.	92,300	5,065
Minerals Technologies, Inc.	55,700	3,935
Myers Industries, Inc.	258,200	5,409
New Gold, Inc.*	372,900	1,384
Reliance Steel & Aluminum Co.	33,100	2,521

Total		31,953

Real Estate (8.8%)
Acadia Realty Trust	135,300	3,872
American Assets Trust, Inc.	34,500	1,372
American Campus Communities, Inc.	55,900	2,468
Cedar Realty Trust, Inc.	917,100	5,154
Douglas Emmett, Inc.	83,500	3,292
EastGroup Properties, Inc.	60,300	5,314
First Potomac Realty Trust	355,560	3,961
Healthcare Realty Trust, Inc.	85,100	2,752
JBG Smith Properties*	103,386	3,537
Kilroy Realty Corp.	51,300	3,648
Potlatch Corp.	91,300	4,656
PS Business Parks, Inc.	35,200	4,699
Retail Opportunity Investments Corp.	104,900	1,994
Saul Centers, Inc.	65,700	4,068
Sunstone Hotel Investors, Inc.	146,700	2,358
Washington Real Estate Investment Trust	123,300	4,039

Total		57,184

Utilities (6.3%)
Atmos Energy Corp.	43,000	3,605
California Water Service Group	67,000	2,556
Chesapeake Utilities Corp.	81,200	6,354
Connecticut Water Co.	3,944	234

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
El Paso Electric Co.	65,100	3,597
MGE Energy, Inc.	7,700	497
NorthWestern Corp.	85,100	4,846
NRG Energy, Inc.	41,700	1,067
ONE Gas, Inc.	99,100	7,298
PNM Resources, Inc.	189,900	7,653
Portland General Electric Co.	76,600	3,496

Total		41,203

Total Common Stocks
(Cost: $423,249)		640,885

Warrants (0.0%)

Consumer Staples (0.0%)
The Simply Good Foods Co.*	31,700	67

Total		67

Total Warrants
(Cost: $61)		67

Short-Term Investments (1.7%)

Money Market Funds (1.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.92%#	10,774,532	10,775

Total		10,775

Total Short-Term Investments
(Cost: $10,775)		10,775

Total Investments (100.0%)
(Cost: $434,085)(a)		651,727

Other Assets, Less
Liabilities (0.0%)		28

Net Assets (100.0%)		651,755

*	Non-Income Producing

#	7 day yield as of September 30, 2017.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $434,085 and the net unrealized appreciation of investments based on that cost was $217,642 which is comprised of $228,941 aggregate gross unrealized appreciation and $11,299 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Small Cap Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$640,885	$-	$-
Warrants	67	-	-
Short-Term Investments	10,775	-	-
Total Assets:	$651,727	$-	$-

International Growth Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (10.1%)
Autoliv, Inc.	United States	57,600	7,119
Denso Corp.	Japan	125,700	6,360
Industria de Diseno Textil SA	Spain	244,001	9,195
Informa PLC	United Kingdom	700,336	6,307
InterContinental Hotels Group PLC, ADR	United Kingdom	194,089	10,265
Mohawk Industries, Inc.*	United States	26,000	6,435
Naspers, Ltd.	South Africa	17,916	9
Naspers, Ltd. - Class N	South Africa	51,800	11,172
USS Co., Ltd.	Japan	463,000	9,340

Total			66,202

Consumer Staples (17.7%)
Alimentation Couche-Tard, Inc.	Canada	59,000	2,691
Anheuser-Busch InBev SA/NV	Belgium	185,300	22,185
BGF retail Co., Ltd.	South Korea	59,534	4,314
British American Tobacco PLC	United Kingdom	217,600	13,623
Clicks Group, Ltd.	South Africa	313,119	3,655
Essity AB*	Sweden	118,800	3,232
Fomento Economico Mexicano SAB de CV, ADR	Mexico	32,500	3,105
Molson Coors Brewing Co.	United States	36,900	3,012
Nestle SA	Switzerland	403,324	33,779
Philip Morris International, Inc.	United States	88,500	9,824
PriceSmart, Inc.	United States	27,600	2,463
Reckitt Benckiser Group PLC	United Kingdom	163,933	14,966

Total			116,849

Energy (0.7%)
Pason Systems, Inc.	Canada	91,400	1,376
PrairieSky Royalty, Ltd.	Canada	64,400	1,648
Tupras Turkiye Petrol Rafinerileri AS	Turkey	47,000	1,604

Total			4,628

Financials (11.0%)
AIA Group, Ltd.	Hong Kong	1,987,488	14,655
Azimut Holding SpA	Italy	74,800	1,618
Berkshire Hathaway, Inc. - Class B*	United States	44,800	8,213
Housing Development Finance Corp., Ltd.	India	257,712	6,826
Itau Unibanco Holding SA	Brazil	53,500	649
Jyske Bank A/S	Denmark	63,200	3,647
KBC Group NV	Belgium	57,782	4,896
Moody’s Corp.	United States	29,600	4,121
MSCI, Inc.	United States	46,200	5,401
Prudential PLC	United Kingdom	481,890	11,536
S&P Global, Inc.	United States	36,800	5,752
Svenska Handelsbanken AB	Sweden	355,500	5,364

Total			72,678

Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)

Health Care (12.5%)
Astellas Pharma, Inc.	Japan	310,000	3,944
Bayer AG	Germany	106,705	14,541
China Biologic Products Holding*	China	22,700	2,094
CSL, Ltd.	Australia	185,866	19,530
Essilor International SA	France	42,449	5,255
Hoya Corp.	Japan	137,800	7,440
Novo Nordisk A/S, ADR	Denmark	112,499	5,417
Olympus Corp.	Japan	113,200	3,833
ResMed, Inc.	United States	68,800	5,295
Roche Holding AG	Switzerland	59,496	15,188

Total			82,537

Industrials (14.8%)
ANDRITZ AG	Austria	137,054	7,922
Assa Abloy AB	Sweden	616,200	14,072
Atlas Copco AB	Sweden	235,200	9,960
Auckland International Airport, Ltd.	New Zealand	439,920	2,046
BAE Systems PLC	United Kingdom	690,700	5,845
East Japan Railway Co.	Japan	68,700	6,340
Edenred	France	42,200	1,147
Elis SA	France	112,825	3,036
Fagerhult AB	Sweden	357,600	5,115
Howden Joinery Group PLC	United Kingdom	272,700	1,575
Interpump Group SpA	Italy	177,700	5,528
Komatsu, Ltd.	Japan	213,900	6,085
MISUMI Group, Inc.	Japan	265,100	6,980
OSG Corp.	Japan	157,000	3,572
Prosegur Cia de Seguridad SA	Spain	460,900	3,448
Schindler Holding AG	Switzerland	31,965	7,026
SHO-BOND Holdings Co., Ltd.	Japan	60,400	3,441
Transurban Group	Australia	491,290	4,578

Total			97,716

Information Technology (21.1%)
58.com, Inc., ADR*	Cayman Islands	48,200	3,043
Alibaba Group Holding, Ltd., ADR*	China	48,579	8,390
Alphabet, Inc. - Class A*	United States	11,000	10,711
Amadeus IT Group SA	Spain	165,200	10,737
ASML Holding NV	Netherlands	99,300	16,906
Keyence Corp.	Japan	33,400	17,735
Mastercard, Inc. - Class A	United States	105,200	14,854
NAVER Corp.	South Korea	3,678	2,392
Nintendo Co., Ltd.	Japan	9,300	3,435
Playtech PLC	Isle Of Man	293,875	3,617
Rightmove PLC	United Kingdom	28,400	1,539
SAP SE	Germany	180,855	19,813
Spectris PLC	United Kingdom	63,400	2,048
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	908,000	6,483

International Growth Portfolio

Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Visa, Inc. - Class A	United States	164,025	17,262

Total			138,965

Materials (6.3%)
CRH PLC, ADR	Ireland	342,600	12,971
Elementis PLC	United Kingdom	414,800	1,506
Franco-Nevada Corp.	Canada	45,200	3,502
James Hardie Industries PLC	Ireland	580,538	8,069
Martin Marietta Materials, Inc.	United States	28,400	5,857
The Sherwin-Williams Co.	United States	20,000	7,161
Svenska Cellulosa AB SCA	Sweden	118,800	1,006
Tikkurila Oyj	Finland	84,300	1,535

Total			41,607

Real Estate (2.3%)
Azrieli Group, Ltd.	Israel	32,500	1,805
BUWOG AG*	Austria	124,923	3,744
Hispania Activos Inmobiliarios SOCIMI SA	Spain	116,660	2,103
Merlin Properties Socimi SA	Spain	131,200	1,817
Mitsui Fudosan Co., Ltd.	Japan	188,100	4,079
Shaftesbury PLC	United Kingdom	120,200	1,636

Total			15,184

Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (0.6%)
Safaricom, Ltd.	Kenya	15,274,100	3,702

Total			3,702

Total Common Stocks
(Cost: $530,429)			640,068

Preferred Stocks (0.4%)

Financials (0.4%)
Itau Unibanco Holding SA	Brazil	214,400	2,935

Total			2,935

Total Preferred Stocks
(Cost: $2,746)			2,935

Short-Term Investments (2.1%)

Money Market Funds (2.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.920%#	United States	13,637,125	13,637

Total			13,637

Total Short-Term Investments
(Cost: $13,637)			13,637

Total Investments (99.6%)
(Cost: $546,812)(a)			656,640

Other Assets, Less
Liabilities (0.4%)			2,912

Net Assets (100.0%)			659,552

*	Non-Income Producing

#	7 day yield as of September 30, 2017.

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $546,812 and the net unrealized appreciation of investments based on that cost was $109,828 which is comprised of $116,917 aggregate gross unrealized appreciation and $7,089 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United States	19.3%
Japan	12.5%
United Kingdom	10.7%
Switzerland	8.5%
Sweden	5.9%
Germany	5.2%
Other	37.5%
Total	99.6%

International Growth Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$2,935	$-	$-
Common Stocks	640,068	-	-
Short-Term Investments	13,637	-	-
Total Assets:	$656,640	$-	$-

Research International Core Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Common Stocks (99.2%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (8.8%)
Ctrip.com International, Ltd.*	Cayman Islands	36,080	1,903
Dollarama, Inc.	Canada	30,496	3,337
Esprit Holdings, Ltd.*	Bermuda	1,269,100	708
GKN PLC	United Kingdom	1,446,853	6,708
JD.com, Inc., ADR*	Cayman Islands	71,436	2,729
Koito Manufacturing Co., Ltd.	Japan	100,000	6,274
LVMH Moet Hennessy Louis Vuitton SE	France	29,485	8,135
Paddy Power Betfair PLC	Ireland	30,988	3,077
Ryohin Keikaku Co., Ltd.	Japan	9,100	2,681
Techtronic Industries Co., Ltd.	Hong Kong	1,053,000	5,621
USS Co., Ltd.	Japan	362,500	7,313
WPP PLC	Jersey	304,797	5,657

Total			54,143

Consumer Staples (11.0%)
Ambev SA, ADR	Brazil	479,357	3,159
Clicks Group, Ltd.	South Africa	139,412	1,627
Danone SA	France	132,249	10,374
Japan Tobacco, Inc.	Japan	230,800	7,565
L’Oreal SA	France	37,561	7,986
Nestle SA	Switzerland	244,058	20,440
Reckitt Benckiser Group PLC	United Kingdom	109,722	10,017
Sundrug Co., Ltd.	Japan	144,500	5,984

Total			67,152

Energy (5.6%)
BP PLC	United Kingdom	1,353,641	8,658
Cairn Energy PLC*	United Kingdom	796,806	2,045
Caltex Australia, Ltd.	Australia	125,421	3,158
Enbridge, Inc.	Canada	100,170	4,184
Eni SPA	Italy	323,955	5,360
Galp Energia SGPS SA	Portugal	272,851	4,836
Oil Search, Ltd.	Papua New Guinea	569,232	3,125
Schlumberger, Ltd.	Curaçao	42,182	2,943

Total			34,309

Financials (20.8%)
AEON Financial Service Co., Ltd.	Japan	333,000	6,957
AIA Group, Ltd.	Hong Kong	1,646,600	12,142
Allied Irish Banks PLC	Ireland	823,469	4,949
AMP, Ltd.	Australia	1,076,887	4,080
Aon PLC	United Kingdom	43,313	6,328
Barclays PLC	United Kingdom	2,256,396	5,846
BNP Paribas SA	France	126,653	10,217
Cerved Information Solutions SPA	Italy	149,670	1,769
DNB ASA	Norway	312,688	6,301
Erste Group Bank AG*	Austria	113,106	4,885
HDFC Bank, Ltd.	India	170,747	4,705
Hiscox, Ltd.	Bermuda	323,170	5,543
Intesa Sanpaolo SPA	Italy	2,175,439	7,693

Common Stocks (99.2%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
Julius Baer Group, Ltd.*	Switzerland	104,932	6,209
Jyske Bank A/S	Denmark	67,390	3,889
KBC Group NV	Belgium	70,136	5,944
Sumitomo Mitsui Financial Group, Inc.	Japan	167,100	6,415
Swiss Re AG	Switzerland	47,637	4,314
UBS Group AG*	Switzerland	676,553	11,563
Zurich Insurance Group AG	Switzerland	25,016	7,631

Total			127,380

Health Care (10.1%)
Bayer AG	Germany	128,679	17,535
Novo Nordisk A/S	Denmark	220,953	10,563
Roche Holding AG	Switzerland	68,696	17,537
Santen Pharmaceutical Co., Ltd.	Japan	551,300	8,687
Shionogi & Co., Ltd.	Japan	24,900	1,361
Terumo Corp.	Japan	157,300	6,186

Total			61,869

Industrials (13.2%)
Aena SA	Spain	10,160	1,834
Brambles, Ltd.	Australia	914,951	6,459
Daikin Industries, Ltd.	Japan	77,600	7,858
GEA Group AG	Germany	145,831	6,634
Kubota Corp.	Japan	489,100	8,891
Legrand SA	France	60,118	4,340
Malaysia Airports Holdings Bhd	Malaysia	925,000	1,862
RELX NV	Netherlands	397,543	8,462
Ritchie Bros Auctioneers, Inc.	Canada	88,047	2,784
Schindler Holding AG	Switzerland	29,194	6,449
Schneider Electric SE*	France	150,087	13,061
TOTO, Ltd.	Japan	167,700	7,064
Yamato Holdings Co., Ltd.	Japan	243,900	4,924

Total			80,622

Information Technology (11.0%)
Alibaba Group Holding, Ltd., ADR*	Cayman Islands	24,215	4,182
Amadeus IT Group SA	Spain	90,996	5,914
Broadcom, Ltd.	Singapore	14,488	3,514
Check Point Software Technologies, Ltd.*	Israel	37,706	4,299
Cognizant Technology Solutions Corp. - Class A	United States	125,643	9,114
EPAM Systems, Inc.*	United States	47,491	4,176
Just Eat PLC*	United Kingdom	344,682	3,088
Mastercard, Inc. - Class A	United States	56,026	7,911
Mellanox Technologies, Ltd.*	Israel	72,079	3,398
NAVER Corp.	South Korea	6,631	4,313
Nomura Research Institute, Ltd.	Japan	96,600	3,769
Samsung Electronics Co., Ltd.	South Korea	1,515	3,391
Scout24 AG	Germany	16,010	655

Research International Core Portfolio

Common Stocks (99.2%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	883,189	6,306
Telefonaktiebolaget LM Ericsson - Class B	Sweden	597,039	3,428

Total			67,458

Materials (8.7%)
Akzo Nobel NV	Netherlands	111,754	10,318
Croda Internationa l PLC	United Kingdom	133,180	6,769
Linde AG	Germany	51,769	10,796
Nippon Paint Holdings Co., Ltd.	Japan	95,000	3,229
Orica, Ltd.	Australia	204,181	3,167
Rio Tinto PLC	United Kingdom	163,233	7,597
Sika AG	Switzerland	877	6,525
Symrise AG	Germany	67,857	5,155

Total			53,556

Real Estate (2.9%)
Grand City Properties SA	Luxembourg	285,194	6,017
LEG Immobilien AG	Germany	87,280	8,829
Mitsui Fudosan Co., Ltd.	Japan	138,600	3,005

Total			17,851

Telecommunication Services (4.3%)
Advanced Info Service PCL	Thailand	684,200	3,918
Cellnex Telecom SA	Spain	215,368	4,928
Com Hem Holding AB	Sweden	162,180	2,318
KDDI Corp.	Japan	308,100	8,124

Common Stocks (99.2%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued
SoftBank Group Corp.	Japan	85,100	6,870

Total			26,158

Utilities (2.8%)
APA Group	Australia	414,498	2,715
China Resources Gas Group, Ltd.	Hong Kong	938,000	3,266
CLP Holdings, Ltd.	Hong Kong	429,500	4,401
Enel SPA	Italy	1,148,340	6,915

Total			17,297

Total Common Stocks
(Cost: $515,205)			607,795

Short-Term Investments (1.2%)

Money Market Funds (0.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.920%#	United States	1,728,164	1,728

Total			1,728

US Government & Agencies (0.9%)
Federal Home Loan Bank, 0.000%, 10/2/17	United States	5,402,000	5,402

Total			5,402

Total Short-Term Investments
(Cost: $7,130)			7,130

Total Investments (100.4%)
(Cost: $522,335)(a)			614,925

Other Assets, Less
Liabilities (-0.4%)			(2,485)

Net Assets (100.0%)			612,440

*	Non-Income Producing

#	7 day yield as of September 30, 2017.

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $522,335 and the net unrealized appreciation of investments based on that cost was $92,590 which is comprised of $102,768 aggregate gross unrealized appreciation and $10,178 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	18.5%
Switzerland	13.2%
United Kingdom	9.3%
France	8.8%
Germany	8.1%
Other	42.5%
Total	100.4%

Research International Core Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Telecommunication Services	$22,240	$3,918	$-
All Others	581,637	-	-
Short-Term Investments	1,728	5,402	-
Total Assets:	$605,605	$9,320	$-

International Equity Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (6.9%)
Cie Generale des Etablissements Michelin	France	131,608	19,210
Haier Electronics Group Co., Ltd.*	Bermuda	6,307,650	15,374
Hyundai Mobis Co., Ltd.	South Korea	20,390	4,273
Kingfisher PLC	United Kingdom	5,779,010	23,115
Panasonic Corp.	Japan	1,075,080	15,578
Ryohin Keikaku Co., Ltd.	Japan	75,300	22,184
SES SA	Luxembourg	803,650	17,581
Sky PLC	United Kingdom	1,018,430	12,487

Total			129,802

Consumer Staples (2.0%)
Kirin Holdings Co., Ltd.	Japan	863,000	20,309
Suntory Beverage & Food, Ltd.	Japan	401,300	17,867

Total			38,176

Energy (12.4%)
BP PLC	United Kingdom	5,622,920	35,963
Eni SPA	Italy	1,605,485	26,565
Galp Energia SGPS SA	Portugal	1,849,900	32,785
Husky Energy, Inc.*	Canada	544,370	6,815
Inpex Corp.	Japan	952,120	10,116
Kunlun Energy Co., Ltd.	Bermuda	13,549,350	13,234
Precision Drilling Corp.*	Canada	2,446,680	7,608
PTT Exploration & Production PCL	Thailand	1,876,300	5,035
Royal Dutch Shell PLC - Class B	United Kingdom	1,055,335	32,448
SBM Offshore NV	Netherlands	1,371,290	24,870
Suncor Energy, Inc.	Canada	255,440	8,952
TOTAL SA	France	535,650	28,771

Total			233,162

Financials (20.1%)
Aegon NV	Netherlands	3,999,610	23,295
AIA Group, Ltd.	Hong Kong	2,679,820	19,760
AXA SA	France	744,155	22,507
Bangkok Bank PCL	Thailand	4,208,000	23,532
Barclays PLC	United Kingdom	9,127,140	23,647
BNP Paribas SA	France	371,430	29,961
China Life Insurance Co., Ltd.	China	6,331,010	18,843
Credit Agricole SA	France	1,031,470	18,750
DBS Group Holdings, Ltd.	Singapore	1,447,180	22,213
Hana Financial Group, Inc.	South Korea	344,710	14,251
HSBC Holdings PLC	United Kingdom	3,236,027	31,711
ING Groep NV	Netherlands	1,509,172	27,826
KB Financial Group, Inc., ADR	South Korea	237,530	11,646
Standard Chartered PLC*	United Kingdom	3,117,162	30,977

Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
Swiss Re AG	Switzerland	182,382	16,518
UBS Group AG*	Switzerland	1,171,840	20,028
UNIQA Insurance Group AG	Austria	1,268,484	13,289
United Overseas Bank, Ltd.	Singapore	477,240	8,268

Total			377,022

Health Care (13.9%)
Astellas Pharma, Inc.	Japan	729,800	9,284
Bayer AG	Germany	209,050	28,488
Getinge AB*	Sweden	84,521	1,585
Getinge AB - Class B	Sweden	591,650	11,092
GlaxoSmithKline PLC	United Kingdom	503,400	10,041
Merck KGaA	Germany	251,030	27,925
MorphoSys AG*	Germany	256,240	21,615
QIAGEN NV*	Netherlands	378,752	11,921
Roche Holding AG	Switzerland	96,190	24,555
Sanofi	France	304,975	30,281
Shanghai Pharmaceuticals Holding Co., Ltd.	China	5,366,610	13,108
Shire PLC	Jersey	379,360	19,256
Sinopharm Group Co., Ltd.	China	2,825,200	12,441
Teva Pharmaceutical Industries, Ltd., ADR	Israel	1,134,650	19,970
UCB SA	Belgium	275,350	19,601

Total			261,163

Industrials (9.3%)
ABB, Ltd.	Switzerland	394,560	9,754
BAE Systems PLC	United Kingdom	2,968,690	25,121
Cie de Saint-Gobain	France	460,830	27,462
CK Hutchison Holdings, Ltd.	Cayman Islands	2,040,070	26,077
Deutsche Lufthansa AG	Germany	185,220	5,147
IHI Corp.	Japan	368,800	12,815
Rolls-Royce Holdings PLC*	United Kingdom	1,926,730	22,901
Siemens AG	Germany	141,290	19,905
Siemens AG, ADR	Germany	101,560	7,185
Travis Perkins PLC	United Kingdom	956,600	18,561

Total			174,928

Information Technology (10.7%)
Baidu, Inc., ADR*	China	122,680	30,386
Catcher Technology Co., Ltd.	Taiwan	605,330	5,639
Infineon Technologies AG	Germany	685,510	17,233
Konica Minolta, Inc.	Japan	2,077,820	17,062
Omron Corp.	Japan	229,700	11,697
Pegatron Corp. GDR	Taiwan	585,330	7,586
Quanta Computer, Inc.	Taiwan	4,807,820	11,067
Samsung Electronics Co., Ltd.	South Korea	30,140	67,472

International Equity Portfolio

Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology continued
SAP SE	Germany	84,650	9,273
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	3,188,135	22,762

Total			200,177

Materials (8.9%)
Akzo Nobel NV	Netherlands	256,360	23,670
CRH PLC	Ireland	558,050	21,215
HeidelbergCement AG	Germany	249,870	25,684
LANXESS AG	Germany	334,970	26,430
Novozymes A/S	Denmark	308,870	15,850
Sumitomo Metal Mining Co., Ltd.	Japan	517,350	16,616
Tahoe Resources, Inc.	Canada	667,970	3,512
thyssenkrupp AG	Germany	378,970	11,231
Wheaton Precious Metals Corp.	Canada	317,420	6,055
Yara International ASA	Norway	375,770	16,829

Total			167,092

Real Estate (1.8%)
CK Asset Holdings, Ltd.	Cayman Islands	2,040,070	16,884
Mitsui Fudosan Co., Ltd.	Japan	811,700	17,601

Total			34,485

Telecommunication Services (9.0%)
China Mobile, Ltd.	China	2,050,700	20,778
China Telecom Corp., Ltd. - Class H	China	45,412,160	23,254
Singapore Telecommunications, Ltd.	Singapore	10,531,850	28,573
SoftBank Group Corp.	Japan	362,440	29,259
Telefonica Deutschland Holding AG	Germany	2,017,080	11,319
Telenor ASA	Norway	1,440,340	30,454
Vodafone Group PLC	United Kingdom	9,251,794	25,886

Total			169,523

Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)

Utilities (2.1%)
Innogy SE	Germany	453,620	20,188
Veolia Environnement SA	France	832,890	19,245

Total			39,433

Total Common Stocks
(Cost: $1,524,024)			1,824,963

Preferred Stocks (0.6%)

Health Care (0.6%)
Draegerwerk AG & Co. KGaA	Germany	92,710	10,277

Total			10,277

Total Preferred Stocks
(Cost: $11,723)			10,277

Short-Term Investments (2.2%)

Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.920%#	United States	21,085,965	21,086

Total			21,086

US Government & Agencies (1.1%)
Federal Home Loan Bank, 0.700%, 10/2/17	United States	21,000,000	21,000

Total			21,000

Total Short-Term Investments
(Cost: $42,085)			42,086

Total Investments (99.9%)
(Cost: $1,577,832)(a)			1,877,326

Other Assets, Less
Liabilities (0.1%)			1,568

Net Assets (100.0%)			1,878,894

*	Non-Income Producing

#	7 day yield as of September 30, 2017

ADR after the name of a security represents—American Depositary Receipt.

GDR after the name of a security represents—Global Depositary Receipt.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $1,577,832 and the net unrealized appreciation of investments based on that cost was $299,494 which is comprised of $397,627 aggregate gross unrealized appreciation and $98,133 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	15.6%
Germany	12.9%
Japan	10.7%
France	10.4%
Netherlands	5.9%
South Korea	5.2%
Other	39.0%
Total	99.7%

International Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$10,277	$-	$-
Common Stocks
Energy	228,127	5,035	-
All Others	1,591,801	-	-
Short-Term Investments	21,086	21,000	-
Total Assets:	$1,851,291	$26,035	$-

Emerging Markets Equity Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Common Stocks (98.6%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (11.2%)
Astra International Tbk PT	Indonesia	28,044,600	16,449
Hero MotoCorp, Ltd.	India	160,100	9,270
Lojas Renner SA	Brazil	1,195,000	13,606
Midea Group Co., Ltd.	China	1,117,999	7,435
SACI Falabella	Chile	786,270	7,647
Truworths International, Ltd.	South Africa	1,274,000	7,270
Yum China Holdings, Inc.*	United States	316,267	12,641

Total			74,318

Consumer Staples (17.8%)
Ambev SA, ADR	Brazil	1,680,909	11,077
Amorepacific Corp.	South Korea	20,400	2,779
AMOREPACIFIC Group	South Korea	27,500	2,965
BIM Birlesik Magazalar AS	Turkey	494,000	10,295
BRF SA	Brazil	552,635	7,969
Fomento Economico Mexicano SAB de CV, ADR	Mexico	172,000	16,431
Hindustan Unilever, Ltd.	India	639,100	11,444
ITC, Ltd.	India	3,841,000	15,165
Jeronimo Martins SGPS SA	Portugal	390,000	7,693
Kweichow Moutai Co., Ltd.	China	170,680	13,296
Magnit PJSC	Russia	84,000	14,716
Massmart Holdings, Ltd.	South Africa	544,000	4,483

Total			118,313

Energy (4.3%)
LUKOIL PJSC, ADR	Russia	182,700	9,670
Tenaris SA, ADR	Luxembourg	169,535	4,800
Ultrapar Participacoes SA	Brazil	584,113	13,889

Total			28,359

Financials (27.1%)
Aditya Birla Capital, Ltd.	India	749,700	2,122
AIA Group, Ltd.	Hong Kong	2,932,800	21,625
Akbank TAS	Turkey	3,204,000	8,453
Banco Bradesco SA, ADR	Brazil	1,977,312	21,889
Banco Santander Chile, ADR	Chile	287,112	8,530
Bank Central Asia Tbk PT	Indonesia	6,142,300	9,257
Bank Pekao SA	Poland	172,900	6,065
Bank of the Philippine Islands	Philippines	4,217,500	8,257
Grupo Financiero Banorte SAB de CV	Mexico	2,427,288	16,711
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	308,670	8,298
Housing Development Finance Corp., Ltd.	India	949,103	25,141
Kotak Mahindra Bank, Ltd.	India	637,661	9,773
Public Bank Bhd	Malaysia	1,566,600	7,584
The Siam Commercial Bank PCL	Thailand	2,891,900	13,267
Standard Chartered PLC*	United Kingdom	651,400	6,473
Turkiye Garanti Bankasi AS	Turkey	2,361,000	6,414

Total			179,859

Common Stocks (98.6%)	Country	Shares/ $ Par	Value $ (000’s)

Health Care (1.0%)
Richter Gedeon Nyrt	Hungary	264,000	6,557

Total			6,557

Industrials (2.5%)
Grupo Aeroportuario del Sureste SAB de CV, ADR	Mexico	46,108	8,799
Shanghai International Airport Co., Ltd.	China	1,321,982	7,556

Total			16,355

Information Technology (14.5%)
Hangzhou Hikvision Digital Technology Co., Ltd.	China	2,243,662	10,805
NAVER Corp.	South Korea	15,598	10,146
Samsung Electronics Co., Ltd.	South Korea	15,363	34,392
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	3,787,290	27,040
Tata Consultancy Services, Ltd.	India	192,630	7,188
Tencent Holdings, Ltd.	Cayman Islands	152,100	6,546

Total			96,117

Materials (8.7%)
BHP Billiton PLC	United Kingdom	298,800	5,266
Grasim Industries, Ltd.	India	535,500	9,305
Indocement Tunggal Prakarsa Tbk PT	Indonesia	5,235,000	7,346
The Siam Cement PCL	Thailand	888,000	13,367
UltraTech Cement, Ltd.	India	145,700	8,597
Vale SA, ADR	Brazil	1,400,000	14,098

Total			57,979

Real Estate (6.6%)
Ayala Land, Inc.	Philippines	20,202,000	17,299
China Resources Land, Ltd.	Cayman Islands	1,140,000	3,488
Hang Lung Group, Ltd.	Hong Kong	889,000	3,192
Hang Lung Properties, Ltd.	Hong Kong	3,033,000	7,199
Multiplan Empreendimentos Imobiliarios SA	Brazil	374,000	8,659
Swire Pacific, Ltd.	Hong Kong	414,000	4,017

Total			43,854

Telecommunication Services (4.9%)
China Mobile, Ltd.	China	1,817,000	18,410
MTN Group, Ltd.	South Africa	902,000	8,287
Taiwan Mobile Co., Ltd.	Taiwan	1,611,000	5,738

Total			32,435

Total Common Stocks
(Cost: $699,469)			654,146

Emerging Markets Equity Portfolio

Short-Term Investments (1.2%)	Country	Shares/ $ Par	Value $ (000’s)

Money Market Funds (1.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.920%#	United States	7,678,934	7,679

Total Short-Term Investments
(Cost: $7,679)			7,679

Total Investments (99.8%)
(Cost: $707,148)(a)			661,825

Other Assets, Less
Liabilities (0.2%)			1,473

Net Assets (100.0%)			663,298

*	Non-Income Producing

#	7-day yield as of September 30, 2017.

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $707,148 and the net unrealized depreciation of investments based on that cost was $45,323 which is comprised of $96,118 aggregate gross unrealized appreciation and $141,441 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
India	14.8%
Brazil	13.7%
China	8.7%
South Korea	7.6%
Hong Kong	6.7%
Mexico	6.3%
Other	42.0%
Total	99.8%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$654,146	$-	$-
Short-Term Investments	7,679	-	-
Total Assets:	$661,825	$-	$-

Emerging Markets Equity Portfolio

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2017, this Portfolio did not hold any derivative instruments.

Government Money Market Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Money Market Investments (100.0%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds (0.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.92%#	949,933	950

Total		950

Repurchase Agreements (41.4%)
Tri-Party Bank of Montreal, 1.050%, 10/2/17 (Purchased on 9/29/17, to be repurchased at $20,001,750, collateralized by various US Treasury obligations, 0.000% to 3.875%, due from 5/31/19 to 8/15/40, aggregate par and fair value of $18,776,187 and $20,400,000, respectively)	20,000,000	20,000
Tri-Party Bank of Nova Scotia, 1.050%, 10/2/17 (Purchased on 9/29/17, to be repurchased at $20,001,733, collateralized by various US Treasury obligations, 1.000% to 2.875%, due from 12/15/17 to 8/15/45, aggregate par and fair value of $20,493,229 and $20,420,947, respectively)	20,000,000	20,000
Tri-Party Citigroup, 1.060%, 10/2/17 (Purchased on 9/29/17, to be repurchased at $10,000,883, collateralized by US Treasury Note, 0.875%, due 7/15/18, par and fair value of $10,234,533 and $10,200,043, respectively)	10,000,000	10,000
Tri-Party Citigroup, 1.080%, 10/2/17 (Purchased on 9/29/17, to be repurchased at $15,001,350, collateralized by US government sponsored agency and various US Treasury obligations, 1.250% to 3.130%, due from 7/31/19 to 2/1/29, aggregate par and fair value of $15,332,487 and $15,300,107, respectively)	15,000,000	15,000
Tri-Party HSBC Securities, 1.010%, 10/3/17 (Purchased on 9/26/17, to be repurchased at $2,000,393, collateralized by US Treasury Note, 1.500%, due 8/15/26, par and fair value of $2,179,354 and $2,040,900, respectively)	2,000,000	2,000
Tri-Party Mitsubishi UFJ, 1.050%, 10/2/17 (Purchased on 9/29/17, to be repurchased at $20,001,750, collateralized by various US government sponsored agency obligations, 1.375% to 4.500%, due from 6/1/20 to 9/1/47, aggregate par and fair value of $19,561,945 and $20,556,485, respectively)	20,000,000	20,000
Tri-Party Mizuho Securities, 1.060%, 10/2/17 (Purchased on 9/29/17, to be repurchased at $15,001,325, collateralized by US Treasury Note, 1.375%, due 5/31/21, par and fair value of $15,509,401 and $15,300,024, respectively)	15,000,000	15,000
Tri-Party Morgan Stanley, 1.010%, 10/2/17 (Purchased on 9/29/17, to be repurchased at $10,000,842, collateralized by US government sponsored agency, 4.000%, due 9/15/44, par and fair value of $9,603,941 and $10,201,066, respectively)	10,000,000	10,000

Money Market Investments (100.0%)	Shares/ $ Par	Value $ (000’s)

Repurchase Agreements continued
Tri-Party Natixis S.A., 1.050%, 10/2/17 (Purchased on 9/29/17, to be repurchased at $14,001,225, collateralized by various US Treasury obligations, 0.125% to 2.125%, due from 3/15/19 to 2/15/45, aggregate par and fair value of $14,374,382 and $14,270,882, respectively)	14,000,000	14,000
Tri-Party Natixis S.A., 1.060%, 10/2/17 (Purchased on 9/29/17, to be repurchased at $4,000,353, collateralized by various US government sponsored agency obligations, 2.448% to 6.000%, due from 11/1/31 to 8/1/47, aggregate par and fair value of $4,032,297 and $4,119,141, respectively)	4,000,000	4,000
Tri-Party RBC Capital Markets, 1.030%, 10/2/17 (Purchased on 9/29/17, to be repurchased at $15,001,288, collateralized by US Treasury Note, 1.375%, due 2/29/20, par and fair value of $15,361,623 and $15,300,022, respectively)	15,000,000	15,000
Tri-Party TD Securities, 1.060%, 10/2/17 (Purchased on 9/29/17, to be repurchased at $46,004,063, collateralized by US government sponsored agency and US Treasury Note, 2.750% to 4.000%, due from 2/15/24 to 9/1/47, aggregate par and fair value of $45,086,106 and $46,931,245, respectively)	46,000,000	46,000

Total		191,000

US Government & Agencies (58.4%)
Federal Farm Credit Bank, 0.000%, 1/11/18	3,195,000	3,187
Federal Farm Credit Bank, 0.750%, 4/18/18	5,500,000	5,486
Federal Farm Credit Bank, 0.900%, 12/11/17	730,000	730
Federal Farm Credit Bank, 1.000%, 1/19/18	2,500,000	2,499
Federal Farm Credit Bank, 1.412%, (ICE LIBOR USD 1 Month plus 0.18%), 4/4/18	2,065,000	2,065
Federal Home Loan Bank, 0.000%, 10/12/17	4,555,000	4,553
Federal Home Loan Bank, 0.000%, 10/18/17	16,565,000	16,557
Federal Home Loan Bank, 0.000%, 10/20/17	6,745,000	6,741
Federal Home Loan Bank, 0.000%, 11/1/17	3,335,000	3,332
Federal Home Loan Bank, 0.000%, 11/6/17	5,490,000	5,484
Federal Home Loan Bank, 0.000%, 11/8/17	18,910,000	18,889
Federal Home Loan Bank, 0.000%, 11/24/17	3,000,000	2,995
Federal Home Loan Bank, 0.000%, 12/4/17	1,000,000	998
Federal Home Loan Bank, 0.000%, 12/5/17	6,500,000	6,488
Federal Home Loan Bank, 0.000%, 12/15/17	3,500,000	3,492
Federal Home Loan Bank, 0.000%, 12/29/17	3,500,000	3,490
Federal Home Loan Bank, 0.000%, 1/19/18	6,000,000	5,979
Federal Home Loan Bank, 0.000%, 1/29/18	1,610,000	1,604
Federal Home Loan Bank, 0.875%, 3/19/18	17,000,000	16,976
Federal Home Loan Bank, 0.987%, (3 Month LIBOR less 0.33%), 3/13/18	4,635,000	4,635
Federal Home Loan Bank, 1.050%, 12/13/17	3,115,000	3,108
Federal Home Loan Bank, 1.089%, (ICE LIBOR USD 1 Month less 0.15%), 4/17/18	4,425,000	4,425

Government Money Market Portfolio

Money Market Investments (100.0%)	Shares/ $ Par	Value $ (000’s)

US Government & Agencies continued
Federal Home Loan Bank, 1.093%, (ICE LIBOR USD 1 Month less 0.14%), 5/22/18	5,000,000	5,000
Federal Home Loan Bank, 1.095%, (ICE LIBOR USD 1 Month less 0.14%), 5/18/18	3,000,000	3,000
Federal Home Loan Bank, 1.096%, (ICE LIBOR USD 1 Month less 0.14%), 4/13/18	10,025,000	10,025
Federal Home Loan Bank, 1.097%, (ICE LIBOR USD 1 Month less 0.14%), 6/5/18	3,200,000	3,200
Federal Home Loan Bank, 1.117%, (ICE LIBOR USD 1 Month less 0.12%), 10/3/18	3,500,000	3,500
Federal Home Loan Bank, 1.123%, (3 Month LIBOR less 0.20%), 3/22/18	2,500,000	2,500
Federal Home Loan Bank, 1.132%, (ICE LIBOR USD 1 Month less 0.10%), 11/2/18	10,000,000	10,000
Federal Home Loan Bank, 1.137%, (3 Month LIBOR less 0.18%), 11/8/17	1,400,000	1,400
Federal Home Loan Bank, 1.147%, (ICE LIBOR USD 1 Month less 0.09%), 1/25/19	3,650,000	3,650
Federal Home Loan Bank, 1.165%, (3 Month LIBOR less 0.16%), 6/20/19	1,600,000	1,600
Federal Home Loan Bank, 1.166%, (3 Month LIBOR less 0.16%), 6/20/19	1,950,000	1,950
Federal Home Loan Bank, 1.175%, (ICE LIBOR USD 1 Month less 0.06%), 9/11/19	4,000,000	4,000
Federal Home Loan Bank, 1.195%, (ICE LIBOR USD 1 Month less 0.04%), 7/9/18	5,000,000	5,000
Federal Home Loan Bank, 1.202%, (3 Month LIBOR less 0.11%), 2/5/18	3,000,000	3,000
Federal Home Loan Bank, 1.237%, (3 Month LIBOR less 0.08%), 10/27/17	4,755,000	4,755
Federal Home Loan Bank, 1.238%, (3 Month LIBOR less 0.08%), 10/27/17	2,300,000	2,300
Federal Home Loan Bank, 1.319%, (ICE LIBOR USD 1 Month plus 0.09%), 10/16/17	3,600,000	3,600
Federal Home Loan Bank, 1.375%, 3/9/18	3,500,000	3,504
Federal Home Loan Mortgage Corp., 0.000%, 10/16/17	7,830,000	7,828

Money Market Investments (100.0%)	Shares/ $ Par	Value $ (000’s)

US Government & Agencies continued
Federal Home Loan Mortgage Corp., 0.000%, 2/16/18	1,015,000	1,011
Federal Home Loan Mortgage Corp., 0.961%, (3 Month LIBOR less 0.35%), 5/9/18	2,500,000	2,500
Federal Home Loan Mortgage Corp., 1.274%, (3 Month LIBOR less 0.03%), 1/8/18	2,145,000	2,145
Federal Home Loan Mortgage Corp., 1.274%, (3 Month LIBOR less 0.03%), 1/12/18	2,145,000	2,145
Federal Home Loan Mortgage Corp., 1.337%, (3 Month LIBOR plus 0.02%), 3/8/18	4,000,000	4,000
Federal National Mortgage Association, 0.875%, 10/26/17	6,215,000	6,216
Federal National Mortgage Association, 0.875%, 2/8/18	2,500,000	2,497
Federal National Mortgage Association, 0.875%, 3/28/18	3,200,000	3,197
Federal National Mortgage Association, 0.875%, (US Treasury 3 Month Bill Money Market Yield plus 0.17%), 5/21/18	2,955,000	2,948
US Treasury Floating Rate Note, 1.221%, 10/31/17	5,554,400	5,554
US Treasury Floating Rate Note, 1.325%, (US Treasury 3 Month Bill Money Market Yield plus 0.27%), 1/31/18	2,120,000	2,120
US Treasury Note, 0.000%, 3/22/18	3,875,000	3,853
US Treasury Note, 0.000%, 3/29/18	19,070,000	18,959
US Treasury Note, 0.750%, 2/28/18	5,670,000	5,666
US Treasury Note, 0.875%, 10/15/17	3,105,000	3,105

Total		269,441

Total Money Market Investments
(Cost: $461,391)		461,391

Total Investments (100.0%)
(Cost: $461,391)		461,391

Other Assets, Less
Liabilities (0.0%)		43

Net Assets (100.0%)		461,434

#	7 day yield as of September 30, 2017.

Government Money Market Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Short-Term Investments
Money Market Investments	$950	$-	$-
All Others	-	460,441	-
Total Assets:	$950	$460,441	$-

See above Schedule of Investments for values of each security.

Short-Term Bond Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Corporate Bonds (49.3%)	Shares/ $ Par	Value $ (000’s)

Basic Materials (2.2%)
Anglo American Capital PLC, 9.375%, 4/8/19 144A	415,000	459
Anglo American Capital PLC, 9.375%, 4/8/19	205,000	227
Goldcorp, Inc., 2.125%, 3/15/18	935,000	936
International Paper Co., 7.950%, 6/15/18(b)	1,155,000	1,203
INVISTA Finance LLC, 4.250%, 10/15/19 144A	515,000	530
LyondellBasell Industries NV, 5.000%, 4/15/19	199,000	206
LyondellBasell Industries NV, 6.000%, 11/15/21	280,000	316
The Sherwin-Williams Co., 2.250%, 5/15/20(b)	1,395,000	1,401
Solvay Finance America LLC, 3.400%, 12/3/20 144A	415,000	428
Westlake Chemical Corp., 4.625%, 2/15/21	575,000	594

Total		6,300

Communications (4.1%)
Alibaba Group Holding, Ltd., 2.500%, 11/28/19	870,000	877
AT&T, Inc., 2.300%, 3/11/19	625,000	628
Baidu, Inc., 2.750%, 6/9/19	590,000	595
BellSouth LLC, 4.285%, 4/26/21 144A(b)	2,035,000	2,064
British Telecommunications PLC, 2.350%, 2/14/19	250,000	252
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 3.579%, 7/23/20	630,000	647
Crown Castle Towers LLC, 6.113%, 1/15/40 144A	815,000	871
CSC Holdings LLC, 10.875%, 10/15/25 144A	337,000	417
Discovery Communications LLC, 2.200%, 9/20/19	265,000	266
eBay, Inc., 2.150%, 6/5/20	375,000	376
The Interpublic Group of Companies, Inc., 2.250%, 11/15/17	850,000	850
JD.com, Inc., 3.125%, 4/29/21	720,000	719
Omnicom Group, Inc., 4.450%, 8/15/20	55,000	58
Omnicom Group, Inc., 6.250%, 7/15/19	615,000	659
The Priceline Group, Inc., 2.750%, 3/15/23	150,000	150
Telefonica Emisiones SAU, 3.192%, 4/27/18	400,000	403
Tencent Holdings, Ltd., 2.875%, 2/11/20 144A	200,000	203
Time Warner Cable LLC, 8.250%, 4/1/19	445,000	484
Time Warner Cable LLC, 8.750%, 2/14/19	490,000	532
Time Warner, Inc., 2.100%, 6/1/19	250,000	250
Viacom, Inc., 2.750%, 12/15/19	283,000	286
Viacom, Inc., 5.625%, 9/15/19	60,000	64

Total		11,651

Consumer, Cyclical (3.8%)
American Honda Finance Corp., 2.125%, 10/10/18	250,000	251
AutoZone, Inc., 1.625%, 4/21/19	65,000	65
Brinker International, Inc., 2.600%, 5/15/18	735,000	734
CVS Health Corp., 1.900%, 7/20/18	460,000	461
CVS Health Corp., 2.250%, 12/5/18	250,000	251
Daimler Finance North America LLC, 1.750%, 10/30/19 144A	480,000	476
Daimler Finance North America LLC, 2.171%, (3 Month LIBOR plus 0.86%), 8/1/18 144A	850,000	855
Daimler Finance North America LLC, 2.375%, 8/1/18 144A	125,000	126
Delphi Automotive PLC, 3.150%, 11/19/20	510,000	522
Delta Air Lines, Inc., 2.875%, 3/13/20	295,000	298

Corporate Bonds (49.3%)	Shares/ $ Par	Value $ (000’s)

Consumer, Cyclical continued
Ford Motor Credit Co. LLC, 2.021%, 5/3/19	255,000	255
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	250,000	251
Ford Motor Credit Co. LLC, 2.551%, 10/5/18	630,000	634
General Motors Financial Co., 3.100%, 1/15/19	380,000	385
GLP Capital LP / GLP Financing II, Inc., 4.375%, 11/1/18	1,036,000	1,053
Hyundai Capital America, 2.000%, 7/1/19 144A	215,000	213
Hyundai Capital America, 2.400%, 10/30/18 144A	400,000	401
Hyundai Capital America, 2.500%, 3/18/19 144A	1,020,000	1,021
Newell Rubbermaid, Inc., 2.050%, 12/1/17	815,000	816
Newell Rubbermaid, Inc., 2.150%, 10/15/18	375,000	376
Newell Rubbermaid, Inc., 2.600%, 3/29/19	133,000	134
Nissan Motor Acceptance Corp., 1.550%, 9/13/19 144A	340,000	337
QVC, Inc., 3.125%, 4/1/19	325,000	328
Southwest Airlines Co., 2.750%, 11/6/19	280,000	284
Toyota Motor Credit Corp., 1.450%, 1/12/18	395,000	395

Total		10,922

Consumer, Non-cyclical (6.2%)
Abbott Laboratories, 2.350%, 11/22/19(b)	1,115,000	1,124
Abbott Laboratories, 2.900%, 11/30/21	480,000	489
AbbVie, Inc., 1.800%, 5/14/18	575,000	576
AbbVie, Inc., 2.300%, 5/14/21	375,000	374
Allergan Funding SCS, 2.350%, 3/12/18	625,000	627
Allergan Funding SCS, 2.450%, 6/15/19	100,000	101
Anthem, Inc., 1.875%, 1/15/18	100,000	100
Anthem, Inc., 2.250%, 8/15/19	500,000	502
Anthem, Inc., 2.300%, 7/15/18	435,000	437
BAT Capital Corp., 2.297%, 8/14/20 144A	750,000	752
Baxalta, Inc., 2.000%, 6/22/18	80,000	80
Baxalta, Inc., 2.103%, (3 Month LIBOR plus 0.78%), 6/22/18	225,000	226
Bayer US Finance LLC, 2.375%, 10/8/19 144A	440,000	443
Becton, Dickinson and Co., 2.675%, 12/15/19	530,000	536
Biogen, Inc., 2.900%, 9/15/20	230,000	236
Bunge, Ltd. Finance Corp., 3.500%, 11/24/20	235,000	242
Bunge, Ltd. Finance Corp., 8.500%, 6/15/19	190,000	210
Celgene Corp., 2.125%, 8/15/18	10,000	10
Celgene Corp., 2.250%, 5/15/19	340,000	341
Celgene Corp., 2.300%, 8/15/18	85,000	85
Coca-Cola Femsa, SAB de CV, 2.375%, 11/26/18	145,000	146
Danone SA, 1.691%, 10/30/19 144A	1,070,000	1,063
ERAC USA Finance LLC, 2.800%, 11/1/18 144A	325,000	328
ERAC USA Finance LLC, 6.375%, 10/15/17 144A	385,000	386
Express Scripts Holding Co., 2.250%, 6/15/19	70,000	70
HCA, Inc., 3.750%, 3/15/19	290,000	296
HPHT Finance 15, Ltd., 2.250%, 3/17/18 144A	644,000	644
Humana, Inc., 2.625%, 10/1/19	190,000	192
Imperial Tobacco Finance PLC, 2.050%, 2/11/18 144A(b)	1,335,000	1,336
Kraft Heinz Foods Co., 2.129%, (3 Month LIBOR plus 0.82%), 8/10/22	475,000	475
The Kroger Co., 1.500%, 9/30/19	127,000	125

Short-Term Bond Portfolio

Corporate Bonds (49.3%)	Shares/ $ Par	Value $ (000’s)

Consumer, Non-cyclical continued
The Kroger Co., 2.300%, 1/15/19	165,000	166
McKesson Corp., 1.400%, 3/15/18	275,000	275
Medco Health Solutions, Inc., 4.125%, 9/15/20	325,000	341
Reynolds American, Inc., 2.300%, 6/12/18	355,000	357
Reynolds American, Inc., 8.125%, 6/23/19	160,000	176
S&P Global, Inc., 2.500%, 8/15/18	105,000	106
Shire Acquisitions Investments Ireland Designated Activity Co., 1.900%, 9/23/19(b)	1,335,000	1,332
Teva Pharmaceutical Finance Netherlands III BV, 1.400%, 7/20/18	860,000	857
Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 7/19/19	890,000	877
Teva Pharmaceutical Finance Netherlands III BV, 2.200%, 7/21/21	455,000	438
Thermo Fisher Scientific, Inc., 2.400%, 2/1/19	65,000	65
Tyson Foods, Inc., 2.250%, 8/23/21	280,000	279

Total		17,821

Diversified (0.4%)
Hutchinson Whampoa International 14, Ltd., 1.625%, 10/31/17 144A	1,100,000	1,100

Total		1,100

Energy (4.9%)
Canadian Natural Resources, Ltd., 1.750%, 1/15/18	265,000	265
China Shenhua Overseas Capital Co., Ltd., 2.500%, 1/20/18	1,005,000	1,006
China Shenhua Overseas Capital Co., Ltd., 3.125%, 1/20/20	785,000	791
Columbia Pipeline Group, Inc., 2.450%, 6/1/18	210,000	211
ConocoPhillips Co., 1.050%, 12/15/17	335,000	335
DCP Midstream Operating LP, 2.500%, 12/1/17(b)	1,555,000	1,555
EnCana Corp., 6.500%, 5/15/19	240,000	255
Enterprise Products Operating LLC, 6.500%, 1/31/19	250,000	264
Exxon Mobil Corp., 1.305%, 3/6/18	780,000	780
Exxon Mobil Corp., 1.686%, (3 Month LIBOR plus 0.37%), 3/6/22	1,110,000	1,115
Hess Corp., 8.125%, 2/15/19	105,000	113
Kinder Morgan Energy Partners LP, 5.950%, 2/15/18	305,000	309
Kinder Morgan Finance Co. LLC, 6.000%, 1/15/18 144A	320,000	324
National Oilwell Varco, Inc., 1.350%, 12/1/17	105,000	105
NuStar Logistics, LP, 8.150%, 4/15/18(b)	1,120,000	1,154
ONEOK Partners LP, 3.200%, 9/15/18	955,000	966
Panhandle Eastern Pipe Line Co. LP, 6.200%, 11/1/17	50,000	50
Panhandle Eastern Pipe Line Co. LP, 7.000%, 6/15/18	460,000	476
Petroleos Mexicanos, 3.500%, 7/23/20	580,000	592
Phillips 66, 1.954%, (3 Month LIBOR plus 0.65%), 4/15/19 144A	245,000	245
Plains All American Pipeline LP / PAA Finance, 5.750%, 1/15/20	205,000	218
Plains All American Pipeline LP / PAA Finance Corp., 6.500%, 5/1/18(b)	1,110,000	1,137
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	470,000	509
Spectra Energy Partners LP, 2.950%, 9/25/18	560,000	566
Total Capital Canada, Ltd., 1.450%, 1/15/18	250,000	250

Corporate Bonds (49.3%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Total Capital SA, 2.125%, 8/10/18	250,000	251
Valero Energy Corp., 9.375%, 3/15/19	350,000	385

Total		14,227

Financial (17.2%)
ABN AMRO Bank NV, 2.100%, 1/18/19 144A	805,000	808
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.950%, 2/1/22	475,000	494
AIA Group, Ltd., 2.250%, 3/11/19 144A	200,000	200
Air Lease Corp., 2.125%, 1/15/18	185,000	185
Air Lease Corp., 2.125%, 1/15/20	570,000	569
Ally Financial, Inc., 3.250%, 11/5/18	610,000	615
Ally Financial, Inc., 3.500%, 1/27/19	825,000	837
American Campus Communities Operating Partnership LP, 3.350%, 10/1/20	390,000	399
American Express Credit Corp., 2.200%, 3/3/20	700,000	704
ANZ New Zealand International, Ltd., 2.200%, 7/17/20 144A	380,000	380
Aon PLC, 2.800%, 3/15/21	570,000	572
Banco de Credito del Peru, 2.250%, 10/25/19 144A	200,000	200
Bank of America Corp., 1.971%, (3 Month LIBOR plus 0.65%), 10/1/21	420,000	421
Bank of America Corp., 2.000%, 1/11/18	600,000	601
Bank of America Corp., 2.467%, (3 Month LIBOR plus 1.16%), 1/20/23	665,000	676
Bank of America Corp., 2.503%, 10/21/22	280,000	277
Bank of America Corp., 2.600%, 1/15/19	765,000	771
Bank of America Corp., 2.625%, 4/19/21	315,000	317
Bank of America Corp., 2.650%, 4/1/19	190,000	192
Bank of America Corp., 5.625%, 7/1/20	155,000	169
Bank of Montreal, 1.750%, 9/11/19	1,100,000	1,097
The Bank of New York Mellon Corp., 1.350%, 3/6/18	250,000	250
The Bank of New York Mellon Corp., 2.200%, 3/4/19	125,000	126
The Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.700%, 3/5/18 144A(b)	1,145,000	1,145
Banque Federative du Credit Mutuel SA, 2.000%, 4/12/19 144A	795,000	797
Banque Federative du Credit Mutuel SA, 2.200%, 7/20/20 144A	435,000	435
Barclays Bank PLC, 6.050%, 12/4/17 144A	710,000	715
Barclays PLC, 2.929%, (3 Month LIBOR plus 1.63%), 1/10/23	690,000	705
BPCE SA, 2.500%, 12/10/18(b)	1,200,000	1,210
BPCE SA, 2.535%, (3 Month LIBOR plus 1.22%), 5/22/22 144A(f)	280,000	283
Brixmor Operating Partnership LP, 3.875%, 8/15/22	80,000	82
Canadian Imperial Bank of Commerce, 1.550%, 1/23/18	415,000	415
Capital One NA, 1.850%, 9/13/19	655,000	650
Capital One NA, 2.350%, 8/17/18	260,000	261
Capital One NA, 2.350%, 1/31/20	455,000	457
CBOE Holdings, Inc., 1.950%, 6/28/19	285,000	285
Chubb INA Holdings, Inc., 5.800%, 3/15/18	250,000	255
Citigroup, Inc., 1.750%, 5/1/18	350,000	350
Citigroup, Inc., 1.850%, 11/24/17	860,000	861

Short-Term Bond Portfolio

Corporate Bonds (49.3%)	Shares/ $ Par	Value $ (000’s)

Financial continued
Citigroup, Inc., 2.050%, 6/7/19	235,000	235
Citigroup, Inc., 2.094%, (3 Month LIBOR plus 0.79%), 1/10/20	680,000	685
Citigroup, Inc., 2.900%, 12/8/21	675,000	683
Citizens Bank NA, 2.500%, 3/14/19	525,000	529
Citizens Bank NA, 2.550%, 5/13/21	250,000	251
Citizens Financial Group, Inc., 2.250%, 3/2/20	565,000	566
Citizens Financial Group, Inc., 2.375%, 7/28/21	35,000	35
CNA Financial Corp., 6.950%, 1/15/18	130,000	132
Commonwealth Bank of Australia, 1.750%, 11/2/18	918,000	917
Crown Castle International Corp., 2.250%, 9/1/21	195,000	192
Crown Castle International Corp., 3.400%, 2/15/21	385,000	396
Danske Bank A/S, 2.200%, 3/2/20 144A	620,000	621
Discover Bank, 2.000%, 2/21/18	515,000	516
Discover Bank, 2.600%, 11/13/18	590,000	594
The Goldman Sachs Group, Inc., 1.950%, 7/23/19	240,000	240
The Goldman Sachs Group, Inc., 2.300%, 12/13/19	370,000	372
The Goldman Sachs Group, Inc., 2.424%, (3 Month LIBOR plus 1.11%), 4/26/22	520,000	526
The Goldman Sachs Group, Inc., 2.750%, 9/15/20	95,000	96
The Goldman Sachs Group, Inc., 6.150%, 4/1/18(b)	1,430,000	1,461
HBOS PLC, 6.750%, 5/21/18 144A	300,000	309
HSBC USA, Inc., 1.500%, 11/13/17	900,000	900
The Huntington National Bank, 2.200%, 11/6/18(b)	1,175,000	1,179
ING Groep NV, 2.445%, (3 Month LIBOR plus 1.15%), 3/29/22	335,000	341
Intesa Sanpaolo, 3.875%, 1/15/19	200,000	204
JPMorgan Chase & Co., 1.625%, 5/15/18	250,000	250
JPMorgan Chase & Co., 1.800%, 1/25/18	850,000	851
JPMorgan Chase & Co., 1.867%, (3 Month LIBOR plus 0.55%), 3/9/21	675,000	675
JPMorgan Chase & Co., 2.350%, 1/28/19	250,000	252
Kilroy Realty LP, 4.800%, 7/15/18	320,000	325
Kimco Realty Corp., 6.875%, 10/1/19	215,000	234
Marsh & McLennan Cos., Inc., 2.550%, 10/15/18	160,000	161
Mitsubishi UFJ Financial Group, Inc., 2.235%, (3 Month LIBOR plus 0.92%), 2/22/22	390,000	393
Mizuho Bank, Ltd., 2.150%, 10/20/18 144A	245,000	246
Morgan Stanley, 2.125%, 4/25/18(b)	1,890,000	1,895
Morgan Stanley, 6.625%, 4/1/18	325,000	333
Morgan Stanley, 7.300%, 5/13/19	250,000	271
Nationwide Building Society, 2.350%, 1/21/20 144A	340,000	342
New York Life Global Funding, 1.550%, 11/2/18 144A	525,000	525
Principal Life Global Funding II, 1.500%, 4/18/19 144A	240,000	239
Principal Life Global Funding II, 2.200%, 4/8/20 144A	445,000	446
Principal Life Global Funding II, 2.250%, 10/15/18 144A	250,000	251
Provident Cos., Inc., 7.000%, 7/15/18	125,000	130
Regions Bank, 2.250%, 9/14/18	270,000	271
Regions Bank, 7.500%, 5/15/18	250,000	259
Reinsurance Group of America, Inc., 6.450%, 11/15/19	115,000	125
Santander Bank NA, 8.750%, 5/30/18	250,000	261

Corporate Bonds (49.3%)	Shares/ $ Par	Value $ (000’s)

Financial continued
Santander UK Group Holdings PLC, 2.875%, 10/16/20	145,000	147
Simon Property Group LP, 1.500%, 2/1/18 144A	250,000	250
Skandinaviska Enskilda Banken AB, 1.500%, 9/13/19	680,000	673
Standard Chartered PLC, 2.100%, 8/19/19 144A	200,000	200
Sumitomo Mitsui Banking Corp., 1.762%, 10/19/18	250,000	250
Sumitomo Mitsui Trust Bank, Ltd., 1.950%, 9/19/19 144A	290,000	289
SunTrust Banks, Inc., 2.350%, 11/1/18	465,000	467
Swedbank AB, 1.750%, 3/12/18 144A	1,100,000	1,100
The Toronto-Dominion Bank, 2.625%, 9/10/18	350,000	353
Trininty Acquisition PLC, 3.500%, 9/15/21	145,000	148
UBS Group Funding Switzerland AG, 2.534%, (3 Month LIBOR plus 1.22%), 5/23/23 144A	415,000	422
UBS Group Funding Switzerland AG, 2.950%, 9/24/20 144A	255,000	259
UBS Group Funding Switzerland AG, 3.000%, 4/15/21 144A	385,000	390
UNUM Group, 3.000%, 5/15/21	620,000	628
Ventas Realty LP / Ventas Capital Corp., 4.000%, 4/30/19	435,000	446
VEREIT Operating Partnership LP, 3.000%, 2/6/19(b)	1,205,000	1,216
WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 9/17/19 144A	405,000	409
WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.250%, 10/5/20 144A	240,000	245
Wells Fargo & Co., 5.625%, 12/11/17	600,000	605
XLIT, Ltd., 2.300%, 12/15/18	430,000	432

Total		49,410

Industrial (4.2%)
Burlington Northern Santa Fe LLC, 5.750%, 3/15/18	750,000	764
DAE Funding LLC, 4.000%, 8/1/20 144A	360,000	367
Fortive Corp., 1.800%, 6/15/19	65,000	65
GATX Corp., 2.375%, 7/30/18	525,000	527
GATX Corp., 2.500%, 7/30/19	110,000	111
GATX Corp., 2.600%, 3/30/20	335,000	338
Harris Corp., 1.999%, 4/27/18	755,000	756
Kansas City Southern, 2.350%, 5/15/20	450,000	449
Keysight Technologies, Inc., 3.300%, 10/30/19(b)	1,220,000	1,237
Martin Marietta Materials, Inc., 1.965%, (3 Month LIBOR plus 0.65%), 5/22/20	150,000	150
Park Aerospace Holdings, Ltd., 3.625%, 3/15/21 144A	690,000	692
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 144A(b)	1,175,000	1,186
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 3/15/18 144A	705,000	710
Republic Services, Inc., 5.500%, 9/15/19	250,000	267
Rockwell Collins, Inc., 1.950%, 7/15/19	205,000	205
Roper Industries, Inc., 2.050%, 10/1/18	865,000	867
Roper Technologies, Inc., 2.800%, 12/15/21	205,000	207
Roper Technologies, Inc., 3.000%, 12/15/20	90,000	92
SBA Tower Trust, 2.240%, 4/9/43 144A	180,000	180
SBA Tower Trust, 2.877%, 7/10/46 144A	155,000	157
SBA Tower Trust, 3.156%, 10/10/45 144A	635,000	640

Short-Term Bond Portfolio

Corporate Bonds (49.3%)	Shares/ $ Par	Value $ (000’s)

Industrial continued
SBA Tower Trust, 3.168%, 4/9/47 144A	390,000	390
SBA Tower Trust, 3.598%, 4/9/43 144A	115,000	115
Stanley Black & Decker, Inc., 1.622%, 11/17/18	65,000	65
Stanley Black & Decker, Inc., 2.451%, 11/17/18(b)	1,155,000	1,162
Union Pacific Corp., 2.250%, 2/15/19	85,000	86
Vulcan Materials Co., 1.920%, (3 Month LIBOR plus 0.60%), 6/15/20	365,000	365

Total		12,150

Real Estate (0.4%)
Bestgain Real Estate, Ltd., 2.625%, 3/13/18(b)	1,130,000	1,130

Total		1,130

Technology (2.5%)
Apple, Inc., 1.500%, 9/12/19	415,000	414
Apple, Inc., 1.811%, (3 Month LIBOR plus 0.50%), 2/9/22	930,000	943
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 2.375%, 1/15/20 144A	750,000	754
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.000%, 1/15/22 144A	700,000	712
DXC Technology Co., 2.266%, (3 Month LIBOR plus 0.95%), 3/1/21	880,000	883
DXC Technology Co., 2.875%, 3/27/20	445,000	451
Fidelity National Information Services, Inc., 2.250%, 8/15/21	490,000	487
Hewlett Packard Enterprise Co., 2.100%, 10/4/19 144A	280,000	280
Hewlett Packard Enterprise Co., 2.450%, 10/5/17	404,000	404
Hewlett Packard Enterprise Co., 2.850%, 10/5/18	425,000	429
Qualcomm, Inc., 2.100%, 5/20/20	280,000	282
Qualcomm, Inc., 2.600%, 1/30/23	190,000	191
Seagate HDD Cayman, 3.750%, 11/15/18	410,000	417
Xerox Corp., 2.750%, 3/15/19	165,000	166
Xerox Corp., 5.625%, 12/15/19	415,000	441

Total		7,254

Utilities (3.4%)
CenterPoint Energy Resources Corp., 6.000%, 5/15/18	250,000	256
Commonwealth Edison Co., 2.150%, 1/15/19	250,000	251
Dominion Energy, Inc., 1.500%, 9/30/18 144A	315,000	314
Dominion Energy, Inc., 1.875%, 1/15/19	225,000	225
Dominion Energy, Inc., 2.125%, 2/15/18 144A	465,000	465
Dominion Energy, Inc., 2.579%, 7/1/20	185,000	187
Dominion Energy, Inc., 2.962%, 7/1/19	145,000	147
Dominion Energy, Inc., 5.200%, 8/15/19	150,000	159
Duke Energy Corp., 2.100%, 6/15/18	115,000	115
Enel Finance International NV, 2.875%, 5/25/22 144A	535,000	538
Eversource Energy, 1.450%, 5/1/18	105,000	105
Exelon Generation Co. LLC, 2.950%, 1/15/20	365,000	371
FirstEnergy Corp., 2.850%, 7/15/22	320,000	321
MidAmerican Energy Co., 2.400%, 3/15/19	500,000	505
Municipality of Beijing China, 2.750%, 9/26/20	385,000	387
NextEra Energy Capital Holdings, Inc., 1.649%, 9/1/18	190,000	190

Corporate Bonds (49.3%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
NextEra Energy Capital Holdings, Inc., 2.300%, 4/1/19	165,000	166
NiSource Finance Corp., 6.800%, 1/15/19	78,000	83
Origin Energy Finance, Ltd., 3.500%, 10/9/18 144A	790,000	799
PPL Capital Funding, Inc., 1.900%, 6/1/18	590,000	590
Public Service Electric & Gas Co., 2.300%, 9/15/18	400,000	403
San Diego Gas & Electric Co., 1.914%, 2/1/22	138,215	137
Sempra Energy, 6.150%, 6/15/18	250,000	258
The Southern Co., 1.550%, 7/1/18	165,000	165
The Southern Co., 1.850%, 7/1/19	575,000	575
The Southern Co., 2.350%, 7/1/21	125,000	124
Southern Electric Generating Co., 2.200%, 12/1/18 144A	140,000	140
Southern Power Co., 1.850%, 12/1/17	125,000	125
State Grid Overseas Investment 2016, Ltd., 2.250%, 5/4/20 144A	1,030,000	1,027
TECO Finance, Inc., 1.904%, (3 Month LIBOR plus 0.60%), 4/10/18	590,000	591

Total		9,719

Total Corporate Bonds
(Cost: $141,123)		141,684

Governments (11.8%)

Governments (11.8%)
Federal National Mortgage Association, 1.500%, 7/30/20(b)	1,310,000	1,303
Province of Ontario Canada, 2.000%, 9/27/18	1,000,000	1,003
State of Qatar, 2.099%, 1/18/18	420,000	420
US Treasury, 0.875%, 6/15/19(b)	3,105,000	3,075
US Treasury, 1.000%, 11/15/19(b)	16,780,000	16,604
US Treasury, 1.250%, 5/31/19	1,080,000	1,077
US Treasury, 1.375%, 5/31/21	1,000,000	986
US Treasury, 1.500%, 6/15/20(b)	3,460,000	3,452
US Treasury, 1.625%, 11/30/20(b)	5,605,000	5,597
US Treasury, 1.750%, 9/30/19	450,000	452

Total Governments
(Cost: $34,072)		33,969

Municipal Bonds (0.3%)

Municipal Bonds (0.3%)
State Board of Administration Finance Corp., 2.163%, 7/1/19 GO	475,000	477
State Board of Administration Finance Corp., Series 2013A, 2.107%, 7/1/18 GO	190,000	191

Total Municipal Bonds
(Cost: $665)		668

Structured Products (34.1%)

Asset Backed Securities (19.8%)
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A4, 5.170%, 1/1/18	112,067	113
Ally Auto Receivables Trust, Series 2014-1, Class C, 2.040%, 12/15/19	75,000	75
Ally Auto Receivables Trust, Series 2014-1, Class D, 2.480%, 2/15/21	75,000	75
Ally Auto Receivables Trust, Series 2015-2, Class C, 2.410%, 1/15/21 144A	505,000	507

Short-Term Bond Portfolio

Structured Products (34.1%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
Ally Auto Receivables Trust, Series 2016-1, Class D, 2.840%, 9/15/22	180,000	181
Ally Master Owner Trust, Series 2015-3, Class A, 1.630%, 5/15/20(b)	1,195,000	1,196
Ally Master Owner Trust, Series 2017-2, Class A, 1.574%, (ICE LIBOR USD 1 Month plus 0.34%), 6/15/21	95,000	95
Ally Master Owner Trust, Series 2017-3, Class A1, 1.664%, (ICE LIBOR USD 1 Month plus 0.43%), 6/15/22	75,000	75
AmeriCredit Automobile Receivables Trust, Series 14-3, Class D, 3.130%, 10/8/20	445,000	451
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class E, 3.580%, 8/9/21	175,000	177
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class E, 3.370%, 11/8/21	375,000	380
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/8/20	520,000	523
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class E, 3.720%, 3/8/22	170,000	173
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/9/20	220,000	221
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class E, 3.660%, 3/8/22	150,000	152
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.260%, 11/8/19	114,647	115
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class A3, 1.270%, 1/8/20	122,420	122
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class D, 3.000%, 6/8/21	245,000	247
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class D, 3.340%, 8/8/21	310,000	314
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A3, 1.700%, 7/8/20	195,438	196
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A3, 1.810%, 10/8/20	75,000	75
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D, 2.710%, 9/8/22	380,000	379
Americredit Automobile Receivables Trust, Series 2016-4, Class A3, 1.530%, 7/8/21	385,000	384
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.710%, 8/18/22	175,000	176
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B, 2.240%, 6/19/23	185,000	184
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C, 2.690%, 6/19/23	195,000	195
AmeriCredit Automobile Receivables, Series 2016-1, Class C, 2.890%, 1/10/22(b)	1,120,000	1,134
ARI Fleet Lease Trust, Series 2015-A, Class A2, 1.110%, 11/15/18 144A	58,495	58
ARI Fleet Lease Trust, Series 2015-A, Class A3, 1.670%, 9/15/23 144A	520,000	519
ARI Fleet Lease Trust, Series 2016-A, Class A2, 1.820%, 7/15/24 144A	306,845	307
ARI Fleet Lease Trust, Series 2017-A, 1.910%, 4/15/26 144A	135,000	135

Structured Products (34.1%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
ARI Fleet Lease Trust, Series 2017-A, Class A3, 2.280%, 4/15/26 144A	700,000	701
Ascentium Equipment Receivables Trust LLC, Series 2015-2A, Class A3, 1.930%, 3/11/19 144A	344,637	345
Ascentium Equipment Receivables Trust LLC, Series 2016-1A, Class A2, 1.750%, 11/13/18 144A	65,727	66
Ascentium Equipment Receivables Trust LLC, Series 2016-2A, Class A2, 1.460%, 4/10/19 144A	108,704	109
Ascentium Equipment Receivables Trust LLC, Series 2017-1A, Class A2, 1.870%, 7/10/19 144A	160,000	160
Ascentium Equipment Receivables Trust LLC, Series 2017-1A, Class A3, 2.290%, 6/10/21 144A	160,000	160
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/19 144A	275,000	275
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.970%, 2/20/20 144A	135,000	136
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.660%, 2/20/20 144A	670,000	678
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/20 144A	155,000	156
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/21 144A	940,000	942
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/21	415,000	414
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A, 3.500%, (AFC), 1/28/58	926,685	951
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class A, 3.500%, (AFC), 6/28/57	793,680	813
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.500%, (AFC), 1/28/55 144A	280,218	287
BMW Vehicle Lease Trust, Series 2016-2, Class A3, 1.430%, 9/20/19	215,000	214
BMW Vehicle Lease Trust, Series 2017-1, Class A3, 1.980%, 5/20/20	325,000	326
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.510%, 2/16/21	130,000	130
Capital Auto Receivables Asset Trust, Series 2013-4, Class D, 3.220%, 5/20/19	300,000	301
Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.730%, 9/20/19	209,003	209
Capital Auto Receivables Asset Trust, Series 2015-3, Class A2, 1.720%, 1/22/19	227,288	227
Capital Auto Receivables Asset Trust, Series 2015-4, Class A2, 1.620%, 3/20/19	156,128	156
Capital Auto Receivables Asset Trust, Series 2016-1, Class A3, 1.730%, 4/20/20	225,171	225
Capital Auto Receivables Asset Trust, Series 2016-2, Class A4, 1.630%, 1/20/21	175,000	174
Capital Auto Receivables Asset Trust, Series 2016-3, Class A3, 1.540%, 8/20/20	120,000	120
The Carlyle Global Market Strategies, Ltd., Series 2015-1A, Class AR, 2.307%, 2.307%, (3 Month LIBOR plus 1.00%), 4/20/27	425,000	425
CarMax Auto Owner Trust, Series 2014-4, Class A4, 1.810%, 7/15/20	250,000	250

Short-Term Bond Portfolio

Structured Products (34.1%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
CarMax Auto Owner Trust, Series 2015-3, Class D, 3.270%, 3/15/22	220,000	222
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.520%, 2/16/21	315,000	314
CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.400%, 8/15/21	400,000	397
CCG Receivables Trust, Series 2015-1, Class A2, 1.460%, 11/14/18 144A	58,265	58
CCG Receivables Trust, Series 2015-1, Class B, 2.600%, 1/17/23 144A	370,000	371
CCG Receivables Trust, Series 2016-1, Class A2, 1.690%, 9/14/22 144A	138,931	139
CCG Receivables Trust, Series 2017-1, Class A2, 1.840%, 11/14/23 144A	265,000	265
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A2, 1.360%, 1/15/20 144A	81,576	82
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A3, 1.640%, 7/15/21 144A	125,000	125
CNH Equipment Trust, Series 2014-B, Class A4, 1.610%, 5/17/21	1,122,854	1,123
CNH Equipment Trust, Series 2015-B, Class A3, 1.370%, 7/15/20	384,950	385
CNH Equipment Trust, Series 2015-C, Class B, 2.400%, 2/15/23	570,000	572
CNH Equipment Trust, Series 2016-C, Class A3, 1.440%, 12/15/21	260,000	258
Commercial Mortgage Trust, Series 2017-COR2, Class A1, 2.111%, 9/10/50	320,000	320
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 144A	560,625	562
Diamond Resorts Owner Trust, Series 2014-1, Class A, 2.540%, 5/20/27 144A	104,789	104
Diamond Resorts Owner Trust, Series 2015-1, Class A, 2.730%, 7/20/27 144A	83,699	84
Diamond Resorts Owner Trust, Series 2015-2, Class A, 2.990%, 5/22/28 144A	91,344	90
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.300%, 9/20/20 144A	68,628	69
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 1.590%, 2/22/21 144A	203,573	204
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 1.830%, 9/20/21 144A	674,549	675
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.740%, 2/22/22 144A	499,271	499
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.130%, 7/20/22 144A	200,000	201
Fifth Third Auto Trust, Series 2014-2, Class A4, 1.380%, 12/15/20	351,442	351
Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.290%, 4/15/19	98,331	98
Ford Credit Floorplan Master Owner Trust A, Series 2013-4, Class C, 2.290%, 6/15/20	1,070,000	1,072
Ford Credit Floorplan Master Owner Trust A, Series 2016-3, Class A1, 1.550%, 7/15/21	490,000	487
Ford Credit Floorplan Master Owner Trust A, Series 2016-3, Class B, 1.750%, 7/15/21	190,000	189

Structured Products (34.1%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
Ford Credit Floorplan Master Owner Trust A, Series 2017-1, Class B, 2.250%, 5/15/22	480,000	479
GM Financial Automobile Leasing Trust, Series 2015-1, Class D, 3.010%, 3/20/20	140,000	140
GM Financial Automobile Leasing Trust, Series 2016-2, Class A3, 1.620%, 9/20/19	415,000	415
GM Financial Automobile Leasing Trust, Series 2016-3, Class B, 1.970%, 5/20/20	225,000	224
GM Financial Automobile Leasing Trust, Series 2017-2, 2.020%, 9/21/20	325,000	326
GM Financial Automobile Leasing Trust, Series 2017-3, Class A4, 2.120%, 9/20/21	115,000	115
GM Financial Automobile Leasing Trust, Series 2017-3, Class C, 2.730%, 9/20/21	140,000	139
GM Financial Leasing Trust, Series 2017-1, Class A4, 2.260%, 8/20/20	75,000	75
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1, 1.650%, 5/15/20 144A	290,000	290
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.410%, 5/17/21 144A	125,000	126
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class C, 2.850%, 5/17/21 144A	100,000	100
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class C, 2.970%, 1/18/22 144A	260,000	261
GMF Floorplan Owner Revolving Trust, Series 2017-2, Class C, 2.630%, 7/15/22	170,000	169
GMF Floorplan Owner Revolving Trust, Series 2017-3, Class B, 2.260%, 8/16/21	715,000	713
GMF Floorplan Owner Revolving Trust, Series 2017-3, Class C, 2.460%, 8/16/21	855,000	853
GreatAmerica Leasing Receivables Funding LLC, Series 2016-1, Class A3, 1.730%, 6/20/19 144A	350,000	350
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A2, 1.720%, 4/22/19 144A	100,000	100
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A3, 2.060%, 6/22/20 144A	100,000	100
Halcyon Loan Advisors Funding, Ltd., Series 2014-3A, Class B1R0, (3 Month LIBOR plus 1.70%), 10/22/25 144A	345,000	345
Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.660%, 12/26/28 144A	152,735	153
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.960%, (EXE), 12/26/28 144A	87,277	87
Huntington Auto Trust, Series 2016-1, Class A4, 1.930%, 4/15/22	325,000	325
Hyundai Auto Lease Securitization Trust, Series 2015-B, Class A3, 1.400%, 11/15/18 144A	108,139	108
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A3, 1.600%, 7/15/19 144A	175,000	175
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A4, 1.680%, 4/15/20 144A	100,000	100
Hyundai Auto Lease Securitization Trust, Series 2016-C, Class A4, 1.650%, 7/15/20 144A	290,000	289
Hyundai Auto Lease Securitization Trust, Series 2016-C, Class B, 1.860%, 5/17/21 144A	320,000	319

Short-Term Bond Portfolio

Structured Products (34.1%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3, 1.970%, 7/15/20 144A	500,000	501
Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 4/15/19	60,439	60
John Deere Owner Trust, Series 2015-A, Class A3, 1.320%, 6/17/19	77,300	77
John Deere Owner Trust, Series 2016-A, Class A3, 1.360%, 4/15/20	345,000	344
John Deere Owner Trust, Series 2016-B, Class A3, 1.250%, 6/15/20	215,000	214
KKR CLO 12, Ltd., 2.354%, (3 Month LIBOR plus 1.05%), 7/15/27	705,000	706
Kubota Credit Owner Trust, Series 2014-1A, Class A4, 1.670%, 7/15/20 144A(b)	1,134,273	1,135
Kubota Credit Owner Trust, Series 2016-1A, Class A3, 1.500%, 7/15/20 144A	605,000	602
Mercedes-Benz Auto Lease Trust, Series 2016-A, Class A3, 1.520%, 3/15/19	400,000	400
MMAF Equipment Finance LLC, Series 2015-AA, Class A3, 1.390%, 10/16/19 144A	105,588	106
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 1.730%, 5/18/20 144A	395,000	395
MVW Owner Trust, Series 2015-1A, Class A, 2.520%, 12/20/32 144A	325,207	324
MVW Owner Trust, Series 2017-1A, Class A, 2.420%, 12/20/34	118,934	119
MVW Owner Trust, Series 2017-1A, Class B, 2.750%, 12/20/34	99,112	99
MVW Owner Trust, Series 2017-1A, Class C, 2.990%, 12/20/34	109,023	109
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239%, 6/25/26 144A	66,979	68
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013%, (AFC), 8/25/26 144A	50,920	52
Nissan Auto Lease Trust, Series 2016-B, Class A4, 1.610%, 1/18/22	370,000	369
Nissan Master Owner Trust Receivables, Series 2015-A, Class A2, 1.440%, 1/15/20	400,000	400
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.540%, 6/15/21	335,000	333
Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1.664%, (ICE LIBOR USD 1 Month plus 0.43%), 4/18/22	1,110,000	1,115
Santander Drive Auto Receivables Trust, Series 2014-3, Class D, 2.650%, 8/17/20	55,000	55
Santander Drive Auto Receivables Trust, Series 2015-3, Class D, 3.490%, 5/17/21	345,000	350
Santander Drive Auto Receivables Trust, Series 2015-4, Class D, 3.530%, 8/16/21	240,000	246
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.740%, 12/15/21	705,000	710
Santander Drive Auto Receivables Trust, Series 2015-5, Class D, 3.650%, 12/15/21	345,000	353
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.470%, 12/15/20	170,000	171
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.460%, 3/15/22	274,000	275

Structured Products (34.1%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.100%, 6/15/21	50,000	50
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.580%, 5/16/22	65,000	65
Santander Drive Auto Receivables Trust, Series 2017-3, Class B, 2.190%, 3/15/22	365,000	364
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A, 2.400%, 3/22/32 144A	279,137	279
Sierra Receivables Funding Co. LLC, Series 2016-3A, Class A, 2.430%, 10/20/33 144A	362,719	362
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A, 2.910%, 3/20/34 144A	114,659	115
Sierra Receivables Funding Co., LLC, Series 2015-3A, Class A, 2.580%, 9/20/32 144A	263,786	264
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.430%, 6/20/32 144A	138,269	138
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A, 3.080%, 3/21/33 144A	399,512	403
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A, 2.330%, 7/20/33 144A	113,579	113
SLM Student Loan Trust, Series 2007-7, Class A4, 1.644%, (3 Month LIBOR plus 0.33%), 1/25/22	284,000	280
SLM Student Loan Trust, Series 2008-4, Class A4, 2.964%, (3 Month LIBOR plus 1.65%), 7/25/22	82,119	84
SLM Student Loan Trust, Series 2008-5, Class A4, 3.014%, (3 Month LIBOR plus 1.70%), 7/25/23	221,100	228
SLM Student Loan Trust, Series 2008-9, Class A, 2.814%, (3 Month LIBOR plus 1.50%), 4/25/23	159,130	163
SMART ABS Trust, Series 2015-3US, Class A3A, 1.660%, 8/14/19	416,547	416
SMART ABS Trust, Series 2016-2US, Class A2A, 1.450%, 8/14/19	524,695	523
SMB Private Education Loan Trust, Series 2015-A, Class A2B, 2.234%, (ICE LIBOR USD 1 Month plus 1.00%), 6/15/27 144A	275,000	278
Springleaf Funding Trust, Series 2016-AA, Class A, 2.900%, 11/15/29 144A	180,000	181
Synchrony Credit Card Master Note Trust, Series 2013-1, Class B, 1.690%, 3/15/21	465,000	465
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A, 1.610%, 11/15/20(b)	1,155,000	1,155
Synchrony Credit Card Master Note Trust, Series 2015-1, Class B, 2.640%, 3/15/23	250,000	251
Synchrony Credit Card Master Note Trust, Series 2015-4, Class B, 2.620%, 9/15/23	305,000	306
Towd Point Mortgage Trust, Series 2015-4, Class A1B, 2.750%, (AFC), 4/25/55 144A	296,506	298
Towd Point Mortgage Trust, Series 2015-5, Class A1B, 2.750%, (AFC), 5/25/55 144A	274,938	276
Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.750%, (AFC), 2/25/55 144A	150,833	152
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.000%, (AFC), 2/25/55 144A	191,643	193
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, (AFC), 8/25/55 144A	127,193	128

Short-Term Bond Portfolio

Structured Products (34.1%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, (AFC), 4/25/56 144A	101,419	101
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.750%, (AFC), 10/25/56 144A	485,978	489
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.750%, (AFC), 4/25/57 144A	324,346	326
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.750%, (AFC), 6/25/57	681,044	685
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.750%, (AFC), 6/25/57	333,683	335
Verizon Owner Trust, Series 2016-2A, Class A, 1.680%, 5/20/21 144A	500,000	498
Verizon Owner Trust, Series 2016-2A, Class B, 2.150%, 5/20/21 144A	340,000	339
Verizon Owner Trust, Series 2016-2A, Class C, 2.360%, 5/20/21 144A	270,000	270
Verizon Owner Trust, Series 2017-1A, Class B, 2.450%, 9/20/21 144A	110,000	111
Verizon Owner Trust, Series 2017-1A, Class C, 2.650%, 9/20/21 144A	150,000	151
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A4, 1.450%, 9/21/20	363,416	363
Volvo Financial Equipment LLC, Series 2014-1A, Class C, 1.940%, 11/15/21 144A	265,000	265
Volvo Financial Equipment LLC, Series 2016-1A, Class A3, 1.670%, 2/18/20 144A	175,000	175
Wendys Funding LLC, Series 2015-1A, Class A2I, 3.371%, 6/15/45 144A	857,500	865
Wheels SPV 2 LLC, Series 2015-1A, Class A2, 1.270%, 4/22/24 144A	40,687	41
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.590%, 5/20/25 144A	161,895	162
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A3, 1.450%, 8/15/19	480,000	479

Total		56,949

Mortgage Securities (14.3%)
Ally Auto Receivables Trust, Series 2017-2, Class C, 2.460%, 9/15/22	70,000	70
Ally Auto Receivables Trust, Series 2017-2, Class D, 2.930%, 11/15/23	95,000	95
BAMLL Commercial Mortgage Securities Trust, Series 2014-IP, Class A, 2.808%, (CSTR), 6/15/28 144A	475,000	476
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class A1, 1.957%, 2/15/50	133,115	133
BANK, Series 2017-BNK4, Class A1, 2.002%, 5/15/50	548,385	547
CD Commerical Mortgage Trust, Series 2007-CD5, Class AMA, 6.581%, (CSTR), 11/15/44	420,979	421
CD Mortgage Trust, Series 2016-CD2, Class A1, 1.848%, 11/10/49	611,636	608
CD Mortgage Trust, Series 2017-CD3, Class A1, 1.965%, 2/10/50	140,826	140
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A1, 1.485%, 10/10/47	136,861	137

Structured Products (34.1%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A1, 1.353%, 2/10/48	116,722	116
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A1, 1.637%, 6/10/48	331,857	331
Citigroup Commercial Mortgage Trust, Series 2015-GC33, 1.643%, 9/10/58	314,731	313
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A1, 1.648%, 9/15/48	120,299	120
CLNS Trust, Series 2017-IKPR, Class A, 2.035%, (ICE LIBOR USD 1 Month plus 0.80%), 6/11/32 144A	240,000	240
COLT Funding LLC, 2.415%, (AFC), 10/25/47	685,000	685
COLT Funding LLC, 2.568%, (AFC), 10/25/47	290,000	290
COLT Funding LLC, 2.773%, (AFC), 10/25/47	125,000	125
COLT Funding LLC, Series 2017-1, Class A1, 2.614%, (AFC), 5/27/47 144A	480,205	486
Colt Funding LLC, Series 2017-1, Class A3, 3.074%, (AFC), 5/27/47 144A	84,247	85
Commercial Mortgage Pass Through Certificates, Series 2014-CR21, Class A1, 1.494%, 12/10/47	47,621	47
Commercial Mortgage Pass Through Certificates, Series 2014-UBS6, Class A1, 1.445%, 12/10/47	83,843	84
Commercial Mortgage Pass Through Certificates, Series 2015-CR22, Class A1, 1.569%, 3/10/48	41,824	42
Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A1, 1.737%, 8/10/48	250,924	250
Commercial Mortgage Pass Through Certificates, Series 2015-CR26, Class A1, 1.604%, 10/10/48	269,489	268
Commercial Mortgage Pass Through Certificates, Series 2015-LC23, Class A2, 3.221%, 10/10/48	605,000	620
Commercial Mortgage Pass Through Certificates, Series 2015-PC1, Class A1, 1.667%, 7/10/50	383,271	383
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A1, 1.770%, 2/10/49	28,142	28
Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.959%, (CSTR), 7/10/38	207,521	209
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A1, 1.684%, 4/15/50	45,620	46
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1, 1.454%, 6/15/57	509,643	507
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1, 1.717%, 8/15/48	236,865	236
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class A1, 1.747%, 11/15/48	70,568	70
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A1, 2.025%, 9/15/50	200,000	200
Enterprise Fleet Financing, LLC., Series 2017-2, Class A2, 1.970%, 1/20/23 144A	155,000	155
Fannie Mae Connecticut Avenue Securities, Series 2016-C01, Class 2M1, 3.387%, (ICE LIBOR USD 1 Month plus 2.15%), 9/25/28	93,427	94
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M1, 2.537%, (ICE LIBOR USD 1 Month plus 1.30%), 7/25/29	368,917	372
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M1, 2.187%, (ICE LIBOR USD 1 Month plus 0.95%), 10/25/29	636,209	639

Short-Term Bond Portfolio

Structured Products (34.1%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
FDIC Guaranteed Notes Trust, Series 2010-S2, Class 2A, 2.570%, 7/29/47 144A	157,490	157
Federal Home Loan Mortgage Corp., 3.500%, 3/1/46	106,541	111
Federal Home Loan Mortgage Corp., 5.000%, 4/1/18	4,773	5
Federal Home Loan Mortgage Corp., 5.500%, 5/1/22	130,389	137
Federal Home Loan Mortgage Corp., 6.000%, 12/1/28	10,637	12
Federal Home Loan Mortgage Corp., 6.000%, 9/1/34	3,739	4
Federal Home Loan Mortgage Corp., 6.000%, 2/1/35	62,411	70
Federal Home Loan Mortgage Corp., 6.000%, 9/1/35	21,324	24
Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	3,663	5
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 15-HQ2, Class M1, 2.337%, (ICE LIBOR USD 1 Month plus 1.10%), 5/25/25	15,039	15
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class M1, 2.437%, (ICE LIBOR USD 1 Month plus 1.20%), 8/25/29	482,623	487
Federal Home Loan Mortgage Corp., Series 2015-DNA1, Class M1, 2.137%, (ICE LIBOR USD 1 Month plus 0.90%), 10/25/27	71,705	72
Federal Home Loan Mortgage Corp., Series 2016-DNA1, Class M1, 2.687%, (ICE LIBOR USD 1 Month plus 1.45%), 7/25/28	148,074	149
Federal Home Loan Mortgage Corp., Series 2016-HQA1, Class M1, 2.987%, (ICE LIBOR USD 1 Month plus 1.75%), 9/25/28	78,568	79
Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M1, 2.437%, (ICE LIBOR USD 1 Month plus 1.20%), 7/25/29	240,719	243
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1, 2.437%, (ICE LIBOR USD 1 Month plus 1.20%), 10/25/29	674,712	682
Federal Home Loan Mortgage Corp., Series 2017-HQA2, Class M1, 2.037%, (ICE LIBOR USD 1 Month plus 0.80%), 12/25/29	245,415	246
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1, 3.905%, (CSTR), 5/25/47	147,896	149
Federal Home Loan Mortgage Corp., Series 3718, Class BC, 2.000%, 2/15/25	465,176	464
Federal Home Loan Mortgage Corp., Series 4092, Class CL, 1.250%, 6/15/27(b)	1,462,313	1,420
Federal National Mortgage Association, 2.500%, 10/1/22	688,989	697
Federal National Mortgage Association, 2.500%, 12/1/22	174,943	177
Federal National Mortgage Association, 3.000%, 6/1/22	194,419	200
Federal National Mortgage Association, 3.000%, 4/1/24	463,430	476
Federal National Mortgage Association, 3.000%, 8/1/28	494,953	510
Federal National Mortgage Association, 3.000%, 2/1/30	138,162	142
Federal National Mortgage Association, 3.000%, 4/1/30	241,074	248

Structured Products (34.1%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Federal National Mortgage Association, 3.000%, 7/1/30	578,210	595
Federal National Mortgage Association, 3.000%, 9/1/30	289,909	299
Federal National Mortgage Association, 3.500%, 5/1/27	937,556	977
Federal National Mortgage Association, 3.500%, 4/1/46(b)	2,874,966	2,966
Federal National Mortgage Association, 3.500%, 8/1/46	780,543	805
Federal National Mortgage Association, 3.500%, 10/1/46	348,356	359
Federal National Mortgage Association, 4.000%, 2/1/29(b)	1,097,996	1,154
Federal National Mortgage Association, 4.500%, 5/1/40	178,457	193
Federal National Mortgage Association, 4.500%, 9/1/40	165,167	179
Federal National Mortgage Association, 4.500%, 2/1/44	617,032	663
Federal National Mortgage Association, 5.000%, 10/1/33	222,397	245
Federal National Mortgage Association, 5.500%, 8/1/37	124,503	139
Federal National Mortgage Association, 5.500%, 2/1/38	465,478	522
Federal National Mortgage Association, 6.000%, 8/1/22	62,824	66
Federal National Mortgage Association, 6.000%, 3/1/34	105,853	121
Federal National Mortgage Association, 6.000%, 8/1/34	294,163	337
Federal National Mortgage Association, 6.000%, 11/1/34	11,718	13
Federal National Mortgage Association, 6.000%, 12/1/34	3,651	4
Federal National Mortgage Association, 6.000%, 4/1/35	6,929	8
Federal National Mortgage Association, 6.000%, 5/1/38	4,977	6
Federal National Mortgage Association, 6.000%, 10/1/40	247,725	281
Federal National Mortgage Association, 6.500%, 7/1/32	34,771	40
Federal National Mortgage Association, 6.500%, 12/1/32	39,342	45
Federal National Mortgage Association REMICS, Series 2013-74, Class AD, 2.000%, 7/25/23	409,677	408
Federal National Mortgage Association, Series 2010-95, Class BK, 1.500%, 2/25/20	221,310	221
Federal National Mortgage Association, Series 2011-113, Class AG, 2.500%, 11/25/26	274,804	277
Federal National Mortgage Association, Series 2016-83, Class FA, 1.737%, (ICE LIBOR USD 1 Month plus 0.50%), 11/25/46	284,952	288

Short-Term Bond Portfolio

Structured Products (34.1%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Federal National Mortgage Association, Series 2016-85, Class FA, 1.737%, (ICE LIBOR USD 1 Month plus 0.50%), 11/25/46	509,146	509
Federal National Mortgage Association, Series 2016-85, Class FG, 1.737%, (ICE LIBOR USD 1 Month plus 0.50%), 11/25/46	519,955	525
Federal National Mortgage Association, Series 2016-C01, Class 2M1, 3.337%, (ICE LIBOR USD 1 Month plus 2.10%), 8/25/28	283,899	286
Federal National Mortgage Association, Series 2016-C07, Class 2M1, 2.537%, (ICE LIBOR USD 1 Month plus 1.30%), 5/25/29	285,048	286
Federal National Mortgage Association, Series 2017-C02, Class 2M1, 2.387%, (ICE LIBOR USD 1 Month plus 1.15%), 9/25/29	539,200	543
Federal National Mortgage Association, Series 2017-C04, Class 2M1, 2.087%, (ICE LIBOR USD 1 Month plus 0.85%), 11/25/29	403,578	405
Federal National Mortgage Association, Series 2017-C05, Class 1M1, 1.787%, (ICE LIBOR USD 1 Month plus 0.55%), 1/25/30	827,713	827
Federal National Mortgage Association, Series 2017-C06, Class 1M1, 1.987%, (ICE LIBOR USD 1 Month plus 0.75%), 2/25/30	631,063	632
Federal National Mortgage Association, Series 2017-C06, Class 2M1, 1.987%, (ICE LIBOR USD 1 Month plus 0.75%), 2/25/30	243,203	244
Freddie Mac Structured Agency Credit Risk Debt Notes, Series DNA3, Class M1, 1.985%, (ICE LIBOR USD 1 Month plus 0.75%), 3/25/30	415,000	415
Government National Mortgage Association, 3.500%, 12/20/42	11,140	12
Government National Mortgage Association, 3.500%, 9/20/43	163,404	171
Government National Mortgage Association, 5.000%, 3/20/34	597,203	653
Government National Mortgage Association, 5.500%, 6/20/37	141,613	156
Great Wolf Trust, Series 2017-Wolf, Class A, 2.090%, (ICE LIBOR USD 1 Month plus 0.85%), 9/15/34	310,000	310
Great Wolf Trust, Series 2017-Wolf, Class C, 2.560%, (ICE LIBOR USD 1 Month plus 1.32%), 9/15/34	455,000	455
GS Mortgage Securities Trust, Series 2014-EB1A, Class 2A1, 2.469%, (CSTR), 7/25/44 144A	65,693	65
GS Mortgage Securities Trust, Series 2015-GC28, Class A1, 1.528%, 2/10/48	187,735	187
GS Mortgage Securities Trust, Series 2015-GC32, Class A1, 1.593%, 7/10/48	165,999	166
GS Mortgage Securities Trust, Series 2016-GS3, Class A1, 1.429%, 10/10/49	76,773	76
GS Mortgage Securities Trust, Series 2017-GS7, Class A1, 1.950%, 8/10/50	331,866	330
Hospitality Mortgage Trust, Series 2017-HIT, Class A, 2.082%, (ICE LIBOR USD 1 Month plus 0.85%), 5/8/30 144A	235,000	235
Hyundai Auto Receivables Trust, Series 2017-A, Class B, 2.380%, 4/17/23	150,000	150

Structured Products (34.1%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 6.138%, (CSTR), 4/17/45	8,874	9
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A1, 1.462%, 8/15/49	234,499	231
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A1, 1.596%, 1/15/48	219,141	219
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A1, 1.414%, 2/15/48	158,038	157
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A1, 1.445%, 10/15/48	320,349	319
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A1, 1.626%, 5/15/48	130,871	130
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A1, 1.738%, 7/15/48	538,752	538
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, (AFC), 4/25/57 144A	107,167	107
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, 2.750%, (AFC), 7/25/59 144A	629,177	633
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A1, 1.706%, 5/15/48	208,642	208
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A1, 1.389%, 9/15/49	122,532	121
Morgan Stanley Bank of American Merrill Lynch Trust, Series 2014-C19, Class A1, 1.573%, 12/15/47	172,672	172
Morgan Stanley Capital I, Inc., Series 2015-MS1, Class A1, 1.638%, 5/15/48	222,753	222
Neuberger Berman CLO XIX Ltd., Series 2015-19a, Class A1R, 1.000%, 7/15/27 144A	250,000	250
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.475%, (CSTR), 8/15/39	66,384	67
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A1, 1.437%, 12/15/47	222,763	222
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A1, 1.454%, 2/15/48	105,175	105
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A1, 1.730%, 2/15/48	60,842	61
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A1, 1.531%, 5/15/48	121,436	121
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A1, 1.471%, 4/15/50	128,154	128
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2, 3.020%, 7/15/58	530,000	540
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A1, 1.577%, 1/15/59	266,392	265
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1, 1.441%, 10/15/49	130,972	130
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1, 1.968%, 7/15/50	277,607	277
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A1, 1.975%, 9/15/50	168,553	168
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 3.327%, (CSTR), 12/25/34	292,419	300

Total		41,198

Total Structured Products
(Cost: $98,021)		98,147

Short-Term Bond Portfolio

Short-Term Investments (3.4%)	Shares/ $ Par	Value $ (000’s)

Commercial Paper (0.7%)
Catholic Health Initiatives, 0.000%, 10/5/17	475,000	475
ONEOK, Inc., 0.000%, 10/16/17	1,435,000	1,434

Total		1,909

Short-Term Investments (3.4%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds (2.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.920%#	7,895,294	7,895

Total		7,895

Total Short-Term Investments
(Cost: $9,806)		9,804

Total Investments (98.9%)
(Cost: $283,687)(a)		284,272

Other Assets, Less
Liabilities (1.1%)		3,295

Net Assets (100.0%)		287,567

#	7 day yield as of September 30, 2017.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the value of these securities (in thousands) was $60,758 representing 21.1% of the net assets.

AFC — Available Funds Cap security—Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.

CSTR — Collateral Strip Rate security—interest is based on the weighted net interest rate of the collateral.

EXE — Security receives collateral principal and interest paid which exceeds the amount of principal and interest obligated to all bonds in the deal.

GO — General Obligation

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $283,687 and the net unrealized appreciation of investments based on that cost was $585 which is comprised of $1,034 aggregate gross unrealized appreciation and $449 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note Futures (Short) (Total Notional Amount at September 30, 2017, $5,500	55	12/17	$6,892	$(89)
US Two Year Treasury Note Futures (Long) (Total Notional Amount at September 30, 2017, $59,400	297	12/17	$64,064	(171)

(l)	This security is being valued using significant unobservable inputs.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

Short-Term Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$-	$668	$-
Corporate Bonds	-	141,684	-
Government Bonds	-	33,969	-
Structured Products
Asset Backed Securities	-	56,829	120
Mortgage Securities	-	41,198	-
Short-Term Investments	7,895	1,909	-
Total Assets:	$7,895	$276,257	$120
Liabilities:
Other Financial Instruments^
Futures	-	(260)	-
Total Liabilities:	$-	$(260)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

For the period ended September 30, 2017, there were transfers from Level 3 to Level 2 in the amount of $1,327 (in thousands). These transfers were the result of an increase in the quantity of observable inputs for securities that were previously priced by a third party vendor utilizing a broker quote.

Select Bond Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Corporate Bonds (24.3%)	Shares/ $ Par	Value $ (000’s)

Basic Materials (0.6%)
Barrick North America Finance LLC, 5.700%, 5/30/41	1,510,000	1,801
BHP Billiton Finance USA, Ltd., 5.000%, 9/30/43	1,035,000	1,221
CF Industries, Inc., 3.400%, 12/1/21 144A	2,185,000	2,227
CF Industries, Inc., 4.500%, 12/1/26 144A	1,708,000	1,787
Corp. Nacional del Cobre de Chile, 3.625%, 8/1/27 144A	1,780,000	1,774
Corp. Nacional del Cobre de Chile, 4.500%, 8/1/47 144A	1,275,000	1,294
International Paper Co., 5.150%, 5/15/46	2,485,000	2,782
Sherwin-Williams Co., 2.750%, 6/1/22	2,675,000	2,693
Sherwin-Williams Co., 3.450%, 6/1/27	1,036,000	1,043
Vale Overseas, Ltd., 6.250%, 8/10/26	1,745,000	1,980

Total		18,602

Communications (3.6%)
Amazon.com, Inc., 1.900%, 8/21/20 144A	3,742,000	3,751
Amazon.com, Inc., 2.400%, 2/22/23 144A	3,976,000	3,966
Amazon.com, Inc., 2.800%, 8/22/24 144A	621,000	623
Amazon.com, Inc., 3.150%, 8/22/27 144A	4,141,000	4,171
Amazon.com, Inc., 3.875%, 8/22/37 144A	590,000	600
Amazon.com, Inc., 4.050%, 8/22/47 144A	1,535,000	1,564
Amazon.com, Inc., 4.250%, 8/22/57 144A	620,000	636
AT&T, Inc., 3.400%, 5/15/25(b)	8,196,000	8,085
AT&T, Inc., 3.900%, 8/14/27	3,309,000	3,315
AT&T, Inc., 3.950%, 1/15/25	1,265,000	1,299
AT&T, Inc., 4.450%, 4/1/24	2,955,000	3,135
AT&T, Inc., 4.900%, 8/14/37	2,205,000	2,228
AT&T, Inc., 5.150%, 2/14/50	1,183,000	1,189
AT&T, Inc., 5.250%, 3/1/37	3,335,000	3,510
AT&T, Inc., 5.300%, 8/14/58	1,294,000	1,308
AT&T, Inc., 5.450%, 3/1/47	2,605,000	2,756
CBS Corp., 2.500%, 2/15/23	3,560,000	3,512
CBS Corp., 3.375%, 2/15/28	1,790,000	1,738
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 3.750%, 2/15/28 144A	1,395,000	1,365
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	1,060,000	1,122
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.908%, 7/23/25	2,795,000	2,988
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 5.375%, 5/1/47 144A	2,528,000	2,626
Cisco Systems, Inc., 1.400%, 9/20/19(b)	6,265,000	6,234
Cisco Systems, Inc., 1.850%, 9/20/21	3,830,000	3,790
Comcast Corp., 2.350%, 1/15/27	1,510,000	1,409
Comcast Corp., 3.150%, 2/15/28	4,630,000	4,613
Comcast Corp., 4.000%, 8/15/47	620,000	630
Discovery Communications LLC, 3.950%, 3/20/28	1,174,000	1,166
Discovery Communications LLC, 4.875%, 4/1/43	1,245,000	1,213
Discovery Communications LLC, 4.950%, 5/15/42	620,000	613

Corporate Bonds (24.3%)	Shares/ $ Par	Value $ (000’s)

Communications continued
Discovery Communications LLC, 5.200%, 9/20/47	721,000	732
Grupo Televisa SAB, 5.000%, 5/13/45	1,105,000	1,111
NBCUniversal Media LLC, 4.450%, 1/15/43	405,000	431
Nokia OYJ, 3.375%, 6/12/22	4,665,000	4,706
Nokia OYJ, 4.375%, 6/12/27	640,000	658
Telefonica Emisiones SAU, 5.213%, 3/8/47	1,600,000	1,761
Time Warner Cable, Inc., 6.550%, 5/1/37	770,000	904
Time Warner, Inc., 3.800%, 2/15/27	1,570,000	1,570
Time Warner, Inc., 4.850%, 7/15/45	255,000	259
Verizon Communications, Inc., 2.946%, 3/15/22	2,100,000	2,136
Verizon Communications, Inc., 4.125%, 3/16/27	2,095,000	2,186
Verizon Communications, Inc., 4.125%, 8/15/46	5,185,000	4,714
Verizon Communications, Inc., 4.272%, 1/15/36	1,878,000	1,845
Verizon Communications, Inc., 4.400%, 11/1/34	4,399,000	4,402
Verizon Communications, Inc., 5.012%, 8/21/54	1,053,000	1,056
Viacom, Inc., 4.375%, 3/15/43	675,000	581
Viacom, Inc., 4.850%, 12/15/34	1,411,000	1,330

Total		105,537

Consumer, Cyclical (1.5%)
Alimentation Couche-Tard, Inc., 2.700%, 7/26/22 144A	3,675,000	3,687
Alimentation Couche-Tard, Inc., 3.550%, 7/26/27 144A	2,200,000	2,218
CK Hutchison International 17, Ltd., 2.750%, 3/29/23 144A	1,266,000	1,260
Costco Wholesale Corp., 2.300%, 5/18/22	3,970,000	3,974
Costco Wholesale Corp., 2.750%, 5/18/24	3,425,000	3,433
Costco Wholesale Corp., 3.000%, 5/18/27	3,990,000	3,998
Ford Motor Co., 5.291%, 12/8/46	2,480,000	2,588
Ford Motor Credit Co. LLC, 2.979%, 8/3/22(b)	5,190,000	5,168
Ford Motor Credit Co. LLC, 3.339%, 3/28/22	2,815,000	2,861
General Motors Co., 4.200%, 10/1/27	1,036,000	1,051
General Motors Co., 5.150%, 4/1/38	2,175,000	2,230
General Motors Co., 5.400%, 4/1/48	1,135,000	1,177
General Motors Financial Co., Inc., 4.350%, 1/17/27	4,055,000	4,167
Hyundai Capital America, 3.250%, 9/20/22 144A	2,062,000	2,058
McDonald’s Corp., 2.750%, 12/9/20	1,400,000	1,426
McDonald’s Corp., 4.875%, 12/9/45	2,473,000	2,784

Total		44,080

Consumer, Non-cyclical (3.6%)
Abbott Laboratories, 3.750%, 11/30/26	4,510,000	4,628
Abbott Laboratories, 4.900%, 11/30/46	505,000	564
AbbVie, Inc., 2.500%, 5/14/20	4,170,000	4,220
AbbVie, Inc., 2.900%, 11/6/22	1,020,000	1,034
AbbVie, Inc., 3.200%, 5/14/26	1,895,000	1,899
AbbVie, Inc., 4.450%, 5/14/46	2,840,000	2,989
AbbVie, Inc., 4.500%, 5/14/35	1,015,000	1,092
Actavis Funding SCS, 3.800%, 3/15/25	3,020,000	3,136
Anheuser-Busch InBev Finance, Inc., 2.650%, 2/1/21(b)	5,840,000	5,935

Select Bond Portfolio

Corporate Bonds (24.3%)	Shares/ $ Par	Value $ (000’s)

Consumer, Non-cyclical continued
Anheuser-Busch InBev Finance, Inc., 3.300%, 2/1/23	2,089,000	2,166
Anheuser-Busch InBev Finance, Inc., 3.650%, 2/1/26	2,271,000	2,349
Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	3,379,000	3,817
BAT Capital Corp., 2.297%, 8/14/20 144A	1,645,000	1,650
BAT Capital Corp., 2.764%, 8/15/22 144A	4,380,000	4,405
BAT Capital Corp., 3.222%, 8/15/24 144A	2,197,000	2,202
BAT Capital Corp., 3.557%, 8/15/27 144A	1,646,000	1,663
BAT Capital Corp., 4.540%, 8/15/47 144A	877,000	902
Becton Dickinson and Co., 2.404%, 6/5/20	3,605,000	3,618
Becton Dickinson and Co., 2.894%, 6/6/22	3,020,000	3,030
Becton Dickinson and Co., 3.363%, 6/6/24	3,020,000	3,048
Becton Dickinson and Co., 3.700%, 6/6/27	2,410,000	2,437
Becton, Dickinson, and Co., 4.685%, 12/15/44	2,030,000	2,146
Celgene Corp., 5.000%, 8/15/45	3,405,000	3,849
Church & Dwight Co., Inc., 2.450%, 8/1/22	835,000	832
Church & Dwight Co., Inc., 3.150%, 8/1/27	1,351,000	1,338
Church & Dwight Co., Inc., 3.950%, 8/1/47	835,000	827
Eli Lilly & Co., 2.350%, 5/15/22	1,005,000	1,007
Eli Lilly & Co., 3.100%, 5/15/27	1,510,000	1,519
Eli Lilly & Co., 3.950%, 5/15/47	905,000	937
ERAC USA Finance LLC, 2.700%, 11/1/23 144A	725,000	710
ERAC USA Finance LLC, 3.300%, 12/1/26 144A	2,620,000	2,570
ERAC USA Finance LLC, 4.500%, 2/15/45 144A	520,000	517
Kraft Heinz Foods Co., 2.800%, 7/2/20	4,305,000	4,383
Kraft Heinz Foods Co., 3.000%, 6/1/26	2,670,000	2,558
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,762,000	1,740
Laboratory Corp. of America Holdings, 3.250%, 9/1/24	1,770,000	1,775
Laboratory Corp. of America Holdings, 3.600%, 9/1/27	1,769,000	1,779
Perrigo Finance PLC, 3.900%, 12/15/24	1,900,000	1,941
Perrigo Finance Unlimited Co., 4.375%, 3/15/26	1,900,000	1,970
Reynolds American, Inc., 5.850%, 8/15/45	3,001,000	3,672
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/23	3,605,000	3,583
Shire Acquisitions Investments Ireland Designated Activity Co., 3.200%, 9/23/26	4,285,000	4,224
Thermo Fisher Scientific, Inc., 3.200%, 8/15/27	2,955,000	2,923
Thermo Fisher Scientific, Inc., 4.100%, 8/15/47	1,887,000	1,892

Total		105,476

Energy (2.5%)
Anadarko Petroleum Corp., 4.500%, 7/15/44	1,085,000	1,033
Anadarko Petroleum Corp., 4.850%, 3/15/21	1,232,000	1,307
Anadarko Petroleum Corp., 5.550%, 3/15/26	2,987,000	3,336
Apache Corp., 4.250%, 1/15/44	1,000,000	939
BP Capital Markets PLC, 3.588%, 4/14/27	3,495,000	3,595
BP Capital Markets PLC, 3.723%, 11/28/28	450,000	464
Cimarex Energy Co., 4.375%, 6/1/24	2,030,000	2,147
Concho Resources, Inc., 3.750%, 10/1/27	1,881,000	1,889
Concho Resources, Inc., 4.875%, 10/1/47	880,000	918
Enbridge Energy Partners LP, 5.500%, 9/15/40	1,270,000	1,328
Enbridge Energy Partners LP, 7.375%, 10/15/45	745,000	960

Corporate Bonds (24.3%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Enbridge, Inc., 2.900%, 7/15/22	2,618,000	2,633
Enbridge, Inc., 3.700%, 7/15/27	1,790,000	1,815
Encana Corp., 6.500%, 2/1/38	1,690,000	2,000
Energy Transfer Partners LP, 2.500%, 6/15/18	2,165,000	2,173
Energy Transfer Partners LP, 6.125%, 12/15/45	1,872,000	2,056
Halliburton Co., 5.000%, 11/15/45	2,130,000	2,336
Hess Corp., 5.800%, 4/1/47	545,000	560
Kinder Morgan Energy Partners LP, 5.400%, 9/1/44	1,155,000	1,201
Kinder Morgan, Inc., 3.150%, 1/15/23	4,141,000	4,163
Kinder Morgan, Inc., 5.000%, 2/15/21 144A	4,420,000	4,742
Kinder Morgan, Inc., 5.550%, 6/1/45	1,175,000	1,266
Marathon Oil Corp., 6.600%, 10/1/37	911,000	1,048
Marathon Petroleum Corp., 4.750%, 9/15/44	565,000	562
Marathon Petroleum Corp., 5.000%, 9/15/54	1,265,000	1,223
Newfield Exploration Co., 5.625%, 7/1/24	1,100,000	1,180
Petroleos Mexicanos, 2.460%, 12/15/25(b)	5,456,150	5,485
Petroleos Mexicanos, 5.625%, 1/23/46	2,025,000	1,883
Petroleos Mexicanos, 6.500%, 3/13/27 144A	3,641,000	4,035
Petroleos Mexicanos, 6.750%, 9/21/47 144A	735,000	782
Petroleos Mexicanos, 6.750%, 9/21/47	810,000	862
Phillips 66 Partners LP, 4.900%, 10/1/46	1,885,000	1,887
Plains All American Pipeline LP, 4.500%, 12/15/26	515,000	523
Sabine Pass Liquefaction LLC, 4.200%, 3/15/28	425,000	428
Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	2,159,000	2,303
Sabine Pass Liquefaction, LLC, 5.875%, 6/30/26	1,130,000	1,261
Shell International Finance BV, 4.000%, 5/10/46	1,891,000	1,913
TC Pipelines LP, 3.900%, 5/25/27	1,690,000	1,693
Williams Partners LP, 3.750%, 6/15/27	2,400,000	2,397
Williams Partners LP, 5.100%, 9/15/45	1,395,000	1,466

Total		73,792

Financial (6.7%)
ACE INA Holdings, Inc., 4.350%, 11/3/45	1,690,000	1,857
Air Lease Corp., 2.625%, 7/1/22	4,215,000	4,185
Air Lease Corp., 3.625%, 4/1/27	2,660,000	2,662
American International Group, Inc., 4.375%, 1/15/55	415,000	402
American International Group, Inc., 6.250%, 5/1/36	1,675,000	2,141
Banco Santander SA, 3.500%, 4/11/22	2,200,000	2,253
Banco Santander SA, 4.250%, 4/11/27	1,510,000	1,567
Bank of America Corp., 2.503%, 10/21/22(b)	5,545,000	5,493
Bank of America Corp., 3.824%, (3 Month LIBOR plus 1.58%), 1/20/28	4,637,000	4,768
Bank of America Corp., 4.244%, (3 Month LIBOR plus 1.81%), 4/24/38	2,359,000	2,493
Bank of America Corp., 4.450%, 3/3/26	1,675,000	1,771
The Bank of New York Mellon Corp., 3.250%, 5/16/27	3,449,000	3,499
Brighthouse Financial, Inc., 3.700%, 6/22/27 144A	2,975,000	2,921
Brighthouse Financial, Inc., 4.700%, 6/22/47 144A	1,075,000	1,050
Capital One Financial Corp., 3.750%, 3/9/27	1,060,000	1,072
Capital One Financial Corp., 4.200%, 10/29/25	756,000	777
Capital One NA, 2.650%, 8/8/22	3,969,000	3,949
Citigroup, Inc., 4.450%, 9/29/27	3,515,000	3,710

Select Bond Portfolio

Corporate Bonds (24.3%)	Shares/ $ Par	Value $ (000’s)

Financial continued
Credit Suisse Group AG, 2.997%, (3 Month LIBOR plus 1.20%), 12/14/23 144A	3,755,000	3,744
Credit Suisse Group Funding Guernsey, Ltd., 3.800%, 6/9/23	1,105,000	1,144
Credit Suisse Securities Sociedad de Valores, 3.800%, 9/15/22	2,300,000	2,387
Credit Suisse Securities Sociedad de Valores, 4.550%, 4/17/26	2,755,000	2,953
DDR Corp., 3.375%, 5/15/23	2,775,000	2,738
DDR Corp., 4.625%, 7/15/22	3,042,000	3,224
Digital Realty Trust LP, 2.750%, 2/1/23	830,000	826
Digital Realty Trust LP, 3.700%, 8/15/27	1,770,000	1,787
DNB Bank ASA, 2.125%, 10/2/20 144A	5,500,000	5,497
The Goldman Sachs Group, Inc., 2.750%, 9/15/20(b)	2,590,000	2,623
The Goldman Sachs Group, Inc., 3.272%, (3 Month LIBOR plus 1.20%), 9/29/25	2,270,000	2,273
The Goldman Sachs Group, Inc., 3.500%, 11/16/26	827,000	829
The Goldman Sachs Group, Inc., 6.750%, 10/1/37	3,629,000	4,788
Goodman US Finance Three LLC, 4.500%, 10/15/37	617,000	625
The Guardian Life Insurance Co. of America, 4.850%, 1/24/77 144A	192,000	205
HSBC Holdings PLC, 2.650%, 1/5/22(b)	6,380,000	6,403
HSBC Holdings PLC, 3.262%, (3 Month LIBOR plus 1.06%), 3/13/23(b)	5,360,000	5,471
HSBC Holdings PLC, 4.041%, (3 Month LIBOR plus 1.55%), 3/13/28	1,145,000	1,195
HSBC Holdings PLC, 4.375%, 11/23/26	3,202,000	3,338
ING Groep NV, 3.150%, 3/29/22	2,620,000	2,670
ING Groep NV, 3.950%, 3/29/27	2,255,000	2,350
Intesa Sanpaolo SpA, 3.125%, 7/14/22 144A	4,095,000	4,105
Intesa Sanpaolo SpA, 3.875%, 7/14/27 144A	3,710,000	3,725
JPMorgan Chase & Co., 2.295%, 8/15/21	4,895,000	4,891
JPMorgan Chase & Co., 2.950%, 10/1/26(b)	5,957,000	5,830
JPMorgan Chase & Co., 2.972%, 1/15/23(b)	5,590,000	5,677
JPMorgan Chase & Co., 3.882%, (3 Month LIBOR plus 1.36%), 7/24/38	3,920,000	3,952
JPMorgan Chase & Co., 4.260%, (3 Month LIBOR plus 1.58%), 2/22/48	3,035,000	3,185
Kemper Corp., 4.350%, 2/15/25	2,730,000	2,767
Lazard Group LLC, 3.750%, 2/13/25	3,450,000	3,519
Metropolitan Life Global Funding I, 1.950%, 9/15/21 144A	1,750,000	1,722
Mid-America Apartments LP, 3.600%, 6/1/27	1,710,000	1,717
Mid-America Apartments LP, 3.750%, 6/15/24	2,680,000	2,763
Mid-America Apartments LP, 4.000%, 11/15/25	1,380,000	1,434
Mid-America Apartments LP, 4.300%, 10/15/23	1,155,000	1,225
Morgan Stanley, 2.625%, 11/17/21	5,054,000	5,072
Morgan Stanley, 2.750%, 5/19/22	7,195,000	7,235
Morgan Stanley, 3.625%, 1/20/27	3,582,000	3,631
Morgan Stanley, 3.971%, (3 Month LIBOR plus 1.46%), 7/22/38	2,070,000	2,082
Morgan Stanley, 4.350%, 9/8/26	197,000	206
Morgan Stanley, 4.375%, 1/22/47	545,000	580

Corporate Bonds (24.3%)	Shares/ $ Par	Value $ (000’s)

Financial continued
Nippon Life Insurance Co., 4.000%, (USD ICE SWAP RATE 11:00am NY 5Y plus 2.88%), 9/19/47 144A	2,110,000	2,089
Public Storage, 2.370%, 9/15/22	2,984,000	2,976
Public Storage, 3.094%, 9/15/27	2,367,000	2,359
Regency Centers, LP, 3.600%, 2/1/27	1,099,000	1,097
Tanger Properties LP, 3.750%, 12/1/24	1,330,000	1,333
Tanger Properties LP, 3.875%, 12/1/23	1,445,000	1,471
Teachers Insurance & Annuity Association of America, 4.270%, 5/15/47 144A	620,000	641
Teachers Insurance & Annuity Association of America, 4.900%, 9/15/44 144A	925,000	1,045
UBS Group Funding AG, 3.491%, 5/23/23 144A	3,610,000	3,696
UBS Group Funding Jersey, Ltd., 2.650%, 2/1/22 144A	5,000,000	4,980
US Bancorp, 3.150%, 4/27/27	1,307,000	1,315
Washington Prime Group LP, 5.950%, 8/15/24	1,040,000	1,060
WEA Finance LLC, 3.150%, 4/5/22 144A	2,915,000	2,949

Total		195,969

Industrial (1.3%)
FedEx Corp., 4.400%, 1/15/47	1,173,000	1,219
FedEx Corp., 4.550%, 4/1/46	2,545,000	2,711
General Dynamics Corp., 2.625%, 11/15/27	2,375,000	2,298
General Electric Capital Corp., 5.875%, 1/14/38	965,000	1,263
John Deere Capital Corp., 2.150%, 9/8/22	2,060,000	2,041
John Deere Capital Corp., 2.800%, 9/8/27	2,575,000	2,532
Mexico City Airport Trust, 3.875%, 4/30/28 144A	1,675,000	1,669
Mexico City Airport Trust, 5.500%, 7/31/47 144A	1,410,000	1,428
Northrop Grumman Corp., 3.200%, 2/1/27	3,650,000	3,673
Northrop Grumman Corp., 3.250%, 8/1/23	3,270,000	3,370
Northrop Grumman Corp., 3.850%, 4/15/45	1,060,000	1,032
Penske Truck Leasing Co. LP, 2.700%, 3/14/23 144A	2,676,000	2,653
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 144A	1,960,000	2,013
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.400%, 11/15/26 144A	3,155,000	3,117
Valmont Industries, Inc., 5.250%, 10/1/54	1,560,000	1,528
Vulcan Martials Co., 4.500%, 6/15/47	1,205,000	1,222
Wabtec Corp., 3.450%, 11/15/26	2,440,000	2,399

Total		36,168

Technology (2.5%)
Analog Devices, Inc., 2.500%, 12/5/21	2,275,000	2,280
Analog Devices, Inc., 3.125%, 12/5/23	2,435,000	2,470
Analog Devices, Inc., 3.500%, 12/5/26	1,850,000	1,868
Apple, Inc., 1.800%, 5/11/20	4,870,000	4,872
Apple, Inc., 2.300%, 5/11/22(b)	10,190,000	10,230
Apple, Inc., 2.850%, 5/11/24	4,530,000	4,585
Apple, Inc., 3.000%, 2/9/24	4,015,000	4,114
Apple, Inc., 3.200%, 5/11/27	3,020,000	3,075
Apple, Inc., 3.350%, 2/9/27	3,000,000	3,089
Apple, Inc., 4.250%, 2/9/47	200,000	215
Apple, Inc., 4.375%, 5/13/45	1,015,000	1,103
Fidelity National Information Services, Inc., 2.250%, 8/15/21	1,800,000	1,788

Select Bond Portfolio

Corporate Bonds (24.3%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Fidelity National Information Services, Inc., 2.850%, 10/15/18	3,135,000	3,172
Fidelity National Information Services, Inc., 3.625%, 10/15/20	1,411,000	1,469
Hewlett Packard Enterprise Co., 4.900%, 10/15/25	1,045,000	1,105
Hewlett Packard Enterprise Co., 6.350%, 10/15/45	2,740,000	2,904
Microsoft Corp., 2.000%, 8/8/23	2,725,000	2,670
Microsoft Corp., 2.400%, 2/6/22	4,060,000	4,104
Microsoft Corp., 2.875%, 2/6/24	3,540,000	3,618
Microsoft Corp., 3.450%, 8/8/36	1,050,000	1,058
Microsoft Corp., 3.700%, 8/8/46	2,265,000	2,284
Microsoft Corp., 4.100%, 2/6/37	2,050,000	2,222
Microsoft Corp., 4.500%, 2/6/57	500,000	566
VMware, Inc., 2.300%, 8/21/20	3,560,000	3,570
VMware, Inc., 2.950%, 8/21/22	2,955,000	2,973
VMware, Inc., 3.900%, 8/21/27	1,780,000	1,799

Total		73,203

Utilities (2.0%)
Alabama Power Co., 2.450%, 3/30/22	2,590,000	2,591
American Electric Power Co., Inc., 1.650%, 12/15/17	3,490,000	3,490
Appalachian Power Co., 3.300%, 6/1/27	1,690,000	1,707
Baltimore Gas & Electric Co., 3.750%, 8/15/47	2,065,000	2,056
Commonwealth Edison Co., 2.950%, 8/15/27	2,380,000	2,369
Commonwealth Edison Co., 3.750%, 8/15/47	695,000	698
Dominion Resources, Inc., 1.600%, 8/15/19	2,075,000	2,062
Dominion Resources, Inc., 2.000%, 8/15/21	1,555,000	1,529
Duke Energy Carolinas LLC, 2.500%, 3/15/23	1,745,000	1,754
Duke Energy Carolinas LLC, 3.875%, 3/15/46	1,110,000	1,139
Duke Energy Corp., 1.800%, 9/1/21	2,365,000	2,317
Duke Energy Corp., 3.150%, 8/15/27	518,000	514
Duke Energy Florida LLC, 3.400%, 10/1/46	1,035,000	975
Duquesne Light Holdings, Inc., 3.616%, 8/1/27 144A	3,030,000	3,009
Electricite de France SA, 6.000%, 1/22/14 144A	1,380,000	1,538
Enel Finance International NV, 2.875%, 5/25/22 144A	5,270,000	5,304
Georgia Power Co., 4.300%, 3/15/42	530,000	554
Indiana Michigan Power Co., 4.550%, 3/15/46	1,110,000	1,233
IPALCO Enterprises, Inc., 3.700%, 9/1/24 144A	1,810,000	1,814
Nisource Finance Corp., 3.950%, 3/30/48	619,000	610
Northern States Power Co., 3.600%, 9/15/47	2,583,000	2,548
Oklahoma Gas & Electric Co., 4.150%, 4/1/47	2,190,000	2,319
PECO Energy Co., 3.150%, 10/15/25	2,775,000	2,816
PPL Electric Utilities Corp., 4.150%, 10/1/45	1,825,000	1,945
Sierra Pacific Power Co., 2.600%, 5/1/26	2,390,000	2,309
The Southern Co., 4.400%, 7/1/46	1,465,000	1,518
Southern Co. Gas Capital Corp., 2.450%, 10/1/23	1,580,000	1,546
Southwestern Electric Power Co., 3.900%, 4/1/45	735,000	737
Southwestern Public Service Co., 3.700%, 8/15/47	1,554,000	1,546
SP PowerAssets, Ltd., 3.000%, 9/26/27 144A	1,276,000	1,271
Virginia Electric & Power Co., 2.950%, 11/15/26	1,510,000	1,501

Total		57,319

Total Corporate Bonds
(Cost: $699,994)		710,146

Governments (35.1%)	Shares/ $ Par	Value $ (000’s)

Governments (35.1%)
Colombia Government International Bond, 3.875%, 4/25/27	1,904,000	1,934
Federal National Mortgage Association, 0.010%, 10/9/19	9,320,000	8,984
Indonesia Government International Bond, 3.700%, 1/8/22 144A	3,165,000	3,284
Indonesia Government International Bond, 4.350%, 1/8/27 144A	1,740,000	1,846
Israel Government International Bond, 4.500%, 1/30/43	1,825,000	1,980
Japan Bank for International Cooperation, 1.750%, 5/28/20	3,250,000	3,223
Japan Bank for International Cooperation, 1.875%, 4/20/21	1,392,000	1,376
Japan Bank for International Cooperation, 2.500%, 6/1/22	300,000	303
Japan Bank for International Cooperation, 2.250%, 2/24/20	4,658,000	4,680
Mexico Government International Bond, 4.000%, 10/2/23	1,925,000	2,035
Province of Ontario, 1.625%, 1/18/19	4,175,000	4,171
Republic of Chile, 3.860%, 6/21/47	2,370,000	2,411
Republic of Paraguay, 6.100%, 8/11/44 144A	1,660,000	1,863
Saudi Government International Bond, 2.875%, 3/4/23 144A	5,155,000	5,116
Saudi Government International Bond, 3.625%, 3/4/28 144A	3,160,000	3,119
Saudi Government International Bond, 4.625%, 10/4/47 144A	1,200,000	1,207
Slovenia Government International Bond, 5.500%, 10/26/22 144A	2,970,000	3,386
Slovenia Government International Bond, 5.850%, 5/10/23 144A	4,483,000	5,232
United Mexican States, 5.750%, 10/12/2110	3,186,000	3,415
US Treasury, 1.125%, 2/28/21	11,390,000	11,168
US Treasury, 1.125%, 7/31/21	36,287,000	35,404
US Treasury, 1.250%, 4/30/19	16,392,000	16,345
US Treasury, 1.250%, 5/31/19	10,388,000	10,356
US Treasury, 1.250%, 6/30/19	15,484,000	15,430
US Treasury, 1.250%, 8/31/19	1,812,000	1,806
US Treasury, 1.250%, 9/15/20	119,884,000	119,055
US Treasury, 1.375%, 7/31/19	289,000	288
US Treasury, 1.375%, 9/30/19	83,812,000	83,638
US Treasury, 1.375%, 8/31/20	6,569,000	6,524
US Treasury, 1.500%, 5/31/20	34,382,000	34,307
US Treasury, 1.500%, 8/15/20	26,369,000	26,291
US Treasury, 1.500%, 8/15/26	45,432,000	42,541
US Treasury, 1.625%, 7/31/20	48,346,000	48,372
US Treasury, 1.625%, 8/31/22	26,526,000	26,161
US Treasury, 1.750%, 12/31/20	5,464,000	5,474
US Treasury, 1.750%, 9/30/22	33,486,000	33,405
US Treasury, 1.875%, 1/31/22	23,754,000	23,766
US Treasury, 1.875%, 3/31/22	29,714,000	29,705
US Treasury, 1.875%, 4/30/22	12,220,000	12,209
US Treasury, 1.875%, 7/31/22	25,024,000	24,969
US Treasury, 1.875%, 8/31/24	3,484,000	3,422

Select Bond Portfolio

Governments (35.1%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury, 2.000%, 10/31/21	26,150,000	26,338
US Treasury, 2.000%, 12/31/21	44,186,000	44,460
US Treasury, 2.000%, 11/15/26	24,891,000	24,256
US Treasury, 2.250%, 2/15/27	53,802,000	53,476
US Treasury, 2.250%, 8/15/27	57,468,000	57,077
US Treasury, 2.375%, 5/15/27	14,225,000	14,284
US Treasury, 2.500%, 2/15/46	19,549,000	18,180
US Treasury, 2.500%, 5/15/46	25,816,000	23,989
US Treasury, 2.750%, 8/15/47	10,651,000	10,420
US Treasury, 2.875%, 11/15/46	10,029,000	10,065
US Treasury, 3.000%, 11/15/45	24,338,000	25,035
US Treasury, 3.000%, 2/15/47	28,958,000	29,787
US Treasury, 3.000%, 5/15/47	19,272,000	19,831

Total Governments
(Cost: $1,036,519)		1,027,399

Municipal Bonds (0.7%)

Municipal Bonds (0.7%)
County of Clark Department of Aviation, 6.820%, 7/1/45 RB	2,440,000	3,571
Los Angeles Community College District/CA, Series 2010-E, 6.750%, 8/1/49 GO	2,600,000	3,962
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	2,445,000	3,628
The Ohio State University, 4.800%, 6/1/11 RB	1,070,000	1,165
Port Authority of New York & New Jersey, 4.458%, 10/1/62 RB	3,540,000	3,962
State of California, Series 2010, 7.600%, 11/1/40 GO	1,870,000	2,926

Total Municipal Bonds
(Cost: $18,470)		19,214

Structured Products (46.1%)

Asset Backed Securities (12.2%)
Ally Master Owner Trust, Series 2017-1, Class A, 1.634%, (ICE LIBOR USD 1 Month plus 0.40%), 2/15/21	1,729,000	1,732
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/23 144A	3,879,000	3,910
Bank of the West Auto Trust, Series 2014-1, Class A3, 1.090%, 3/15/19 144A	31,647	32
Barclays PLC, Series 2017-2, Class A, 1.534%, (ICE LIBOR USD 1 Month plus 0.30%), 5/15/23	2,948,000	2,952
California Republic Auto Receivables Trust, Series 2016-1, Class A4, 2.240%, 10/15/21	2,142,000	2,153
California Republic Auto Receivables Trust, Series 2017-1, Class A3, 1.900%, 3/15/21	2,569,000	2,567
California Republic Auto Receivables Trust, Series 2017-1, Class A4, 2.280%, 6/15/22	1,177,000	1,181
Capital Auto Receivables Asset Trust, Series 2015-4, Class A2, 1.620%, 3/20/19	1,116,803	1,117
Capital Auto Receivables Asset Trust, Series 2015-4, Class A4, 2.010%, 7/20/20	1,879,000	1,884
Capital Auto Receivables Asset Trust, Series 2016-1, Class A4, 1.980%, 10/20/20	1,690,000	1,693

Structured Products (46.1%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
Capital Auto Receivables Asset Trust, Series 2016-2, Class A2A, 1.320%, 1/22/19	190,733	191
Capital Auto Receivables Asset Trust, Series 2016-3, Class A2A, 1.360%, 4/22/19	611,123	611
Capital Auto Receivables Asset Trust, Series 2016-3, Class A4, 1.690%, 3/20/21	1,365,000	1,361
Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A, 1.390%, 1/15/21	340,000	340
College Ave Student Loans, Series 2017-A, Class A1, 2.887%, (ICE LIBOR USD 1 Month plus 1.65%), 11/26/46	2,074,126	2,074
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 2.220%, 1/20/23 144A	3,219,000	3,218
Flagship Credit Auto Trust, Series 2016-3, Class A2, 2.050%, 11/15/20 144A	1,820,000	1,822
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 2.730%, 3/25/21 144A	7,045,000	7,049
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 2.670%, 9/25/21 144A	5,403,000	5,357
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 2.950%, 3/25/22 144A	2,766,000	2,758
Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 2.270%, 7/25/20 144A	3,577,000	3,560
Hertz Vehicle Financing LLC, Series 2016-3A, Class B, 3.110%, 7/25/20 144A	1,173,000	1,163
Hertz Vehicle Financing LLC, Series 2016-4, Class A, 2.650%, 7/25/22 144A	3,698,000	3,641
Hertz Vehicle Financing LLC, Series 2017-2A, Class A, 3.290%, 10/25/23	5,167,000	5,132
Naviant Student Loan Trust, Series 2016-1A, Class A, 1.937%, (ICE LIBOR USD 1 Month plus 0.70%), 2/25/70 144A	10,302,657	10,215
Navient Private Education Loan Trust, Series 2014-AA, Class A3, 2.834%, (ICE LIBOR USD 1 Month plus 1.60%), 10/15/31 144A	3,434,000	3,501
Navient Private Education Loan Trust, Series 2014-CTA, Class A, 1.934%, (ICE LIBOR USD 1 Month plus 0.70%), 9/16/24 144A	1,856,491	1,857
Navient Private Education Loan Trust, Series 2015-CA, Class B, 3.250%, 5/15/40 144A	2,181,000	2,205
Navient Student Loan Trust, Series 2014-1, Class A3, 1.744%, (ICE LIBOR USD 1 Month plus 0.51%), 6/25/31	2,186,000	2,177
Navient Student Loan Trust, Series 2015-AA, Class A2B, 2.434%, (ICE LIBOR USD 1 Month plus 1.20%), 12/15/28 144A	1,080,276	1,096
Navient Student Loan Trust, Series 2016-5A, Class A, 2.487%, (ICE LIBOR USD 1 Month plus 1.25%), 6/25/65 144A	1,617,515	1,650
Navient Student Loan Trust, Series 2016-7A, Class A, 2.387%, (ICE LIBOR USD 1 Month plus 1.15%), 3/25/66 144A	3,400,320	3,441
Navient Student Loan Trust, Series 2016-AA, Class A2A, 3.910%, 12/15/45 144A	7,142,000	7,388

Select Bond Portfolio

Structured Products (46.1%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
Navient Student Loan Trust, Series 2016-AA, Class A2B, 3.384%, (ICE LIBOR USD 1 Month plus 2.15%), 12/15/45 144A	2,106,000	2,190
Navient Student Loan Trust, Series 2017-1A, Class A3, 2.387%, (ICE LIBOR USD 1 Month plus 1.15%), 7/26/66 144A	11,939,000	12,181
Navient Student Loan Trust, Series 2017-2A, Class A, 2.284%, (ICE LIBOR USD 1 Month plus 1.05%), 12/27/66 144A	8,087,962	8,198
Navient Student Loan Trust, Series 2017-3A, Class A3, 2.287%, (ICE LIBOR USD 1 Month plus 1.05%), 7/26/66 144A	5,914,000	5,989
Navient Student Loan Trust, Series 2017-4A, Class A3, 2.237%, (ICE LIBOR USD 1 Month plus 1.00%), 9/27/66	8,793,000	8,874
Navient Student Loan Trust, Series 2017-5A, Class A, 2.048%, (ICE LIBOR USD 1 Month plus 0.80%), 7/26/66(l)	11,529,000	11,516
Nelnet Student Loan Trust, Series 2004-3, Class A5, 1.494%, (3 Month LIBOR plus 0.18%), 10/27/36	672,885	659
Nelnet Student Loan Trust, Series 2004-4, Class A5, 1.474%, (3 Month LIBOR plus 0.16%), 1/25/37	3,318,752	3,283
Nelnet Student Loan Trust, Series 2005-1, Class, A5, 1.424%, (3 Month LIBOR plus 0.11%), 10/25/33	10,209,888	10,012
Nelnet Student Loan Trust, Series 2005-2, Class A5, 1.423%, (3 Month LIBOR plus 0.10%), 3/23/37	3,547,528	3,465
Nelnet Student Loan Trust, Series 2005-3, Class A5, 1.407%, (3 Month LIBOR plus 0.12%), 12/24/35	9,381,086	9,229
Nelnet Student Loan Trust, Series 2005-4, Clas A4, 1.467%, (3 Month LIBOR plus 0.18%), 3/22/32	1,731,000	1,670
Nelnet Student Loan Trust, Series 2006-2, Class A6, 1.434%, (3 Month LIBOR plus 0.12%), 4/25/31	7,268,000	7,264
Nelnet Student Loan Trust, Series 2016-1A, Class A, 2.037%, (ICE LIBOR USD 1 Month plus 0.80%), 9/25/65 144A	3,794,634	3,848
Nelnet Student Loan Trust, Series 2017-2A, Class A, 2.007%, (ICE LIBOR USD 1 Month plus 0.77%), 9/25/65	5,666,191	5,688
Santander Drive Auto Receivables Trust, Series 2017-3, Class A3, 1.870%, 6/15/21	2,521,000	2,518
SLM Private Education Loan Trust, Series 2012-D, Class A2, 2.950%, 2/15/46 144A	634,785	636
SLM Private Education Loan Trust, Series 2013-B, Class A2B, 2.334%, (ICE LIBOR USD 1 Month plus 1.10%), 6/17/30 144A	633,170	639
SLM Student Loan Trust, Series 2003-1, Class A5C, 2.070%, (3 Month LIBOR plus 0.75%), 12/15/32 144A	1,937,394	1,921
SLM Student Loan Trust, Series 2004-10, Class A7A, 2.064%, (3 Month LIBOR plus 0.75%), 10/25/29 144A	5,602,000	5,602
SLM Student Loan Trust, Series 2006-3, Class A5, 1.414%, (3 Month LIBOR plus 0.10%), 1/25/21	4,956,000	4,901
SLM Student Loan Trust, Series 2007-2, Class A4, 1.374%, (3 Month LIBOR plus 0.06%), 7/25/22	6,060,000	5,884

Structured Products (46.1%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
SLM Student Loan Trust, Series 2007-2, Class B, 1.484%, (3 Month LIBOR plus 0.17%), 7/25/25	1,596,000	1,345
SLM Student Loan Trust, Series 2012-1, Class A3, 2.184%, (ICE LIBOR USD 1 Month plus 0.95%), 9/25/28	9,187,843	9,261
SLM Student Loan Trust, Series 2012-2, Class A, 1.937%, (ICE LIBOR USD 1 Month plus 0.70%), 1/25/29	3,410,537	3,418
SLM Student Loan Trust, Series 2012-6, Class A3, 1.987%, (ICE LIBOR USD 1 Month plus 0.75%), 5/26/26	3,514,407	3,493
SLM Student Loan Trust, Series 2012-6, Class B, 2.237%, (ICE LIBOR USD 1 Month plus 1.00%), 4/27/43	1,812,000	1,654
SLM Student Loan Trust, Series 2012-7, Class B, 3.037%, (ICE LIBOR USD 1 Month plus 1.80%), 9/25/43	4,250,000	4,118
SLM Student Loan Trust, Series 2014-2, Class A3, 1.827%, (ICE LIBOR USD 1 Month plus 0.59%), 3/25/55	5,083,000	5,096
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.490%, 6/15/27 144A	1,389,000	1,394
SMB Private Education Loan Trust, Series 2015-A, Class A2B, 2.234%, (ICE LIBOR USD 1 Month plus 1.00%), 6/15/27 144A	3,752,000	3,788
SMB Private Education Loan Trust, Series 2015-B, Class A2A, 2.980%, 7/15/27 144A	1,677,000	1,709
SMB Private Education Loan Trust, Series 2015-B, Class A2B, 2.434%, (ICE LIBOR USD 1 Month plus 1.20%), 7/15/27 144A	5,543,000	5,666
SMB Private Education Loan Trust, Series 2015-C, Class A2A, 2.750%, 7/15/27 144A	2,706,511	2,734
SMB Private Education Loan Trust, Series 2015-C, Class A2B, 2.634%, (ICE LIBOR USD 1 Month plus 1.40%), 7/15/27 144A	1,983,871	2,027
SMB Private Education Loan Trust, Series 2016-A, Class A2A, 2.700%, 5/15/31 144A	6,939,000	6,959
SMB Private Education Loan Trust, Series 2016-A, Class A2B, 2.734%, (ICE LIBOR USD 1 Month plus 1.50%), 5/15/31 144A	8,920,000	9,176
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.430%, 2/17/32 144A	3,352,000	3,326
SMB Private Education Loan Trust, Series 2016-B, Class A2B, 2.684%, (ICE LIBOR USD 1 Month plus 1.45%), 2/17/32 144A	8,058,000	8,330
SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/34 144A	6,011,000	5,932
SMB Private Education Loan Trust, Series 2016-C, Class A2B, 2.334%, (ICE LIBOR USD 1 Month plus 1.10%), 9/15/34 144A	5,766,000	5,866
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.880%, 9/15/34 144A	5,295,000	5,341
SMB Private Education Loan Trust, Series 2017-A, Class A2B, 2.134%, (ICE LIBOR USD 1 Month plus 0.90%), 9/15/34 144A	4,769,000	4,811
SoFi Professional Loan Program LLC, Series 2016-A, Class A2, 2.760%, 12/26/36 144A	3,667,521	3,701

Select Bond Portfolio

Structured Products (46.1%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 2.187%, (ICE LIBOR USD 1 Month plus 0.95%), 1/25/39 144A	819,203	827
SoFi Professional Loan Program LLC, Series 2017-B, Class A2F, 2.740%, 5/25/40 144A	4,081,000	4,098
SoFi Professional Loan Program LLC, Series 2017-C, Class A2B, 2.630%, 7/25/40 144A	3,127,000	3,122
SoFi Professional Loan Program, Series 2016-E, Class A1, 2.087%, (ICE LIBOR USD 1 Month plus 0.85%), 7/25/39 144A	2,157,914	2,176
SoFi Professional Loan Program, Series 2017-A, Class A1, 1.937%, (ICE LIBOR USD 1 Month plus 0.70%), 3/26/40 144A	1,911,830	1,922
SoFi Professional Loan Program, Series 2017-A, Class A2B, 2.400%, 3/26/40 144A	1,877,000	1,861
SoFi Professional Loan Program, Series 2017-D, Class A2FX, 2.650%, 9/25/40	5,364,000	5,339
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A, 1.610%, 11/15/20	2,068,000	2,069
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.370%, 3/15/23	1,621,000	1,635
Synchrony Credit Card Master Note Trust, Series 2015-4, Class A, 2.380%, 9/15/23	2,764,000	2,786
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A, 2.210%, 5/15/24	2,371,000	2,369
Synchrony Credit Card Master Note Trust, Series 2016-3, Class A, 1.580%, 9/15/22	1,200,000	1,193
Synchrony Credit Card Master Note Trust, Series 2017-1, Class A, 1.930%, 6/15/23	3,305,000	3,293
TCF Auto Receivables Owner Trust, Series 2016-1A, Class A3, 1.710%, 4/15/21 144A	1,263,000	1,260
TCF Auto Receivables Owner Trust, Series 2016-1A, Class A4, 2.030%, 2/15/22 144A	941,000	935
TCF Auto Receivables Owner Trust, Series 2016-PT1, Class A, 1.930%, 6/15/22 144A	621,981	622
World Financial Network Credit Card Master Trust, Series 2014-C, Class A, 1.540%, 8/16/21	569,000	569
World Financial Network Credit Card Master Trust, Series 2015-B, Class A, 2.550%, 6/17/24	246,000	249
World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/25	6,863,000	6,784
World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/23	2,591,000	2,575
World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.120%, 3/15/24	3,908,000	3,909
World Omni Auto Receivables Trust, Series 2014-B, Class A4, 1.680%, 12/15/20	1,162,000	1,163

Total		357,096

Mortgage Securities (33.9%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.808%, (CSTR), 2/14/43 IO	558,913	11
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A4, 4.961%, (AFC, CSTR), 4/15/44 144A	2,290,000	2,428
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A1, 1.793%, 1/10/48	1,337,774	1,333

Structured Products (46.1%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/58	1,545,000	1,559
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585%, 12/10/54	1,536,000	1,580
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	1,179,000	1,235
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A1, 1.965%, 6/15/50	931,945	929
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.572%, 6/15/50	1,535,000	1,581
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB, 3.367%, 6/15/50	1,226,000	1,254
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class A1, 1.443%, 8/10/49	808,444	797
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-C6, 3.121%, 6/10/50	694,000	706
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class ASB, 3.317%, 5/10/50	1,173,000	1,205
Citigroup / Deutsche Bank Commercial Trust, Series 2016-CD1, Class ASB, 2.622%, 8/10/49	2,660,000	2,629
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2, 1.987%, 4/10/46	2,414,638	2,417
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A4, 3.093%, 4/10/46	923,000	943
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4, 3.635%, 10/10/47	2,716,000	2,831
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class AAB, 2.690%, 4/10/46	1,047,000	1,059
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A4, 3.192%, 4/10/48	1,383,000	1,401
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.500%, 4/25/35	222,136	228
Commercial Mortgage Pass Through Certificates, Series 2010-C1, Class A2, 3.830%, 7/10/46 144A	298,006	299
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3, 2.822%, 10/15/45	1,231,000	1,246
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class A2, 1.801%, 10/15/45	598,396	598
Commercial Mortgage Pass Through Certificates, Series 2013-Cr11, Class A1, 1.468%, 8/10/50	365,798	365
Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class A1, 1.295%, 10/10/46	72,530	72
Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class A3, 3.765%, 10/10/46	407,000	429
Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class A4, 4.046%, 10/10/46	388,000	416
Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A2, 2.122%, 3/10/46	3,699,059	3,702
Commercial Mortgage Pass Through Certificates, Series 2013-CR9, Class ASB, 3.834%, 7/10/45	3,347,000	3,518
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/47	415,000	440
Commercial Mortgage Pass Through Certificates, Series 2014-UBS6, Class A5, 3.644%, 12/10/47	2,228,000	2,320

Select Bond Portfolio

Structured Products (46.1%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Commercial Mortgage Pass Through Certificates, Series 2014-UBS6, Class AM, 4.048%, 12/10/47	2,400,000	2,511
Commercial Mortgage Pass Through Certificates, Series 2016-C0R1, Class ASB, 2.972%, 10/10/49	1,155,000	1,161
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4, Class A5, 3.694%, 8/10/47	893,000	933
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.510%, 9/10/50	1,886,000	1,933
Commercial Mortgage Pass Through Certificates, Series 2013-CR10, Class A2, 2.972%, 8/10/46	1,137,000	1,150
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR, Class A6, 2.500%, (AFC) 7/25/43 144A	3,671,389	3,642
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48	1,597,000	1,667
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.808%, 11/15/48	4,039,000	4,231
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class ASB, 3.533%, 11/15/48	582,000	607
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.594%, (CSTR), 2/18/31 IO(m)	1,663,318	-
Federal Home Loan Mortgage Corp., 2.624%, (ICE LIBOR USD 12 Month plus 1.63%), 7/1/46	4,038,422	4,101
Federal Home Loan Mortgage Corp., 3.000%, 8/15/46	2,831,553	2,891
Federal Home Loan Mortgage Corp., 3.091%, (ICE LIBOR USD 12 Month plus 1.62%), 2/1/45	1,743,266	1,786
Federal Home Loan Mortgage Corp., 3.500%, 9/1/26	581,846	613
Federal Home Loan Mortgage Corp., 3.500%, 12/1/29	16,521,324	17,388
Federal Home Loan Mortgage Corp., 3.500%, 4/1/30	5,642,159	5,939
Federal Home Loan Mortgage Corp., 3.500%, 6/1/30	1,684,296	1,773
Federal Home Loan Mortgage Corp., 3.500%, 7/1/30	3,961,134	4,172
Federal Home Loan Mortgage Corp., 3.500%, 8/1/30	2,720,162	2,865
Federal Home Loan Mortgage Corp., 3.500%, 10/1/30	2,219,274	2,337
Federal Home Loan Mortgage Corp., 3.500%, 11/1/30	5,366,257	5,656
Federal Home Loan Mortgage Corp., 3.500%, 1/1/31	3,168,453	3,340
Federal Home Loan Mortgage Corp., 3.500%, 2/1/31	636,231	671
Federal Home Loan Mortgage Corp., 3.500%, 11/1/31	301,015	318
Federal Home Loan Mortgage Corp., 3.500%, 5/1/32	3,057,789	3,209
Federal Home Loan Mortgage Corp., 3.500%, 6/1/32	1,455,305	1,531
Federal Home Loan Mortgage Corp., 3.500%, 7/1/32	3,779,823	3,995
Federal Home Loan Mortgage Corp., 3.500%, 8/1/32	1,114,342	1,178

Structured Products (46.1%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Federal Home Loan Mortgage Corp., 3.500%, 11/1/35	163,187	171
Federal Home Loan Mortgage Corp., 3.500%, 12/1/35	1,517,658	1,590
Federal Home Loan Mortgage Corp., 3.500%, 12/1/45	425,602	442
Federal Home Loan Mortgage Corp., 4.000%, 10/1/29	9,012,681	9,634
Federal Home Loan Mortgage Corp., 4.000%, 1/1/34	9,014,802	9,598
Federal Home Loan Mortgage Corp., 4.000%, 1/1/35	143,761	155
Federal Home Loan Mortgage Corp., 4.000%, 1/1/36	224,599	240
Federal Home Loan Mortgage Corp., 4.000%, 10/1/36	1,504,408	1,605
Federal Home Loan Mortgage Corp., 4.000%, 3/1/37	798,945	856
Federal Home Loan Mortgage Corp., 4.000%, 8/1/44	788,175	838
Federal Home Loan Mortgage Corp., 4.000%, 12/1/45	996,356	1,057
Federal Home Loan Mortgage Corp., 4.000%, 2/1/46	1,063,497	1,126
Federal Home Loan Mortgage Corp., 4.000%, 6/1/46	1,636,456	1,738
Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	1,154,024	1,236
Federal Home Loan Mortgage Corp., 4.000%, 11/13/47	14,700,000	15,454
Federal Home Loan Mortgage Corp., 4.500%, 8/1/20	2,380,729	2,434
Federal Home Loan Mortgage Corp., 4.500%, 6/1/39	133,146	143
Federal Home Loan Mortgage Corp., 4.500%, 7/1/39	145,395	156
Federal Home Loan Mortgage Corp., 4.500%, 3/1/41	408,146	446
Federal Home Loan Mortgage Corp., 4.500%, 9/15/42	4,748,942	5,087
Federal Home Loan Mortgage Corp., 4.500%, 1/1/45	944,908	1,036
Federal Home Loan Mortgage Corp., 4.500%, 5/1/45	167,571	183
Federal Home Loan Mortgage Corp., 4.500%, 4/1/47	5,211,809	5,685
Federal Home Loan Mortgage Corp., 4.500%, 6/1/47	3,082,865	3,352
Federal Home Loan Mortgage Corp., 5.000%, 5/1/44	617,175	681
Federal Home Loan Mortgage Corp., 5.000%, 6/1/44	2,595,081	2,906
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.000%, 4/15/32	524,792	597
Federal Home Loan Mortgage Corp., Series 3829, Class ED, 3.500%, 10/15/28	521,694	524

Select Bond Portfolio

Structured Products (46.1%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 3838, Class QE, 3.500%, 1/15/29	978,173	985
Federal Home Loan Mortgage Corp., Series 4425, Class A, 4.000%, 9/15/40	3,167,995	3,338
Federal Home Loan Mortgage Corp., Series 4529, Class HC, 3.000%, 10/15/39	1,164,309	1,184
Federal Home Loan Mortgage Corp., Series 4640, Class LD, 4.000%, 9/15/43	10,153,997	10,713
Federal Home Loan Mortgage Corp., Series 4700, 4.000%, 7/15/44	7,100,572	7,498
Federal National Mortgage Association, 4.000%, 5/1/37	605,893	648
Federal National Mortgage Association, 4.000%, 10/1/45	927,404	986
Federal National Mortgage Association, 4.500%, 4/1/47	1,102,553	1,201
Federal National Mortgage Association, 1.500%, 4/25/43	1,424,587	1,317
Federal National Mortgage Association, 2.977%, (ICE LIBOR USD 12 Month plus 1.60%), 5/1/47	971,805	994
Federal National Mortgage Association, 3.000%, 5/25/39	4,577,695	4,669
Federal National Mortgage Association, 3.137%, (ICE LIBOR USD 12 Month plus 1.62%), 3/1/47	4,090,748	4,215
Federal National Mortgage Association, 3.164%, (ICE LIBOR USD 12 Month plus 1.56%), 10/1/43	1,660,985	1,708
Federal National Mortgage Association, 3.234%, (ICE LIBOR USD 12 Month plus 1.62%), 6/1/47	3,884,173	4,000
Federal National Mortgage Association, 3.500%, 8/1/28	55,913	59
Federal National Mortgage Association, 3.500%, 10/1/28	2,106,198	2,200
Federal National Mortgage Association, 3.500%, 9/1/29	121,752	127
Federal National Mortgage Association, 3.500%, 10/1/29	594,088	623
Federal National Mortgage Association, 3.500%, 1/1/30	1,230,231	1,290
Federal National Mortgage Association, 3.500%, 2/1/30	358,395	376
Federal National Mortgage Association, 3.500%, 7/1/30	2,592,193	2,717
Federal National Mortgage Association, 3.500%, 8/1/30	1,729,801	1,814
Federal National Mortgage Association, 3.500%, 1/1/31	2,851,319	2,986
Federal National Mortgage Association, 3.500%, 2/1/31	1,489,180	1,564
Federal National Mortgage Association, 3.500%, 4/1/31	5,355,819	5,618
Federal National Mortgage Association, 3.500%, 5/1/31	905,729	950
Federal National Mortgage Association, 3.500%, 12/1/31	385,172	405
Federal National Mortgage Association, 3.500%, 1/1/32	2,787,333	2,927

Structured Products (46.1%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Federal National Mortgage Association, 3.500%, 2/1/32	492,704	517
Federal National Mortgage Association, 3.500%, 3/1/32	3,000,384	3,130
Federal National Mortgage Association, 3.500%, 4/1/32	5,413,565	5,668
Federal National Mortgage Association, 3.500%, 5/1/32	6,684,741	7,010
Federal National Mortgage Association, 3.500%, 6/1/32	6,954,120	7,283
Federal National Mortgage Association, 3.500%, 8/1/32	4,678,934	4,914
Federal National Mortgage Association, 3.500%, 9/1/32	2,834,141	2,972
Federal National Mortgage Association, 3.500%, 9/1/33	569,076	597
Federal National Mortgage Association, 3.500%, 9/1/36	4,329,791	4,539
Federal National Mortgage Association, 3.500%, 6/1/43	693,495	720
Federal National Mortgage Association, 3.500%, 1/1/46	838,823	867
Federal National Mortgage Association, 3.500%, 3/1/46	1,837,219	1,900
Federal National Mortgage Association, 3.500%, 4/1/46	794,363	821
Federal National Mortgage Association, 3.500%, 6/1/46	965,256	998
Federal National Mortgage Association, 3.500%, 7/1/46	962,946	996
Federal National Mortgage Association, 3.500%, 8/1/46	720,677	747
Federal National Mortgage Association, 3.500%, 10/1/46	551,707	571
Federal National Mortgage Association, 3.500%, 11/1/46	487,580	504
Federal National Mortgage Association, 4.000%, 4/1/24	1,609,735	1,686
Federal National Mortgage Association, 4.000%, 7/1/24	1,114,355	1,167
Federal National Mortgage Association, 4.000%, 1/1/25	2,366,535	2,479
Federal National Mortgage Association, 4.000%, 4/1/25	1,402,708	1,470
Federal National Mortgage Association, 4.000%, 11/1/29	8,335,213	8,898
Federal National Mortgage Association, 4.000%, 3/1/32	253,906	271
Federal National Mortgage Association, 4.000%, 5/1/32	469,337	500
Federal National Mortgage Association, 4.000%, 6/1/32	3,805,712	4,057
Federal National Mortgage Association, 4.000%, 7/1/35	6,415,998	6,882
Federal National Mortgage Association, 4.000%, 11/1/35	3,017,990	3,238

Select Bond Portfolio

Structured Products (46.1%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Federal National Mortgage Association, 4.000%, 1/1/36	4,321,303	4,636
Federal National Mortgage Association, 4.000%, 7/1/36	3,904,759	4,176
Federal National Mortgage Association, 4.000%, 9/1/36	1,654,605	1,768
Federal National Mortgage Association, 4.000%, 11/1/36	1,243,558	1,330
Federal National Mortgage Association, 4.000%, 12/1/36	4,532,750	4,848
Federal National Mortgage Association, 4.000%, 1/1/37	228,257	244
Federal National Mortgage Association, 4.000%, 2/1/37	599,449	641
Federal National Mortgage Association, 4.000%, 3/1/37	6,592,301	7,052
Federal National Mortgage Association, 4.000%, 4/1/37	3,507,994	3,759
Federal National Mortgage Association, 4.000%, 5/1/37	3,236,161	3,467
Federal National Mortgage Association, 4.000%, 6/1/37	3,748,341	4,021
Federal National Mortgage Association, 4.000%, 7/1/37	1,132,318	1,204
Federal National Mortgage Association, 4.000%, 9/1/37	4,445,679	4,753
Federal National Mortgage Association, 4.000%, 11/1/40	3,239,505	3,441
Federal National Mortgage Association, 4.000%, 10/1/43	3,523,820	3,756
Federal National Mortgage Association, 4.000%, 4/1/44	3,244,862	3,469
Federal National Mortgage Association, 4.000%, 5/1/45	5,613,266	5,945
Federal National Mortgage Association, 4.000%, 8/1/45	2,494,853	2,660
Federal National Mortgage Association, 4.000%, 9/1/45	5,469,923	5,850
Federal National Mortgage Association, 4.000%, 12/1/45	1,135,909	1,209
Federal National Mortgage Association, 4.000%, 1/1/46	2,034,579	2,168
Federal National Mortgage Association, 4.000%, 2/1/46	503,371	538
Federal National Mortgage Association, 4.000%, 3/1/46	2,839,225	3,026
Federal National Mortgage Association, 4.000%, 6/1/46	3,031,052	3,231
Federal National Mortgage Association, 4.000%, 7/1/46	4,905,592	5,224
Federal National Mortgage Association, 4.000%, 8/1/46	1,935,381	2,063
Federal National Mortgage Association, 4.000%, 9/1/46	1,497,243	1,596
Federal National Mortgage Association, 4.000%, 11/1/46	5,055,858	5,375

Structured Products (46.1%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Federal National Mortgage Association, 4.000%, 1/1/47	522,952	555
Federal National Mortgage Association, 4.000%, 2/1/47	4,711,457	5,006
Federal National Mortgage Association, 4.000%, 3/1/47	2,188,726	2,329
Federal National Mortgage Association, 4.000%, 4/1/47	12,751,435	13,599
Federal National Mortgage Association, 4.000%, 5/1/47	8,387,444	8,906
Federal National Mortgage Association, 4.000%, 6/1/47	1,697,323	1,794
Federal National Mortgage Association, 4.000%, 7/1/47	2,910,392	3,096
Federal National Mortgage Association, 4.377%, (ICE LIBOR USD 12 Month plus 1.78%), 4/1/40	1,237,607	1,308
Federal National Mortgage Association, 4.500%, 1/1/20	1,078,705	1,103
Federal National Mortgage Association, 4.500%, 5/1/34	102,762	113
Federal National Mortgage Association, 4.500%, 1/1/39	3,436,674	3,695
Federal National Mortgage Association, 4.500%, 2/1/44	14,633,515	15,961
Federal National Mortgage Association, 4.500%, 3/1/44	1,886,051	2,060
Federal National Mortgage Association, 4.500%, 4/1/44	5,668,767	6,180
Federal National Mortgage Association, 4.500%, 6/1/44	2,407,066	2,619
Federal National Mortgage Association, 4.500%, 10/1/44	173,687	190
Federal National Mortgage Association, 4.500%, 6/1/45	425,707	465
Federal National Mortgage Association, 4.500%, 8/1/45	884,816	966
Federal National Mortgage Association, 4.500%, 9/1/45	262,701	287
Federal National Mortgage Association, 4.500%, 11/1/45	3,730,801	4,103
Federal National Mortgage Association, 4.500%, 12/1/45	386,028	422
Federal National Mortgage Association, 4.500%, 2/1/46	491,233	538
Federal National Mortgage Association, 4.500%, 3/1/46	254,550	279
Federal National Mortgage Association, 4.500%, 4/1/46	532,631	584
Federal National Mortgage Association, 4.500%, 6/1/46	8,223,733	9,022
Federal National Mortgage Association, 4.500%, 11/1/46	355,033	391
Federal National Mortgage Association, 4.500%, 2/1/47	1,047,750	1,138
Federal National Mortgage Association, 4.500%, 3/1/47	144,635	158

Select Bond Portfolio

Structured Products (46.1%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Federal National Mortgage Association, 4.500%, 4/1/47	3,236,718	3,531
Federal National Mortgage Association, 4.500%, 5/1/47	13,409,121	14,596
Federal National Mortgage Association, 4.500%, 6/1/47	21,505,833	23,500
Federal National Mortgage Association, 5.000%, 7/1/44	407,892	449
Federal National Mortgage Association, 5.000%, 8/1/56	15,016,037	16,601
Federal National Mortgage Association TBA, 3.000%, 10/17/32	1,100,000	1,130
Federal National Mortgage Association TBA, 3.000%, 10/12/47	4,400,000	4,414
Federal National Mortgage Association TBA, 3.160%, 10/1/27	2,936,000	3,011
Federal National Mortgage Association TBA, 3.500%, 10/12/47	33,800,000	34,844
Federal National Mortgage Association TBA, 3.500%, 11/13/47	33,600,000	34,576
Federal National Mortgage Association TBA, 3.500%, 12/1/42	18,600,000	19,106
Federal National Mortgage Association TBA, 4.000%, 4/1/34	3,755,201	4,015
Federal National Mortgage Association TBA, 4.000%, 10/12/47	12,500,000	13,161
Federal National Mortgage Association, Series 2007-108, Class AN, 8.068%, (WAC), 11/25/37	517,899	599
Federal National Mortgage Association, Series 2011-43, Class AN, 3.500%, 12/25/28	973,931	977
Federal National Mortgage Association, Series 2014-40, Class EP, 3.500%, 10/25/42	2,114,635	2,200
Federal National Mortgage Association, Series 2015-M3, Class FA, 1.457%, (ICE LIBOR USD 1 Month plus 0.22%), 6/25/18	747,696	748
Federal National Mortgage Association, Series 2016-59, Class CA, 3.500%, 9/25/43	7,928,377	8,287
Federal National Mortgage Association, Series 2017-13, Class PA, 3.000%, 8/25/46	3,703,683	3,759
Federal National Mortgage Association, Series 2017-M4, Class A2, 2.684%, (WAC), 12/25/26	2,335,000	2,287
Federal National Mortgage Association, Series 2017-M7, Class A2, 2.961%, (AFC), 2/25/27	2,100,000	2,118
Federal National Mortgage Association, 4.000%, 4/1/37	316,238	339
Government National Mortgage Association, 3.000%, 10/23/47	54,500,000	55,258
Government National Mortgage Association, 3.500%, 6/15/46	959,540	1,004
Government National Mortgage Association, 3.500%, 7/15/46	778,469	815
Government National Mortgage Association, 3.500%, 10/23/47	69,600,000	72,340
Government National Mortgage Association, 4.000%, 7/15/45	458,981	491
Government National Mortgage Association, 4.000%, 9/15/45	1,545,187	1,653

Structured Products (46.1%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Government National Mortgage Association, 4.000%, 9/20/45	2,515,577	2,691
Government National Mortgage Association, 4.000%, 10/15/45	1,867,605	1,998
Government National Mortgage Association, 4.000%, 6/15/47	3,023,327	3,222
Government National Mortgage Association, 4.000%, 6/20/47	19,006,763	20,088
Government National Mortgage Association, 4.000%, 7/15/47	3,295,824	3,513
Government National Mortgage Association, 4.000%, 10/23/47	12,700,000	13,374
Government National Mortgage Association, 4.500%, 5/20/45	805,676	878
Government National Mortgage Association, 4.500%, 6/20/45	1,417,163	1,570
Government National Mortgage Association, 4.500%, 7/20/45	1,232,258	1,340
Government National Mortgage Association, 4.500%, 8/20/45	581,100	635
Government National Mortgage Association, 4.500%, 9/20/45	271,570	300
Government National Mortgage Association, 4.500%, 4/15/47	1,668,136	1,821
Government National Mortgage Association, 4.500%, 8/15/47	639,000	698
Government National Mortgage Association, 4.500%, 9/15/47	655,000	716
Government National Mortgage Association, 4.500%, 12/20/47	20,500,000	21,781
Government National Mortgage Association, 5.000%, 12/20/39	186,353	209
Government National Mortgage Association, 5.000%, 11/20/45	358,049	400
GS Mortgage Securities Trust, Series 2012-GCJ7, Class AAB, 2.935%, 5/10/45	422,999	430
GS Mortgage Securities Trust, Series 2013-GC14, Class AAB, 3.817%, 8/10/46	3,765,000	3,956
GS Mortgage Securities Trust, Series 2013-GC16, Class A2, 3.033%, 11/10/46	950,384	960
GS Mortgage Securities Trust, Series 2014-GC18, Class A3, 3.801%, 1/10/47	1,044,000	1,098
GS Mortgage Securities Trust, Series 2016-GS3, Class A4, 2.850%, 10/10/49	1,160,000	1,140
GS Mortgage Securities Trust, Series 2016-GS3, Class AAB, 2.777%, 10/10/49	1,740,000	1,746
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.430%, 8/10/50	2,874,000	2,934
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010- 1, Class A1, 5.314%, 1/25/51 144A	5,276,951	5,815
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A2, 3.616%, 11/15/43 144A	132,269	134

Select Bond Portfolio

Structured Products (46.1%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class A4, 3.483%, 6/15/45	1,794,000	1,861
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A2, 1.677%, 12/15/47	230,998	231
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A2, 2.665%, 1/15/46	3,690,459	3,716
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2014-C20, Class A2, 2.872%, 7/15/47	1,052,000	1,066
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class A1, 1.324%, 8/15/49	1,047,428	1,034
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class AS B, 2.713%, 8/15/49	1,805,000	1,800
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A 2, 4.311%, 8/5/32 144A	4,104,000	4,252
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3, 4.106%, 7/15/46 144A	4,784,031	4,840
JP Morgan Chase Commercial Mortgage Securities, Series 2015-JP1, Class ASB, 3.733%, 1/15/49	1,413,000	1,490
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-JP5, Class AS B, 3.549%, 3/15/50	3,358,000	3,505
JP Morgan Commercial Mortgage Securities Corp., Series 2014-C20, Class A5, 3.805%, 7/15/47	124,000	130
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2, 2.977%, 11/15/45	1,598,814	1,614
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5, 3.775%, 8/15/47	3,048,000	3,209
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A4, 3.670%, 9/15/47	1,323,000	1,382
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2, 2.773%, 10/15/48	1,089,000	1,104
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3, 2.912%, 10/15/48	6,101,000	6,076
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.227%, 10/15/48	876,000	889
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class AS, 4.226%, (AFC), 7/15/48	1,597,000	1,684
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class ASB, 3.559%, 7/15/48	1,587,000	1,659
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class ASB, 3.316%, 3/15/49	2,764,000	2,851

Structured Products (46.1%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class ASB, 3.283%, 7/15/50	1,306,000	1,342
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class ASB, 3.492%, 3/15/50	463,000	482
Mastr Asset Securitization Trust, Series 2003-12, Class 1A1, 5.250%, 12/25/24	203,709	206
Mastr Asset Securitization Trust, Series 2004-9, Class 6A1, 5.000%, 9/25/19	18,555	19
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753%, 12/15/47	2,069,000	2,167
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A2, 1.868%, 11/15/45	5,003	5
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A2, 2.964%, 7/15/46	518,385	520
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2, 1.970%, 5/15/46	212,878	213
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class ASB, 2.729%, 9/15/49	5,519,000	5,447
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A1, 1.711%, 3/15/49	1,373,818	1,358
Morgan Stanley Capital I, Inc., Series 2016-UB11, Class A1, 1.445%, 8/15/49	2,332,779	2,304
Morgan Stanley Capital I, Inc., Series 2016-UB11, Class ASB, 2.606%, 8/15/49	1,289,000	1,277
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.500%, 10/25/18	16,626	17
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.000%, (AFC, CSTR), 5/25/43 144A	2,586,446	2,569
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2, 2.113%, 5/10/63	62,673	63
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A2, 1.712%, 12/10/45	173,934	174

Total		992,742

Total Structured Products
(Cost: $1,349,868)		1,349,838

Short-Term Investments (7.4%)

Money Market Funds (7.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.920%#,(b)	216,535,517	216,536

Total Short-Term Investments
(Cost: $216,536)		216,536

Total Investments (113.6%)
(Cost: $3,321,387)(a)		3,323,133

Other Assets, Less
Liabilities (-13.6%)		(397,680)

Net Assets (100.0%)		2,925,453

#	7 day yield as of September 30, 2017

Select Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the value of these securities (in thousands) was $363,652 representing 12.4% of the net assets.

AFC — Available Funds Cap security—Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.

CSTR — Collateral Strip Rate security—interest is based on the weighted net interest rate of the collateral.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

WAC — Weighted Average Coupon. Coupon represents a blended interest rate.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $3,321,387 and the net unrealized appreciation of investments based on that cost was $1,746 which is comprised of $18,588 aggregate gross unrealized appreciation and $16,842 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for when-issued securities.

(l)	This security is being valued using significant unobservable inputs.

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$-	$19,214	$-
Corporate Bonds	-	710,146	-
Government Bonds	-	1,027,399	-
Structured Products
Asset Backed Securities	-	345,580	11,516
Mortgage Securities	-	992,742	-
Short-Term Investments	216,536	-	-
Total Assets:	$216,536	$3,095,081	$11,516

For the period ended September 30, 2017, there were transfers from Level 3 to Level 2 in the amount of $3,218 (in thousands). This transfer was the result of an increase in the quantity of observable inputs for a security that was previously priced by a third party vendor utilizing a broker quote.

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Corporate Bonds (1.3%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities (0.5%)
Consolidated Edison Co. of New York, Inc., 3.850%, 6/15/46	600,000	609

Total		609

Industrial (0.5%)
Vessel Management Services, Inc., 3.432%, 8/15/36	529,000	543

Total		543

Transportation (0.3%)
United Airlines, Series 2016-2, Class A, 3.100%, 4/7/30	200,000	198
United Airlines, Series 2016-2, Class AA, 2.875%, 4/7/30	200,000	196

Total		394

Total Corporate Bonds
(Cost: $1,528)		1,546

Purchased Options (0.0%)	# of Contracts

Purchased Options (0.0%)
US Bond Future Option, Strike Price $123.50, Exp. 12/22/17	15	-	(m)
US Bond Future Option, Strike Price $125.00, Exp. 12/22/17	11	-	(m)

Total Purchased Options
(Cost: $0)		-	(m)

Governments (105.8%)	Shares/ $ Par

Governments (105.8%)
Federal National Mortgage Association, 5.625%, 4/17/28	100,000	126
Residual Funding Corp. Stripped, 0.010%, 4/15/30	4,800,000	3,323
Residual Funding Corp. Stripped, 0.010%, 10/15/20	2,000,000	1,893
Resolution Funding Corp. Stripped, 0.010%, 4/15/28	400,000	300
Tennessee Valley Authority Stripped, 0.010%, 5/1/30	500,000	333
US Treasury, 0.000%, 5/15/33	1,000,000	657
US Treasury, 0.000%, 2/15/36	200,000	125
US Treasury, 0.000%, 5/15/36	1,200,000	718
US Treasury, 0.000%, 5/15/37	1,350,000	781
US Treasury, 0.000%, 8/15/43	900,000	424
US Treasury, 0.000%, 11/15/43	700,000	327
US Treasury, 0.375%, 7/15/27	1,120,769	1,110
US Treasury, 2.000%, 10/31/21	5,800,000	5,842
US Treasury, 2.125%, 8/15/21	400,000	405
US Treasury, 2.500%, 2/15/45	2,660,000	2,481
US Treasury, 2.750%, 8/15/42	2,000,000	1,976
US Treasury, 2.750%, 11/15/42	400,000	395
US Treasury, 2.750%, 8/15/47	2,400,000	2,348
US Treasury, 2.875%, 5/15/43	3,710,000	3,740
US Treasury, 2.875%, 8/15/45	5,180,000	5,202
US Treasury, 2.875%, 11/15/46	790,000	793
US Treasury, 3.000%, 5/15/42	530,000	548
US Treasury, 3.000%, 11/15/45	370,000	381
US Treasury, 3.000%, 5/15/47	200,000	206

Governments (105.8%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury, 3.375%, 5/15/44	9,300,000	10,251
US Treasury, 3.500%, 2/15/39	50,000	56
US Treasury, 3.625%, 8/15/43	8,750,000	10,041
US Treasury, 3.625%, 2/15/44(k)	11,920,000	13,696
US Treasury, 3.750%, 11/15/43	5,600,000	6,564
US Treasury, 3.875%, 8/15/40	800,000	951
US Treasury, 4.250%, 11/15/40	1,400,000	1,757
US Treasury, 4.375%, 2/15/38	2,240,000	2,847
US Treasury, 4.375%, 11/15/39(b)	19,000,000	24,176
US Treasury, 4.375%, 5/15/40	100,000	127
US Treasury, 4.500%, 5/15/38	600,000	775
US Treasury, 4.625%, 2/15/40	200,000	263
US Treasury Inflation Index Bond, 0.125%, 4/15/20	1,160,143	1,166
US Treasury Inflation Index Bond, 0.125%, 7/15/24	577,338	571
US Treasury Inflation Index Bond, 0.375%, 7/15/23	620,627	629
US Treasury Inflation Index Bond, 0.375%, 1/15/27	172,278	170
US Treasury Inflation Index Bond, 1.375%, 2/15/44	325,615	359
US Treasury Inflation Index Bond, 1.750%, 1/15/28	46,740	52
US Treasury Inflation Index Bond, 2.500%, 1/15/29	410,505	495
US Treasury Inflation Index Bond, 3.625%, 4/15/28	151,352	198

Total Governments
(Cost: $122,879)		120,879

Structured Products (18.4%)

Asset Backed Securities (2.5%)
DBWF Mortgage Trust, Series 2016-85T, Class A, 3.791%, 12/10/36 144A	800,000	839
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 2.264%, (3 Month LIBOR plus 0.95%), 4/25/38	74,585	75
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, 3.514%, 12/15/49	700,000	730
SLM Student Loan Trust, Series 2003-7A, Class A5A, 2.331%, (3 Month LIBOR plus 1.20%), 12/15/33 144A	143,732	146
SLM Student Loan Trust, Series 2008-9, Class A, 2.814%, (3 Month LIBOR plus 1.50%), 4/25/23	189,065	193
Sunset Mortgage Loan Co., Series 2015-NPL1, Class A, 4.459%, 9/18/45 144A	80,843	81
VNDO Trust, Series 2016-350P, Class A, 3.805%, 1/10/35 144A	800,000	840

Total		2,904

Mortgage Securities (15.9%)
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 1.000%, (CSTR), 11/10/31 144A	600,000	598
Commercial Mortgage Pass Through Certificates, Series 2016-667M, Class A, 3.140%, 10/10/36 144A	700,000	699
Core Industrial Trust, Series 2015-West, Class C, 3.494%, 2/10/37 144A	300,000	302
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 3.014%, (CSTR), 7/25/33	1,006	1

Long-Term U.S. Government Bond Portfolio

Structured Products (18.4%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 3.326%, (CSTR), 8/25/33	633	1
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.500%, 2/15/34	364,222	403
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 1.464%, (ICE LIBOR USD 1 Month plus 0.23%), 2/15/19	524	1
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3.000%, 8/15/32	2,200,000	2,193
Federal Home Loan Mortgage Corp., Series 4387, Class AZ, 4.000%, 9/15/44	2,254,544	2,405
Federal Home Loan Mortgage Corp., Series 4398, Class ZX, 4.000%, 9/15/54	671,876	716
Federal Home Loan Mortgage Corp., Series 4830, Class ZG, 3.000%, 4/15/53	658,072	591
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1, 2.014%, (Federal Reserve US 12 Month Cumulative Avg. 1 year CMT plus 1.40%), 7/25/44	13,200	13
Federal National Mortgage Association, 2.750%, 11/1/31	296,258	292
Federal National Mortgage Association, 3.040%, 12/1/30	366,104	360
Federal National Mortgage Association, 3.090%, 12/1/36	600,000	588
Federal National Mortgage Association, 3.600%, 2/1/40	659,627	682
Federal National Mortgage Association, 3.700%, 9/1/34	666,619	705
Federal National Mortgage Association, 3.950%, 12/1/45	1,300,000	1,396
Federal National Mortgage Association, 5.000%, 6/1/35	75,364	83
Federal National Mortgage Association, 5.000%, 2/1/36	115,806	128
Federal National Mortgage Association TBA, 3.000%, 10/12/47	1,600,000	1,605
Federal National Mortgage Association TBA, 3.000%, 11/13/47	1,100,000	1,102

Structured Products (18.4%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.250%, 5/25/37	311,140	327
Federal National Mortgage Association, Series 2016-61, Class ML, 3.000%, 9/25/46	900,000	871
GS Mortgage Securities Trust, Series 2015-590M, Class B, 3.932%, (CSTR), 10/10/35 144A	300,000	306
Hilton USA Trust, Series 2016-HHV, Class A, 3.719%, 11/5/38 144A	300,000	312
Hilton USA Trust, Series 2016-HHV, Class C, 4.333%, (CSTR), 11/5/38 144A	400,000	409
Hudson’s Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.629%, (CSTR), 8/5/34 144A	300,000	292
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 3.879%, (AFC, CSTR), 5/25/33	1,961	2
MSSG Trust, Series 2017-237P, Class A, 3.397%, 9/13/39	700,000	713
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 1.897%, (ICE LIBOR USD 1 Month plus 0.66%), 10/19/34	6,177	6
WaMu Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 3.146%, (AFC, CSTR), 3/25/34	15,337	16

Total		18,118

Total Structured Products
(Cost: $21,188)		21,022

Short-Term Investments (1.9%)

Money Market Funds (1.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.920%#	2,142,448	2,142

Total Short-Term Investments
(Cost: $2,142)		2,142

Total Investments (127.4%)
(Cost: $147,737)(a)		145,589

Other Assets, Less
Liabilities (-27.4%)		(31,361)

Net Assets (100.0%)		114,228

#	7-Day yield as of September 30, 2017.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the value of these securities (in thousands) was $4,824 representing 4.2% of the net assets.

AFC — Available Funds Cap security—Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.

CSTR — Collateral Strip Rate security—interest is based on the weighted net interest rate of the collateral.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $146,873 and the net unrealized depreciation of investments based on that cost was $2,148 which is comprised of $78 aggregate gross unrealized appreciation and $2,226 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Long-Term U.S. Government Bond Portfolio

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Short) (Total Notional Amount at September 30, 2017, $7,300)	73	12/17	$8,578	$58

(j)	Swap agreements outstanding on September 30, 2017.

Centrally Cleared Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation)(000’s)		Market Value (000’s)
3-Month USD-LIBOR	1.50%	6/24	900	USD	$30	$6		$36
3-Month USD-LIBOR	1.75%	12/26	3,610	USD	(94)	246		152
3-Month USD-LIBOR	1.75%	12/26	2,000	USD	(11)	99		88
3-Month USD-LIBOR	2.50%	6/46	1,300	USD	(47)	65		18
3-Month USD-LIBOR	2.38%	9/47	2,000	USD	- (m)	80		80
3-Month USD-LIBOR	2.75%	12/47	800	USD	(37)	-	(m)	(37)

					$(159)	$496		$337

(k)	Cash or securities with an aggregate value of $13,396 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales, or written options on September 30, 2017.

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$-		$1,546	$-
Government Bonds	-		120,879	-
Structured Products	-		21,022	-
Purchased Options	-	(m)	-	-
Short-Term Investments	2,142		-	-
Other Financial Instruments^
Futures	58		-	-
Interest Rate Swaps	-		496	-
Total Assets:	$2,200		$143,943	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Inflation Protection Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Corporate Bonds (20.6%)	Shares/ $ Par	Value $ (000’s)

Basic Materials (0.4%)
The Dow Chemical Co., 3.500%, 10/1/24	200,000	206
The Dow Chemical Co., 4.375%, 11/15/42	200,000	204
E.I. du Pont de Nemours & Co., 4.150%, 2/15/43	200,000	202
Georgia-Pacific LLC, 5.400%, 11/1/20 144A	140,000	154
International Paper Co., 4.400%, 8/15/47	200,000	202
LyondellBasell Industries NV, 4.625%, 2/26/55	100,000	103
LyondellBasell Industries NV, 5.000%, 4/15/19	37,000	38
The Sherwin-Williams Co., 4.500%, 6/1/47	340,000	357

Total		1,466

Communications (2.6%)
21st Century Fox America, Inc., 4.750%, 11/15/46	150,000	160
21st Century Fox America, Inc., 6.900%, 8/15/39	385,000	517
AT&T, Inc., 3.400%, 5/15/25	450,000	444
AT&T, Inc., 3.600%, 2/17/23	250,000	257
AT&T, Inc., 4.450%, 4/1/24	100,000	106
AT&T, Inc., 4.800%, 6/15/44	280,000	272
AT&T, Inc., 5.150%, 2/14/50	700,000	703
AT&T, Inc., 6.550%, 2/15/39	77,000	93
British Telecommunications PLC, 5.950%, 1/15/18	100,000	101
CBS Corp., 3.500%, 1/15/25	200,000	204
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	330,000	387
Cisco Systems, Inc., 5.900%, 2/15/39	335,000	441
Comcast Corp., 6.500%, 11/15/35	350,000	467
Deutsche Telekom International Finance BV, 3.600%, 1/19/27 144A	450,000	455
Discovery Communications LLC, 3.950%, 3/20/28	350,000	348
NBCUniversal Media LLC, 4.375%, 4/1/21	340,000	366
Telefonica Emisiones SAU, 4.103%, 3/8/27	400,000	414
Telefonica Emisiones SAU, 5.213%, 3/8/47	200,000	220
Time Warner Cable LLC, 4.500%, 9/15/42	295,000	280
Time Warner, Inc., 3.600%, 7/15/25	200,000	201
Time Warner, Inc., 3.800%, 2/15/27	300,000	300
Time Warner, Inc., 4.050%, 12/15/23	150,000	159
Time Warner, Inc., 4.700%, 1/15/21	300,000	321
Verizon Communications, Inc., 4.125%, 3/16/27	330,000	344
Verizon Communications, Inc., 4.125%, 8/15/46	400,000	364
Verizon Communications, Inc., 4.400%, 11/1/34	150,000	150
Verizon Communications, Inc., 5.500%, 3/16/47	330,000	366
Viacom, Inc., 4.250%, 9/1/23	470,000	483
The Walt Disney Co., 2.350%, 12/1/22	500,000	501
The Walt Disney Co., 4.125%, 6/1/44	170,000	178

Total		9,602

Consumer, Cyclical (1.2%)
CVS Health Corp., 2.750%, 12/1/22	700,000	702
Ford Motor Co., 4.346%, 12/8/26	120,000	125
Ford Motor Credit Co. LLC, 4.389%, 1/8/26	300,000	312
Ford Motor Credit Co. LLC, 5.000%, 5/15/18	100,000	102
General Motors Co., 5.150%, 4/1/38	1,000,000	1,025
General Motors Financial Co., Inc., 5.250%, 3/1/26	80,000	87

Corporate Bonds (20.6%)	Shares/ $ Par	Value $ (000’s)

Consumer, Cyclical continued
The Home Depot, Inc., 4.200%, 4/1/43	275,000	293
Lowe’s Companies, Inc., 4.050%, 5/3/47	120,000	123
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	60,000	57
McDonald’s Corp., 3.250%, 6/10/24	150,000	154
McDonald’s Corp., 4.450%, 3/1/47	330,000	349
NIKE, Inc., 3.375%, 11/1/46	315,000	293
Wal-Mart Stores, Inc., 3.250%, 10/25/20	600,000	625
Wal-Mart Stores, Inc., 5.625%, 4/15/41	300,000	389

Total		4,636

Consumer, Non-cyclical (3.0%)
Abbott Laboratories, 4.900%, 11/30/46	400,000	447
AbbVie, Inc., 2.900%, 11/6/22	325,000	330
AbbVie, Inc., 4.450%, 5/14/46	350,000	368
Actavis Funding SCS, 3.850%, 6/15/24	150,000	157
Actavis Funding SCS, 4.550%, 3/15/35	170,000	181
Aetna, Inc., 2.750%, 11/15/22	230,000	232
Aetna, Inc., 3.875%, 8/15/47	170,000	172
Amgen, Inc., 3.625%, 5/22/24	140,000	146
Anheuser-Busch InBev Finance, Inc., 3.650%, 2/1/26	1,420,000	1,469
Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	500,000	565
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 1/15/19	100,000	107
Becton Dickinson and Co., 3.700%, 6/6/27	200,000	202
Catholic Health Initiatives, 2.950%, 11/1/22	100,000	99
Celgene Corp., 3.625%, 5/15/24	50,000	52
Celgene Corp., 5.000%, 8/15/45	170,000	192
Constellation Brands, Inc., 3.500%, 5/9/27	170,000	172
Constellation Brands, Inc., 3.700%, 12/6/26	340,000	348
Diageo Capital PLC, 2.625%, 4/29/23	200,000	202
Ecolab, Inc., 4.350%, 12/8/21	360,000	389
Express Scripts Holding Co., 4.500%, 2/25/26	200,000	214
General Mills, Inc., 3.150%, 12/15/21	670,000	687
Gilead Sciences, Inc., 3.650%, 3/1/26	200,000	209
Gilead Sciences, Inc., 4.150%, 3/1/47	165,000	169
Gilead Sciences, Inc., 4.400%, 12/1/21	485,000	525
Kaiser Foundation Hospitals, 4.150%, 5/1/47	200,000	214
Kimberly-Clark Corp., 3.900%, 5/4/47	340,000	347
Kraft Heinz Foods Co., 3.950%, 7/15/25	200,000	206
Kraft Heinz Foods Co., 4.375%, 6/1/46	300,000	296
The Kroger Co., 3.875%, 10/15/46	400,000	348
Medtronic, Inc., 2.500%, 3/15/20	100,000	102
Medtronic, Inc., 3.500%, 3/15/25	80,000	83
Medtronic, Inc., 4.625%, 3/15/45	350,000	398
Mylan NV, 3.950%, 6/15/26	200,000	204
Northwell Health, Inc., 4.260%, 11/1/47	180,000	181
PepsiCo., Inc., 3.450%, 10/6/46	320,000	304
Shire Acquisitions Investments Ireland Designated Activity Co., 3.200%, 9/23/26	160,000	158
Teva Pharmaceutical Finance IV LLC, 2.250%, 3/18/20	170,000	168
Thermo Fisher Scientific, Inc., 2.950%, 9/19/26	250,000	245

Inflation Protection Portfolio

Corporate Bonds (20.6%)	Shares/ $ Par	Value $ (000’s)

Consumer, Non-cyclical continued
Unilever Capital Corp., 2.200%, 3/6/19	200,000	201
UnitedHealth Group, Inc., 4.250%, 3/15/43	150,000	160
Zoetis, Inc., 3.000%, 9/12/27	60,000	59

Total		11,308

Energy (2.9%)
Apache Corp., 4.750%, 4/15/43	325,000	325
BP Capital Markets PLC, 2.500%, 11/6/22	160,000	160
BP Capital Markets PLC, 2.750%, 5/10/23	200,000	201
Cenovus Energy, Inc., 4.250%, 4/15/27 144A	200,000	198
Chevron Corp., 2.427%, 6/24/20	100,000	101
Cimarex Energy Co., 4.375%, 6/1/24	100,000	106
Concho Resources, Inc., 4.875%, 10/1/47	80,000	83
ConocoPhillips Co., 2.400%, 12/15/22	500,000	494
Enbridge, Inc., 3.500%, 6/10/24	150,000	152
Enbridge, Inc., 3.700%, 7/15/27	200,000	203
Energy Transfer Partners LP, 3.600%, 2/1/23	100,000	102
Energy Transfer Partners LP, 4.050%, 3/15/25	200,000	203
Energy Transfer Partners LP, 5.300%, 4/15/47	330,000	331
Enterprise Products Operating LLC, 3.750%, 2/15/25	200,000	207
Enterprise Products Operating LLC, 4.850%, 3/15/44	100,000	107
Exxon Mobil Corp., 3.043%, 3/1/26	200,000	203
Hess Corp., 6.000%, 1/15/40	300,000	311
Kinder Morgan Energy Partners LP, 5.300%, 9/15/20	270,000	291
Kinder Morgan, Inc., 5.550%, 6/1/45	500,000	539
Magellan Midstream Partners LP, 5.150%, 10/15/43	150,000	166
Marathon Oil Corp., 3.850%, 6/1/25	170,000	169
Marathon Oil Corp., 5.200%, 6/1/45	100,000	101
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	255
MPLX LP, 4.875%, 6/1/25	400,000	429
MPLX LP, 5.200%, 3/1/47	200,000	209
Noble Energy, Inc., 4.150%, 12/15/21	480,000	506
Occidental Petroleum Corp., 4.100%, 2/15/47	330,000	339
ONEOK, Inc., 4.000%, 7/13/27	225,000	228
Petroleos Mexicanos, 3.500%, 1/30/23	130,000	128
Petroleos Mexicanos, 4.625%, 9/21/23	200,000	207
Petroleos Mexicanos, 4.875%, 1/18/24	400,000	415
Phillips 66, 4.650%, 11/15/34	200,000	212
Plains All American Pipeline LP / PAA Finance Corp., 3.650%, 6/1/22	200,000	201
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	500,000	552
Shell International Finance BV, 2.375%, 8/21/22	1,170,000	1,173
Statoil ASA, 2.450%, 1/17/23	250,000	249
Suncor Energy, Inc., 6.500%, 6/15/38	170,000	221
Sunoco Logistics Partners Operations LP, 3.450%, 1/15/23	300,000	302
TransCanada PipeLines, Ltd., 2.500%, 8/1/22	100,000	100
Williams Partners LP, 4.125%, 11/15/20	80,000	84
Williams Partners LP, 4.300%, 3/4/24	200,000	211

Total		10,774

Financial (6.3%)
The Allstate Corp., 4.200%, 12/15/46	150,000	160
American Express Co., 1.550%, 5/22/18	350,000	350
American International Group, Inc., 4.125%, 2/15/24	250,000	265
American International Group, Inc., 4.500%, 7/16/44	150,000	157
American Tower Corp., 3.375%, 10/15/26	400,000	395

Corporate Bonds (20.6%)	Shares/ $ Par	Value $ (000’s)

Financial continued
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27 144A	200,000	201
Bank of America Corp., 3.248%, 10/21/27	1,625,000	1,592
Bank of America Corp., 3.300%, 1/11/23	350,000	359
Bank of America Corp., 4.443%, (3 Month LIBOR plus 1.99%), 1/20/48	80,000	87
Berkshire Hathaway, Inc., 4.500%, 2/11/43	335,000	374
Boston Properties LP, 3.650%, 2/1/26	150,000	153
Branch Banking & Trust Co., 3.800%, 10/30/26	200,000	211
Capital One Financial Corp., 3.750%, 3/9/27	330,000	334
Capital One Financial Corp., 4.200%, 10/29/25	150,000	154
Chubb INA Holdings, Inc., 3.150%, 3/15/25	200,000	203
Citigroup, Inc., 2.350%, 8/2/21	300,000	298
Citigroup, Inc., 3.200%, 10/21/26	500,000	492
Citigroup, Inc., 4.000%, 8/5/24	250,000	259
Citigroup, Inc., 4.050%, 7/30/22	450,000	471
Citigroup, Inc., 4.281%, (3 Month LIBOR plus 1.84%), 4/24/48	200,000	211
Citigroup, Inc., 4.450%, 9/29/27	775,000	818
Cooperative Rabobank UA, 3.875%, 2/8/22	200,000	212
Credit Suisse, 3.625%, 9/9/24	250,000	260
Crown Castle International Corp., 4.450%, 2/15/26	240,000	254
DDR Corp., 3.900%, 8/15/24	60,000	60
Discover Bank, 3.450%, 7/27/26	300,000	294
Discover Financial Services, 3.750%, 3/4/25	200,000	201
Essex Portfolio LP, 3.625%, 8/15/22	100,000	103
Fifth Third Bancorp, 4.300%, 1/16/24	60,000	64
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	500,000	544
The Goldman Sachs Group, Inc., 2.300%, 12/13/19	300,000	301
The Goldman Sachs Group, Inc., 3.500%, 11/16/26	200,000	201
The Goldman Sachs Group, Inc., 3.750%, 5/22/25	850,000	874
The Goldman Sachs Group, Inc., 4.250%, 10/21/25	200,000	209
The Goldman Sachs Group, Inc., 4.800%, 7/8/44	675,000	755
The Goldman Sachs Group, Inc., 5.750%, 1/24/22	330,000	370
The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	150,000	166
HSBC Holdings PLC, 2.950%, 5/25/21	400,000	406
HSBC Holdings PLC, 4.041%, (3 Month LIBOR plus 1.55%), 3/13/28	230,000	240
HSBC Holdings PLC, 4.300%, 3/8/26	200,000	215
HSBC Holdings PLC, 4.375%, 11/23/26	200,000	208
Huntington Bancshares, Inc. / OH, 2.300%, 1/14/22	200,000	198
International Lease Finance Corp., 5.875%, 8/15/22	200,000	224
Jefferies Group LLC, 4.850%, 1/15/27	330,000	346
JPMorgan Chase & Co., 3.875%, 9/10/24	1,250,000	1,302
JPMorgan Chase & Co., 4.500%, 1/24/22	500,000	542
JPMorgan Chase & Co., 4.625%, 5/10/21	250,000	270
JPMorgan Chase & Co., 4.950%, 6/1/45	835,000	951
KeyBank NA, 3.400%, 5/20/26	250,000	249
Kilroy Realty LP, 3.800%, 1/15/23	130,000	134
Kilroy Realty LP, 4.375%, 10/1/25	40,000	42
Liberty Mutual Group, Inc., 4.250%, 6/15/23 144A	225,000	240
Morgan Stanley, 3.875%, 1/27/26	400,000	415
Morgan Stanley, 4.000%, 7/23/25	700,000	738
Morgan Stanley, 4.375%, 1/22/47	170,000	181

Inflation Protection Portfolio

Corporate Bonds (20.6%)	Shares/ $ Par	Value $ (000’s)

Financial continued
Prudential Financial, Inc., 5.625%, 5/12/41	195,000	237
Simon Property Group LP, 4.250%, 11/30/46	300,000	306
Suntrust Bank, 3.300%, 5/15/26	200,000	198
The Travelers Cos, Inc., 3.750%, 5/15/46	200,000	198
U.S. Bancorp, 3.600%, 9/11/24	400,000	416
Ventas Realty LP / Ventas Capital Corp., 3.250%, 8/15/22	250,000	254
Visa, Inc., 2.750%, 9/15/27	350,000	344
Wells Fargo & Co., 3.000%, 4/22/26	200,000	196
Wells Fargo & Co., 3.550%, 9/29/25	175,000	179
Wells Fargo & Co., 4.100%, 6/3/26	330,000	343
Wells Fargo & Co., 4.125%, 8/15/23	220,000	233
Wells Fargo & Co., 4.400%, 6/14/46	600,000	623
Wells Fargo & Co., 4.750%, 12/7/46	300,000	329
Welltower, Inc., 3.750%, 3/15/23	300,000	312

Total		23,481

Industrial (1.6%)
Burlington Northern Santa Fe LLC, 3.000%, 4/1/25	200,000	203
Burlington Northern Santa Fe LLC, 3.750%, 4/1/24	200,000	213
Burlington Northern Santa Fe LLC, 4.125%, 6/15/47	380,000	402
Burlington Northern Santa Fe LLC, 4.950%, 9/15/41	100,000	115
CSX Corp., 3.800%, 11/1/46	180,000	173
FedEx Corp., 4.400%, 1/15/47	200,000	208
General Electric Co., 2.100%, 12/11/19	250,000	252
General Electric Co., 4.125%, 10/9/42	770,000	815
General Electric Co., 4.375%, 9/16/20	100,000	107
Ingersoll-Rand Luxembourg Finance SA, 3.550%, 11/1/24	200,000	206
John Deere Capital Corp., 3.150%, 10/15/21	290,000	300
Lockheed Martin Corp., 3.550%, 1/15/26	100,000	103
Lockheed Martin Corp., 3.800%, 3/1/45	200,000	195
Lockheed Martin Corp., 4.250%, 11/15/19	200,000	210
Norfolk Southern Corp., 3.150%, 6/1/27	150,000	150
Norfolk Southern Corp., 3.850%, 1/15/24	75,000	80
Norfolk Southern Corp., 5.750%, 4/1/18	100,000	102
Republic Services, Inc., 3.800%, 5/15/18	100,000	101
Rockwell Collins, Inc., 4.350%, 4/15/47	300,000	311
Union Pacific Corp., 2.750%, 4/15/23	100,000	101
Union Pacific Corp., 3.350%, 8/15/46	165,000	153
Union Pacific Corp., 4.000%, 4/15/47	340,000	356
United Parcel Service, Inc., 3.400%, 11/15/46	300,000	284
United Technologies Corp., 3.750%, 11/1/46	525,000	506
Waste Management, Inc., 3.125%, 3/1/25	150,000	152
Waste Management, Inc., 3.500%, 5/15/24	250,000	259

Total		6,057

Technology (1.3%)
Apple, Inc., 2.900%, 9/12/27	650,000	645
Apple, Inc., 3.200%, 5/11/27	550,000	560
Apple, Inc., 4.250%, 2/9/47	370,000	398
Dell International LLC / EMC Corp., 6.020%, 6/15/26 144A	470,000	522
Fidelity National Information Services, Inc., 3.000%, 8/15/26	200,000	194
Hewlett Packard Enterprise Co., 4.900%, 10/15/25	300,000	317

Corporate Bonds (20.6%)	Shares/ Par	Value $ (000’s)

Technology continued
Intel Corp., 4.100%, 5/11/47	340,000	360
Microsoft Corp., 2.125%, 11/15/22	330,000	328
Microsoft Corp., 3.450%, 8/8/36	400,000	403
Microsoft Corp., 4.250%, 2/6/47	550,000	608
Oracle Corp., 2.500%, 10/15/22	300,000	302
Oracle Corp., 2.650%, 7/15/26	150,000	147
Oracle Corp., 5.750%, 4/15/18	300,000	307

Total		5,091

Utilities (1.3%)
AEP Transmission Co., LLC, 3.750%, 12/1/47 144A	200,000	199
Consolidated Edison Co. of New York, Inc., 3.875%, 6/15/47	400,000	410
Dominion Resources, Inc. / VA, 3.625%, 12/1/24	200,000	207
Dominion Resources, Inc. / VA, 4.900%, 8/1/41	320,000	355
Dominion Resources, Inc. / VA, 6.400%, 6/15/18	340,000	351
Duke Energy Corp., 3.150%, 8/15/27	150,000	149
Duke Energy Corp., 3.550%, 9/15/21	150,000	156
Duke Energy Progress LLC, 3.700%, 10/15/46	720,000	713
Exelon Corp., 4.450%, 4/15/46	160,000	168
Exelon Generation Co. LLC, 5.600%, 6/15/42	480,000	489
Georgia Power Co., 4.300%, 3/15/42	100,000	104
NextEra Energy Capital Holdings, Inc., 3.550%, 5/1/27	200,000	206
Pacific Gas & Electric Co., 4.000%, 12/1/46	570,000	597
Potomac Electric Power Co., 3.600%, 3/15/24	80,000	84
Sempra Energy, 3.250%, 6/15/27	250,000	247
Southern Co. Gas Capital Corp., 3.950%, 10/1/46	200,000	191
Southwestern Public Service Co., 3.700%, 8/15/47	250,000	249
Virginia Electric & Power Co., 3.450%, 2/15/24	50,000	52

Total		4,927

Total Corporate Bonds
(Cost: $75,820)		77,342

Governments (55.1%)

Governments (55.1%)
Australian Government Bond, 4.000%, 8/20/20 AUD(f)	715,000	1,035
Canadian Government Real Return Bond, 4.250%, 12/1/21 CAD(f)	753,422	706
Canadian Government Real Return Bond, 4.250%, 12/1/26 CAD(f)	1,484,760	1,590
Italy Buoni Poliennali Del Tesoro, 2.350%, 9/15/24 EUR(f)	2,981,023	3,980
Italy Buoni Poliennali Del Tesoro, 3.100%, 9/15/26 EUR(f)	2,006,342	2,844
Mexico Government International Bond, 4.750%, 3/8/44	200,000	206
Saudi Government International Bond, 2.375%, 10/26/21 144A	300,000	296
US Treasury, 0.125%, 4/15/22	7,046,130	7,046
US Treasury, 0.875%, 2/15/47	2,636,660	2,598
US Treasury Inflation Index Bond, 0.125%, 4/15/21	6,971,873	6,994
US Treasury Inflation Index Bond, 0.125%, 1/15/22	513,746	515
US Treasury Inflation Index Bond, 0.125%, 7/15/22(b)	10,112,845	10,161

Inflation Protection Portfolio

Governments (55.1%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury Inflation Index Bond, 0.125%, 1/15/23	3,711,925	3,703
US Treasury Inflation Index Bond, 0.125%, 7/15/24	1,804,180	1,786
US Treasury Inflation Index Bond, 0.125%, 7/15/26	13,072,128	12,711
US Treasury Inflation Index Bond, 0.250%, 1/15/25	7,234,780	7,163
US Treasury Inflation Index Bond, 0.375%, 7/15/23	2,629,775	2,664
US Treasury Inflation Index Bond, 0.375%, 7/15/25(b)	18,993,768	18,996
US Treasury Inflation Index Bond, 0.625%, 7/15/21(b)	9,775,260	10,047
US Treasury Inflation Index Bond, 0.625%, 1/15/24(b)	13,271,621	13,552
US Treasury Inflation Index Bond, 0.625%, 1/15/26(k)	4,430,032	4,490
US Treasury Inflation Index Bond, 0.625%, 2/15/43(b)	7,080,588	6,616
US Treasury Inflation Index Bond, 0.750%, 2/15/42	8,477,292	8,190
US Treasury Inflation Index Bond, 0.750%, 2/15/45	3,222,636	3,074
US Treasury Inflation Index Bond, 1.000%, 2/15/46	2,427,879	2,463
US Treasury Inflation Index Bond, 1.375%, 2/15/44	11,165,433	12,319
US Treasury Inflation Index Bond, 1.750%, 1/15/28	4,668,158	5,226
US Treasury Inflation Index Bond, 2.000%, 1/15/26	3,021,781	3,398
US Treasury Inflation Index Bond, 2.125%, 2/15/40	2,151,921	2,708
US Treasury Inflation Index Bond, 2.125%, 2/15/41	5,963,676	7,545
US Treasury Inflation Index Bond, 2.375%, 1/15/25	13,830,942	15,801
US Treasury Inflation Index Bond, 2.375%, 1/15/27	4,157,539	4,860
US Treasury Inflation Index Bond, 2.500%, 1/15/29	7,086,219	8,554
US Treasury Inflation Index Bond, 3.375%, 4/15/32	2,158,354	2,975
US Treasury Inflation Index Bond, 3.625%, 4/15/28	2,270,280	2,972
US Treasury Inflation Index Bond, 3.875%, 4/15/29	3,573,816	4,861

Total Governments
(Cost: $207,667)		204,645

Municipal Bonds (0.4%)

Municipal Bonds (0.4%)
Bay Area Toll Authority, Series 2010, 6.918%, 4/1/40 RB	35,000	50
City of San Antonio TX Electric & Gas System Revenue, 5.985%, 2/1/39 RB	150,000	200
City of San Francisco CA Public Utilities Commission Water Revenue, 6.950%, 11/1/50 RB	25,000	36
Los Angeles Community College District/CA, Series 2010-E, 6.750%, 8/1/49 GO	95,000	145
Metropolitan Transportation Authority, 6.814%, 11/15/40 RB	50,000	70
Missouri Highway & Transportation Commission, 5.445%, 5/1/33 RB	100,000	120
New Jersey Turnpike Authority, Series 2010, 7.102%, 1/1/41 RB	100,000	146
Port Authority of New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	50,000	60
Rutgers - The State University of New Jersey, 5.665%, 5/1/40 RB	55,000	67
Santa Clara Valley Transportation Authority, 5.876%, 4/1/32 RB	50,000	61
State of California, Series 2009, 7.550%, 4/1/39 GO	250,000	383
State of Illinois, 5.100%, 6/1/33 GO	150,000	152
State of Texas, Series 2009A, 5.517%, 4/1/39 GO	30,000	38

Total Municipal Bonds
(Cost: $1,503)		1,528

Structured Products (19.5%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities (1.8%)
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/19 144A	750,000	751
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.920%, 9/20/19 144A	625,000	625
BRE Grand Islander Timeshare Issuer, Series 2017-1A, Class A, 2.940%, 5/25/29 144A	570,434	571
Hilton Grand Vacations Trust, Series 2014-AA, Class A, 1.770%, 11/25/26 144A	280,661	277
Invitation Homes Trust, Series 2014-SFR3, Class A, 2.434%, (ICE LIBOR USD 1 Month plus 1.20%), 12/17/31 144A	104,656	105
MVW Owner Trust, Series 2015-1A, Class A, 2.520%, 12/20/32 144A	553,795	552
MVW Owner Trust, Series 2016-1A, Class A, 2.250%, 12/20/33 144A	492,597	485
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A, 2.400%, 3/22/32 144A	157,883	158
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A, 3.080%, 3/21/33 144A	465,752	470
Towd Point Mortgage Trust, Series 2016-1, Class A1, 3.500%, (AFC), 2/25/55 144A	603,332	616
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.750%, (AFC), 4/25/57 144A	1,042,541	1,048
VSE VOI Mortgage LLC, Series 2017-A, Class A, 2.330%, 3/20/35	1,200,000	1,194

Total		6,852

Mortgage Securities (17.7%)
Agate Bay Mortgage Trust, Series 2014-1, Class 1A6, 3.500%, (AFC), 7/25/44 144A	1,302,698	1,322
Agate Bay Mortgage Trust, Series 2014-3, Class A2, 3.500%, (AFC), 11/25/44 144A	897,158	901
Agate Bay Mortgage Trust, Series 2015-7, Class A3, 3.500%, (AFC), 10/25/45 144A	1,675,241	1,708
Agate Bay Mortgage Trust, Series 2016-1, Class A3, 3.500%, (AFC), 12/25/45 144A	1,272,833	1,292
Agate Bay Mortgage Trust, Series 2016-2, Class A3, 3.500%, (AFC), 3/25/46 144A	1,520,757	1,549
Agate Bay Mortgage Trust, Series 2016-3, Class A3, 3.500%, (AFC), 8/25/46 144A	814,047	831
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.218%, 4/14/33 144A	825,000	835
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.490%, 4/14/33	1,110,000	1,131
BB-UBS Trust, Series 2012, Class A, 3.430%, 11/5/36 144A	1,000,000	1,024
CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, (AFC), 11/10/49	700,000	724
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.000%, 9/25/37	41,128	42
Citigroup / Deutsche Bank Mortgage Trust, Series 2016-CD1, Class AM, 2.926%, 8/10/49	1,000,000	971
Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class AM, 4.426%, (AFC), 2/10/47	1,000,000	1,070

Inflation Protection Portfolio

Structured Products (19.5%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class AM, 4.193%, (AFC), 9/10/47	850,000	896
Commercial Mortgage Pass Through Certificates, Series 2015-CR22, Class AM, 3.603%, (AFC), 3/10/48	900,000	913
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class B, 4.802%, (CSTR), 2/10/49	880,000	930
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A, 3.178%, 2/10/35 144A	875,000	884
Core Industrial Trust, Series 2015-CALW, Class C, 3.555%, 2/10/34	1,500,000	1,533
Core Industrial Trust, Series 2015-TEXW, Class B, 3.329%, 2/10/34 144A	725,000	738
Core Industrial Trust, Series 2015-WEST, Class A, 3.292%, 2/10/37 144A	950,000	966
Credit Suisse Mortgage Capital Trust, Series 2017-HL1, Class A3, 3.500%, (AFC), 6/25/47	1,214,095	1,240
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, 3.500%, (AFC), 12/25/44 144A	300,000	302
Federal Home Loan Mortgage Corp., 4.000%, 5/1/42	3,963,951	4,197
Federal Home Loan Mortgage Corp., 4.500%, 4/1/41	3,229,749	3,503
Federal National Mortgage Association, 4.000%, 2/1/46	5,886,017	6,199
Federal National Mortgage Association, Series 2017-C03, Class 1M1, 2.187%, (ICE LIBOR USD 1 Month plus 0.95%), 10/25/29	902,425	907
Flagstar Mortgage Trust, 3.500%, (AFC), 3/25/47	1,693,312	1,733
GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	1,000,000	1,025
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759%, (AFC), 5/10/49	750,000	768
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, 3.076%, (CSTR), 8/10/38 144A	1,175,000	1,146
Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.279%, (CSTR), 5/15/48 144A	800,000	819
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822%, 8/15/49	600,000	589
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.144%, 8/15/49	675,000	661
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166%, 12/15/46	600,000	644
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2, 2.500%, (AFC), 3/25/43 144A	884,610	884
JP Morgan Mortgage Trust, Series 2014-5, Class A1, 3.000%, (AFC), 10/25/29 144A	962,539	977
JP Morgan Mortgage Trust, Series 2016-1, Class A7, 3.500%, 5/25/46 144A	1,750,000	1,751
JP Morgan Mortgage Trust, Series 2017-1, Class A2, 3.500%, (AFC), 1/25/47 144A	1,906,653	1,943
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, 4.341%, (AFC), 8/15/47	700,000	718
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.414%, 3/15/50	930,000	955

Structured Products (19.5%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM, 3.516%, 7/13/29	2,000,000	2,066
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, 3.560%, (CSTR), 7/13/29 144A	600,000	611
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4, 2.782%, 8/15/49	1,575,000	1,540
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, 4.000%, (CSTR), 3/25/57 144A	1,490,193	1,558
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 2.737%, (ICE LIBOR USD 1 Month plus 1.50%), 7/25/56	1,677,663	1,724
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 5.879%, (CSTR), 12/18/37	12,781	13
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.000%, 12/25/43 144A	201,459	210
Sequoia Mortgage Trust, Series 2014-3, Class A14, 3.000%, (AFC), 10/25/44 144A	278,968	281
Sequoia Mortgage Trust, Series 2014-4, Class A2, 3.500%, (AFC), 11/25/44 144A	249,793	255
Sequoia Mortgage Trust, Series 2017-5, Class A4, 3.500%, (AFC), 8/25/47	1,707,668	1,747
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, (AFC), 10/25/47(l)	2,000,000	2,053
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, 3.355%, (CSTR), 6/25/34	466,323	485
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, 1.977%, (ICE LIBOR USD 1 Month plus 0.74%), 9/25/44	346,349	328
USB Commercial Mortgage Trust, Series 2017-C1, Class A3, 3.196%, 6/15/50	700,000	704
Wells Fargo Mortgage Backed Securities Trust, Series 2005-17, Class 1A1, 5.500%, 1/25/36	39,069	39
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, 3.334%, (CSTR), 6/25/35	284,971	298
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15, 3.296%, (CSTR), 6/25/35	836,866	859
Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4, 6.000%, 8/25/36	55,459	55
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1, 5.999%, (CSTR), 1/25/38	62,142	60
WinWater Mortgage Loan Trust, Series 2014-1, Class A4, 3.500%, (AFC), 6/20/44 144A	231,234	234

Total		6,852

Total Structured Products
(Cost: $73,157)		73,193

Short-Term Investments (6.1%)

Commercial Paper (5.8%)
BNP Paribas SA, 0.000%, 10/2/17	10,000,000	9,999
Credit Agricole Cib, 0.000%, 10/2/17	11,720,000	11,719

Total		21,718

US Government & Agencies (0.1%)
US Treasury, 0.000%, 11/9/17	2,500,000	2,498

Total		2,498

Inflation Protection Portfolio

Short-Term Investments (6.0%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds (0.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.920%#	658,790	659

Total Short-Term Investments
(Cost: $22,377)		24,875

Total Investments (101.7%)
(Cost: $380,524)(a)		381,583

Other Assets, Less
Liabilities (-1.7%)		(6,558)

Net Assets (100.0%)		375,025

#	7-Day yield as of September 30, 2017.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the value of these securities (in thousands) was $30,944 representing 8.3% of the net assets.

AFC — Available Funds Cap security—Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.

AUD — Australian Dollar

CAD — Canadian Dollar

CSTR — Collateral Strip Rate security—interest is based on the weighted net interest rate of the collateral.

EUR — Euro

GO — General Obligation

RB — Revenue Bond

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $380,524 and the net unrealized appreciation of investments based on that cost was $1,059 which is comprised of $4,612 aggregate gross unrealized appreciation and $3,553 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Treasury Bond Futures (Short) (Total Notional Amount at September 30, 2017, $8,700)	87	12/17	$13,295	$310
US Ten Year Treasury Note Futures (Short) (Total Notional Amount at September 30, 2017, $4,800)	48	12/17	$6,015	59
US Two Year Treasury Note Futures (Long) (Total Notional Amount at September 30, 2017, $41,200)	206	12/17	$44,435	(139)
US Ultra Long Treasury Bond Futures (Short) (Total Notional Amount at September 30, 2017, $1,900)	19	12/17	$3,137	50
US Ultra Treasury Bond Futures (Short) (Total Notional Amount at September 30, 2017, $6,000)	60	12/17	$8,060	110

(f)	Foreign Bond—par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on September 30, 2017.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	AUD	1,304	1,022	12/17	$-	$(24)	$(24)
Sell	HSBC Bank USA NA	CAD	2,861	2,294	12/17	-	(58)	(58)
Buy	HSBC Bank USA NA	EUR	90	107	12/17	1	-	1
Sell	HSBC Bank USA NA	EUR	5,739	6,812	12/17	-	(111)	(111)

						$1	$(193)	$(192)

Inflation Protection Portfolio

(j)	Swap agreements outstanding on September 30, 2017.

Total Return Swaps

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	Receive	2.42%	4/18	2,000	$(147)	$(147)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	Receive	2.22%	5/18	2,500	(127)	(127)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	Receive	2.21%	3/19	6,500	(264)	(264)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	Receive	2.64%	3/19	4,500	(347)	(347)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	Receive	2.51%	3/19	2,000	(178)	(178)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	Receive	1.71%	2/20	1,000	(5)	(5)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	Receive	2.64%	2/20	2,800	(314)	(314)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	Receive	2.67%	4/22	3,000	(394)	(394)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	Receive	2.53%	5/23	5,500	(523)	(523)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	Receive	2.54%	5/23	1,000	(96)	(96)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	Receive	2.59%	7/24	1,400	(130)	(130)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	Receive	2.53%	8/24	2,750	(238)	(238)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	Receive	2.39%	9/24	4,000	(280)	(280)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	Receive	2.31%	9/24	1,400	(86)	(86)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	Receive	2.14%	7/25	2,900	(51)	(51)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	Receive	1.79%	8/25	1,500	21	21
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	Receive	1.87%	5/26	17,000	393	393
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	Receive	1.92%	5/26	7,000	128	128

Inflation Protection Portfolio

Floating Rate Index (continued)	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	Receive	1.77%	6/26	6,000	$196	$196
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	Receive	2.25%	11/26	3,000	(46)	(46)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	Receive	2.28%	11/26	3,000	(57)	(57)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	Receive	2.28%	11/26	4,000	(76)	(76)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	Receive	2.24%	4/27	3,500	(64)	(64)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	Receive	2.22%	4/27	2,000	(32)	(32)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	Receive	2.24%	4/27	2,000	(35)	(35)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	Receive	2.24%	5/27	5,000	(85)	(85)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	Receive	2.07%	8/27	3,500	23	23
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	Receive	2.90%	12/27	1,700	(433)	(433)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	Receive	2.78%	7/44	1,400	(331)	(331)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	Receive	2.76%	3/23	700	(84)	(84)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	Receive	2.36%	9/24	3,500	(235)	(235)

						$(3,897)	$(3,897)

(k)	Cash or securities with an aggregate value of $4,490 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on September 30, 2017.

(l)	This security is being valued using significant unobservable inputs.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

Inflation Protection Portfolio

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$-	$1,528	$-
Corporate Bonds	-	77,342	-
Government Bonds	-	207,143	-
Structured Products	-	71,140	2,053
Short-Term Investments	659	21,718	-
Other Financial Instruments^
Futures	-	529	-
Forward Currency Contracts	-	1	-
Interest Rate Swaps	-	761	-
Total Assets:	$659	$380,162	$2,053
Liabilities:
Other Financial Instruments^
Futures	$-	$(139)	$-
Forward Currency Contracts	-	(193)	-
Interest Rate Swaps	-	(4,658)	-
Total Liabilities:	$-	$(4,990)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

For the period ended September 30, 2017, there were transfers from Level 3 to Level 2 in the amount of $1,240 (in thousands). These transfers were the result of an increase in the quantity of observable inputs for a security that was previously not priced by a third party vendor.

High Yield Bond Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Corporate Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Basic Materials (4.9%)
Alpha 3 BV / Alpha US Bidco, Inc., 6.250%, 2/1/25 144A	2,250,000	2,289
ArcelorMittal, 6.125%, 6/1/25	425,000	489
Clearwater Paper Corp., 5.375%, 2/1/25 144A	3,350,000	3,333
Compass Minerals International, Inc., 4.875%, 7/15/24 144A	2,050,000	2,014
Crown Holdings, Inc., 4.250%, 9/30/26	375,000	379
Eco Services Operations LLC / Eco Finance Corp., 8.500%, 11/1/22 144A	1,225,000	1,277
Freeport-McMoRan, Inc., 3.550%, 3/1/22	175,000	172
Freeport-McMoRan, Inc., 3.875%, 3/15/23	2,775,000	2,733
Freeport-McMoRan, Inc., 5.400%, 11/14/34	3,425,000	3,271
Hexion, Inc., 6.625%, 4/15/20	3,000,000	2,685
HudBay Minerals, Inc., 7.250%, 1/15/23 144A	600,000	639
HudBay Minerals, Inc., 7.625%, 1/15/25 144A	1,050,000	1,137
Huntsman International LLC, 4.875%, 11/15/20	730,000	773
Platform Specialty Products Corp., 6.500%, 2/1/22 144A	5,000,000	5,181
Platform Specialty Products Corp., 10.375%, 5/1/21 144A	675,000	736
PQ Corp., 6.750%, 11/15/22 144A	450,000	487
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22 144A	3,975,000	4,124
Steel Dynamics, Inc., 5.000%, 12/15/26	525,000	561
Steel Dynamics, Inc., 5.125%, 10/1/21	620,000	638
Steel Dynamics, Inc., 5.500%, 10/1/24	930,000	995
Teck Resources, Ltd., 6.000%, 8/15/40	850,000	922
Teck Resources, Ltd., 6.125%, 10/1/35	1,075,000	1,204
Teck Resources, Ltd., 6.250%, 7/15/41	175,000	198
Teck Resources, Ltd., 8.500%, 6/1/24 144A	1,175,000	1,348
Valvoline Finco Two LLC, 5.500%, 7/15/24 144A	300,000	320
Versum Materials, Inc., 5.500%, 9/30/24 144A	550,000	583
W.R. Grace & Co., 5.625%, 10/1/24 144A	480,000	528

Total		39,016

Communications (17.4%)
Acosta, Inc., 7.750%, 10/1/22 144A	2,850,000	2,052
Altice Luxembourg SA, 7.625%, 2/15/25 144A	3,875,000	4,180
Altice Luxembourg SA, 7.750%, 5/15/22 144A	200,000	212
Altice US Finance I Corp., 5.375%, 7/15/23 144A	1,100,000	1,163
Altice US Finance I Corp., 5.500%, 5/15/26 144A	650,000	686
AMC Networks, Inc., 4.750%, 8/1/25	800,000	808
AMC Networks, Inc., 5.000%, 4/1/24	1,875,000	1,936
Anixter, Inc., 5.500%, 3/1/23	275,000	299
Cablevision Systems Corp., 5.875%, 9/15/22	1,650,000	1,708
CBS Radio, Inc., 7.250%, 11/1/24 144A	1,125,000	1,201
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27 144A	1,300,000	1,318
CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 9/30/22	1,350,000	1,390
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25 144A	650,000	674
CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 5/1/26 144A	550,000	570

Corporate Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Communications continued
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 9/1/23	1,000,000	1,037
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 1/15/24	3,050,000	3,168
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 2/15/26 144A	1,825,000	1,914
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 5/1/27 144A	425,000	445
CCO Holdings LLC, 5.000%, 2/1/28 144A	2,050,000	2,043
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21 144A	2,935,000	2,986
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.750%, 7/15/25 144A	1,325,000	1,464
Clear Channel International BV, 8.750%, 12/15/20 144A	375,000	393
Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	2,325,000	2,395
CommScope Technologies Finance LLC, 6.000%, 6/15/25 144A	650,000	695
CommScope, Inc., 5.500%, 6/15/24 144A	1,925,000	2,014
CSC Holdings LLC, 5.250%, 6/1/24	600,000	607
CSC Holdings LLC, 5.500%, 4/15/27 144A	1,675,000	1,742
CSC Holdings LLC, 6.625%, 10/15/25 144A	1,250,000	1,369
CSC Holdings LLC, 10.125%, 1/15/23 144A	1,675,000	1,933
CSC Holdings LLC, 10.875%, 10/15/25 144A	475,000	587
Digicel Group, Ltd., 7.125%, 4/1/22 144A	525,000	476
Digicel Group, Ltd., 8.250%, 9/30/20 144A	950,000	928
DISH DBS Corp., 5.000%, 3/15/23	1,660,000	1,696
DISH DBS Corp., 5.875%, 7/15/22	1,080,000	1,147
DISH DBS Corp., 5.875%, 11/15/24	2,800,000	2,935
DISH DBS Corp., 7.750%, 7/1/26	500,000	574
The EW Scripps Co., 5.125%, 5/15/25 144A	400,000	408
Gray Television, Inc., 5.125%, 10/15/24 144A	675,000	678
Gray Television, Inc., 5.875%, 7/15/26 144A	2,150,000	2,214
iHeartCommunications, Inc., 9.000%, 3/1/21	600,000	426
iHeartCommunications, Inc., 9.000%, 9/15/22	1,515,000	1,068
Intelsat Jackson Holdings SA, 5.500%, 8/1/23	2,700,000	2,288
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,490,000	1,434
Intelsat Jackson Holdings SA, 7.500%, 4/1/21	1,550,000	1,469
Intelsat Jackson Holdings SA, 8.000%, 2/15/24 144A	1,125,000	1,209
Intelsat Jackson Holdings SA, 9.750%, 7/15/25 144A	950,000	959
Lamar Media Corp., 5.875%, 2/1/22	1,725,000	1,777
Level 3 Financing, Inc., 5.375%, 1/15/24	250,000	256
LIN Television Corp., 5.875%, 11/15/22	2,000,000	2,085
Match Group, Inc., 6.375%, 6/1/24 144A	725,000	789
Match Group, Inc., 6.750%, 12/15/22 144A	2,200,000	2,271
Nexstar Broadcasting, Inc., 6.125%, 2/15/22 144A	1,850,000	1,929
Nexstar Escrow Corp., 5.625%, 8/1/24 144A	875,000	906
Outdoor Americas Capital LLC / Outfront Media Capital Corp., 5.875%, 3/15/25	1,850,000	1,938
Radio One, Inc., 7.375%, 4/15/22 144A	1,825,000	1,825
Radio One, Inc., 9.250%, 2/15/20 144A	1,450,000	1,374
SFR Group SA, 6.000%, 5/15/22 144A	1,045,000	1,092

High Yield Bond Portfolio

Corporate Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Communications continued
SFR Group SA, 6.250%, 5/15/24 144A	1,300,000	1,373
SFR Group SA, 7.375%, 5/1/26 144A	2,800,000	3,024
Sinclair Television Group, Inc., 5.125%, 2/15/27 144A	950,000	923
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,370,000	1,404
Sinclair Television Group, Inc., 5.625%, 8/1/24 144A	825,000	847
Sinclair Television Group, Inc., 5.875%, 3/15/26 144A	325,000	331
Sinclair Television Group, Inc., 6.125%, 10/1/22	990,000	1,020
Sirius XM Radio, Inc., 4.625%, 5/15/23 144A	550,000	565
Sirius XM Radio, Inc., 5.000%, 8/1/27 144A	775,000	790
Sirius XM Radio, Inc., 5.375%, 4/15/25 144A	1,100,000	1,160
Sirius XM Radio, Inc., 5.375%, 7/15/26 144A	1,675,000	1,763
Sirius XM Radio, Inc., 6.000%, 7/15/24 144A	2,185,000	2,352
Sprint Capital Corp., 6.875%, 11/15/28	2,000,000	2,240
Sprint Communications, Inc., 6.000%, 11/15/22	1,675,000	1,793
Sprint Corp., 7.125%, 6/15/24	650,000	731
Sprint Corp., 7.250%, 9/15/21	1,750,000	1,945
Sprint Corp., 7.875%, 9/15/23	6,190,000	7,180
Symantec Corp., 5.000%, 4/15/25 144A	1,150,000	1,202
TEGNA, Inc., 5.125%, 7/15/20	980,000	1,006
TEGNA, Inc., 5.500%, 9/15/24 144A	495,000	521
TEGNA, Inc., 6.375%, 10/15/23	700,000	745
T-Mobile USA, Inc., 5.125%, 4/15/25	2,700,000	2,821
T-Mobile USA, Inc., 5.375%, 4/15/27	350,000	377
T-Mobile USA, Inc., 6.000%, 3/1/23	775,000	817
T-Mobile USA, Inc., 6.125%, 1/15/22	575,000	598
T-Mobile USA, Inc., 6.375%, 3/1/25	1,035,000	1,114
T-Mobile USA, Inc., 6.500%, 1/15/24	425,000	453
T-Mobile USA, Inc., 6.500%, 1/15/26	875,000	966
T-Mobile USA, Inc., 6.625%, 4/1/23	1,000,000	1,053
T-Mobile USA, Inc., 6.836%, 4/28/23	225,000	238
Tribune Media Co., 5.875%, 7/15/22	3,050,000	3,172
Unitymedia GmbH, 6.125%, 1/15/25 144A	3,250,000	3,465
Unitymedia Hessen GmbH & Co., KG / Unitymedia NRW GmbH, 5.000%, 1/15/25 144A	1,250,000	1,314
VeriSign, Inc., 4.625%, 5/1/23	300,000	310
VeriSign, Inc., 4.750%, 7/15/27	550,000	567
VeriSign, Inc., 5.250%, 4/1/25	350,000	378
Virgin Media Finance PLC, 5.750%, 1/15/25 144A	2,350,000	2,435
Virgin Media Secured Finance PLC, 5.250%, 1/15/26 144A	3,175,000	3,306
Virgin Media Secured Finance PLC, 5.500%, 8/15/26 144A	425,000	448
Ziggo Bond Finance BV, 5.875%, 1/15/25 144A	625,000	652
Ziggo Bond Finance BV, 6.000%, 1/15/27 144A	1,225,000	1,268
Ziggo Secured Finance BV, 5.500%, 1/15/27 144A	2,275,000	2,331

Total		140,138

Consumer, Cyclical (13.3%)
1011778 B.C. ULC / New Red Finance, Inc., 4.250%, 5/15/24 144A	475,000	477
1011778 B.C. ULC / New Red Finance, Inc., 5.000%, 10/15/25 144A	3,500,000	3,544
1011778 B.C. ULC / New Red Finance, Inc., 6.000%, 4/1/22 144A	2,067,000	2,132
Adient Global Holdings, Ltd., 4.875%, 4.875%, 8/15/26 144A	2,050,000	2,096

Corporate Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Consumer, Cyclical continued
Allison Transmission, Inc., 5.000%, 10/1/24 144A	900,000	934
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	1,150,000	1,134
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	375,000	370
American Axle & Manufacturing, Inc., 6.500%, 4/1/27 144A	1,800,000	1,816
American Builders & Contractors Supply Co., Inc., 5.625%, 4/15/21 144A	1,083,000	1,107
American Builders & Contractors Supply Co., Inc., 5.750%, 12/15/23 144A	125,000	133
Aramark Services, Inc., 5.000%, 4/1/25 144A	1,450,000	1,542
Aramark Services, Inc., 5.125%, 1/15/24	1,525,000	1,618
Argos Merger Sub, Inc., 7.125%, 3/15/23 144A	3,975,000	3,100
BCD Acquisition, Inc., 9.625%, 9/15/23 144A	1,750,000	1,925
Beacon Roofing Supply, Inc., 6.375%, 10/1/23	625,000	666
Boyd Gaming Corp., 6.375%, 4/1/26	775,000	846
Boyd Gaming Corp., 6.875%, 5/15/23	2,050,000	2,192
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	2,280,000	2,397
Chester Downs & Marina LLC / Chester Downs Finance Corp., 9.250%, 2/1/20 144A	2,075,000	2,101
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 144A	500,000	511
CRC Escrow LLC Co., 5.250%, 10/15/25 144A	3,425,000	3,425
Dana Financing Luxembourg Sarl, 5.750%, 4/15/25 144A	400,000	422
Dana Financing Luxembourg Sarl, 6.500%, 6/1/26 144A	2,025,000	2,187
Eldorado Resorts, Inc., 6.000%, 4/1/25	1,800,000	1,890
EMI Music Publishing Group North America Holdings, Inc., 7.625%, 6/15/24 144A	2,100,000	2,336
Ferrellgas LP / Ferrellgas Finance Corp., 6.500%, 5/1/21	850,000	824
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 1/15/22	2,350,000	2,279
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 6/15/23	1,400,000	1,351
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	175,000	192
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	500,000	546
The Goodyear Tire & Rubber Co., 4.875%, 3/15/27	375,000	386
The Goodyear Tire & Rubber Co., 5.000%, 5/31/26	1,150,000	1,199
The Goodyear Tire & Rubber Co., 5.125%, 11/15/23	350,000	366
Hanesbrands, Inc., 4.875%, 5/15/26 144A	1,100,000	1,143
HD Supply, Inc., 5.750%, 4/15/24 144A	375,000	401
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/1/25	1,175,000	1,210
JB Poindexter & Co., Inc., 9.000%, 4/1/22 144A	1,050,000	1,097
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.750%, 6/1/27 144A	550,000	567
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.000%, 6/1/24 144A	800,000	843
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.250%, 6/1/26 144A	1,600,000	1,694
MGM Resorts International, 6.000%, 3/15/23	2,525,000	2,784
MGM Resorts International, 6.625%, 12/15/21	1,040,000	1,170

High Yield Bond Portfolio

Corporate Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Consumer, Cyclical continued
MGM Resorts International, 6.750%, 10/1/20	510,000	562
MGM Resorts International, 7.750%, 3/15/22	345,000	403
Michaels Stores, Inc., 5.875%, 12/15/20 144A	1,875,000	1,917
Mohegan Tribal Gaming Authority, 7.875%, 10/15/24 144A	2,250,000	2,391
Party City Holdings, Inc., 6.125%, 8/15/23 144A	2,425,000	2,522
Penn National Gaming, Inc., 5.625%, 1/15/27 144A	1,150,000	1,193
Performance Food Group, Inc., 5.500%, 6/1/24 144A	325,000	336
PetSmart, Inc., 8.875%, 6/1/25 144A	1,000,000	796
Pinnacle Entertainment, Inc., 5.625%, 5/1/24	2,225,000	2,275
Regal Entertainment Group, 5.750%, 3/15/22	310,000	320
Regal Entertainment Group, 5.750%, 2/1/25	1,025,000	1,038
Rite Aid Corp., 6.125%, 4/1/23 144A	2,025,000	1,967
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21 144A	2,125,000	2,146
Sabre GLBL, Inc., 5.375%, 4/15/23 144A	1,275,000	1,321
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	1,650,000	1,691
Schaeffler Verwaltung Zwei GmbH, 4.500%, 9/15/23 144A	375,000	382
Schaeffler Verwaltung Zwei GmbH, 4.750%, 9/15/26 144A	3,325,000	3,387
The Scotts Miracle-Gro Co., 5.250%, 12/15/26	125,000	132
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	3,865,000	3,904
Seminole Tribe of Florida, Inc., 7.804%, 10/1/20 144A	1,705,000	1,722
Six Flags Entertainment Corp., 4.875%, 7/31/24 144A	850,000	865
Six Flags Entertainment Corp., 5.500%, 4/15/27 144A	3,475,000	3,562
Springs Industries, Inc., 6.250%, 6/1/21	1,006,000	1,037
Station Casinos LLC, 7.500%, 3/1/21	1,087,000	1,128
Station Casinos LLC, 10/1/25 144A	1,425,000	1,428
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.500%, 6/1/24	3,425,000	3,442
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.750%, 3/1/25	275,000	272
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.875%, 3/1/27	575,000	569
Sugarhouse HSP Gaming Prop Mezz LP, 5.875%, 5/15/25 144A	1,525,000	1,498
Tenneco, Inc., 5.000%, 7/15/26	350,000	359
TI Group Automotive Systems LLC, 8.750%, 7/15/23 144A	1,925,000	2,041
WMG Acquisition Corp., 5.000%, 8/1/23 144A	250,000	258
WMG Aquisition Corp., 4.875%, 11/1/24 144A	450,000	462
Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp., 5.250%, 5/15/27 144A	1,200,000	1,222
ZF North America Capital, Inc., 4.750%, 4/29/25 144A	975,000	1,029

Total		106,808

Consumer, Non-cyclical (21.2%)
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	400,000	420
Acadia Healthcare Co., Inc., 6.500%, 3/1/24	2,625,000	2,819
Air Medical Merger Sub Corp., 6.375%, 5/15/23 144A	2,850,000	2,743

Corporate Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Consumer, Non-cyclical continued
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertsons’s LLC, 5.750%, 3/15/25	2,250,000	1,980
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertsons’s LLC, 6.625%, 6/15/24	1,600,000	1,494
AmSurg Corp., 5.625%, 7/15/22	1,275,000	1,329
Avantor Inc., 10/1/24 144A	825,000	846
Avantor Inc., 9.000%, 10/1/25 144A	1,925,000	1,970
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.250%, 3/15/25 144A	875,000	875
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.375%, 4/1/24 144A	1,875,000	1,955
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	800,000	790
CHS / Community Health Systems, Inc., 6.250%, 3/31/23	1,550,000	1,523
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	2,910,000	2,284
Crimson Merger Sub, Inc., 6.625%, 5/15/22 144A	6,800,000	6,664
DaVita HealthCare Partners, Inc., 5.750%, 8/15/22	725,000	743
Eagle Holding Co. II LLC, 7.625%, 5/15/22 144A	1,100,000	1,141
Endo Finance LLC / Endo Finco, Inc., 6.000%, 2/1/25 144A	2,875,000	2,329
Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.000%, 7/15/23 144A	1,850,000	1,526
Envision Healthcare Corp., 5.125%, 7/1/22 144A	2,280,000	2,365
First Quality Finance Co., Inc., 4.625%, 5/15/21 144A	3,235,000	3,268
First Quality Finance Co., Inc., 5.000%, 7/1/25 144A	425,000	438
Gartner, Inc., 5.125%, 4/1/25 144A	850,000	897
GW Honos Security Corp., 8.750%, 5/15/25 144A	1,050,000	1,120
HCA Healthcare, Inc., 6.250%, 2/15/21	1,385,000	1,499
HCA, Inc., 4.500%, 2/15/27	1,050,000	1,074
HCA, Inc., 5.000%, 3/15/24	2,575,000	2,742
HCA, Inc., 5.250%, 6/15/26	450,000	485
HCA, Inc., 5.375%, 2/1/25	2,250,000	2,371
HCA, Inc., 5.875%, 3/15/22	3,225,000	3,572
HCA, Inc., 5.875%, 5/1/23	2,520,000	2,740
HCA, Inc., 5.875%, 2/15/26	1,250,000	1,342
HCA, Inc., 6.500%, 2/15/20	1,485,000	1,617
Hearthside Group Holdings LLC / Hearthside Finance Co., 6.500%, 5/1/22 144A	2,000,000	2,045
The Hertz Corp., 5.500%, 10/15/24 144A	1,100,000	990
The Hertz Corp., 6.250%, 10/15/22	1,300,000	1,235
The Hertz Corp., 7.625%, 6/1/22 144A	1,125,000	1,160
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	2,100,000	2,108
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23 144A	5,750,000	6,016
KAR Auction Services, Inc., 5.125%, 6/1/25 144A	1,425,000	1,482
Lamb Weston Holdings, Inc., 4.875%, 11/1/26 144A	1,225,000	1,286
LifePoint Health, Inc., 5.375%, 5/1/24	325,000	338
LifePoint Health, Inc., 5.500%, 12/1/21	1,415,000	1,462
Live Nation Entertainment, Inc., 4.875%, 11/1/24 144A	600,000	621

High Yield Bond Portfolio

Corporate Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Consumer, Non-cyclical continued
Mallinckrodt International Finance SA, 4.750%, 4/15/23	1,850,000	1,577
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.500%, 4/15/25 144A	2,975,000	2,685
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23 144A	1,550,000	1,447
MEDNAX, Inc., 5.250%, 12/1/23 144A	425,000	445
MPH Acquisition Holdings LLC, 7.125%, 6/1/24 144A	5,525,000	5,939
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 4/15/22 144A	4,000,000	4,145
New Amethyst Corp., 6.250%, 12/1/24 144A	1,925,000	2,065
The Nielsen Co. (Luxembourg) Sarl, 5.000%, 2/1/25 144A	1,175,000	1,223
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 1/15/24	475,000	504
Post Holdings, Inc., 5.000%, 8/15/26 144A	1,825,000	1,820
Post Holdings, Inc., 5.500%, 3/1/25 144A	1,275,000	1,323
Post Holdings, Inc., 5.750%, 3/1/27 144A	2,850,000	2,936
Post Holdings, Inc., 6.000%, 12/15/22 144A	300,000	314
Prestige Brands, Inc., 5.375%, 12/15/21 144A	3,475,000	3,579
Prestige Brands, Inc., 6.375%, 3/1/24 144A	1,600,000	1,720
Ritchie Bros. Auctioneers, Inc., 5.375%, 1/15/25 144A	575,000	608
The ServiceMaster Co. LLC, 5.125%, 11/15/24 144A	2,525,000	2,594
Southern Graphics, Inc., 8.375%, 10/15/20 144A	2,375,000	2,408
Spectrum Brands, Inc., 5.750%, 7/15/25	725,000	772
Spectrum Brands, Inc., 6.125%, 12/15/24	2,975,000	3,187
Sterigenics-Nordion Holdings LLC, 6.500%, 5/15/23 144A	3,500,000	3,640
Sterigenics-Nordion Topco LLC, 8.125%, 11/1/21 144A	2,675,000	2,729
Surgery Center Holdings, 6.750%, 7/1/25 144A	2,700,000	2,538
Team Health Holdings, Inc., 6.375%, 2/1/25 144A	4,750,000	4,501
Teleflex, Inc., 5.250%, 6/15/24	1,750,000	1,851
Tenet Healthcare Corp., 4.500%, 4/1/21	830,000	846
Tenet Healthcare Corp., 4.625%, 7/15/24 144A	850,000	842
Tenet Healthcare Corp., 6.750%, 6/15/23	3,500,000	3,360
Tenet Healthcare Corp., 7.500%, 1/1/22 144A	700,000	741
Tenet Healthcare Corp., 8.125%, 4/1/22	330,000	336
THC Escrow Corp. III, 5.125%, 5/1/25 144A	2,400,000	2,367
THC Escrow Corp. III, 7.000%, 8/1/25 144A	575,000	541
United Rentals North America, Inc., 4.875%, 1/15/28	1,075,000	1,080
United Rentals North America, Inc., 5.500%, 7/15/25	475,000	509
United Rentals North America, Inc., 5.500%, 5/15/27	1,750,000	1,866
United Rentals North America, Inc., 5.875%, 9/15/26	1,225,000	1,331
United Rentals, Inc., 4.875%, 1/15/28	1,000,000	1,005
US Foods, Inc., 5.875%, 6/15/24 144A	2,800,000	2,933
Valeant Pharmaceuticals International, Inc., 5.500%, 3/1/23 144A	2,700,000	2,369
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21 144A	1,055,000	986
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 144A	2,925,000	2,585
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25 144A	5,425,000	4,754
Valeant Pharmaceuticals International, Inc., 6.500%, 3/15/22 144A	300,000	317

Corporate Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Consumer, Non-cyclical continued
Valeant Pharmaceuticals International, Inc., 7.000%, 3/15/24 144A	875,000	934
Valeant Pharmaceuticals International, Inc., 7.250%, 7/15/22 144A	500,000	488
Vizient, Inc., 10.375%, 3/1/24 144A	2,775,000	3,188
West Street Merger Sub, Inc., 6.375%, 9/1/25 144A	1,625,000	1,617

Total		170,971

Energy (12.5%)
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.500%, 5/1/25 144A	1,525,000	1,582
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	2,000,000	2,070
Antero Resources Corp., 5.000%, 3/1/25	375,000	381
Antero Resources Corp., 5.125%, 12/1/22	840,000	859
Antero Resources Corp., 5.375%, 11/1/21	730,000	749
Antero Resources Corp., 5.625%, 6/1/23	1,225,000	1,277
Ascent Resources - Utica LLC / AEU Finance Corp., 1.000%, 4/1/22 144A	1,650,000	1,770
Callon Petroleum Co., 6.125%, 10/1/24	1,502,000	1,555
Carrizo Oil & Gas, Inc., 6.250%, 4/15/23	1,725,000	1,751
Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	170,000	174
Carrizo Oil & Gas, Inc., 8.250%, 7/15/25	425,000	462
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27 144A	575,000	592
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	1,725,000	1,857
Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	1,025,000	1,168
Cheniere Energy Partners LP, 5.250%, 10/1/25 144A	2,850,000	2,914
Chesapeake Energy Corp., 5.375%, 6/15/21	890,000	848
Chesapeake Energy Corp., 5.750%, 3/15/23	225,000	208
Chesapeake Energy Corp., 8.000%, 12/15/22 144A	1,064,000	1,146
Chesapeake Energy Corp., 8.000%, 1/15/25 144A	425,000	429
Chesapeake Energy Corp., 8.000%, 6/15/27 144A	2,000,000	1,980
Coeur Mining, Inc., 5.875%, 6/1/24	1,425,000	1,425
Continental Resources, Inc., 4.500%, 4/15/23	1,600,000	1,604
CrownRock LP / CrownRock Finance, Inc., 7.125%, 4/15/21 144A	275,000	283
CrownRock LP / CrownRock Finance, Inc., 7.750%, 2/15/23 144A	525,000	560
CVR Refining LLC / Coffeyville Finance, Inc., 6.500%, 11/1/22	3,150,000	3,213
Diamondback Energy, Inc., 4.750%, 11/1/24	375,000	382
Diamondback Energy, Inc., 5.375%, 5/31/25	575,000	599
Energy Transfer Equity LP, 5.500%, 6/1/27	225,000	237
Energy Transfer Equity LP, 5.875%, 1/15/24	2,025,000	2,174
Enviva Partners LP / Enviva Partners Finance Corp., 8.500%, 11/1/21	2,475,000	2,636
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	350,000	215
EP Energy LLC / Everest Acquisition Finance, Inc., 8.000%, 11/29/24 144A	1,275,000	1,288
Gulfport Energy Corp., 6.000%, 10/15/24	550,000	554
Gulfport Energy Corp., 6.375%, 5/15/25	1,025,000	1,038
Gulfport Energy Corp., 6.625%, 5/1/23	875,000	886
Holly Energy Partners LP / Holly Energy Finance Corp., 6.000%, 8/1/24 144A	2,725,000	2,858

High Yield Bond Portfolio

Corporate Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Laredo Petroleum, Inc., 5.625%, 1/15/22	1,250,000	1,259
Laredo Petroleum, Inc., 6.250%, 3/15/23	400,000	412
Laredo Petroleum, Inc., 7.375%, 5/1/22	575,000	595
MPLX LP, 4.875%, 12/1/24	350,000	377
NGPL PipeCo LLC, 4.375%, 8/15/22 144A	100,000	104
NGPL PipeCo LLC, 4.875%, 8/15/27 144A	150,000	157
NuStar Logistics LP, 5.625%, 4/28/27	1,900,000	2,004
Oasis Petroleum, Inc., 6.500%, 11/1/21	1,395,000	1,423
Oasis Petroleum, Inc., 6.875%, 3/15/22	645,000	656
Parsley Energy LLC / Parsley Finance Corp., 5.250%, 8/15/25 144A	425,000	432
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25 144A	450,000	460
Parsley Energy LLC / Parsley Finance Corp., 6.250%, 6/1/24 144A	300,000	316
PDC Energy, Inc., 6.125%, 9/15/24	575,000	601
PDC Energy, Inc., 7.750%, 10/15/22	350,000	364
Peabody Securities Finance Corp., 6.000%, 3/31/22 144A	300,000	310
Peabody Securities Finance Corp., 6.375%, 3/31/25 144A	1,325,000	1,361
Precision Drilling Corp., 6.500%, 12/15/21	375,000	380
Precision Drilling Corp., 7.750%, 12/15/23	1,000,000	1,020
QEP Resources, Inc., 5.250%, 5/1/23	575,000	559
QEP Resources, Inc., 6.875%, 3/1/21	1,300,000	1,368
Range Resources Corp., 4.875%, 5/15/25	1,000,000	985
Range Resources Corp., 5.000%, 3/15/23 144A	225,000	223
Range Resources Corp., 5.750%, 6/1/21 144A	955,000	993
Rice Energy, Inc., 6.250%, 5/1/22	1,100,000	1,149
RSP Permian, Inc., 5.250%, 1/15/25 144A	750,000	761
RSP Permian, Inc., 6.625%, 10/1/22	750,000	787
Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	150,000	160
Sesi LLC, 7.750%, 9/15/24 144A	1,600,000	1,656
SM Energy Co., 5.625%, 6/1/25	600,000	570
SM Energy Co., 6.500%, 1/1/23	665,000	670
SM Energy Co., 6.750%, 9/15/26	650,000	650
Southwestern Energy Co., 4.100%, 3/15/22	1,375,000	1,322
Southwestern Energy Co., 7.500%, 4/1/26	300,000	312
Southwestern Energy Co., 7.750%, 10/1/27	1,575,000	1,634
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 8/15/22	2,355,000	2,367
Summit Midstream Holdings, LLC/Summit Midstream Finance Corp., 5.750%, 4/15/25	2,275,000	2,309
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	1,025,000	1,056
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.375%, 2/1/27	2,150,000	2,239
TerraForm Power Operating LLC, 6.375%, 2/1/23 144A	3,025,000	3,146
TerraForm Power Operating LLC, 6.625%, 6/15/25 144A	950,000	1,012
Tesoro Corp., 5.125%, 4/1/24	625,000	660
Tesoro Corp., 5.375%, 10/1/22	555,000	572
Tesoro Logistics LP / Tesoro Finance Corp., 5.250%, 1/15/25	725,000	777
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.875%, 10/1/20	967,000	984

Corporate Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,140,000	1,176
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.250%, 10/15/22	1,350,000	1,436
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.375%, 5/1/24	825,000	895
Ultra Resources, Inc., 6.875%, 4/15/22 144A	350,000	357
Ultra Resources, Inc., 7.125%, 4/15/25 144A	1,325,000	1,338
Weatherford International LLC, 6.800%, 6/15/37	400,000	346
Weatherford International, Ltd., 7.000%, 3/15/38	1,400,000	1,246
Weatherford International, Ltd., 8.250%, 6/15/23	1,650,000	1,699
Weatherford International, Ltd., 9.875%, 2/15/24 144A	100,000	110
Western Refining Logistics LP / WNRL Finance Corp., 7.500%, 2/15/23	1,925,000	2,060
Whiting Petroleum Corp., 5.750%, 3/15/21	410,000	403
Whiting Petroleum Corp., 6.250%, 4/1/23	1,150,000	1,131
The Williams Cos., Inc., 4.550%, 6/24/24	900,000	932
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	475,000	497
WPX Energy, Inc., 5.250%, 9/15/24	1,125,000	1,128
WPX Energy, Inc., 6.000%, 1/15/22	375,000	388
WPX Energy, Inc., 7.500%, 8/1/20	84,000	91
WPX Energy, Inc., 8.250%, 8/1/23	350,000	392

Total		100,501

Financial (4.6%)
Ally Financial, Inc., 3.750%, 11/18/19	1,950,000	1,993
Ally Financial, Inc., 4.125%, 2/13/22	400,000	413
Ally Financial, Inc., 5.750%, 11/20/25	3,725,000	4,039
AssuredPartners, Inc., 7.000%, 8/15/25 144A	2,375,000	2,431
Hub Holdings LLC / Hub Holdings Finance, Inc., 8.125%, 7/15/19 144A 8.875%(c)	760,000	762
HUB International, Ltd., 7.875%, 10/1/21 144A	5,615,000	5,847
Iron Mountain, Inc., 5.750%, 8/15/24	425,000	438
KIRS Midco 3 PLC, 8.625%, 7/15/23 144A	2,150,000	2,263
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	475,000	515
National Financial Partners Corp., 6.875%, 7/15/25 144A	2,350,000	2,385
Navient Corp., 5.500%, 1/25/23	350,000	354
Navient Corp., 5.875%, 10/25/24	2,200,000	2,233
Navient Corp., 6.125%, 3/25/24	1,725,000	1,779
Navient Corp., 6.500%, 6/15/22	200,000	212
Navient Corp., 6.750%, 6/25/25	325,000	338
Navient Corp., 7.250%, 9/25/23	1,150,000	1,249
Quicken Loans, Inc., 5.750%, 5/1/25 144A	4,475,000	4,699
RHP Hotel Properties LP / RHP Finance Corp., 5.000%, 4/15/23	325,000	336
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 6/1/25 144A	2,375,000	2,399
USIS Merger Sub, Inc., 6.875%, 5/1/25 144A	2,625,000	2,674

Total		37,359

High Yield Bond Portfolio

Corporate Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Industrial (11.6%)
ARD Finance SA, 7.125%, 9/15/23	3,275,000	3,505
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 5/15/23 144A	525,000	539
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 6/30/21 144A	1,475,000	1,516
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 2/15/25 144A	2,100,000	2,223
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 5/15/24 144A	2,000,000	2,194
Ball Corp., 5.250%, 7/1/25	475,000	521
Belden, Inc., 5.250%, 7/15/24 144A	325,000	339
Berry Plastics Corp., 5.125%, 7/15/23	1,150,000	1,202
Berry Plastics Corp., 5.500%, 5/15/22	4,205,000	4,389
Berry Plastics Corp., 6.000%, 10/15/22	275,000	292
BWAY Holding Co., 5.500%, 4/15/24 144A	2,175,000	2,273
BWAY Holding Co., 7.250%, 4/15/25 144A	4,775,000	4,918
CD&R Waterworks Merger Sub LLC, 6.125%, 8/15/25 144A	875,000	898
Engility Corp., 8.875%, 9/1/24	1,675,000	1,838
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20	2,125,000	1,381
Flex Acquisition Co., Inc., 6.875%, 1/15/25 144A	4,425,000	4,594
Gates Global LLC / Gates Global Co., 6.000%, 7/15/22 144A	4,092,000	4,205
The Hillman Group, Inc., 6.375%, 7/15/22 144A	3,200,000	3,184
JPW Industries Holding Corp., 9.000%, 10/1/24 144A	1,150,000	1,179
Koppers, Inc., 6.000%, 2/15/25 144A	1,150,000	1,236
Masonite International Corp., 5.625%, 3/15/23 144A	800,000	837
Multi-Color Corp., 4.875%, 11/1/25 144A	450,000	455
Multi-Color Corp., 6.125%, 12/1/22 144A	3,125,(C	3,278
NCI Building Systems, Inc., 8.250%, 1/15/23 144A	1,200,000	1,287
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25 144A	2,350,000	2,523
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 144A	500,000	552
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25 144A	325,000	368
Park Aerospace Holdings, Ltd., 4.500%, 3/15/23 144A	550,000	549
Park Aerospace Holdings, Ltd., 5.250%, 8/15/22 144A	425,000	442
Park Aerospace Holdings, Ltd., 5.500%, 2/15/24 144A	4,450,000	4,673
Ply Gem Industries, Inc., 6.500%, 2/1/22	1,100,000	1,146
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 5.750%, 10/15/20	2,705,000	2,752
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 6.875%, 2/15/21	502,305	515
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 7.000%, 7/15/24 144A	2,575,000	2,742
RSI Home Products, Inc., 6.500%, 3/15/23 144A	2,725,000	2,861
Sealed Air Corp., 4.875%, 12/1/22 144A	1,375,000	1,463
Sealed Air Corp., 5.125%, 12/1/24 144A	1,950,000	2,099
Standard Industries, Inc., 5.000%, 2/15/27 144A	2,900,000	3,023
Standard Industries, Inc., 6.000%, 10/15/25 144A	1,275,000	1,391
Tervita Escrow Corp., 7.625%, 12/1/21 144A	1,800,000	1,823

Corporate Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Industrial continued
TransDigm, Inc., 6.000%, 7/15/22	520,000	540
TransDigm, Inc., 6.375%, 6/15/26	1,575,000	1,613
TransDigm, Inc., 6.500%, 7/15/24	4,725,000	4,879
TransDigm, Inc., 6.500%, 5/15/25	300,000	309
TTM Technologies, Inc., 5.625%, 10/1/25 144A	1,275,000	1,290
USG Corp., 4.875%, 6/1/27 144A	1,525,000	1,592
WESCO Distribution, Inc., 5.375%, 12/15/21	2,780,000	2,870
WESCO Distribution, Inc., 5.375%, 6/15/24	1,750,000	1,846
Wrangler Buyer Corp., 6.000%, 10/1/25 144A	625,000	636
Zebra Technologies Corp., 7.250%, 10/15/22	900,000	953

Total		93,733

Other Holdings ( - %)
General Motors Co. Escrow, 7.200%, 1/15/15(d,m),*	610,000	-
General Motors Co. Escrow, 8.375%, 7/15/49(d,m),*	4,865,000	-

Total		-

Technology (8.3%)
BMC Software Finance, Inc., 8.125%, 7/15/21 144A	3,450,000	3,532
CDW LLC / CDW Finance Corp., 5.000%, 9/1/25	450,000	472
CDW LLC / CDW Finance Corp., 5.500%, 12/1/24	2,075,000	2,311
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 6/15/21 144A	450,000	470
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24 144A	3,025,000	3,342
Entegris, Inc., 6.000%, 4/1/22 144A	2,600,000	2,717
First Data Corp., 5.375%, 8/15/23 144A	2,450,000	2,563
First Data Corp., 5.750%, 1/15/24 144A	4,600,000	4,813
First Data Corp., 7.000%, 12/1/23 144A	2,400,000	2,563
IMS Health, Inc., 5.000%, 10/15/26 144A	1,625,000	1,722
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.625%, 11/15/24 144A	3,550,000	3,788
Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 5/1/21 144A 7.875%(c)	4,760,000	4,845
Infor US, Inc., 6.500%, 5/15/22	3,625,000	3,759
Informatica LLC, 7.125%, 7/15/23 144A	2,925,000	2,940
JDA Escrow LLC / JDA Bond Finance, Inc., 7.375%, 10/15/24 144A	2,750,000	2,815
Micron Technology, Inc., 5.250%, 8/1/23 144A	575,000	600
Micron Technology, Inc., 5.250%, 1/15/24 144A	225,000	237
MSCI, Inc., 5.250%, 11/15/24 144A	300,000	319
MSCI, Inc., 5.750%, 8/15/25 144A	1,100,000	1,200
NCR Corp., 4.625%, 2/15/21	675,000	687
NCR Corp., 5.000%, 7/15/22	635,000	649
NCR Corp., 5.875%, 12/15/21	2,150,000	2,221
NCR Corp., 6.375%, 12/15/23	520,000	555
Nuance Communications, Inc., 5.375%, 8/15/20 144A	1,072,000	1,090
Nuance Communications, Inc., 5.625%, 12/15/26 144A	1,675,000	1,776
Nuance Communications, Inc., 6.000%, 7/1/24	1,375,000	1,489
Qorvo, Inc., 7.000%, 12/1/25	600,000	686
Riverbed Technology, Inc., 8.875%, 3/1/23 144A	2,550,000	2,429
Sensata Technologies BV, 5.625%, 11/1/24 144A	1,250,000	1,377
Sensata Technologies UK Financing Co. PLC, 6.250%, 2/15/26 144A	425,000	465

High Yield Bond Portfolio

Corporate Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Solera LLC / Solera Finance, Inc., 10.500%, 3/1/24 144A	3,575,000	4,070
Sophia LP / Sophia Finance, Inc., 9.000%, 9/30/23 144A	2,625,000	2,720
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	1,500,000	1,583

Total		66,805

Utilities (2.0%)
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/25	350,000	360
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	1,025,000	1,080
AmeriGas Partners LP / AmeriGas Finance Corp., 5.750%, 5/20/27	550,000	562
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	2,775,000	2,886
Calpine Corp., 5.375%, 1/15/23	2,800,000	2,727
Calpine Corp., 5.750%, 1/15/25	1,375,000	1,298
Calpine Corp., 6.000%, 1/15/22 144A	455,000	471

Corporate Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
NRG Energy, Inc., 6.250%, 7/15/22	1,450,000	1,523
NRG Energy, Inc., 6.250%, 5/1/24	1,750,000	1,820
NRG Energy, Inc., 6.625%, 3/15/23	750,000	775
NRG Energy, Inc., 6.625%, 1/15/27	925,000	969
NRG Energy, Inc., 7.250%, 5/15/26	1,150,000	1,233

Total		15,704

Total Corporate Bonds
(Cost: $747,458)		771,035

Short-Term Investments (3.6%)

Money Market Funds (3.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.92%#	29,242,526	29,243

Total Short-Term Investments
(Cost: $29,243)		29,243

Total Investments (99.4%)
(Cost: $776,701)(a)		800,278

Other Assets, Less
Liabilities (0.6%)		5,120

Net Assets (100.0%)		805,398

High Yield Bond Portfolio

*	Non-Income Producing

#	7 day yield as of September 30, 2017.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the value of these securities (in thousands) was $455,349 representing 56.5% of the net assets.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $776,701 and the net unrealized appreciation of investments based on that cost was $23,577 which is comprised of $32,17 aggregate gross unrealized appreciation and $8,597 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for when-issued securities.

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$-	$771,035	$-
Short-Term Investments	29,243	-	-
Total Assets:	$29,243	$771,035	$-

Multi-Sector Bond Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Corporate Bonds (44.3%)	Shares/ Par	Value $ (000’s)

Basic Materials (1.0%)
FMG Resources August 2006 PTY, Ltd., 9.750%, 3/1/22 144A	1,800,000	2,024
Georgia-Pacific LLC, 8.875%, 5/15/31	200,000	308
Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20(k)	3,400,000	3,494
Ineos Finance PLC, 4.000%, 5/1/23 144A EUR(f)	1,500,000	1,833
Solvay Finance America LLC, 4.450%, 12/3/25 144A	200,000	215
Suzano Austria GmbH, 7.000%, 3/16/47 144A	200,000	218

Total		8,092

Communications (8.2%)
Altice Financing SA, 5.250%, 2/15/23 EUR(f)	2,800,000	3,482
Altice Financing SA, 6.625%, 2/15/23 144A	2,427,000	2,573
Altice Financing SA, 7.500%, 5/15/26 144A	1,200,000	1,320
Altice SA, 7.250%, 5/15/22 EUR(f)	4,900,000	6,156
AT&T, Inc., 3.400%, 5/15/25	1,000,000	987
AT&T, Inc., 4.900%, 8/14/37	200,000	202
AT&T, Inc., 5.300%, 8/14/58(k)	6,200,000	6,267
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.200%, 3/15/28 144A	1,700,000	1,720
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22(k)	2,400,000	2,539
CommScope Technologies LLC, 5.000%, 3/15/27 144A	100,000	100
Deutsche Telekom International Finance BV, 8.750%, 6/15/30	700,000	1,028
Koninklijke KPN NV, 5.750%, 9/17/29 GBP(f)	750,000	1,270
Qwest Corp., 7.250%, 9/15/25	500,000	553
SFR Group SA, 6.250%, 5/15/24 144A	2,400,000	2,535
SFR Group SA, 7.375%, 5/1/26 144A	6,000,000	6,480
TDC A/S, 5.625%, 2/23/23 GBP(f)	100,000	155
Telecom Italia SPA, 5.303%, 5/30/24 144A	1,500,000	1,631
Time Warner Cable LLC, 5.875%, 11/15/40	300,000	329
Time Warner Cable LLC, 6.750%, 6/15/39	200,000	240
UPCB Finance IV, Ltd., 4.000%, 1/15/27 EUR(f)	350,000	436
UPCB Finance VII, Ltd., 3.625%, 6/15/29 144A EUR(f)	2,800,000	3,276
Verizon Communications, Inc., 3.125%, 3/16/22	200,000	205
Verizon Communications, Inc., 4.125%, 3/16/27	300,000	313
Verizon Communications, Inc., 4.522%, 9/15/48	100,000	97
Verizon Communications, Inc., 4.672%, 3/15/55	2,150,000	2,048
Verizon Communications, Inc., 5.012%, 4/15/49(k)	2,449,000	2,504
Verizon Communications, Inc., 5.250%, 3/16/37	200,000	219
Virgin Media Investment Holdings, Ltd., 5.125%, 1/15/25 144A GBP(f)	700,000	985
Virgin Media Secured Finance PLC, 4.875%, 1/15/27 GBP(f)	3,100,000	4,275
Virgin Media Secured Finance PLC, 5.000%, 4/15/27 144A GBP(f)	500,000	689
Wind Acquisition Finance SA, 4.000%, 7/15/20 EUR(f)	1,400,000	1,672

Corporate Bonds (44.3%)	Shares/ Par	Value $ (000’s)

Communications continued
Wind Acquisition Finance SA, 7.000%, 4/23/21 EUR(f)	5,700,000	7,006
Wind Acquisition Finance SA, 7.375%, 4/23/21 144A	1,000,000	1,040
Ziggo Secured Finance BV, 3.750%, 1/15/25 EUR(f)	1,000,000	1,232
Ziggo Secured Finance BV, 4.250%, 1/15/27 144A EUR(f)	700,000	873

Total		66,437

Consumer, Cyclical (3.9%)
American Airlines Pass Through Trust, Series 2011-1, Class A, 5.250%, 7/31/22	101,927	108
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.700%, 4/1/28	514,698	531
Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/21	195,258	215
Continental Airlines Pass Through Trust, Series 2010, Class A, 4.750%, 7/12/22	61,074	65
CVS Pass-Through Trust, 4.704%, 1/10/36 144A	448,082	480
CVS Pass-Through Trust, 5.926%, 1/10/34 144A	765,809	875
CVS Pass-Through Trust, 7.507%, 1/10/32 144A	81,249	101
DriveTime Automotive Group, Inc., 8.000%, 6/1/21 144A	900,000	906
Ford Motor Credit Co. LLC, 4.134%, 8/4/25	800,000	822
General Motors Financial Co., Inc., 3.450%, 4/10/22	300,000	305
The Goodyear Tire & Rubber Co., 4.875%, 3/15/27	200,000	206
Hilton Worldwide Finance Corp., 4.875%, 4/1/27	700,000	735
INA-Holding Schaeffler GmbH &, 3.750%, 9/15/26 EUR(c),(f)	4,300,000	5,374
L Brands, Inc., 6.875%, 11/1/35	2,040,000	1,979
Marks & Spencer PLC, 3.000%, 12/8/23 GBP(f)	300,000	410
Melco Resorts Finance, Ltd., 4.875%, 6/6/25 144A	700,000	703
QVC, Inc., 4.375%, 3/15/23(k)	2,000,000	2,077
QVC, Inc., 5.450%, 8/15/34	800,000	788
Travis Perkins PLC, 4.375%, 9/15/21 GBP(f)	200,000	284
Travis Perkins PLC, 4.500%, 9/7/23 GBP(f)	200,000	281
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.300%, 8/15/25	85,232	91
US Airways Pass-Through Trust, Series 2012-1, Class A, 5.900%, 4/1/26	1,125,839	1,272
The Virgin Australia 2013-1A Pass Through Trust, 5.000%, 4/23/25 144A	50,160	52
Volkswagen Group of America Finance LLC, 1.000%, (3 Month LIBOR plus 0.44%), 11/20/17 144A	200,000	200
Volkswagen Group of America Finance LLC, 2.125%, 5/23/19 144A	200,000	200
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 3/1/25 144A	6,250,000	6,508
Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp., 5.250%, 5/15/27 144A	800,000	815
ZF North America Capital, Inc., 4.500%, 4/29/22 144A	800,000	841

Multi-Sector Bond Portfolio

Corporate Bonds (44.3%)	Shares/ Par	Value $ (000’s)

Consumer, Cyclical continued
ZF North America Capital, Inc., 4.750%, 4/29/25 144A	4,100,000	4,325

Total		31,549

Consumer, Non-cyclical (2.6%)
Amgen, Inc., 4.663%, 6/15/51	1,041,000	1,142
Casino Guichard Perrachon SA, 3.580%, 2/7/25 EUR(f)	200,000	248
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	200,000	197
Community Health Systems, Inc., 4.065%, 12/31/19	1,302,068	1,296
Community Health Systems, Inc., 4.315%, 1/27/21	1,044,935	1,039
Endo Finance LLC, 5.750%, 1/15/22 144A	2,900,000	2,545
Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 144A	3,200,000	2,608
Hamilton College, 4.750%, 7/1/13	100,000	100
HCA, Inc., 4.500%, 2/15/27	100,000	102
HCA, Inc., 4.750%, 5/1/23(k)	2,655,000	2,801
HCA, Inc., 6.500%, 2/15/20(k)	2,000,000	2,177
Mallinckrodt International Finance SA, 4.750%, 4/15/23	700,000	597
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.750%, 8/1/22 144A	400,000	391
Pfizer, Inc., 5.800%, 8/12/23	200,000	236
Tenet Healthcare Corp., 4.500%, 4/1/21	300,000	306
Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/22	120,000	116
Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21	400,000	403
Teva Pharmaceutical Finance Netherlands III BV, 2.200%, 7/21/21	200,000	193
Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/23	1,000,000	954
Valeant Pharmaceuticals International, Inc., 4.500%, 5/15/23 EUR(f)	1,900,000	1,914
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20 144A	1,400,000	1,398

Total		20,763

Diversified (0.5%)
Co-Operative Group Holdings, Ltd., 6.875%, 7/8/20 GBP(e),(f)	1,000,000	1,497
Co-Operative Group Holdings, Ltd., 7.500%, 7/8/26 GBP(e),(f)	1,700,000	2,797

Total		4,294

Energy (5.6%)
BG Energy Capital PLC, 6.500%, 11/30/72	700,000	704
Borets Finance, Ltd., 7.625%, 9/26/18(k)	2,700,000	2,803
Dolphin Energy, Ltd., 5.500%, 12/15/21 144A	1,000,000	1,100
El Paso Natual Gas Co. LLC, 8.375%, 6/15/32	200,000	258
Energy Transfer LP, 3.600%, 2/1/23	100,000	102
Energy Transfer LP, 4.150%, 10/1/20	400,000	418
Energy Transfer LP, 4.650%, 6/1/21	200,000	213
Energy Transfer LP, 7.500%, 7/1/38	100,000	123
Ensco PLC, 5.750%, 10/1/44	200,000	143
Ensco PLC, 8.000%, 1/31/24	80,000	79
Harvest Operations Corp., 2.330%, 4/14/21 144A	2,970,000	2,878

Corporate Bonds (44.3%)	Shares/ Par	Value $ (000’s)

Energy continued
Kinder Morgan Energy Partners LP, 6.550%, 9/15/40(k)	2,382,000	2,721
Kinder Morgan, Inc., 7.750%, 1/15/32	1,216,000	1,562
Midcontinent Express Pipeline LLC, 6.700%, 9/15/19 144A	1,700,000	1,821
Newfield Exploration Co., 5.625%, 7/1/24(k)	2,100,000	2,252
Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22	1,690,000	1,737
Novatek OAO via Novatek Finance, Ltd., 6.604%, 2/3/21	1,600,000	1,767
Odebrecht Drilling Norbe VIII/IX, Ltd., 6.350%, 6/30/22(d)	2,431,000	1,574
Petrofac, Ltd., 3.400%, 10/10/18 144A	2,510,000	2,493
Regency Energy Partners LP / Regency Energy Finance Corp., 4.500%, 11/1/23	300,000	314
Regency Energy Partners LP / Regency Energy Finance Corp., 5.000%, 10/1/22	1,100,000	1,188
Regency Energy Partners LP / Regency Energy Finance Corp., 5.750%, 9/1/20	300,000	323
Regency Energy Partners LP / Regency Energy Finance Corp., 5.875%, 3/1/22	800,000	885
Reliance Holdings USA, Inc., 4.500%, 10/19/20	300,000	317
Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	1,051
Rockies Express Pipeline LLC, 6.850%, 7/15/18 144A	4,200,000	4,336
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,100,000	1,190
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	100,000	111
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25(b)	4,900,000	5,405
Sabine Pass Liquefaction LLC, 5.750%, 5/15/24	700,000	779
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	200,000	223
Selectica, 8.750%, 11/15/49(d)*	500,000	-
Southwestern Energy Co., 5.800%, 1/23/20	1,900,000	2,033
Williams Partners LP, 3.600%, 3/15/22(k)	2,500,000	2,583

Total		45,486

Financial (19.1%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.250%, 7/1/20	150,000	157
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.000%, 10/1/21	1,500,000	1,619
Alliance Data Systems Corp., 5.250%, 12/1/17 144A	600,000	602
Alliance Data Systems Corp., 5.875%, 11/1/21 144A	2,900,000	3,016
Ally Financial, Inc., 3.250%, 2/13/18	1,500,000	1,511
Ally Financial, Inc., 3.250%, 11/5/18	100,000	101
Ally Financial, Inc., 3.500%, 1/27/19	371,000	377
Ally Financial, Inc., 3.600%, 5/21/18	100,000	101
Ally Financial, Inc., 3.750%, 11/18/19(b)	5,290,000	5,406
Ally Financial, Inc., 4.125%, 3/30/20	537,000	553
Ally Financial, Inc., 4.250%, 4/15/21	246,000	255
Ally Financial, Inc., 4.750%, 9/10/18	100,000	102
Ally Financial, Inc., 8.000%, 12/31/18	30,000	32
Ally Financial, Inc., 8.000%, 11/1/31	1,361,000	1,756
Banco Bilbao SA, 7.000%, 12/29/49 EUR(f)	400,000	493
Banistmo SA, 3.650%, 9/19/22 144A	200,000	200
Bank of America Corp., 4.000%, 4/1/24(k)	2,000,000	2,113
Bank of Ireland, 7.375%, 12/29/49 EUR(f)	400,000	525

Multi-Sector Bond Portfolio

Corporate Bonds (44.3%)	Shares/ Par	Value $ (000’s)

Financial continued
Barclays Bank PLC, 1.000%, (USD SWAP SEMI 30/360 (>2 - 10Y) 5Y plus 6.83%), 4/10/23(k)	3,200,000	3,288
Barclays Bank PLC, 7.625%, 11/21/22(k)	2,000,000	2,297
Barclays Bank PLC, 14.000%, 11/29/49 GBP(f)	800,000	1,267
Barclays PLC, 3.250%, 2/12/27 GBP(f)	500,000	687
Barclays PLC, 3.650%, 3/16/25(k)	3,100,000	3,106
Barclays PLC, 6.500%, 12/29/49 EUR(f)	300,000	372
Barclays PLC, 7.000%, 6/15/49 GBP(f)	800,000	1,103
Barclays PLC, 8.000%, 12/15/49 EUR(f)	200,000	266
Barclays PLC, 8.250%, (USD SWAP SEMI 30/360 (>2 - 10Y) 5Y plus 6.71%), 12/29/49	800,000	845
Blackstone CQP Holdco LP, 6.500%, 3/20/21 144A	14,200,000	14,342
Cantor Fitzgerald LP, 6.500%, 6/17/22 144A	200,000	225
Cantor Fitzgerald LP, 7.875%, 10/15/19 144A	1,500,000	1,644
CIT Group, Inc., 3.875%, 2/19/19	1,000,000	1,019
CIT Group, Inc., 5.000%, 8/15/22	272,000	294
CIT Group, Inc., 5.000%, 8/1/23	100,000	108
CIT Group, Inc., 5.500%, 2/15/19 144A	154,000	161
Citigroup, Inc., 3.400%, 5/1/26	600,000	601
Credit Agricole Assurances SA, 4.250%, 12/31/49 EUR(f)	2,000,000	2,557
Credit Suisse AG, 6.500%, 8/8/23 144A	7,400,000	8,362
Credit Suisse AG, 6.500%, 8/8/23	1,700,000	1,921
Deutsche Bank AG, 4.250%, 10/14/21(b)	4,500,000	4,714
The Doctors Co., 6.500%, 10/15/23 144A	300,000	338
Emerald Bay SA, Class B, 0.000%, 10/19/20 144A EUR(f)(l)	1,000,000	1,011
Emerald Bay SA, Class C, 0.000%, 10/19/20 144A EUR(f)(l)	1,542,000	1,553
Emerald Bay SA, Class D, 0.000%, 10/19/20 144A EUR(f)(l)	381,000	383
Emerald Bay SA, Class E, 0.000%, 10/19/20 144A EUR(f)(l)	873,000	878
The Goldman Sachs Group, Inc., 1.000%, (3 Month LIBOR plus 1.20%), 9/15/20	200,000	204
The Goldman Sachs Group, Inc., 3.087%, 2/25/21	200,000	207
The Goldman Sachs Group, Inc., 3.750%, 5/22/25(k)	2,700,000	2,776
The Goldman Sachs Group, Inc., 3.850%, 7/8/24	1,000,000	1,040
The Goldman Sachs Group, Inc., 4.000%, 3/3/24	400,000	422
The Goldman Sachs Group, Inc., 5.750%, 1/24/22	400,000	448
Goodman US Finance One LLC, 6.375%, 4/15/21 144A	1,000,000	1,113
HBOS PLC, 5.374%, 6/30/21 EUR(f)	600,000	826
The Howard Hughes Corp., 5.375%, 3/15/25 144A	300,000	306
HSBC Holdings PLC, 3.600%, 5/25/23(k)	2,100,000	2,185
ING Bank NV, 5.800%, 9/25/23 144A	2,700,000	3,083
International Lease Finance Corp., 5.875%, 4/1/19	1,400,000	1,475
International Lease Finance Corp., 5.875%, 8/15/22	400,000	448
International Lease Finance Corp., 6.250%, 5/15/19	450,000	478
International Lease Finance Corp., 8.250%, 12/15/20(k)	2,100,000	2,454
International Lease Finance Corp., 8.625%, 1/15/22	400,000	490
Intesa Sanpaolo SPA, 5.017%, 6/26/24 144A	2,700,000	2,745
Intesa Sanpaolo SPA, 6.500%, 2/24/21 144A	4,100,000	4,573
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.875%, 4/15/22 144A	800,000	804

Corporate Bonds (44.3%)	Shares/ Par	Value $ (000’s)

Financial continued
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 144A	2,000,000	2,062
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.500%, 4/15/21 144A	500,000	518
Kennedy Wilson Europe Real Estate PLC, 3.950%, 6/30/22 GBP(f)	2,700,000	3,726
Lincoln Finance, Ltd., 6.875%, 4/15/21 EUR(f)	4,000,000	5,014
Lloyds Bank PLC, Series EMTN, 7.625%, 4/22/25 GBP(f)	1,200,000	2,148
Macquarie Group, Ltd., 6.250%, 1/14/21 144A	300,000	335
Morgan Stanley, 4.000%, 7/23/25(b)	3,600,000	3,795
Morgan Stanley, 5.500%, 1/26/20	500,000	537
Morgan Stanley, 7.300%, 5/13/19	400,000	433
Navient Corp., 4.875%, 6/17/19(k)	3,648,000	3,776
Navient Corp., 6.500%, 6/15/22	1,000,000	1,061
Navient Corp., 6.625%, 7/26/21	1,100,000	1,177
Navient Corp., 8.000%, 3/25/20	638,000	703
NN Group NV, 4.500%, 7/15/49 EUR(f)	2,600,000	3,361
OMEGA Healthcare Investors, Inc., 4.500%, 1/15/25	100,000	101
OMEGA Healthcare Investors, Inc., 4.950%, 4/1/24	100,000	105
OneMain Financial Holdings LLC, 6.750%, 12/15/19 144A	946,000	981
OneMain Financial Holdings LLC, 7.250%, 12/15/21 144A	200,000	209
Peru Enhanced Pass-Through Finance, Ltd., 0.000%, 5/31/18 144A	26,896	27
Rio Oil Finance Trust, Series 2014-1, 9.250%, 7/6/24 144A	1,739,411	1,808
Royal Bank of Scotland Group PLC, 1.000%, (USD SWAP SEMI 30/360 (>2 - 10Y) 5Y plus 5.80%), 12/29/49	200,000	209
Royal Bank of Scotland Group PLC, 2.500%, 3/22/23 EUR(f)	100,000	127
Royal Bank of Scotland Group PLC, 4.800%, 4/5/26(k)	2,600,000	2,782
Royal Bank of Scotland Group PLC, 6.400%, 10/21/19	1,500,000	1,625
Santander UK Group Holdings PLC, 3.125%, 1/8/21	2,100,000	2,137
Santander UK Group Holdings PLC, 6.750%, 12/31/99 GBP(f)	1,390,000	2,026
SL Green Realty Corp., 5.000%, 8/15/18	1,100,000	1,122
Societe Generale SA, 8.250%, 9/29/49	200,000	211
Springleaf Finance Corp., 5.250%, 12/15/19	211,000	220
Springleaf Finance Corp., 6.000%, 6/1/20	18,000	19
Springleaf Finance Corp., 6.125%, 5/15/22(k)	2,900,000	3,071
Springleaf Finance Corp., 8.250%, 12/15/20	150,000	170
UBS AG, 4.750%, 5/22/23(k)	2,300,000	2,332
UBS AG, 7.625%, 8/17/22(b)	4,400,000	5,187
UniCredit SPA, 3.750%, 4/12/22 144A	200,000	205
VEREIT Operating Partnership LP, 4.125%, 6/1/21	100,000	105
VIVAT NV, 2.375%, 5/17/24 EUR(f)	500,000	570
Vonovia Finance BV, 5.000%, 10/2/23 144A	300,000	319
Weyerhaeuser Co., 7.375%, 10/1/19	400,000	442
Weyerhaeuser Co., 7.375%, 3/15/32(k)	1,500,000	2,081

Total		155,175

Multi-Sector Bond Portfolio

Corporate Bonds (44.3%)	Shares/ Par	Value $ (000’s)

Industrial (1.7%)
Asciano Finance, Ltd., 4.625%, 9/23/20 144A	500,000	522
Asciano Finance, Ltd., 5.000%, 4/7/18 144A	800,000	811
Aviation Capital Group Corp., 4.625%, 1/31/18 144A	1,900,000	1,917
Cemex SAB de CV, 4.375%, 3/5/23 EUR(f)	1,400,000	1,754
Crown European Holdings SA, 3.375%, 5/15/25 144A EUR(f)	500,000	621
DAE Funding LLC, 4.000%, 8/1/20 144A	2,020,000	2,061
Flex, Ltd., 4.625%, 2/15/20	200,000	209
Fortress Transportation & Infrastructure, 6.750%, 3/15/22 144A	500,000	520
Lima Metro Line 2 Finance, Ltd., 5.875%, 7/5/34 144A	600,000	660
Park Aerospace Holdings, Ltd., 4.500%, 3/15/23 144A	1,700,000	1,698
Park Aerospace Holdings, Ltd., 5.500%, 2/15/24 144A	2,500,000	2,625

Total		13,398

Technology (0.4%)
Dell International LLC / EMC Corp, 5.450%, 6/15/23 144A	1,400,000	1,532
Dell International LLC / EMC Corp, 8.100%, 7/15/36 144A	300,000	375
Fidelity National Information Services, Inc., 4.500%, 10/15/22	395,000	427
Pitney Bowes, Inc., 3.625%, 9/15/20	100,000	100
Quintiles IMS, Inc., 3.250%, 3/15/25 144A EUR(f)	500,000	601

Total		3,035

Utilities (1.3%)
Dynegy, Inc., 7.375%, 11/1/22(k)	2,500,000	2,603
Dynegy, Inc., 7.625%, 11/1/24(k)	2,175,000	2,254
Dynegy, Inc., 8.000%, 1/15/25 144A	100,000	103
Dynegy, Inc., 8.125%, 1/30/26 144A	700,000	721
Exelon Generation Co. LLC, 4.250%, 6/15/22	500,000	535
FirstEnergy Corp., 7.375%, 11/15/31	600,000	798
Nakilat, Inc., 6.067%, 12/31/33	1,100,000	1,295
National Fuel Gas Co., 5.200%, 7/15/25	300,000	322
Puget Energy, Inc., 5.625%, 7/15/22	200,000	223
SSE PLC, 5.625%, 9/29/49	1,600,000	1,600

Total		10,454

Total Corporate Bonds
(Cost: $343,963)		358,683

Governments (21.0%)

Governments (21.0%)
Argentine Republic, 0.000%, 3/16/18	1,400,000	1,380
Argentine Republic, 0.000%, 9/28/18(b)	3,800,000	3,675
Argentine Republic, 3.875%, 1/15/22 EUR(f)	600,000	723
Argentine Republic, 5.000%, 1/15/27 EUR(f)	4,900,000	5,719
Argentine Republic, 7.820%, 12/31/33 EUR(f)	4,953,973	6,534
Autonomous Community of Catalonia, 4.750%, 6/4/18 EUR(f)	1,650,000	1,978
Autonomous Community of Catalonia, 4.900%, 9/15/21 EUR(f)	700,000	865

Governments (21.0%)	Shares/ Par	Value $ (000’s)

Governments continued
Autonomous Community of Catalonia, 4.950%, 2/11/20 EUR(f)	200,000	248
Bolivarian Republic of Venezuela, 9.250%, 5/7/28	1,100,000	377
Brazilian Government International Bond, 5.000%, 1/27/45	2,700,000	2,513
Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19	700,000	746
Columbia Government International Bond, 5.000%, 6/15/45(b)	6,000,000	6,172
Commonwealth of Australia, 4.250%, 4/21/26 AUD(f)	13,200,000	11,526
Croatia Government International Bond, 6.625%, 7/14/20(b)	5,000,000	5,505
Dominican Republic, 6.850%, 1/27/45	900,000	1,007
Dominican Republic, 6.875%, 1/29/26	500,000	570
Dominican Republic, 7.450%, 4/30/44	400,000	477
Ecuador Government International Bond, 9.650%, 12/13/26 144A	600,000	633
Ecuador Government International Bond, 10.750%, 3/28/22	1,300,000	1,453
Egypt Government International Bond, 8.500%, 1/31/47 144A	1,100,000	1,226
Export-Import Bank of India, 3.375%, 8/5/26 144A	600,000	590
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/23(b)	3,000,000	3,294
Indonesia Government International Bond, 3.375%, 7/30/25 EUR(f)	100,000	130
Indonesia Government International Bond, 3.750%, 6/14/28 EUR(f)	3,600,000	4,760
Indonesia Government International Bond, 5.125%, 1/15/45	700,000	773
Indonesia Government International Bond, 6.750%, 1/15/44(b)	2,900,000	3,874
Letra Tesouro Nacional, 0.000%, 1/1/18 BRL(f)	13,300,000	4,126
Mexico Government International Bond, 4.600%, 1/23/46(b)	4,700,000	4,747
Mexico Government International Bond, 4.750%, 3/8/44	600,000	618
Nakilat, Inc., 6.267%, 12/31/33 144A	583,940	688
Nigeria Government International Bond, 7.875%, 2/16/32 144A	200,000	218
Panama Government International Bond, 6.700%, 1/26/36	1,900,000	2,513
Panama Government International Bond, 8.125%, 4/28/34	100,000	137
Perusahaan Penerbit SBSN Indonesia III, 3.400%, 3/29/22 144A	600,000	612
Petrobras Global Finance BV, 6.125%, 1/17/22(b)	3,600,000	3,870
Petrobras Global Finance BV, 7.375%, 1/17/27	500,000	551
Petrobras Global Finance BV, 8.375%, 5/23/21(b)	4,200,000	4,858
Petroleos de Venezuela SA, 5.375%, 4/12/27	6,500,000	1,950
Petroleos de Venezuela SA, 5.500%, 4/12/37	4,300,000	1,301
Petroleos Mexicanos, 2.750%, 4/21/27 EUR(f)	1,100,000	1,215
Petroleos Mexicanos, 5.125%, 3/15/23 EUR(f)	1,000,000	1,353

Multi-Sector Bond Portfolio

Governments (21.0%)	Shares/ Par	Value $ (000’s)

Governments continued
Petroleos Mexicanos, 5.625%, 1/23/46(b)	5,000,000	5,020
Petroleos Mexicanos, 6.500%, 6/2/41	2,000,000	2,091
Petroleos Mexicanos, 6.500%, 3/13/27 144A	1,700,000	1,884
Petroleos Mexicanos, 6.625%, 6/15/38	1,800,000	1,911
Petroleos Mexicanos, 6.750%, 9/21/47	1,400,000	1,489
Province of Ontario Canada, 2.400%, 6/2/26 CAD(f)	2,800,000	2,184
Province of Ontario Canada, 2.600%, 6/2/25 CAD(f)	600,000	479
Province of Quebec Canada, 2.750%, 9/1/25 CAD(f)	3,000,000	2,419
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 5.838%, 9/30/27 144A	2,300,000	2,609
Republic of Costa Rica, 7.000%, 4/4/44	700,000	744
Republic of Costa Rica, 7.158%, 3/12/45	500,000	540
Republic of El Salvador, 7.625%, 2/1/41	900,000	920
Republic of El Salvador, 7.650%, 6/15/35	300,000	308
Republic of Ghana, 9.250%, 9/15/22	200,000	222
Republic of Indonesia, 3.375%, 7/30/25 144A EUR(f)	3,300,000	4,302
Republic of Indonesia, 3.750%, 6/14/28 144A EUR(f)	1,900,000	2,512
Republic of Kazakhstan, 5.125%, 7/21/25(b)	5,200,000	5,758
Republic of Kazakhstan, 6.500%, 7/21/45	1,100,000	1,355
Republic of South Africa Government International Bond, 5.875%, 9/16/25	500,000	540
Romania, 2.375%, 4/19/27 EUR(f)	1,600,000	1,922
Russian Federation, 5.625%, 4/4/42	2,000,000	2,221
Saudi Government International Bond, 2.875%, 3/4/23 144A	600,000	595
Senegal Government International Bond, 6.250%, 5/23/33 144A	400,000	411
Trinidad & Tobago Government International Bond, 4.500%, 8/4/26 144A	400,000	403
Turkey Government International Bond, 4.875%, 10/9/26(b)	4,000,000	3,973
Turkey Government International Bond, 5.125%, 3/25/22(k)	10,600,000	11,099
Turkey Government International Bond, 5.750%, 5/11/47	2,400,000	2,359
Turkey Government International Bond, 5.750%, 3/22/24	2,400,000	2,550
Ukraine Government International Bond, 7.375%, 9/25/32 144A	600,000	584
Ukraine Government International Bond, 7.750%, 9/1/19(b)	3,100,000	3,267
Ukraine Government International Bond, 7.750%, 9/1/20(b)	4,400,000	4,664
Uruguay Government International Bond, 5.100%, 6/18/50	2,100,000	2,216
Venezuela Government International Bond, 7.650%, 4/21/25	1,700,000	570
Venezuela Government International Bond, 8.250%, 10/13/24	200,000	68
Venezuela Government International Bond, 9.375%, 1/13/34	1,400,000	494

Total Governments
(Cost: $166,654)		170,188

Municipal Bonds (1.6%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (1.6%)
Alameda County Joint Powers Authority, 7.046%, 12/1/44 RB	100,000	143
American Municipal Power, Inc., Series 2010B, 7.834%, 2/15/41 RB	100,000	153
Bay Area Toll Authority, Series 2010, 6.918%, 4/1/40 RB	200,000	285
City of Chicago, 7.750%, 1/1/42 GO	1,300,000	1,407
City of Riverside CA Electric Revenue, 7.605%, 10/1/40 RB	200,000	302
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	399
Irvine Ranch California Water District, 6.622%, 5/1/40 RB	100,000	136
Los Angeles County California Public Works Financing Authority, 7.618%, 8/1/40 RB	200,000	305
Metropolitan Government of Nashville & Davidson County Tennessee, 6.568%, 7/1/37 RB	100,000	134
Municipal Electric Authority of Georgia, 6.655%, 4/1/57 RB	100,000	124
New York City Transitional Finance Authority, 5.508%, 8/1/37 RB	300,000	376
New York State Urban Development Corp., 5.770%, 3/15/39 RB	100,000	122
Port Authority of New York & New Jersey, 5.647%, 11/1/40 RB, GO OF AUTH	1,100,000	1,424
Port Authority of New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	200,000	241
Regents of the University of California Medical Center Pooled Revenue, 6.548%, 5/15/48 RB	100,000	138
San Diego County Regional Airport Authority, Series C, 6.628%, 7/1/40 RB	100,000	111
San Diego Redevelopment Agency, Series A, 7.625%, 9/1/30 TRAN	100,000.0	116
State of California, 7.950%, 3/1/36 GO	900,000	1,015
State of Illinois, 6.630%, 2/1/35 GO	245,000	275
State of Illinois, 6.725%, 4/1/35 GO	95,000	107
State of Illinois, 7.350%, 7/1/35 GO	200,000	229
Texas Public Finance Authority, 8.250%, 7/1/24 RB	200,000	209
Tobacco Settlement Finance Authority of West Virginia, Series A, 7.467%, 6/1/47 RB	1,115,000	1,087
Tobacco Settlement Financing Corp., Series 2007A, 6.706%, 6/1/46 RB(b)	3,340,000	3,055
Triborough Bridge & Tunnel Authority, 5.550%, 11/15/40 RB, GO OF AUTH	800,000	1,005

Total Municipal Bonds
(Cost: $10,477)		12,898

Structured Products (10.4%)

Asset Backed Securities (8.4%)
Accredited Mortgage Loan Trust, Series 2005-3, Class M3, 1.710%, (ICE LIBOR USD 1 Month plus 0.48%), 9/25/35	50,000	48
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1, 2.137%, (ICE LIBOR USD 1 Month plus 0.90%), 12/25/34	90,815	86

Multi-Sector Bond Portfolio

Structured Products (10.4%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
ACE Securities Corp. Home Equity loan Trust, Series 2004-RM2, Class M2, 2.032%, (ICE LIBOR USD 1 Month plus 0.80%), 1/25/35	62,073	61
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4, 2.212%, (ICE LIBOR USD 1 Month plus 0.98%), 7/25/35	100,000	101
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C, 1.387%, (ICE LIBOR USD 1 Month plus 0.15%), 7/25/36	8,325,090	2,998
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2, 2.237%, (ICE LIBOR USD 1 Month plus 1.00%), 3/25/35	205,614	191
Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	96,331	102
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1, 2.107%, (ICE LIBOR USD 1 Month plus 0.87%), 7/25/34	45,880	45
Asset Backed Securities Corp. Home Equity Loan Trust, Series WMC 2005-HE5, Clas s M4, 2.137%, (ICE LIBOR USD 1 Month plus 0.90%), 6/25/35	200,000	198
Asset Backed Securities Corp. Home Equity, Series 2003-HE4, Class M1, 2.479%, (ICE LIBOR USD 1 Month plus 1.25%), 8/15/33	36,110	36
Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN2, Class A1, 3.475%, AFC, 4/28/32 144A	110,852	112
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE11, 1.879%, (ICE LIBOR USD 1 Month plus 0.43%), 11/25/35	42,783	43
Bear Stearns Asset Backed Securities I Trust, Series 2007-AQ1, Class A1, 1.347%, (ICE LIBOR USD 1 Month plus 0.11%), 4/25/31	12,544	13
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, 1.437%, (ICE LIBOR USD 1 Month plus 0.20%), 4/25/37	217,430	252
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, 2.487%, (ICE LIBOR USD 1 Month plus 1.25%), 8/25/37	281,758	278
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 1.727%, (ICE LIBOR USD 1 Month plus 0.49%), 7/25/35	28,775	29
Bear Stearns Asset Backed Securities, Series 2006-HE10, Class 1A2, 1.437%, (ICE LIBOR USD 1 Month plus 0.20%), 12/25/36	56,716	56
The Carlyle Global Market Strategies, Ltd., Series 2015-1A, Class AR, 1.817%, 1.817%, (ICE LIBOR USD 1 Month plus 0.58%), 1/25/35	784,058	777
Citi Held For Asset Issuance, Series 2016-PM1, Class A, 4.650%, 4/15/25 144A	360,465	363
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M2, 1.957%, (ICE LIBOR USD 1 Month plus 0.72%), 9/25/35	154,324	155
Citigroup Mortgage Loan Trust, Series 2007-AHL1, Class A2C, 1.447%, (ICE LIBOR USD 1 Month plus 0.21%), 12/25/36	100,000	92
Countrywide Asset-Backed Certificates, Series 2004-9, Class MV4, 2.812%, (ICE LIBOR USD 1 Month plus 1.58%), 11/25/34	100,000	86

Structured Products (10.4%)	Shares/ Par	Value $ (000’s)

Asset Backed Securities continued
Countrywide Asset-Backed Certificates, Series 2004-AB2, Class M1, 2.017%, (ICE LIBOR USD 1 Month plus 0.78%), 5/25/36	336,311	337
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6, 4.740%, AFC, 10/25/35	14,066	14
Countrywide Asset-Backed Certificates, Series 2005-AB, Class 2A4, 1.587%, (ICE LIBOR USD 1 Month plus 0.35%), 3/25/36	96,709	79
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5, 4.789%, 7/25/36(e)	100,000	83
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A3, 1.407%, (ICE LIBOR USD 1 Month plus 0.17%), 5/25/37	165,753	164
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A, 1.377%, (ICE LIBOR USD 1 Month plus 0.14%), 6/25/37	716,027	622
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 1.527%, (ICE LIBOR USD 1 Month plus 0.29%), 7/25/36	80,062	78
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3, 1.527%, (ICE LIBOR USD 1 Month plus 0.29%), 8/25/36	136,011	133
Countrywide Asset-Backed Certificates, Series 2006-BC3, Class M2, 1.557%, (ICE LIBOR USD 1 Month plus 0.32%), 2/25/37	900,000	608
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3, 1.377%, (ICE LIBOR USD 1 Month plus 0.14%), 7/25/37	56,470	48
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A, 2.077%, (ICE LIBOR USD 1 Month plus 0.84%), 10/25/47	3,304,517	3,258
Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A, 1.437%, (ICE LIBOR USD 1 Month plus 0.20%), 6/25/47	1,280,405	1,099
Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1, 1.787%, (ICE LIBOR USD 1 Month plus 0.55%), 5/25/47 144A	2,945,810	2,057
Credit Suisse First Boston Mortgage Securities Corp., Series 01-HE17, Class A1, 1.857%, (ICE LIBOR USD 1 Month plus 0.62%), 1/25/32	6,579	6
Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 2.287%, (ICE LIBOR USD 1 Month plus 1.05%), 5/25/37 144A	456,104	435
EMF-NL BV, Series 2008-APRX, Class A2, 0.469%, 4/17/41 EUR(f)	215,101	241
Enterprise Inns PLC, 6.875%, 5/9/25 GBP(f)	1,600,000	2,370
Eurosail-NL BV, Series 2007-NL2X, Class A, 1.169%, 10/17/40 EUR(f)	142,017	172
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class A2B, 1.497%, (ICE LIBOR USD 1 Month plus 0.26%), 11/25/36	262,088	262
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4, 1.387%, (ICE LIBOR USD 1 Month plus 0.15%), 7/25/36	18,502	18
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 1.377%, (ICE LIBOR USD 1 Month plus 0.14%), 9/25/36	100,269	99

Multi-Sector Bond Portfolio

Structured Products (10.4%)	Shares/ Par	Value $ (000’s)

Asset Backed Securities continued
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A5, 4/25/36	200,000	168
Fremont Home Loan Trust, Series 2005-02, Class M4, 2.167%, (ICE LIBOR USD 1 Month plus 0.93%), 6/25/35	300,000	249
Greene King Finance PLC, 2.407%, 3/15/36 GBP(f)	450,000	507
GSAA Home Equity Trust, Series 2006-17, Class A1, 1.297%, (ICE LIBOR USD 1 Month plus 0.06%), 11/25/36	69,915	36
GSAMP Trust, Series 2004-WF, Class M2, 2.887%, (ICE LIBOR USD 1 Month plus 1.65%), 10/25/34	79,454	77
GSAMP Trust, Series 2007-FM2, Class A2B, 1.327%, (ICE LIBOR USD 1 Month plus 0.09%), 1/25/37	235,856	151
GSAMP Trust, Series 2007-NC1, Class A2A, 1.287%, (ICE LIBOR USD 1 Month plus 0.05%), 12/25/46	18,514	11
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4, 1.577%, (ICE LIBOR USD 1 Month plus 0.34%), 4/25/37	500,000	380
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A2, 1.397%, (ICE LIBOR USD 1 Month plus 0.16%), 7/25/37	446,886	311
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4, 1.627%, (ICE LIBOR USD 1 Month plus 0.39%), 11/25/35	300,000	285
Lehman XS Trust, Series 2005-4, Class 1A3, 2.037%, (ICE LIBOR USD 1 Month plus 0.80%), 10/25/35	24,496	24
Lendmark Funding Trust, Series 2016-A2, Class A, 3.260%, 4/21/25 144A	400,000	402
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4, 1.537%, (ICE LIBOR USD 1 Month plus 0.30%), 2/25/36	87,573	62
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4, 1.507%, (ICE LIBOR USD 1 Month plus 0.27%), 5/25/46	372,196	178
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A, 1.387%, (ICE LIBOR USD 1 Month plus 0.15%), 5/25/36	1,754,800	1,202
Mastr Asset Backed Securities Trust, Series 2004-WMC2, Class M1, 2.137%, (ICE LIBOR USD 1 Month plus 0.90%), 4/25/34	206,254	204
Mastr Asset Backed Securities Trust, Series 2006-FRE2, Class A1, 1.387%, (ICE LIBOR USD 1 Month plus 0.15%), 3/25/36	16,973,182	13,966
Mastr Asset Backed Securities Trust, Series 2006-HE3, Class A2, 1.337%, (ICE LIBOR USD 1 Month plus 0.10%), 8/25/36	2,492,832	1,190
Mastr Asset Backed Securities Trust, Series 2006-WMC4, Class A5, 1.387%, (ICE LIBOR USD 1 Month plus 0.15%), 10/25/36	1,065,488	488
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1, 1.687%, (ICE LIBOR USD 1 Month plus 0.45%), 2/25/47	1,126,662	820
Mitchells & Butlers Finance PLC, 0.777%, 12/15/30 GBP(f)	1,560,812	1,904

Structured Products (10.4%)	Shares/ Par	Value $ (000’s)

Asset Backed Securities continued
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE7, Class A2C, 1.557%, (ICE LIBOR USD 1 Month plus 0.32%), 11/25/35	13,712	14
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2, 1.942%, (ICE LIBOR USD 1 Month plus 0.71%), 1/25/35	165,311	160
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5, 2.227%, (ICE LIBOR USD 1 Month plus 0.99%), 6/25/35	300,000	303
Morgan Stanley ABS Capital I, Inc., Series 2006-HE7, Class A2C, 1.397%, (ICE LIBOR USD 1 Month plus 0.16%), 9/25/36	82,732	51
Morgan Stanley ABS Capital I, Inc., Series 2006-HE8, Class A2C, 1.377%, (ICE LIBOR USD 1 Month plus 0.14%), 10/25/36	77,221	46
Morgan Stanley ABS Capital I, Inc., Series 2007-HE5, Class A2C, 1.487%, (ICE LIBOR USD 1 Month plus 0.25%), 3/25/37	75,540	41
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1, 2.137%, (ICE LIBOR USD 1 Month plus 0.90%), 7/25/32	9,832	10
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC1, Class M1, 2.812%, (ICE LIBOR USD 1 Month plus 1.58%), 11/25/32	126,743	127
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1, 2.587%, (ICE LIBOR USD 1 Month plus 1.35%), 2/25/33	45,482	45
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B, 1.397%, (ICE LIBOR USD 1 Month plus 0.16%), 9/25/37	898,044	861
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/28 144A	1,000,000	1,017
Park Place Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005 -WCW2, Class M1, 1.987%, (ICE LIBOR USD 1 Month plus 0.50%), 7/25/35	56,147	56
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2, 2.032%, (ICE LIBOR USD 1 Month plus 0.80%), 8/25/35	231,570	228
RAC Bond Co. PLC, 4.870%, 5/6/46 GBP(f)	500,000	735
Residential Asset Mortgage Products, Inc., Series 2007-RP4, Class A, 1.587%, (ICE LIBOR USD 1 Month plus 0.35%), 11/25/46 144A	337,757	303
Residential Asset Mortgage Products, Series 2005-EFC4, Class M3, 1.717%, (ICE LIBOR USD 1 Month plus 0.48%), 9/25/35	300,000	299
Residential Asset Mortgage Products, Series 2006-NC2, Class A2, 1.427%, (ICE LIBOR USD 1 Month plus 0.19%), 2/25/36	6,709	7
Residential Asset Securities Corp., Series 2006-EMX1, Class M1, 1.647%, (ICE LIBOR USD 1 Month plus 0.41%), 1/25/36	198,033	196
Residential Asset Securities Corp., Series 2007-KS1, Class A3, 1.387%, (ICE LIBOR USD 1 Month plus 0.15%), 1/25/37	277,867	270

Multi-Sector Bond Portfolio

Structured Products (10.4%)	Shares/ Par	Value $ (000’s)

Asset Backed Securities continued
Residential Asset Securities Corp., Series 2007-KS3, Class AI4, 1.577%, (ICE LIBOR USD 1 Month plus 0.34%), 4/25/37	1,600,000	1,344
Rio Oil Finance Trust, Series 2014-1, 9.250%, 7/6/24	543,566	565
Rio Oil Finance Trust, Series 2014-3, 9.750%, 1/6/27	511,533	535
Saxon Asset Securities Trust, Series 2006-1, Class M1, 1.702%, (ICE LIBOR USD 1 Month plus 0.47%), 3/25/36	400,000	347
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2, 2.197%, (ICE LIBOR USD 1 Month plus 0.96%), 1/25/36	130,123	91
SLM Private Education Loan Trust, Series 2010-A, Class 1A, 4.200%, (Prime Rate by County United States plus (0.05)%), 5/16/44 144A	23,611	24
SLM Private Education Loan Trust, Series 2011-B, Class A3, 3.484%, (ICE LIBOR USD 1 Month plus 2.25%), 6/16/42 144A	100,000	104
Soundview Home Loan Trust, Series 2005-3, Class M3, 2.062%, (ICE LIBOR USD 1 Month plus 0.83%), 6/25/35	175,713	174
Soundview Home Loan Trust, Series 2006-2, Class M2, 1.587%, (ICE LIBOR USD 1 Month plus 0.35%), 3/25/36	400,000	378
Soundview Home Loan Trust, Series 2006-3, Class A3, 1.397%, (ICE LIBOR USD 1 Month plus 0.16%), 11/25/36	343,770	320
Soundview Home Loan Trust, Series 2006-OPT2, Class A4, 1.517%, (ICE LIBOR USD 1 Month plus 0.28%), 5/25/36	200,000	180
Soundview Home Loan Trust, Series 2006-OPT3, Class M1, 1.547%, (ICE LIBOR USD 1 Month plus 0.31%), 6/25/36	7,161,261	3,780
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3, 2.212%, (ICE LIBOR USD 1 Month plus 0.98%), 12/25/35	424,202	423
Spirit Issuer PLC, 6.582%, 12/28/27 GBP(f)	1,100,000	1,563
Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, 2.212%, (ICE LIBOR USD 1 Month plus 0.98%), 10/25/33	352,957	352
Structured Asset Investment Loan Trust, Series 2005-5, 1.927%, (ICE LIBOR USD 1 Month plus 0.69%), 6/25/35	55,710	56
Structured Asset Investment Loan Trust, Series 2005-7, Class M2, 2.002%, (ICE LIBOR USD 1 Month plus 0.77%), 8/25/35	500,000	474
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3, 1.387%, (ICE LIBOR USD 1 Month plus 0.15%), 9/25/36	42,202	39
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2001-WF1, Class A 6, 1.447%, (ICE LIBOR USD 1 Month plus 0.21%), 2/25/37	155,840	140
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A 4, 1.407%, (ICE LIBOR USD 1 Month plus 0.17%), 12/25/36	539,710	520
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL2, Class M1, 1.607%, (ICE LIBOR USD 1 Month plus 0.37%), 4/25/36 144A	100,000	92

Structured Products (10.4%)	Shares/ Par	Value $ (000’s)

Asset Backed Securities continued
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC3, Class 2 A2, 1.377%, (ICE LIBOR USD 1 Month plus 0.14%), 5/25/47	40,292	40
Tesco Property Finance 2 PLC, 6.052%, 10/13/39 GBP(f)	1,144,979	1,752
Tesco Property Finance 3 PLC, 5.744%, 4/13/40 GBP(f)	97,635	146
Tesco Property Finance 6 PLC, 5.411%, 7/13/44 GBP(f)	2,740,186	3,982
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A, 1.497%, (ICE LIBOR USD 1 Month plus 0.26%), 3/25/36 144A	1,946,707	1,878
The Unique Pub Finance Co. PLC, 5.659%, 6/30/27 GBP(f)	159,782	241
The Unique Pub Finance Co. PLC, 6.542%, 3/30/21 GBP(f)	727,480	1,055
The Unique Pub Finance Co. PLC, 7.395%, 3/28/24 GBP(f)	400,000	611
Vericrest Opportunity Loan Transferee, Series 2015-NP14, Class A1, 4.375%, 11/27/45 144A(e)	808,503	811
Vericrest Opportunity Loan Transferee, Series 2017-NPL4, Class A1, 3.375%, 4/25/47 144A(e)	299,892	302
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 1A, 1.387%, (ICE LIBOR USD 1 Month plus 0.15%), 1/25/37	217,948	169

Total		68,177

Mortgage Securities (2.0%)
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.000%, (ICE LIBOR USD 6 Month plus 1.50%), 9/25/45	3,962	4
Banc of America Funding Trust, Series 2005-H, Class 5A1, 3.546%, CSTR, 11/20/35	180,308	169
Banc of America Funding Trust, Series 2006-J, Class 4A1, 3.597%, CSTR, 1/20/47	96,692	91
Banc of America Funding Trust, Series 2007-6, Class A1, 1.527%, (ICE LIBOR USD 1 Month plus 0.29%), 7/25/37	101,345	94
Banc of America Funding Trust, Series 2007-D, Class 14A, 1.466%, (ICE LIBOR USD 1 Month plus 0.23%), 6/20/47	46,362	46
Barclays Capital LLC, Series 2009-RR14, Class 2A2, 3.518%, CSTR, 7/26/36 144A	50,251	41
Barclays Capital LLC, Series 2009-RR5, Class 3A3, 5.886%, CSTR, 8/26/36 144A	3,169,948	2,092
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 3.725%, CSTR, 7/25/34	13,308	13
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 3.437%, CSTR, 11/25/36	235,400	213
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.000%, 9/25/37	6,855	7
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA, 3.737%, CSTR, 9/25/37	23,109	22
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A, 3.812%, 9/25/37	100,692	96
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, CSTR, 1/25/35	31,857	32

Multi-Sector Bond Portfolio

Structured Products (10.4%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 1.566%, (ICE LIBOR USD 1 Month plus 0.33%), 11/20/35	9,796	9
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1, 2.369%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.48%), 1/25/36	26,750	26
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.500%, 1/25/36	320,099	273
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.500%, 8/25/32	19,323	20
Countrywide Alternative Loan Trust, Series 2006-0A12, Class A1B, 1.426%, (ICE LIBOR USD 1 Month plus 0.19%), 9/20/46	32,838	27
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 1.431%, (ICE LIBOR USD 1 Month plus 0.20%), 12/20/46	49,731	42
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 1.446%, (ICE LIBOR USD 1 Month plus 0.21%), 7/20/46	15,418	10
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13, 6.000%, 2/25/37	168,279	118
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1, 1.737%, (ICE LIBOR USD 1 Month plus 0.50%), 4/25/36	635,568	378
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1, 3.387%, CSTR, 5/25/36	22,386	19
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1, 1.446%, (ICE LIBOR USD 1 Month plus 0.21%), 5/20/46	592,625	501
Countrywide Alternative Loan Trust, Series 2006-OA6, Class 2A, 2.894%, CSTR, 7/25/46	681	1
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A2A, 1.397%, (ICE LIBOR USD 1 Month plus 0.16%), 12/25/46	15,514	15
Countrywide Alternative Loan Trust, Series 2007-0A3, Class 1A1, 1.377%, (ICE LIBOR USD 1 Month plus 0.14%), 4/25/47	54,932	48
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2, 6.000%, 5/25/37	326,118	245
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1, 3.176%, CSTR, 10/25/35	24,229	21
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, 3.375%, CSTR, 12/20/35	15,569	14
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-16, Class 2A1, 6.500%, 11/25/36	32,031	27
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1, 6.000%, 5/25/36	222,156	189
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1, 1.849%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.96%), 4/25/46	45,471	26
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A2, 1.507%, (ICE LIBOR USD 1 Month plus 0.27%), 4/25/46	1,204,973	611

Structured Products (10.4%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HYB1, Class 3A1, 3.250%, CSTR, 3/25/37	18,064	16
Credit Suisse First Boston Mortgage Securities, Series 2003-8, Class 5A1, 6.500%, 4/25/33	2,360	2
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3, 5.500%, 12/25/35	752,796	672
Federal National Mortgage Association, Series 2003-W6, Class F, 1.584%, (ICE LIBOR USD 1 Month plus 0.35%), 9/25/42	29,107	29
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.000%, 10/25/20	8,736	9
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.750%, 5/25/37	393,656	311
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 3.297%, CSTR, 9/25/35	14,099	14
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/36	167,588	142
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.395%, CSTR, 1/25/36	3,943	4
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.418%, CSTR, 3/25/47	18,986	18
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 1.547%, (ICE LIBOR USD 1 Month plus 0.31%), 11/19/35	17,390	16
Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A, 1.477%, (ICE LIBOR USD 1 Month plus 0.24%), 6/19/35	36,132	35
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 1.487%, (ICE LIBOR USD 1 Month plus 0.25%), 3/25/35	11,649	11
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A, 1.457%, (ICE LIBOR USD 1 Month plus 0.22%), 11/25/35	1,518,082	1,243
Impac Secured Assets Trust, Series 2007-1, Class A2, 1.397%, (ICE LIBOR USD 1 Month plus 0.16%), 3/25/37	155,410	137
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 3.532%, CSTR, 10/25/34	37,704	38
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 1.477%, (ICE LIBOR USD 1 Month plus 0.24%), 7/25/35	3,245	3
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 1.537%, (ICE LIBOR USD 1 Month plus 0.30%), 7/25/35	18,538	18
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 3.399%, CSTR, 10/25/35	17,801	17
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 3.480%, CSTR, 7/25/35	20,313	20
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1, 3.394%, CSTR, 6/25/37	117,577	105
JP Morgan Resecuritization Trust, Series 2009-10, Class 4A1, 1.737%, (ICE LIBOR USD 1 Month plus 0.50%), 3/26/37 144A	6,625	7
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1, 1.404%, (ICE LIBOR USD 1 Month plus 0.17%), 2/25/37	12,964	13

Multi-Sector Bond Portfolio

Structured Products (10.4%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A3, 1.617%, (ICE LIBOR USD 1 Month plus 0.38%), 8/25/35	47,718	47
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1, 3.153%, CSTR, 12/25/35	315,969	291
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A, 3.251%, CSTR, 2/25/36	8,393	9
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.753%, CSTR, 5/25/36	30,832	30
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 3.254%, CSTR, 7/25/35	108,932	98
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 1.507%, (ICE LIBOR USD 1 Month plus 0.27%), 9/25/35	1,210	1
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A 1, 4.225%, CSTR, 8/25/35	20,182	20
Nomura Resecuritization Trust, Series 2014-1R, Class 2A1, 1.780%, (ICE LIBOR USD 1 Month plus 0.13%), 2/26/37 144A	1,815,537	1,814
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 3.710%, CSTR, 3/25/35	198,048	180
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.000%, 10/25/34	302,453	308
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1, 1.427%, (ICE LIBOR USD 1 Month plus 0.19%), 8/25/36	16,030	15
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1, 1.427%, (ICE LIBOR USD 1 Month plus 0.19%), 9/25/36	35,478	32
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1, 1.377%, (ICE LIBOR USD 1 Month plus 0.14%), 1/25/37	34,801	33
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2, 6.500%, 4/25/37	3,944,980	2,284
Rise, Ltd., Series 2014-1, Class A, 4.750%, 1/31/21(p)(l)	542,950	546
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 1.557%, (ICE LIBOR USD 1 Month plus 0.32%), 10/25/35	98,686	94
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2, 2.076%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.48%), 2/25/36	745,953	747
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1, 1.417%, (ICE LIBOR USD 1 Month plus 0.18%), 7/25/46	383,031	351
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-1, Class 1A1, 1.587%, (ICE LIBOR USD 1 Month plus 0.35%), 2/25/35	36,318	35
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1, 1.887%, (ICE LIBOR USD 1 Month plus 0.65%), 12/25/35	27,024	22
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6, 2.822%, AFC, CSTR, 2/25/33	2,267	2

Structured Products (10.4%)	Shares/ Par	Value $ (000’s)

Mortgage Securities continued
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3, 3.180%, CSTR, 10/25/36	38,427	35
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1, 2.941%, CSTR, 3/25/36	386,690	368
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1, 3.187%, CSTR, 8/25/36	19,006	18
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1, 3.192%, CSTR, 2/25/37	6,527	6
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4 A2, 1.589%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.70%), 4/25/47	544,467	418
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1, 3.674%, CSTR, 7/25/37	88,621	82
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 1A1, 3.161%, CSTR, 3/25/35	33,463	34
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 3.164%, CSTR, 7/25/36	246,696	248
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 3.327%, CSTR, 4/25/36	139,596	132
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 1A3, 3.419%, CSTR, 4/25/36	4,544	5
Wells Fargo Mortgage Backed Securities Trust, Series 2007-11, Class A81, 6.000%, 8/25/37	172,081	172
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 3.389%, CSTR, 11/25/37	101,251	96

Total		16,992

Total Structured Products
(Cost: $82,117)		85,169

Bank Loan Obligations (4.6%)

Bank Loan Obligations (4.6%)
Albany Molecular Research, Inc., 4.566%, 7/19/24	100,000	100
Bohai Financial Investment Holding Co., 4.097%, 4/3/22	1,995,000	1,998
CenturyLink, Inc., 4.076%, 1/31/25	1,900,000	1,838
Charter Communications, Inc., 3.329%, 1/15/22	3,520,610	3,530
Chesapeake Energy Corp., 8.817%, 8/23/21	700,000	752
CommScope Holding Co., Inc., 3.810%, 12/29/22	171,400	172
Dell Technologies, Inc., 3.810%, 9/7/23	1,697,744	1,702
Grifols SA, 3.561%, 1/31/25	696,500	698
Hilton Worldwide Holdings, Inc., 3.324%, 10/25/23	1,414,725	1,420
Intelsat Jackson Holdings SA, 4.068%, 6/30/19	1,900,000	1,892
Las Vegas Sands, LLC, 3.334%, 3/29/24	683,471	686
PCF GmbH, 4.00%, 3/30/24 EUR(f)	1,000,000	1,187
Petrobras Netherlands BV TL, 2.25%, 5/10/22	2,400,000	2,340
Texas Energy Future Capital Holdings, 4.335%, 6/23/18	16,200,000	16,274
Valeant Pharmaceuticals International, Inc., 6.078%, 4/1/22	709,657	722

Multi-Sector Bond Portfolio

Bank Loan Obligations (4.6%)	Shares/ Par	Value $ (000’s)

Bank Loan Obligations continued
Virgin Media SFA Finance, Ltd., 3.782%, 1/31/26 GBP(f)	400,000	537
Ziggo Secured Finance BV, 3.000%, 4/15/25 EUR(f)	1,000,000	1,188

Total Bank Loan Obligations
(Cost: $36,569)		37,037

Short-Term Investments (17.0%)

Money Market Funds (0.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.920%,#(b)	2,281,469	2,281

Total		2,281

Repurchase Agreements (3.0%)
Tri-Party JP Morgan repurchase, 1.230%, 10/2/17 (Purchased on 9/29/17, to be repurchased at $24,002,460, collateralized by Government National Mortgage Association, 3.500%, due 5/20/45, par and fair value of $23,705,479.18 and $24,681,907.87, respectively)(k)	24,000,000	24,000

Total		24,000

Short-Term Investments (17.0%)	Shares/ $ Par	Value $ (000’s)

US Government & Agencies (13.7%)
US Treasury, 0.000%, 10/2/17(k)	9,100,000	9,099
US Treasury, 0.000%, 1/4/18(b)	6,000	6
US Treasury, 2.000%, 5/31/24(b)	102,900,000	102,040
US Treasury, 2.250%, 2/15/27(b)	150,000	149

Total		111,294

Total Short-Term Investments
(Cost: $138,035)		137,575

Total Investments (98.9%)
(Cost: $777,815)(a)		801,550

Other Assets, Less
Liabilities (1.1%)		8,669

Net Assets (100.0%)		810,219

*	Non-Income Producing

#	7 day yield as of September 30, 2017.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the value of these securities (in thousands) was $159,932 representing 19.7% of the net assets.

GO — General Obligation

RB — Revenue Bond

TRAN — Tax Allocation Bond

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CNY — China Yuan Renminbi

EUR — Euro

GBP — British Pound

INR — Indian Rupee

KRW — South Korean Won

MXN — Mexican New Peso

TRY — Turkish Lira

AFC — Available Funds Cap security—Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.

CSTR — Collateral Strip Rate security—interest is based on the weighted net interest rate of the collateral.

EXE — Security receives collateral principal and interest paid which exceeds the amount of principal and interest obligated to all bonds in the deal.

WAC — Weighted Average Coupon. Coupon represents a blended interest rate.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $777,815 and the net unrealized appreciation of investments based on that cost was $23,735 which is comprised of $33,903 aggregate gross unrealized appreciation and $10,168 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Multi-Sector Bond Portfolio

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation) (000’s)
Euro Buxl Future	Long	EUR	1,500	15	12/17	$2,894	$(64)
Euro-Bobl Future	Long	EUR	13,000	130	12/17	20,155	(67)
Euro-Bund Future	Short	EUR	4,100	41	12/17	(7,802)	78
Euro-Schatz Future	Long	EUR	5,900	59	12/17	7,819	(2)
Long Gilt Future	Short	GBP	2,400	24	12/17	(3,984)	100
US Five Year Treasury Note Futures	Long	USD	13,400	134	12/17	15,745	(99)
US Ten Year Treasury Note Futures	Long	USD	57,800	578	12/17	72,431	(678)
US Two Year Treasury Note Futures	Long	USD	45,400	227	12/17	48,965	(133)
US Ultra Bond	Long	USD	5,800	58	12/17	9,577	(145)

(c)	PIK — Payment In Kind, PIK rate of 4.50%

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on September 30, 2017.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	BNP Paribas	AUD	20,220	15,861	10/17	$-	$(259)	$(259)
Sell	BNP Paribas	AUD	20,220	15,855	11/17	38	-	38
Sell	Goldman Sachs International	BRL	13,300	4,148	1/18	-	(46)	(46)
Sell	HSBC Bank USA NA	CAD	11,030	8,840	10/17	-	(7)	(7)
Sell	JP Morgan Chase Bank NA	CAD	885	709	10/17	-	(13)	(13)
Sell	Bank of America NA	CAD	6,400	5,130	11/17	1	-	1
Buy	Goldman Sachs International	CNY	21,357	3,206	12/17	-	(102)	(102)
Sell	UBS AG	CNY	47,437	7,121	12/17	560	-	560
Buy	JP Morgan Chase Bank NA	EUR	2,325	2,748	10/17	20	-	20
Sell	Bank of America NA	EUR	150,421	177,782	10/17	-	(3,720)	(3,720)
Sell	BNP Paribas	EUR	745	880	10/17	-	(10)	(10)
Sell	HSBC Bank USA NA	EUR	913	1,079	10/17	-	(10)	(10)
Sell	JP Morgan Chase Bank NA	EUR	202	239	10/17	-	(4)	(4)
Sell	UBS AG	EUR	304	359	10/17	-	(4)	(4)
Sell	Bank of America NA	EUR	75,049	88,843	11/17	719	-	719
Buy	Goldman Sachs International	GBP	914	1,225	10/17	-	(29)	(29)
Sell	BNP Paribas	GBP	563	755	10/17	13	-	13
Sell	Goldman Sachs International	GBP	31,081	41,648	10/17	1,432	-	1,432
Sell	HSBC Bank USA NA	GBP	227	304	10/17	11	-	11
Sell	JP Morgan Chase Bank NA	GBP	30,957	41,522	11/17	32	-	32
Buy	JP Morgan Chase Bank NA	INR	128,639	1,955	12/17	23	-	23
Sell	UBS AG	KRW	4,466,820	3,903	12/17	-	(29)	(29)
Buy	Goldman Sachs International	MXN	70,607	3,832	12/17	84	-	84
Buy	Goldman Sachs International	TRY	6,966	1,930	11/17	60	-	60

						$2,993	$(4,233)	$(1,240)

Multi-Sector Bond Portfolio

(i)	Written options outstanding on September 30, 2017.

Description	Counterparty	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call — Ten Year Euro-Bund Future	Merrill Lynch Capital Services	EUR	3,600	$164	11/17	36	$(9)
Call — Ten Year Euro-Bund Future	Merrill Lynch Capital Services	EUR	2,900	163.50	11/17	29	(10)
Call — US Ten Year Treasury Note	Bank of America NA	USD	51	127.50	10/17	51	(4)
Put — Ten Year Euro-Bund Future	Bank of America NA	EUR	6,500	158.50	11/17	65	(28)
Put — US Ten Year Treasury Note	Bank of America NA	USD	51	126	10/17	51	(49)

(Premiums Received $102)							$(100)

(j)	Swap agreements outstanding on September 30, 2017.

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Chesapeake Energy Corp., 6.625%, 8/15/20	Credit Suisse International	5.00%	6/20	4.044%	2,200 USD	$(75)	$129	$54
Deutsche Bank AG, 0.763%, 12/20/21	BNP Paribas	1.00%	12/21	1.540%	700 EUR	(95)	76	(19)
Deutsche Bank AG, 1.448%, 12/20/21	Goldman Sachs International	1.00%	12/21	1.540%	1,100 EUR	(84)	54	(30)
Deutsche Bank AG, 1.448%, 12/20/21	JP Morgan Chase Bank NA	1.00%	12/21	1.540%	700 EUR	(97)	79	(18)
Federative Republic of Brazil, 4.25%, 1/7/25	Goldman Sachs International	1.00%	6/22	1.755%	500 USD	(28)	12	(16)
Federative Republic of Brazil, 4.25%, 1/7/25	Goldman Sachs International	1.00%	12/22	1.937%	1,000 USD	(48)	3	(45)
Federative Republic of Brazil, 4.25%, 1/7/25	HSBC Bank USA NA	1.00%	12/22	1.937%	800 USD	(39)	3	(36)
Novo Banco, 5.00%, 12/20/21	JP Morgan Chase Bank NA	5.00%	12/21	14.023%	100 EUR	(23)	(3)	(26)
Republic of Brazil, 4.25%, 1/7/25	Barclays Bank PLC	1.00%	6/22	1.755%	200 USD	(11)	4	(7)
Republic of Peru, 8.75%, 11/21/33	Barclays Bank PLC	1.00%	3/23	0.888%	1,100 USD	(17)	23	6
Republic of South Africa, 5.50%, 3/9/20	Barclays	1.00%	6/24	2.301%	4,600 USD	(328)	(27)	(355)
Republic of Turkey, 11.875%, 1/15/30	JP Morgan Chase Bank NA	1.00%	6/21	1.355%	2,100 USD	(141)	115	(26)
Republic of Turkey, 11.875%, 1/15/30	JP Morgan Chase Bank NA	1.00%	12/21	1.506%	1,300 USD	(86)	60	(26)
Republic of Venezuela, 9.25%, 9/15/27	BNP Paribas	5.00%	9/20	69.465%	300 USD	(120)	(63)	(183)
Republic of Venezuela, 9.25%, 9/15/27	Goldman Sachs International	5.00%	12/21	65.463%	100 USD	(45)	(19)	(64)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA NA	5.00%	6/20	70.589%	100 USD	(31)	(29)	(60)
Republic of Venezuela, 9.25%, 9/15/27	JP Morgan Chase Bank NA	5.00%	12/21	65.463%	220 USD	(97)	(42)	(139)
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	9/20	0.773%	400 USD	(26)	28	2
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	9/20	0.773%	900 USD	(52)	58	6
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	6/22	1.280%	2,100 USD	(58)	32	(26)

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)		Market Value (000’s)
Russian Federation, 7.50%, 3/31/30	HSBC Bank USA NA	1.00%	6/21	0.987%	4,200 USD	$(224)	$226		$2
Russian Federation, 7.50%, 3/31/30	JP Morgan Chase Bank NA	1.00%	9/20	0.773%	1,500 USD	(98)	108		10
Russian Federation, 7.50%, 3/31/30	JP Morgan Chase Bank NA	1.00%	12/20	0.820%	800 USD	(60)	64		4
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21	Goldman Sachs International	1.00%	6/22	1.614%	1,600 USD	(72)	27		(45)
Unicredit Spa, 4.70%, 6/14/17	JP Morgan Chase Bank NA	1.00%	12/22	2.141%	900 EUR	(61)	-	(m)	(61)
United Mexican States, 5.95%, 3/19/19	BNP Paribas	1.00%	12/22	1.102%	1,500 USD	(52)	44		(8)
United Mexican States, 5.95%, 3/19/19	JP Morgan Chase Bank NA	1.00%	12/22	1.102%	3,800 USD	(136)	117		(19)
Venezuela Government Int’l Bond, 9.25%, 9/15/27	Barclays Bank PLC	5.00%	12/21	65.463%	100 USD	(45)	(18)		(63)

						$(2,249)	$1,061		$(1,188)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation)(000’s)	Market Value (000’s)
6-Month Australian Bank Bill	3.00%	12/20	3,400	AUD	$49	$2	$51
6-Month GBP-LIBOR	0.75%	3/20	16,300	GBP	29	(122)	(93)

					$78	$(120)	$(42)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation)(000’s)	Market Value (000’s)
6-Month GBP-LIBOR	1.75%	3/48	1,500	GBP	$(79)	$36	$(43)
6-Month GBP-LIBOR	1.50%	3/28	3,900	GBP	(125)	115	(10)
6-Month GBP-LIBOR	1.00%	3/23	4,700	GBP	(43)	102	59
6-Month Euribor	1.00%	3/28	6,800	EUR	(42)	54	12

					$(289)	$307	$18

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Ally Financial, Inc, 7.50%, 9/15/20	5.00%	6/22	1.289%	1,300	USD	$152	$60	$212
Ford Motor Co., 6.50%, 8/1/18	5.00%	12/23	1.322%	200	USD	33	9	42
General Motors, Co., 3.50%, 10/2/18	5.00%	6/22	9.143%	200	USD	32	5	37
Marks & Spencer PLC, 6.125%, 12/2/19	1.00%	12/22	1.376%	2,900	EUR	(60)	(4)	(64)
Navient Corp., 5.50%, 1/25/23	5.00%	12/21	2.218%	650	USD	16	55	71
Novo Banco, SA, 5.00%, 4/23/19	5.00%	12/21	14.023%	600	EUR	(128)	(24)	(152)
Telefonica Emisiones SAU, 2.73%, 5/29/19	1.00%	6/22	0.649%	3,000	EUR	(2)	62	60
Telefonica Emisiones SAU, 2.736%, 5/19/19	1.00%	12/22	0.727%	1,500	EUR	28	(2)	26
Volkswagen International Finance NV, 5.375%, 5/22/18	1.00%	6/22	0.691%	500	EUR	1	8	9
Volkswagen International Finance NV, 5.375%, 5/22/18	1.00%	12/21	0.596%	700	EUR	(4)	18	14

						$68	$187	$255

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Markit CDX North America High Yield	5.00%	6/22	3.132%	59,100	USD	$3,981	$580	$4,561
Markit Roll CDX	1.00%	12/22	1.855%	6,400	USD	(269)	11	(258)

						$3,712	$591	$4,303

(k)	Cash or securities with an aggregate value of $113,534 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on September 30, 2017.

(l)	This security is being valued using significant unobservable inputs.

(m)	Amount is less than one thousand.

(p)	Restricted securities (excluding 144A issues) on September 30, 2017.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Rise, Ltd., Series 2014-1, Class A, 4.750%, 1/31/21	2/21/14	$545	$546	0.07%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$-	$37,037	$-
Municipal Bonds	-	12,898	-
Corporate Bonds	-	354,858	3,825
Government Bonds	-	170,188	-
Structured Products	-	84,623	546
Short-Term Investments	2,281	135,294	-
Other Financial Instruments^
Futures	178	-	-
Forward Currency Contracts	-	2,993	-
Interest Rate Swaps	-	122	-
Credit Default Swaps	-	5,116	-
Total Assets:	$2,459	$803,129	$4,371

Multi-Sector Bond Portfolio

Liabilities:
Other Financial Instruments^
Futures	(1,188)	-	-
Forward Currency Contracts	-	(4,233)	-
Written Options	-	(100)	-
Interest Rate Swaps	-	(146)	-
Credit Default Swaps	-	(1,746)	-
Total Liabilities:	$(1,188)	$(6,225)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Balanced Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Investment Companies (94.3%)	Shares/ $ Par	Value $ (000’s)

Domestic Equity (40.9%)
iShares Russell 2000 ETF	76,800	11,379
iShares Russell Mid-Cap ETF	52,000	10,257
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio(q)	48,838,567	77,604
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio(q)	43,616,356	77,114
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio(q)	30,836,301	78,571
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio(q)	53,640,764	152,340
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio(q)	67,545,204	76,799
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio(q)	41,748,200	77,025
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio(q)	73,841,876	75,614
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio(q)	33,550,607	111,120
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio(q)	64,382,148	112,669
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio(q)	13,074,014	36,254
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio(q)	14,974,237	36,687

Total		933,433

Fixed Income (43.4%)
iShares Core U.S. Aggregate Bond ETF	103,400	11,331
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio(q)	186,728,658	139,113
Northwestern Mutual Series Fund, Inc., Inflation Protection Portfolio(q)	30,866,668	33,861
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio(q)	642,188,646	804,662

Total		988,967

Foreign Equity (10.0%)
iShares Core MSCI Emerging Markets ETF	81,280	4,391
iShares MSCI EAFE ETF	104,200	7,136
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio(q)	6,196,760	6,550
Northwestern Mutual Series Fund, Inc., International Equity Portfolio(q)	25,531,267	47,539
Northwestern Mutual Series Fund, Inc., International Growth Portfolio(q)	31,425,795	47,893

Investment Companies (94.3%)	Shares/ $ Par	Value $ (000’s)

Foreign Equity continued
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio(q)	116,185,004	114,442

Total		227,951

Total Investment Companies
(Cost: $2,032,385)		2,150,351

Short-Term Investments (5.8%)

Commercial Paper (4.0%)
Apple, Inc., 0.000%, 11/15/17 144A	6,000,000	5,991
Bank of America NA, 1.400%, 1/8/18	10,000,000	10,002
General Mills, Inc., 0.000%, 10/11/17 144A	10,000,000	9,995
Microsoft Corp., 0.000%, 12/14/17 144A	10,000,000	9,976
Pfizer, Inc., 0.000%, 10/10/17 144A	2,000,000	1,999
Pfizer, Inc., 0.000%, 12/18/17 144A	8,000,000	7,978
Roche Holding, Inc., 0.000%, 10/10/17 144A	10,000,000	9,997
Societe Generale, 0.000%, 10/19/17 144A	10,000,000	9,993
United Parcel Service, 0.000%, 10/2/17 144A	10,000,000	9,999
Wal-Mart Stores, Inc., 0.000%, 10/3/17 144A	6,000,000	5,999
Walt Disney Co., 0.000%, 12/7/17 144A	10,000,000	9,977

Total		91,906

U.S. Government & Agencies (1.2%)
Federal Home Loan Bank Discount Note, 0.000%, 10/11/17	5,000,000	4,998
Federal Home Loan Bank Discount Note, 0.000%, 10/18/17	9,000,000	8,996
Federal Home Loan Bank Discount Note, 0.000%, 11/3/17	2,000,000	1,998
Federal Home Loan Bank Discount Note, 0.000%, 11/13/17	2,000,000	1,998
Federal Home Loan Bank Discount Note, 0.000%, 11/15/17(b)	5,000,000	4,993
Federal Home Loan Bank Discount Note, 0.000%, 12/11/17	2,000,000	2,993

Total		25,976

Money Market Funds (0.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.920%#	14,731,554	14,732

Total		14,732

Total Short-Term Investments
(Cost: $132,616)		132,614

Total Investments (100.1%)
(Cost: $2,165,001)(a)		2,282,965

Other Assets, Less
Liabilities (-0.1%)		(2,828)

Net Assets (100.0%)		2,280,137

#	7 day yield as of September 30, 2017.

Balanced Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the value of these securities (in thousands) was $81,904 representing 3.6% of the net assets.

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $2,165,001 and the net unrealized appreciation of investments based on that cost was $117,964 which is comprised of $124,680 aggregate gross unrealized appreciation and $6,716 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Futures (Long) (Total Notional Amount at September 30, 2017, $3)	63	12/17	$7,926	$4

(q)	Affiliated Company

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$2,150,351	$-	$ -
Short-Term Investments
Commercial Paper	-	91,906	-
U.S. Government & Agencies	-	25,976	-
Money Market Funds	14,732	-	-
Other Financial Instruments^
Futures	4	-	-
Total Assets:	$2,165,087	$117,882	$ -

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Asset Allocation Portfolio

Schedule of Investments

September 30, 2017 (unaudited)

Investment Companies (93.9%)	Shares/ $ Par	Value $ (000’s)

Domestic Equity (51.9%)
iShares Russell 2000 ETF	9,100	1,348
iShares Russell Mid-Cap ETF	8,200	1,618
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio(q)	6,822,995	10,842
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio(q)	6,265,690	11,078
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio(q)	4,432,302	11,294
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio(q)	7,713,713	21,907
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio(q)	10,928,829	12,426
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio(q)	6,754,617	12,462
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio(q)	10,611,398	10,866
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio(q)	4,839,229	16,028
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio(q)	9,244,733	16,178
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio(q)	2,588,259	7,177
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio(q)	2,958,112	7,247

Total		140,471

Fixed Income (27.3%)
iShares Core U.S. Aggregate Bond ETF	30,450	3,337
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio(q)	28,940,865	21,561
Northwestern Mutual Series Fund, Inc., Inflation Protection Portfolio(q)	3,686,268	4,044
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio(q)	35,905,221	44,989

Total		73,931

Foreign Equity (14.7%)
iShares MSCI EAFE ETF	57,450	3,934
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio(q)	2,781,704	2,940
Northwestern Mutual Series Fund, Inc., International Equity Portfolio(q)	4,093,633	7,623

Investment Companies (93.9%)	Shares/ $ Par	Value $ (000’s)

Foreign Equity continued
Northwestern Mutual Series Fund, Inc., International Growth Portfolio(q)	5,029,684	7,665
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio(q)	18,086,093	17,815

Total		39,977

Total Investment Companies
(Cost: $235,313)		254,379

Short-Term Investments (6.3%)

Commercial Paper (2.9%)
Bank of America NA, 0.000%, 1/8/18	1,000,000	1,000
General Mills, Inc., 0.000%, 10/11/17 144A	1,000,000	999
Microsoft Corp., 0.000%, 10/10/17 144A	800,000	800
Pfizer Inc., 0.000%, 12/18/17 144A	1,000,000	997
Roche Holding, Inc., 0.000%, 10/10/17 144A	1,000,000	1,000
Societe Generale SA, 0.000%, 10/19/17	1,000,000	999
United Parcel Service, Inc., 0.000%, 10/2/17 144A	1,000,000	1,000
Walt Disney Co., 0.000%, 12/7/17 144A	1,000,000	998

Total		7,793

U.S Government & Agencies (1.4%)
Federal Home Loan Bank Discount Note, 0.000%, 11/15/17	1,000,000	998
Federal Home Loan Bank Discount Note, 0.000%, 12/11/17	1,000,000	998
Federal Home Loan Bank Discount Note, 0.000%, 11/13/17	1,000,000	999
Federal Home Loan Bank Discount Note, 0.000%, 10/11/17	1,000,000	1,000

Total		3,995

Money Market Funds (2.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.92%#(b)	5,361,335	5,361

Total		5,361

Total Short-Term Investments
(Cost: $17,150)		17,149

Total Investments (100.2%)
(Cost: $252,463)(a)		271,528

Other Assets, Less
Liabilities (-0.2%)		(705)

Net Assets (100.0%)		270,823

#	7 day yield as of September 30, 2017.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the value of these securities (in thousands) was $4,994 representing 1.9% of the net assets.

Asset Allocation Portfolio

(a)	At September 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $252,463 and the net unrealized appreciation of investments based on that cost was $19,065 which is comprised of $19,951 aggregate gross unrealized appreciation and $886 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Value	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Futures (Long) (Total Notional Value at September 30, 2017, $1)	21	12/17	$2,642	$1

(q)	Affiliated Company

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$254,379	$-	$-
Short-Term Investments		-	-
Commercial Paper	-	7,793	-
U.S. Government & Agencies	-	3,995	-
Money Market Funds	5,361	-	-
Other Financial Instruments^
Futures	1	-	-
Total Assets:	$259,741	$11,788	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: November 14, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: November 14, 2017

By:	/s/ Todd M. Jones
Todd M. Jones, Vice President,
Chief Financial Officer and Treasurer

Date: November 14, 2017